As Filed with the U.S. Securities and Exchange Commission On July 29, 2004


                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 54 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 55 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

|X|   immediately upon filing pursuant to paragraph (b) of rule 485

|_|   on (date) pursuant to paragraph (b)(1)(v) of rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485

|_|   on (date) pursuant to paragraph (a)(1) of rule 485

|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on (date) pursuant to paragraph (a)(2) of rule 485

      [LOGO]RydexInvestments
Essential for modern markets(TM)

--------------------------------------------------------------------------------

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                           INVESTOR CLASS SHARES
                                                                  H-CLASS SHARES
                                                                  AUGUST 1, 2004


BENCHMARK FUNDS                   SECTOR FUNDS

NOVA                              BANKING
URSA                              BASIC MATERIALS
OTC                               BIOTECHNOLOGY
ARKTOS                            CONSUMER PRODUCTS
MEDIUS                            ELECTRONICS
MEKROS                            ENERGY
U.S. GOVERNMENT BOND              ENERGY SERVICES
JUNO                              FINANCIAL SERVICES
LARGE-CAP EUROPE                  HEALTH CARE
LARGE-CAP JAPAN                   INTERNET
LARGE-CAP VALUE                   LEISURE
LARGE-CAP GROWTH                  PRECIOUS METALS
MID-CAP VALUE                     REAL ESTATE
MID-CAP GROWTH                    RETAILING
INVERSE MID-CAP                   TECHNOLOGY
SMALL-CAP VALUE                   TELECOMMUNICATIONS
SMALL-CAP GROWTH                  TRANSPORTATION
INVERSE SMALL-CAP                 UTILITIES

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                          [LOGO]RydexInvestments
                                                Essential for modern markets(TM)

RSEIH-1-0804
X0705

TABLE OF CONTENTS
--------------------------------------------------------------------------------


BENCHMARK FUNDS
   Common Risk/Return Information                                              2
   Nova Fund                                                                   3
   Ursa Fund                                                                   6
   OTC Fund                                                                    9
   Arktos Fund                                                                12
   Medius Fund                                                                15
   Mekros Fund                                                                18
   U.S. Government Bond Fund                                                  21
   Juno Fund                                                                  24
   Large-Cap Europe Fund                                                      27

   Large-Cap Japan Fund                                                       30
   Large-Cap Value Fund                                                       33
   Large-Cap Growth Fund                                                      35
   Mid-Cap Value Fund                                                         37
   Mid-Cap Growth Fund                                                        39
   Inverse Mid-Cap Fund                                                       41
   Small-Cap Value Fund                                                       43
   Small-Cap Growth Fund                                                      45
   Inverse Small-Cap Fund                                                     47
SECTOR FUNDS
   Common Risk/Return Information                                             49
   Banking Fund                                                               50
   Basic Materials Fund                                                       53
   Biotechnology Fund                                                         56
   Consumer Products Fund                                                     59
   Electronics Fund                                                           62
   Energy Fund                                                                65
   Energy Services Fund                                                       68
   Financial Services Fund                                                    71
   Health Care Fund                                                           74
   Internet Fund                                                              77
   Leisure Fund                                                               80
   Precious Metals Fund                                                       83
   Real Estate Fund                                                           86
   Retailing Fund                                                             88
   Technology Fund                                                            91
   Telecommunications Fund                                                    94
   Transportation Fund                                                        97
   Utilities Fund                                                            100

MONEY MARKET FUND
   U.S. Government Money Market Fund                                         103
INVESTMENTS AND RISKS                                                        106
SHAREHOLDER INFORMATION                                                      115
TRANSACTION INFORMATION                                                      116
BUYING FUND SHARES                                                           118
SELLING FUND SHARES                                                          120
EXCHANGING FUND SHARES                                                       122
RYDEX ACCOUNT POLICIES                                                       123
DISTRIBUTION AND SHAREHOLDER SERVICES                                        126
DIVIDENDS AND DISTRIBUTIONS                                                  127
TAX INFORMATION                                                              127
MANAGEMENT OF THE FUNDS                                                      128
FINANCIAL HIGHLIGHTS                                                         130
BENCHMARK INFORMATION                                                        167

                                                                    PROSPECTUS 1


                               RYDEX SERIES FUNDS
                              INVESTOR CLASS SHARES
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------
BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND
--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund and Inverse Small-Cap Fund.

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

MONEY MARKET FUND - U.S. Government Money Market Fund

Investor Class Shares and H-Class Shares of the Funds are sold principally to professional money managers ("intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex Web site -- www.rydexinvestments.com -- and over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------
NOVA FUND                        LARGE-CAP JAPAN FUND
URSA FUND                        LARGE-CAP VALUE FUND
OTC FUND                         LARGE-CAP GROWTH FUND
ARKTOS FUND                      MID-CAP VALUE FUND
MEDIUS FUND                      MID-CAP GROWTH FUND
MEKROS FUND                      INVERSE MID-CAP FUND
U.S. GOVERNMENT BOND FUND        SMALL-CAP VALUE FUND
JUNO FUND                        SMALL-CAP GROWTH FUND
LARGE-CAP EUROPE FUND            INVERSE SMALL-CAP FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.


SWAP COUNTERPARTY CREDIT RISK - A Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 3


NOVA FUND (RYNAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

4


PERFORMANCE

The bar chart and table show the performance of the Nova Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


NOVA FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1994    1995    1996    1997    1998    1999    2000     2001     2002     2003
-----   -----   -----   -----   -----   -----   ------   ------   ------   -----
-4.77   50.42   27.29   42.33   35.13   24.00   -19.57   -22.22   -35.09   40.45

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.52%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.38% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           40.45%           40.44%            26.29%       28.68%

PAST FIVE YEARS         -6.69%           -6.73%            -5.58%       -0.57%

PAST TEN YEARS           9.51%            9.00%             8.11%       11.07%
(07/12/93)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                    PROSPECTUS 5



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Nova Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION (12B-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.25%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE NOVA MASTER FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

NOVA FUND                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $131      $408      $706     $1,553

6


URSA FUND (RYUAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                    PROSPECTUS 7


PERFORMANCE

The bar chart and table show the performance of the Ursa Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

URSA FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995     1996     1997     1998     1999     2000    2001    2002    2003
------   ------   ------   ------   ------   -----   -----   -----   ------
-20.14   -12.17   -20.98   -19.01   -12.40   17.45   16.33   22.23   -23.73

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -3.95%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.66% (QUARTER ENDED SEPTEMBER 30, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN   AFTER TAXES ON       AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           -23.73%          -24.68%           -15.30%       28.68%

PAST FIVE YEARS           2.22%            1.77%             1.65%       -0.57%

SINCE INCEPTION           6.35%           -6.70%            -5.28%       11.00%
(01/07/94)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

8



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Ursa Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12B-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.38%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE URSA MASTER FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

URSA FUND                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $145      $450      $778     $1,704

                                                                    PROSPECTUS 9


OTC FUND (RYOCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

10



PERFORMANCE

The bar chart and table show the performance of the OTC Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

OTC FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995    1996    1997    1998    1999     2000     2001     2002     2003
-----   -----   -----   -----   ------   ------   ------   ------   -----
44.24   43.46   21.85   86.48   100.64   -37.92   -34.65   -38.55   46.24

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.02%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.77% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON      AND SALE OF    NASDAQ 100
                   BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         46.24%           46.24%            30.06%         49.13%

PAST FIVE YEARS       -6.06%           -6.18%            -5.09%         -4.37%

SINCE INCEPTION       13.00%           12.48%            11.34%         13.92%
(02/14/94)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 11



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the OTC Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION (12B-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.47%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.22%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

OTEC FUND                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $128      $399      $690     $1,518

12


ARKTOS FUND (RYAIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of the Artktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into swap agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in

                                                                   PROSPECTUS 13


price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The bar chart and table show the performance of the Arktos Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ARKTOS FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999     2000    2001    2002    2003
------   -----   -----   -----   ------
-54.31   23.53   15.13   35.46   -36.92


THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -4.69%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE 0% HIGHEST RETURN FOR A QUARTER WAS 51.31% (QUARTER ENDED SEPTEMBER 30, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -35.88% (QUARTER ENDED DECEMBER 31, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                    FUND RETURN       DISTRIBUTIONS
                    FUND RETURN   AFTER TAXES ON       AND SALE OF    NASDAQ 100
                   BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         -36.92%          -36.91%           -23.99%        49.13%

PAST FIVE YEARS       -11.10%          -11.39%            -9.20%        -4.37%

SINCE INCEPTION       -17.75%          -18.01%           -14.03%         3.71%
(09/03/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NONFINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

14


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Ursa Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12B-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.40%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE ARKTOS MASTER FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ARKTOS FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $147      $457      $789     $1,727

                                                                   PROSPECTUS 15


MEDIUS FUND (RYMDX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The investment objective of the Medius Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

16


PERFORMANCE

The bar chart and table show the performance of the Medius Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

MEDIUS FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2002    2003
------   -----
-27.40   50.89

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 7.61%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.12% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -25.72% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                    FUND RETURN       DISTRIBUTIONS   S&P MIDCAP
                    FUND RETURN    AFTER TAXES ON      AND SALE OF        400
                   BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)     INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         50.89%           50.88%            33.08%         35.62%

SINCE INCEPTION        2.63%            2.52%             2.17%          7.08%
(08/16/01)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P MIDCAP 400(R) INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                                                                   PROSPECTUS 17


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Medius Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MEDIUS FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
H-CLASS                                     $174      $540      $930     $2,022

18


MEKROS FUND (RYMKX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The investment objective of the Mekros Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

                                                                   PROSPECTUS 19


PERFORMANCE

The bar chart and table show the performance of the Mekros Fund H-Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

 MEKROS FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2001    2002     2003
-----   ------   -----
-7.25   -33.70   68.32

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.35%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 36.24% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -32.32% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                    FUND RETURN      DISTRIBUTIONS
                   FUND RETURN    AFTER TAXES ON      AND SALE OF    RUSSEL 2000
                  BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)     INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         68.32%           68.32%            44.41%         47.26%

SINCE INCEPTION       -1.12%           -1.13%            -0.95%          5.23%
(11/01/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANIES PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

20


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mekros Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES** .........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MEKROS FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
H-CLASS                                     $174      $540      $930     $2,022

                                                                   PROSPECTUS 21


U.S. GOVERNMENT BOND FUND (RYGBX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

22


PERFORMANCE

The bar chart and table show the performance of the U.S. Government Bond Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT BOND FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  1994    1995    1996    1997    1998    1999     2000   2001    2002    2003
------    -----   -----   -----   -----   ------   -----   ----   -----   -----
-17.96    36.14   -7.90   16.36   16.89   -19.08   21.26   0.79   19.02   -1.68

The year-to-date return for the period from January 1, 2004 through June 30, 2004 is -1.16%.

During the period shown in the bar chart, the highest return for a quarter was 17.42% (quarter ended September 30, 2002) and the lowest return for a quarter was -10.53% (quarter ended March 31, 1996.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                        FUND RETURN      LEHMAN
                                                      AFTER TAXES ON   LONG TERM
                                     FUND RETURN       DISTRIBUTIONS    TREASURY
                     FUND RETURN    AFTER TAXES ON      AND SALE OF       BOND
                    BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          -1.69%           -2.99%            -1.08%         -4.34%

PAST FIVE YEARS         2.99%            1.29%             1.46%         -1.23%

SINCE INCEPTION         4.97%            3.17%             3.09%          0.37%
(01/03/94)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 23


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. Government Bond Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.50%
DISTRIBUTION (12B-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.45%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................0.95%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT BOND FUND                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $100      $311      $540     $1,198

24


JUNO FUND (RYJUX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Master Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                   PROSPECTUS 25


PERFORMANCE

The bar chart and table show the performance of the Juno Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

JUNO FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


1996    1997    1998    1999    2000    2001    2002     2003
----   -----   -----   -----   ------   ----   ------   -----
8.00   -5.56   -4.58   20.36   -13.74   1.42   -16.73   -1.91

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -0.05%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.77% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -13.08% (QUARTER ENDED 10% SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                        FUND RETURN      LEHMAN
                                                      AFTER TAXES ON      LONG
                                     FUND RETURN       DISTRIBUTIONS    TREASURY
                     FUND RETURN   AFTER TAXES ON       AND SALE OF       BOND
                    BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARE(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          -1.91%           -1.91%             -1.24%        -4.34%

PAST FIVE YEARS        -2.97%           -3.02%             -2.53%        -1.23%

SINCE INCEPTION        -3.72%           -3.81%             -3.14%         2.26%
(03/03/94)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

26


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Juno Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12B-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.38%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE JUNO MASTER FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

JUNO FUND                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $145      $450      $778     $1,704

                                                                   PROSPECTUS 27


LARGE-CAP EUROPE FUND (RYEUX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM). The investment objective of the Large-Cap Europe Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

28


--------------------------------------------------------------------------------
THE PRICE OF THE FUND IS CALCULATED AT THE CLOSE OF THE U.S. MARKETS USING FAIR VALUE PRICES; DUE TO THE DIFFERENCE IN TIMES BETWEEN THE CLOSE OF THE EUROPEAN MARKETS AND THE TIME THE FUND PRICES ITS SHARES, THE VALUE THE FUND ASSIGNS TO SECURITIES GENERALLY WILL NOT BE THE SAME AS THE QUOTED OR PUBLISHED PRICES OF THOSE SECURITIES ON THEIR PRIMARY MARKETS OR EXCHANGES. THE FUND, ON A DAILY BASIS, IS PRICED WITH CONSIDERATION TO THE PERFORMANCE OF SECURITIES ON THEIR PRIMARY EXCHANGES, FOREIGN CURRENCY APPRECIATION/DEPRECIATION, AND MARKET MOVEMENT IN THE U.S. AS RELATED TO THE SECURITIES.
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table show the performance of the Large-Cap Europe Fund H-Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LARGE-CAP EUROPE FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2001     2002     2003
------   ------   -----
-29.67   -28.94   42.77

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -2.28%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.02% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -29.14% (QUARTER ENDED JUNE 30, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                        FUND RETURN
                                                      AFTER TAXES ON       DOW
                                     FUND RETURN       DISTRIBUTIONS      JONES
                     FUND RETURN   AFTER TAXES ON       AND SALE OF     STOXX 50
                    BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           42.77%           40.54%            27.80%         10.49%

SINCE INCEPTION        -11.37%          -11.76%            -9.62%        -16.05%
(05/08/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX. THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY RYDEX SERIES FUNDS.

                                                                   PROSPECTUS 29


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Europe Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.58%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.73%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP EUROPE FUND                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
H-CLASS                                     $182      $562      $968     $2,100

30


LARGE-CAP JAPAN FUND (RYJPX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The investment objective of the Large-Cap Japan Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks

                                                                   PROSPECTUS 31


tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

--------------------------------------------------------------------------------
THE PRICE OF THE FUND IS CALCULATED AT THE CLOSE OF THE U.S. MARKETS USING FAIR VALUE PRICES; DUE TO THE DIFFERENCE IN TIMES BETWEEN THE CLOSE OF THE JAPANESE MARKETS AND THE TIME THE FUND PRICES ITS SHARES, THE VALUE THE FUND ASSIGNS TO SECURITIES GENERALLY WILL NOT BE THE SAME AS THE QUOTED OR PUBLISHED PRICES OF THOSE SECURITIES ON THEIR PRIMARY MARKETS OR EXCHANGES. THE FUND, ON A DAILY BASIS, IS PRICED WITH CONSIDERATION TO THE PERFORMANCE OF SECURITIES ON THEIR PRIMARY EXCHANGES, FOREIGN CURRENCY APPRECIATION/DEPRECIATION, AND MARKET MOVEMENT IN THE U.S. AS RELATED TO THE SECURITIES.
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table show the performance of the Large-Cap Japan Fund H-Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

 LARGE-CAP JAPAN FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2001     2002     2003
------   ------   -----
-41.52   -16.18   39.38

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 8.80%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.87% (QUARTER ENDED SEPTEMBER 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.96% (QUARTER ENDED SEPTEMBER 30, 2001.)

32


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                        FUND RETURN
                                                      AFTER TAXES ON
                                      FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON      AND SALE OF    TOPIX 100
                    BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           39.38%           39.00%            25.60%        30.85%

SINCE INCEPTION        -22.13%          -22.19%           -17.73%       -16.59%
(05/08/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE TOPIX100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Japan Fund.

SHAREHOLDER FEES* ........................................................ NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES............................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES** ..........................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP JAPAN FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
H-CLASS                                     $174      $540      $930     $2,022

                                                                   PROSPECTUS 33



LARGE-CAP VALUE FUND (RYZAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index"). The investment objective of the Large-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Large-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

34


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Value Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES ............................................................0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP VALUE FUND                                            1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $148      $460

                                                                   PROSPECTUS 35



LARGE-CAP GROWTH FUND (RYAWX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index"). The investment objective of the Large-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark, the Large-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Large-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

36


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Growth Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES** ..........................................................0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP GROWTH FUND                                           1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $148      $460

                                                                   PROSPECTUS 37



MID-CAP VALUE FUND (RYAVX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index"). The investment objective of the Mid-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Mid-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

38


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mid-Cap Value Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES** ..........................................................0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MID-CAP VALUE FUND                                              1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $148     $460

                                                                   PROSPECTUS 39



MID-CAP GROWTH FUND (RYBHX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index"). The investment objective of the Mid-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

PERFORMANCE

The Mid-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

40


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mid-Cap Growth Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES** ..........................................................0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MID-CAP GROWTH FUND                                             1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $148     $460

                                                                   PROSPECTUS 41



INVERSE MID-CAP FUND (RYMHX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Inverse Mid-Cap Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The Inverse Mid-Cap Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

42


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Mid-Cap Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES** ..........................................................0.39%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.54%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

INVERSE MID-CAP FUND                                            1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $162      $502

                                                                   PROSPECTUS 43



SMALL-CAP VALUE FUND (RYAZX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index"). The investment objective of the Small-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Small-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

44


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Small-Cap Value Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES** ..........................................................0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

SMALL CAP VALUE FUND                                            1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $148      $460

                                                                   PROSPECTUS 45



SMALL-CAP GROWTH FUND (RYWAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index"). The investment objective of the Small-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Small-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

46


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Small-Cap Growth Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES** ..........................................................0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

SMALL CAP GROWTH FUND                                           1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $148     $460

                                                                   PROSPECTUS 47



INVERSE SMALL-CAP FUND (RYSHX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is the inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). The investment objective of the Inverse Small-Cap Fund is non-fundamental and may be changed without shareholder approval.

If the fund meets its objectives, the value of the Fund's shares tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Small-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The Inverse Small-Cap Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

48


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Small-Cap Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES** ..........................................................0.39%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.54%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

INVERSE SMALL-CAP FUND                                          1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $162      $502

                                                                   PROSPECTUS 49



RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------
BANKING FUND                        INTERNET FUND
BASIC MATERIALS FUND                LEISURE FUND
BIOTECHNOLOGY FUND                  PRECIOUS METALS FUND
CONSUMER PRODUCTS FUND              REAL ESTATE FUND
ELECTRONICS FUND                    RETAILING FUND
ENERGY FUND                         TECHNOLOGY FUND
ENERGY SERVICES FUND                TELECOMMUNICATIONS FUND
FINANCIAL SERVICES FUND             TRANSPORTATION FUND
HEALTH CARE FUND                    UTILITIES FUND


COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

50


BANKING FUND (RYKIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, enter into swap agreements, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

                                                                   PROSPECTUS 51


PERFORMANCE

The bar chart and table show the performance of the Banking Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BANKING FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999     2000    2001    2002    2003
------   -----   -----   -----   -----
-18.86   16.32   -2.02   -1.98   32.31

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 2.51%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.02% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -18.20% (QUARTER ENDED SEPTEMBER 30, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           32.31%            31.94%         20.99%          28.68%

PAST FIVE YEARS          3.70%             3.14%          2.80%          -0.57%

SINCE INCEPTION          1.16%             0.68%          0.67%           1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

52


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Banking Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12B-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BANKING FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

                                                                   PROSPECTUS 53


BASIC MATERIALS FUND (RYBIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

54


PERFORMANCE

The bar chart and table show the performance of the Basic Materials Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BASIC MATERIALS FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999    2000     2001    2002     2003
-----   ------   -----   ------   -----
21.90   -20.69   -0.45   -13.58   32.53

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.33%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.59% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -23.97% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN   AFTER TAXES ON       AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           32.53%           32.26%            21.12%        28.68%

PAST FIVE YEARS          1.96%            1.82%             1.58%        -0.57%

SINCE INCEPTION         -2.57%           -2.69%            -2.24%         1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 55


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Basic Materials Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12B-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.53%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.38%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BASIC MATERIALS FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $145      $450      $778     $1,704

56


BIOTECHNOLOGY FUND (RYOIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

                                                                   PROSPECTUS 57


PERFORMANCE

The bar chart and table show the performance of the Biotechnology Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BIOTECHNOLOGY FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999   2000     2001     2002     2003
-----   -----   ------   ------   -----
96.24   28.63   -16.82   -45.56   46.40

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 2.23%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 46.37% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -33.51% (QUARTER ENDED JUNE 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                        FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN      DISTRIBUTIONS
                     FUND RETURN     AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           46.40%           46.40%            30.16%        28.68%

PAST FIVE YEARS         10.85%           10.83%             9.46%        -0.57%

SINCE INCEPTION         12.61%           12.59%            11.10%         1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

58


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Biotechnology Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.35%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BIOTECHNOLOGY FUND                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $142      $441      $761     $1,670

                                                                   PROSPECTUS 59


CONSUMER PRODUCTS FUND (RYCIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

60


PERFORMANCE

The bar chart and table show the performance of the Consumer Products Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

CONSUMER PRODUCTS FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1999    2000     2001    2002    2003
----   ------   -----   -----   -----
2.32   -12.91   -2.79   -3.58   21.65

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.98%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.70% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.29% (QUARTER ENDED MARCH 31, 2000.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN   AFTER TAXES ON       AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           21.65%           21.56%            14.07%        28.68%

PAST FIVE YEARS          0.32%           -0.05%             0.04%        -0.57%

SINCE INCEPTION         -1.08%           -1.42%            -1.12%         0.71%
(07/06/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 61


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Consumer Products Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


CONSUMER PRODUCTS FUND                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

62


ELECTRONICS FUND (RYSIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

                                                                   PROSPECTUS 63


PERFORMANCE

The bar chart and table show the performance of the Electronics Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ELECTRONICS FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999     2000     2001     2002     2003
------   ------   ------   ------   -----
121.57   -18.00   -29.31   -49.16   72.74

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -10.19%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 48.46% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -38.62% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           72.74%           72.74%            47.28%        28.68%

PAST FIVE YEARS          2.44%            2.38%             2.06%        -0.57%

SINCE INCEPTION          6.32%            6.27%             5.46%         1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

64


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Electronics Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ELECTRONICS FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

                                                                   PROSPECTUS 65


ENERGY FUND (RYEIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

66


PERFORMANCE

The bar chart and table show the performance of the Energy Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ENERGY FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999    2000    2001     2002     2003
-----   -----   ------   ------   -----
18.68   22.81   -13.12   -13.22   23.97

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 14.35%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.17% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -18.42% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           23.97%           23.83%             15.57%       28.68%

PAST FIVE YEARS          6.38%            6.27%              5.44%       -0.57%

SINCE INCEPTION          2.29%            2.19%              1.90%        1.22%
(04/21/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 67


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ENERGY FUND                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

68


ENERGY SERVICES FUND (RYVIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

                                                                   PROSPECTUS 69


PERFORMANCE

The bar chart and table show the performance of the Energy Services Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ENERGY SERVICES FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999    2000    2001     2002    2003
-----   -----   ------   ------   ----
44.83   41.37   -31.79   -10.36   8.69

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 15.38%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.81% (QUARTER ENDED MARCH 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -30.87% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN   AFTER TAXES ON       AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR            8.69%            8.69%             5.65%        28.68%

PAST FIVE YEARS          6.36%            6.36%             5.50%        -0.57%

SINCE INCEPTION         -7.00%           -7.00%            -5.78%         1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

70


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Services Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.37%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ENERGY SERVICES FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $144      $447      $772     $1,692

                                                                   PROSPECTUS 71


FINANCIAL SERVICES FUND (RYFIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

72


PERFORMANCE

The bar chart and table show the performance of the Financial Services Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

FINANCIAL SERVICES FUND


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999    2000    2001     2002     2003
-----   -----   ------   ------   -----
-1.46   21.78   -12.96   -15.94   29.71

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 4.10%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.80% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -19.61% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN   AFTER TAXES ON       AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           29.71%           29.53%            19.30%        28.68%

PAST FIVE YEARS          2.63%            2.49%             2.16%        -0.57%

SINCE INCEPTION          1.15%            1.03%             0.91%         1.33%
(04/02/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 73


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Financial Services Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

FINANCIAL SERVICES FUND                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

74


HEALTH CARE FUND (RYHIX)
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

                                                                   PROSPECTUS 75


PERFORMANCE

The bar chart and table show the performance of the Health Care Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

HEALTH CARE FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999     2000    2001     2002     2003
------   -----   ------   ------   -----
-13.06   31.07   -12.58   -20.05   32.39

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 4.45%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.88% (QUARTER ENDED JUNE 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -15.49% (QUARTER ENDED JUNE 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                    FUND RETURN      DISTRIBUTIONS
                   FUND RETURN    AFTER TAXES ON       AND SALE OF     S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)     FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        32.39%           32.39%             21.05%          28.68%

PAST FIVE YEARS       1.06%            1.06%              0.90%          -0.57%

SINCE INCEPTION       3.47%            3.46%              2.98%           1.28%
(04/17/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

76


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Health Care Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

HEALTH CARE FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

                                                                   PROSPECTUS 77


INTERNET FUND (RYIIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

78


PERFORMANCE

The bar chart and table show the performance of the Internet Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

INTERNET FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 2001     2002     2003
------   ------   -----
-46.13   -43.49   64.02

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.60%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 39.11% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -44.57% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR            64.02%           64.02%            41.61%       28.68%

SINCE INCEPTION         -37.74%          -37.74%           -27.89%       -6.33%
(04/06/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 79


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Internet Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

INTERNET FUND                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

80


LEISURE FUND (RYLIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

                                                                   PROSPECTUS 81


PERFORMANCE

The bar chart and table show the performance of the Leisure Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LEISURE FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1999    2000     2001     2002     2003
----   ------   ------   ------   -----
9.37   -22.31   -17.54   -15.31   34.35

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.92%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 18.74% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -35.92% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           34.35%           34.35%            22.32%        28.68%

PAST FIVE YEARS         -4.43%           -4.50%            -3.75%        -0.57%

SINCE INCEPTION         -2.84%           -2.90%            -2.42%         1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

82


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Leisure Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LEISURE FUND                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

                                                                   PROSPECTUS 83


PRECIOUS METALS FUND (RYPMX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

84


PERFORMANCE

The bar chart and table show the performance of the Precious Metals Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide results that correspond to a benchmark for precious metals related securities.

PRECIOUS METAL FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1994     1995    1996    1997     1998    1999    2000     2001    2002    2003
------   -----   -----   ------   ------   ----   ------   -----   -----   -----
-25.44   11.54   -2.62   -37.62   -14.42   0.00   -21.79   18.66   48.24   42.31

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -21.18%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.48% (QUARTER ENDED MARCH 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -32.91% (QUARTER ENDED DECEMBER 31, 1997.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           42.31%           42.30%            27.50%        28.68%

PAST FIVE YEARS         14.38%           14.32%            12.60%        -0.57%

PAST TEN YEARS          -1.65%           -1.71%            -1.43%        11.07%
INCEPTION DATE
(12/01/93)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 85


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Precious Metals Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.26%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

PRECIOUS METALS FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $132     $412       $712     $1,565

86



REAL ESTATE FUND (RYHRX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

PERFORMANCE

The Real Estate Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 87


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Real Estate Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........................0.25%
OTHER EXPENSES** ..........................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

REAL ESTATE FUND                                                1 YEAR   3 YEARS
--------------------------------------------------------------------------------
H-CLASS                                                          $169      $524

88


RETAILING FUND (RYRIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

                                                                   PROSPECTUS 89


PERFORMANCE

The bar chart and table show the performance of the Retailing Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

RETAILING FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999    2000    2001    2002     2003
-----   ------   ----   ------   -----
12.91   -24.06   3.23   -23.44   33.85

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.95%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.89% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -18.46% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN   AFTER TAXES ON       AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           33.85%           33.85%            22.00%        28.68%

PAST FIVE YEARS         -1.93%           -2.00%            -1.67%        -0.57%

SINCE INCEPTION          2.06%            2.00%             1.73%         1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

90


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Retailing Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.35%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

RETAILING FUND                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $142      $441      $761     $1,669

                                                                   PROSPECTUS 91


TECHNOLOGY FUND (RYTIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

92


PERFORMANCE

The bar chart and table show the performance of the Technology Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TECHNOLOGY FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999    2000     2001     2002     2003
-----   ------   ------   ------   -----
81.16   -38.75   -29.14   -40.38   57.16

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.09%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 39.65% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.26% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           57.16%           57.16%            37.16%        28.68%

PAST FIVE YEARS         -5.93%           -5.93%            -4.94%        -0.57%

SINCE INCEPTION          2.16%            2.16%             1.85%         1.39%
(04/14/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 93


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Technology Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TECHNOLOGY FUND                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444     $767      $1,681

94


TELECOMMUNICATIONS FUND (RYMIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

                                                                   PROSPECTUS 95


PERFORMANCE

The bar chart and table show the performance of the Telecommunications Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TELECOMMUNICATIONS FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999    2000     2001     2002     2003
-----   ------   ------   ------   -----
58.59   -39.41   -46.82   -43.04   31.78

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 6.21%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 36.36% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -32.86% (QUARTER ENDED MARCH 31, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF    S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR            31.78%           31.61%            20.65%       28.68%

PAST FIVE YEARS         -17.44%          -17.49%           -13.82%       -0.57%

SINCE INCEPTION         -12.10%          -12.14%            -9.76%        1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

96


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Telecommunications Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.37%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TELECOMMUNICATIONS
FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $144      $447      $772     $1,692

                                                                   PROSPECTUS 97


TRANSPORTATION FUND (RYPIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

98


PERFORMANCE

The bar chart and table show the performance of the Transportation Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TRANSPORTATION FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999    2000    2001    2002     2003
------   ----   -----   ------   -----
-18.36   0.46   -3.48   -13.01   18.56

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 4.91%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.70% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -19.91% (QUARTER ENDED SEPTEMBER 30, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN     DISTRIBUTIONS
                     FUND RETURN AFTER TAXES ON AND SALE OF S&P 500 BEFORE TAXES DISTRIBUTIONS(2) FUND SHARES(2) INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           18.56%           18.56%            12.06%        28.68%

PAST FIVE YEARS         -3.98%           -3.98%            -3.34%        -0.57%

SINCE INCEPTION         -7.02%           -7.02%            -5.80%         1.33%
(04/02/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 99


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Transportation Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TRANSPORTATION FUND                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $143      $444      $767     $1,681

100


UTILITIES FUND (RYUIX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

                                                                  PROSPECTUS 101


PERFORMANCE

The bar chart and table show the performance of the Utilities Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

UTILITIES FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 2001     2002     2003
------   ------   -----
-24.33   -32.37   25.41

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.26%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.39% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.13% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                        FUND RETURN
                                                      AFTER TAXES ON
                                      FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON      AND SALE OF      S&P 500
                    BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          25.41%           23.24%            16.42%         28.68%

SINCE INCEPTION        -6.92%           -8.21%            -6.53%         -6.39%
(04/03/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

102


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Utilities Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.85%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.35%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

UTILITIES FUND                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $142      $441      $761     $1,669

                                                                  PROSPECTUS 103


U.S. GOVERNMENT MONEY MARKET FUND (RYMXX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to a number of risks that will affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

104


PERFORMANCE

The bar chart and table show the performance of the U.S. Government Money Market Fund Investor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

MONEY MARKET FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1994   1995   1996   1997   1998   1999   2000   2001   2002   2003
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
3.23   4.93   4.49   4.59   4.72   4.25   5.42   3.33   0.86   0.24

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.06%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.51% (QUARTER ENDED SEPTEMBER 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS 0.04% (QUARTER ENDED DECEMBER 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                      FUND       90 DAY TREASURY
                                                     RETURN         COMPOSITE
                                                  BEFORE TAXES       INDEX(2)
--------------------------------------------------------------------------------
PAST 1 YEAR                                           0.24%           1.14%

PAST 5 YEARS                                          2.80%           3.67%

PAST 10 YEARS                                         3.57%           4.09%
INCEPTION DATE
(12/03/93)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

YIELD

Call 800.820.0888 for the Fund's current yield.

                                                                  PROSPECTUS 105


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES* .........................................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.50%
DISTRIBUTION (12b-1) FEES .................................................NONE
OTHER EXPENSES ............................................................0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................0.90%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Investor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT
MONEY MARKET FUND                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INVESTOR CLASS                              $95       $295      $512     $1,137

106


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK


The Nova, Ursa, OTC, Arktos, U.S. Government Bond, Juno, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Inverse Mid-Cap, Small-Cap Value, Small-Cap Growth, and Inverse Small-Cap Funds seek to provide investment results that match the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe, and Large-Cap Japan Funds seek to provide investment results that correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                        BENCHMARK
----                        ---------
NOVA FUND                   150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                            500(R) INDEX
OTC FUND                    NASDAQ 100 INDEX(R)
ARKTOS FUND                 INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ
                            100 INDEX(R)
MEDIUS FUND                 S&P MIDCAP 400(R) INDEX
MEKROS FUND                 RUSSELL 2000 INDEX(R)
U.S. GOVERNMENT BOND FUND   120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
JUNO FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG
                            TREASURY BOND
LARGE-CAP EUROPE FUND       DOW JONES STOXX 50 INDEX(SM)
LARGE-CAP JAPAN FUND        TOPIX 100 INDEX
LARGE-CAP VALUE FUND        S&P 500/BARRA VALUE INDEX
LARGE-CAP GROWTH FUND       S&P 500/BARRA GROWTH INDEX
MID-CAP VALUE FUND          S&P MIDCAP 400/BARRA VALUE INDEX
MID-CAP GROWTH FUND         S&P MIDCAP 400/BARRA GROWTH INDEX
INVERSE MID-CAP FUND        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                            MIDCAP 400 INDEX
SMALL-CAP VALUE FUND        S&P SMALLCAP 600/BARRA VALUE INDEX
SMALL-CAP GROWTH FUND       S&P SMALLCAP 600/BARRA GROWTH INDEX
INVERSE SMALL-CAP FUND      INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL
                            2000 INDEX


A BRIEF GUIDE TO THE BENCHMARKS

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. ("Nasdaq").

                                                                  PROSPECTUS 107


THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) included companies with capitalizations between $7 million and $2.0 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

DOW JONES STOXX 50 INDEX(SM). The Dow Jones Stoxx 50 IndexSM is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2003, the Dow Jones Stoxx 50 IndexSM included companies with capitalizations between $18 billion and $179.0 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2003, the Topix 100 Index included companies with capitalizations between $5 billion and $122.0 billion.

S&P 500/BARRA VALUE INDEX. The S&P 500/Barra Value Index measures the performance of the companies included in the S&P 500 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $902 million and $271.0 billion.


S&P 500/BARRA GROWTH INDEX. The S&P 500/Barra Growth Index measures the performance of the companies included in the S&P 500 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $1.02 billion and $311.1 billion.

S&P MIDCAP 400/BARRA VALUE INDEX. The S&P MidCap 400/Barra Value Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $336 million and $11.8 billion.

S&P MIDCAP 400/BARRA GROWTH INDEX. The S&P MidCap 400/Barra Growth Index measures the performance of the companies included in the S&P

108


MidCap 400 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $507 million and $11.8 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a capitalization-weighted index of 400 mid cap stocks chosen by S&P for market size, liquidity and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

S&P SMALLCAP 600/BARRA VALUE INDEX. The S&P SmallCap 600/Barra Value Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $64 million and $2.5 billion.

S&P SMALLCAP 600/BARRA GROWTH INDEX. The S&P SmallCap 600/Barra Growth Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $129 million and $4.9 billion.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

     Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 109


ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Six of the Benchmark Funds, the Nova, Medius, Mekros, U.S. Government Bond, Large-Cap Europe, and Large-Cap Japan Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, Inverse Mid-Cap, Inverse Small-Cap and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE


As discussed in their respective "Fund Information" sections, the Nova, Ursa, Arktos, and Juno Funds pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." The predecessor Nova Fund contributed all of its assets and liabilities to the Nova Master Fund on July 31, 2001, and the predecessor Ursa, Arktos, and Juno Funds contributed all of their assets and liabilities to the Ursa Master, Arktos Master and Juno Master Funds on April 3, 2000 respectively, for an interest in their respective Master Funds. In addition, each of the other Funds reserves the right to pursue its investment objective through a master-feeder arrangement.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has

110


an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. In addition, the Advisor may discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND, AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

                                                                  PROSPECTUS 111


INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

FIXED INCOME RISK (U.S. GOVERNMENT BOND AND JUNO FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

112


FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market

                                                                  PROSPECTUS 113


position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

     o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that

114


day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


SHORT SALES RISK (URSA, ARKTOS, JUNO, INVERSE MID-CAP AND INVERSE SMALL-CAP FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.


SMALL AND MEDIUM ISSUER RISK (MEDIUS, MEKROS, MID-CAP VALUE, MID-CAP GROWTH, SMALL-CAP VALUE, SMALL-CAP GROWTH AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                  PROSPECTUS 115


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Investor Class and H-Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial professionals.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or for more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for Investor Class and H-Class Shares are:

o $25,000 self-directed accounts (including retirement accounts)

o $15,000 for accounts managed by a registered investment advisor

For new IRA accounts to meet Investor Class or H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple
IRAs) to open an IRA account with Rydex

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

116


o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o Be sure to sign the application.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus and Veterans' Day.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign markets or exchanges were open.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees. More information about the valuation of the Funds' holdings and the amortized cost method can be found in the Statement of Additional Information.
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 117


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
ALL BENCHMARK FUNDS                                               3:45 p.m.*
ALL SECTOR FUNDS                                                  3:30 p.m.*
U.S. GOVERNMENT MONEY MARKET FUND                                 3:30 p.m.**

*FOR INTERNET TRANSACTIONS IN THE BENCHMARK FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME. FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXINVESTMENTS.COM.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER OR EXCHANGE REQUEST BY 3:30 P.M., EASTERN TIME. FOR SAME DAY REDEMPTION PROCEEDS FROM THE US GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR REDEMPTION ORDER BY 1:00 P.M. EASTERN TIME. DIVIDENDS WILL NOT BE PAID FOR THE DATE OF THE SAME DAY REDEMPTION.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

118


BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

The Funds offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------
BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.
--------------------------------------------------------------------------------
            INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Complete the account application that     Complete the Rydex investment slip
corresponds to the type of account you    included with your quarterly statement
are opening.                              or send written purchase instructions
                                          that include:
o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.             o YOUR NAME

o MAKE SURE YOUR INVESTMENT MEETS THE     o YOUR SHAREHOLDER ACCOUNT NUMBER
ACCOUNT MINIMUM.
                                          o WHICH RYDEX FUND(S) YOU WANT TO
                                          PURCHASE.
--------------------------------------------------------------------------------
                     Make your check payable to RYDEX FUNDS.
--------------------------------------------------------------------------------
      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
    Include the name of the Rydex Fund(s) you want to purchase on your check.

      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND.

--------------------------------------------------------------------------------

       Mail your application and                 Mail your written purchase
               check to:                         instructions and check to:

--------------------------------------------------------------------------------
MAILING ADDRESS:
Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 119


--------------------------------------------------------------------------------
BY WIRE

RYDEX FAX NUMBER: 301.296.5103

RYDEX SHAREHOLDER SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

--------------------------------------------------------------------------------
            INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Obtain an account number by completing    Be sure to designate in your wire
the account application that              instructions which Rydex Fund(s) you
corresponds to the type of account you    want to purchase.
are opening. Then, fax or mail it to
Rydex.

o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.

o MAKE SURE YOUR INVESTMENT MEETS THE
ACCOUNT MINIMUM.
--------------------------------------------------------------------------------

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

   IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE, YOUR
         PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

BY INTERNET (ACH)

     Follow the directions on the Rydex Web site - www.rydexinvestments.com

--------------------------------------------------------------------------------

120


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
MAIL        Rydex Funds
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
FAX         301.296.5103
            If you send your redemption order by fax, you should call
            Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 121


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the Money Market Fund by writing checks for $500 or more on your existing account. The checks may be made payable to any person or entity and your account will

122


continue to earn dividends until the check clears. If your Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Fund for Investor Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
MAIL        Rydex Funds
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
FAX         301.296.5103
            If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    www.rydexinvestments.com
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 123


Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of H-Class shares of any Fund for H-Class shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not all allow for unlimited trading. If you are contemplating an exchange for shares for shares of any Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------


SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your

124


identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

                                                                  PROSPECTUS 125


LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

126


o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/ or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS


Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and U.S. Government Bond Funds, which declare dividends daily and pay them monthly or upon redemption and the Real Estate and Utilities Funds, which may declare and pay dividends quarterly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

                                                                  PROSPECTUS 127


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

128


STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

TAX CONSIDERATIONS RELATED TO THE REAL ESTATE FUND

It is possible that a significant portion of the dividends paid by REITs may represent a "return of capital." Consequently, a portion of the Real Estate Fund's distributions may also represent a return of capital. Returns of capital distributions are not taxable to you, but you must deduct them from the cost basis of your investment in the Fund. Returns of capital are listed as "nontaxable distributions" on Form 1099-DIV.

It is possible that one or more of the Fund's REIT investments may not indicate what portion of their dividends represent return of capital in time for the Fund to meet its January 31 deadline for sending 1099-DIV forms to investors. In this event, to ensure that you receive accurate and complete tax information, we will send your 1099-DIV for the Fund in February (subject to IRS approval).


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA* ...........................................................       .75%
URSA* ...........................................................       .90%
OTC .............................................................       .75%
ARKTOS* .........................................................       .90%
MEDIUS ..........................................................       .90%
MEKROS ..........................................................       .90%
U.S. GOVERNMENT BOND ............................................       .50%
JUNO* ...........................................................       .90%
LARGE-CAP EUROPE ................................................       .90%
LARGE-CAP JAPAN .................................................       .90%
LARGE-CAP VALUE .................................................       .75%
LARGE-CAP GROWTH ................................................       .75%
MID-CAP VALUE ...................................................       .75%
MID-CAP GROWTH ..................................................       .75%
INVERSE MID-CAP .................................................       .90%
SMALL-CAP VALUE .................................................       .75%
SMALL-CAP GROWTH ................................................       .75%
INVERSE SMALL-CAP ...............................................       .90%
SECTOR FUNDS (EXCEPT PRECIOUS METALS) ...........................       .85%
PRECIOUS METALS .................................................       .75%
U.S. GOVERNMENT MONEY MARKET ....................................       .50%

*    THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

                                                                  PROSPECTUS 129


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

130


FINANCIAL HIGHLIGHTS
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------



The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of Investor Class Shares or H-Class Shares, as applicable. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Share of the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2003, and all years prior, has been audited by Deloitte & Touche LLP. Information for subsequent periods has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the SAI.

NOVA FUND

                                         YEAR          YEAR          YEAR          YEAR         YEAR
                                        ENDED         ENDED         ENDED         ENDED        ENDED
                                      MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,    MARCH 31,
INVESTOR CLASS                           2004          2003          2002          2001         2000
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR     $  15.54      $  25.56      $  26.85      $  41.93     $  34.87
-------------------------------------------------------------------------------------------------------
   Net Investment Income+                   .07           .08           .12           .33          .47
   Net Realized and Unrealized
      Gains (Losses) on Securities         8.51        (10.10)        (1.28)       (15.41)        6.60
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                           8.58        (10.02)        (1.16)       (15.08)        7.07
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                     --            --          (.13)           --         (.01)
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value                      8.58        (10.02)        (1.29)       (15.08)        7.06
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR           $  24.12      $  15.54      $  25.56      $  26.85     $  41.93
=======================================================================================================
TOTAL INVESTMENT RETURN                   55.25%       (39.20)%       (4.36)%      (35.96)%      20.29%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                          1.25%++       1.27%++       1.16%++       1.34%        1.18%
   Net Expenses                            1.25%++       1.27%++       1.16%++       1.33%        1.18%
   Net Investment Income                   0.35%         0.44%         0.44%         0.89%        1.26%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                 540%          603%          401%          117%         311%
   Net Assets, End of
      Year (000's omitted)             $187,051      $130,951      $222,251      $251,333     $748,147
-------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                  PROSPECTUS 131


URSA FUND
--------------------------------------------------------------------------------

                                         YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED
                                      MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
INVESTOR CLASS                           2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR     $  13.06      $  10.45      $  10.43      $   7.68      $   8.66
---------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+           (.04)          .01           .16           .40           .32
   Net Realized and Unrealized
      Gains (Losses) on Securities        (3.45)         2.67          (.10)         2.41         (1.24)
   Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                          (3.49)         2.68           .06          2.81          (.92)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                     --          (.07)         (.04)         (.06)         (.06)
---------------------------------------------------------------------------------------------------------
   Net Realized Capital Gains              (.40)           --            --            --            --
   Net Increase (Decrease) in
      Net Asset Value                     (3.89)         2.61           .02          2.75          (.98)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR           $   9.17        $13.06      $  10.45      $  10.43      $   7.68
=========================================================================================================
TOTAL INVESTMENT RETURN                  (26.90)%       25.65%         0.60%        36.68%       (10.64)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                          1.38%++       1.41%++       1.31%++       1.37%++       1.32%
   Net Expenses                            1.38%++       1.41%++       1.31%++       1.37%++       1.31%
   Net Investment Income (Loss)           (0.37)%        0.06%         1.56%         4.69%         3.81%

SUPPLEMENTARY DATA:
   Net Assets, End of Year
      (000's omitted)                  $353,496      $471,600      $214,498      $222,939      $288,218
---------------------------------------------------------------------------------------------------------

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

132


FINANCIAL HIGHLIGHTS
OTC FUND
--------------------------------------------------------------------------------

                                          YEAR        YEAR        YEAR        YEAR          YEAR
                                         ENDED       ENDED       ENDED        ENDED         ENDED
                                       MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,     MARCH 31,
INVESTOR CLASS                            2004        2003        2002        2001          2000
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR     $   7.02    $  10.16    $  11.19    $    32.40    $    15.90
-----------------------------------------------------------------------------------------------------
   Net Investment Loss+                    (.09)       (.08)       (.11)         (.24)         (.22)
   Net Realized and Unrealized Gains
      (Losses) on Securities               2.80       (3.06)       (.92)       (20.80)        16.88
-----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value Resulting from
      Operations                           2.71       (3.14)      (1.03)       (21.04)        16.66
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains                --          --          --          (.17)         (.16)
      Net Increase (Decrease) in
      Net Asset Value                      2.71       (3.14)      (1.03)       (21.21)        16.50
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR           $   9.73    $   7.02    $  10.16    $    11.19    $    32.40
=====================================================================================================
TOTAL INVESTMENT RETURN                   38.60%     (30.91)%     (9.20)%      (65.19)%      105.32%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                          1.22%       1.27%       1.08%         1.16%         1.15%
   Net Expenses                            1.22%       1.27%       1.08%         1.16%         1.15%
   Net Investment Loss                    (0.98)%     (1.08)%     (0.96)%       (1.01)%       (1.01)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                 139%        180%        109%          228%          385%
   Net Assets, End of Year
      (000's omitted)                  $858,816    $653,999    $783,637    $1,043,848    $3,762,540
-----------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.

                                                                  PROSPECTUS 133


ARKTOS FUND
--------------------------------------------------------------------------------

                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                          MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
INVESTOR CLASS                               2004           2003           2002           2001          2000++
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR         $  37.79       $  32.29       $  35.76        $ 17.45       $  40.20
-----------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+               (.13)          7.34           1.01           1.08            .75
   Net Realized and Unrealized Gains
      (Losses) on Securities                 (11.97)          (.70)         (4.19)         17.23         (23.40)
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value Resulting from Operations        (12.10)          6.64          (3.18)         18.31         (22.65)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                         --          (1.14)          (.29)            --           (.10)
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value                        (12.10)          5.50          (3.47)         18.31         (22.75)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR               $  25.69       $  37.79       $  32.29        $ 35.76       $  17.45
=================================================================================================================
TOTAL INVESTMENT RETURN                      (32.02)%        20.39%         (8.84)%       104.93%        (56.39)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                              1.40%+++       1.42%+++       1.35%+++       1.34%+++       1.46%
   Net Expenses                                1.40%+++       1.42%+++       1.35%+++       1.33%+++       1.46%
   Net Investment Income (Loss)               (0.47)%        18.11%          3.16%          6.27%          2.67%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                      --             --             --          1,788%         1,157%
   Net Assets, End of Year
      (000's omitted)                      $209,994       $146,416       $113,904        $79,028       $103,160
-----------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR YEARS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE ARKTOS MASTER PORTFOLIO.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.

+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

134


FINANCIAL HIGHLIGHTS
MEDIUS FUND
--------------------------------------------------------------------------------

                                                   YEAR         YEAR        PERIOD
                                                  ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,
H-CLASS                                            2004         2003        2002*
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $ 16.04      $ 26.08     $  25.00
---------------------------------------------------------------------------------------
   Net Investment Income (Loss)+                     (.14)        (.07)        (.03)
   Net Realized and Unrealized Gains
      (Losses) on Securities                        12.40        (9.86)        1.11
---------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value
      Resulting from Operations                     12.26        (9.93)        1.08
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                               --         (.11)          --
   Net Realized Capital Gains                          --           --           --
---------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value       12.26       (10.04)        1.08
---------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $ 28.30      $ 16.04     $  26.08
=======================================================================================
TOTAL INVESTMENT RETURN                             76.43%      (38.11)%       4.32%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                    1.66%        1.69%        1.71%**
   Net Expenses                                      1.66%        1.69%        1.71%**
   Net Investment Income (Loss)                     (0.56)%      (0.32)%      (0.19)%**

SUPPLEMENTAL DATA:
   Portfolio Turnover Rate***                       1,239%       2,322%         893%
   Net Assets, End of Period (000's omitted)      $68,193      $14,634     $116,176
---------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001--MEDIUS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 135


MEKROS FUND
--------------------------------------------------------------------------------

                                                   YEAR         YEAR         YEAR       PERIOD
                                                  ENDED        ENDED        ENDED       ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,
H-CLASS                                            2004         2003         2002       2001*
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD             $  12.94      $ 22.61     $  19.99     $ 25.00
--------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+                     (.14)        (.03)         .16         .42
   Net Realized and Unrealized Gains
      (Losses) on Securities                        13.42        (9.60)        2.46       (5.43)
--------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value
      Resulting from Operations                     13.28        (9.63)        2.62       (5.01)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                               --           --           --          --
   Net Realized Capital Gains                          --         (.04)          --          --
--------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value       13.28        (9.67)        2.62       (5.01)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                   $  26.22      $ 12.94     $  22.61     $ 19.99
==================================================================================================
TOTAL INVESTMENT RETURN                            102.63%      (42.63)%      13.11%     (20.04)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                    1.66%        1.69%        1.61%       1.74%**
   Net Expenses                                      1.66%        1.69%        1.61%       1.73%**
   Net Investment Income (Loss)                     (0.62)%      (0.20)%       0.74%       4.24%**

SUPPLEMENTAL DATA:
   Portfolio Turnover Rate***                         965%         746%         714%         --
   Net Assets, End of Period (000's omitted)     $174,320      $32,101     $120,045     $36,704
--------------------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 1, 2000--MEKROS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

136


FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                               2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR         $ 10.95     $  9.12     $  9.82     $  9.34     $ 10.05
----------------------------------------------------------------------------------------------------
   Net Investment Income+                      .41         .41         .43         .42         .46
   Net Realized and Unrealized Gains
      (Losses) on Securities                   .08        1.83        (.70)        .48        (.71)
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value Resulting from Operations          .49        2.24        (.27)        .90        (.25)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                      (.41)       (.41)       (.43)       (.42)       (.46)
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value                          .08        1.83        (.70)        .48        (.71)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR               $ 11.03     $ 10.95     $  9.12     $  9.82     $  9.34
====================================================================================================
TOTAL INVESTMENT RETURN                       4.65%      24.93%      (2.88)%      9.81%      (2.26)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                             0.95%       0.97%       0.88%       0.97%       0.93%
   Net Expenses                               0.95%       0.97%       0.88%       0.96%       0.92%
   Net Investment Income                      3.84%       4.00%       4.39%       4.38%       5.01%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                  1,143%      2,404%        860%      1,107%        890%
   Net Assets, End of Year
      (000's omitted)                      $25,188     $51,370     $14,138     $80,686     $28,105
----------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                                                                  PROSPECTUS 137


JUNO FUND
--------------------------------------------------------------------------------

                                             YEAR          YEAR          YEAR         YEAR         YEAR
                                            ENDED         ENDED         ENDED        ENDED        ENDED
                                          MARCH 31,     MARCH 31,     MARCH 31,    MARCH 31,    MARCH 31,
INVESTOR CLASS                               2004          2003         2002++       2001++       2000++
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  21.23      $  26.40      $ 25.59      $ 27.00       $26.10
---------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+              (.09)         (.04)         .27         1.23          .93
   Net Realized and Unrealized Gains
      (Losses) on Securities                 (1.37)        (5.13)         .54        (2.64)         .12
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value Resulting from Operations        (1.46)        (5.17)         .81        (1.41)        1.05
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                        --            --           --           --         (.15)
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value                        (1.46)        (5.17)         .81        (1.41)         .90
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  19.77      $  21.23      $ 26.40      $ 25.59       $27.00
=========================================================================================================
TOTAL INVESTMENT RETURN                      (6.88)%      (19.53)%       3.17%       (5.22)%       3.97%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                             1.38%+++      1.41%+++     1.41%+++     1.33%+++     1.47%
   Net Expenses                               1.38%+++      1.41%+++     1.41%+++     1.33%+++     1.47%
   Net Investment Income (Loss)              (0.45)%       (0.45)%       1.12%        4.61%        3.39%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                    187%           --           --           --           --
   Net Assets, End of Year
      (000's omitted)                     $898,294      $128,958      $32,293      $10,745       $9,941
---------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.

+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

138


FINANCIAL HIGHLIGHTS
LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                             YEAR        YEAR        YEAR       YEAR
                                            ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
H-CLASS                                      2004        2003        2002       2001*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD      $  9.88     $ 15.30     $ 17.72      $ 25.00
-----------------------------------------------------------------------------------------
   Net Investment Income (Loss)+            (1.65)       (.02)        .19          .83
   Net Realized and Unrealized Gains
      (Losses) on Securities                 7.46       (5.40)      (2.61)       (8.11)
-----------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value Resulting from Operations        5.81       (5.42)      (2.42)       (7.28)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains                (.71)         --          --           --
-----------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value                                  5.10       (5.42)      (2.42)       (7.28)
-----------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD            $ 14.98     $  9.88     $ 15.30      $ 17.72
=========================================================================================
TOTAL INVESTMENT RETURN                     58.72%     (35.42)%    (13.66)%     (29.12)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                            1.73%       1.68%       1.76%        2.06%**
   Net Expenses                              1.73%       1.68%       1.76%        2.06%**
   Net Investment Income (Loss)            (11.25)%     (0.13)%      1.18%        4.03%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                  --          --          --          350%
   Net Assets, End of Period
      (000's omitted)                     $35,914     $ 4,698     $ 9,697      $ 9,977
-----------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 139


LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                  YEAR        YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED       ENDED
                                                MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
H-CLASS                                           2004       2003++       2002++     2001*++
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD            $  19.05    $ 27.27     $ 39.12     $ 75.00
----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+                    (.40)      (.03)        .48        2.07
   Net Realized and Unrealized Gains
      (Losses) on Securities                       16.19      (8.19)     (12.33)     (37.95)
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value
      Resulting from Operations                    15.79      (8.22)     (11.85)     (35.88)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains                       (.24)        --          --          --
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value      15.55      (8.22)     (11.85)     (35.88)
----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                  $  34.60    $ 19.05     $ 27.27     $ 39.12
==============================================================================================
TOTAL INVESTMENT RETURN                            83.07%    (30.14)%    (30.29)%    (47.84)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                   1.66%      1.69%       1.84%       1.77%**
   Net Expenses                                     1.66%      1.69%       1.84%       1.77%**
   Net Investment Income (Loss)                    (1.46)%    (0.06)%      1.44%       4.17%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                         --         --          --         699%
   Net Assets, End of Period (000's omitted)    $177,760    $ 2,683     $23,873     $14,606
----------------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

140


FINANCIAL HIGHLIGHTS
LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
H-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                   $25.00
--------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                          .01
   Net Realized and Unrealized Gains (Losses) on Securities              (.14)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from             (.13)
      Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase (Decrease) in Net Asset Value                            (.13)
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $24.87
================================================================================
TOTAL INVESTMENT RETURN                                                 (0.52)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        1.41%**
   Net Expenses                                                          1.41%**
   Net Investment Income (Loss)                                          0.34%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             202%
   Net Assets, End of Period (000's omitted)                           $8,094
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 141


LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                        ENDED
                                                                      MARCH 31,
H-CLASS                                                                 2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                  $25.00
--------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                          --
   Net Realized and Unrealized Gains (Losses) on Securities             (.82)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from            (.82)
      Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                             --
   Net Increase (Decrease) in Net Asset Value                           (.82)
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                        $24.18
================================================================================
TOTAL INVESTMENT RETURN                                                (3.28)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                       1.41%**
   Net Expenses                                                         1.41%**
   Net Investment Income (Loss)                                        (0.16)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                            296%
   Net Assets, End of Period (000's omitted)                          $  793
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

142


FINANCIAL HIGHLIGHTS
MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                       PERIOD
                                                                        ENDED
                                                                      MARCH 31,
H-CLASS                                                                 2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                  $ 25.00
--------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                          .01
   Net Realized and Unrealized Gains (Losses) on Securities               .12
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from              .13
      Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase (Decrease) in Net Asset Value                             .13
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                        $ 25.13
================================================================================
TOTAL INVESTMENT RETURN                                                  0.52%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        1.41%**
   Net Expenses                                                          1.41%**
   Net Investment Income (Loss)                                          0.19%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             172%
   Net Assets, End of Period (000's omitted)                          $18,064
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 143


MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                        ENDED
                                                                      MARCH 31,
H-CLASS                                                                 2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                  $25.00
--------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                        (.02)
   Net Realized and Unrealized Gains (Losses) on Securities              .19
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from             .17
      Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                             --
   Net Increase (Decrease) in Net Asset Value                            .17
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                        $25.17
================================================================================
TOTAL INVESTMENT RETURN                                                 0.68%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                       1.41%**
   Net Expenses                                                         1.41%**
   Net Investment Income (Loss)                                        (0.75)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                            356%
   Net Assets, End of Period (000's omitted)                          $  625
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

144


FINANCIAL HIGHLIGHTS
INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                        ENDED
                                                                      MARCH 31,
H-CLASS                                                                 2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                  $50.00
--------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                        (.05)
   Net Realized and Unrealized Gains (Losses) on Securities             (.94)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from
      Operations                                                        (.99)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                             --
   Net Increase (Decrease) in Net Asset Value                           (.99)
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                        $49.01
================================================================================
TOTAL INVESTMENT RETURN                                                (1.98)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                       1.54%**
   Net Expenses                                                         1.54%**
   Net Investment Income (Loss)                                        (0.74)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             --
   Net Assets, End of Period (000's omitted)                          $2,678
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 145


SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                        ENDED
                                                                      MARCH 31,
H-CLASS                                                                 2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                 $ 25.00
--------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                        (.01)
   Net Realized and Unrealized Gains (Losses) on Securities              .63
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from
      Operations                                                         .62
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                             --
   Net Increase (Decrease) in Net Asset Value                            .62
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                       $ 25.62
================================================================================
TOTAL INVESTMENT RETURN                                                 2.48%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                       1.41%**
   Net Expenses                                                         1.41%**
   Net Investment Income (Loss)                                        (0.21)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                            177%
   Net Assets, End of Period (000's omitted)                         $19,900
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

146


FINANCIAL HIGHLIGHTS
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        PERIOD
                                                                        ENDED
                                                                      MARCH 31,
H-CLASS                                                                 2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                  $25.00
--------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                        (.02)
   Net Realized and Unrealized Gains (Losses) on Securities              .36
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from             .34
      Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                             --
   Net Increase (Decrease) in Net Asset Value                            .34
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                        $25.34
================================================================================
TOTAL INVESTMENT RETURN                                                 1.36%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                       1.41%**
   Net Expenses                                                         1.41%**
   Net Investment Income (Loss)                                        (0.85)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                            117%
   Net Assets, End of Period (000's omitted)                          $2,544
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 147


INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------
                                                                        PERIOD
                                                                        ENDED
                                                                      MARCH 31,
H-CLASS                                                                 2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                  $50.00
--------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                        (.04)
   Net Realized and Unrealized Gains (Losses) on Securities            (1.16)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from           (1.20)
      Operations
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                             --
   Net Increase (Decrease) in Net Asset Value                          (1.20)
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                        $48.80
================================================================================
TOTAL INVESTMENT RETURN                                                (2.40)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                       1.54%**
   Net Expenses                                                         1.54%**
   Net Investment Income (Loss)                                        (0.72)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             --
   Net Assets, End of Period (000's omitted)                          $5,054
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

148


FINANCIAL HIGHLIGHTS
BANKING FUND
--------------------------------------------------------------------------------

                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                         2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR    $  7.30     $  8.63     $  8.27     $  7.31     $  8.77
-----------------------------------------------------------------------------------------------
   Net Investment Income+                 .14         .12         .12         .14         .07
   Net Realized and Unrealized
      Gains (Losses) on Securities       2.89       (1.24)        .53         .82       (1.53)
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value Resulting
      from Operations                    3.03       (1.12)        .65         .96       (1.46)
-----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                 (.08)       (.21)       (.29)         --          --
   Net Increase (Decrease)
      in Net Asset Value                 2.95       (1.33)        .36         .96       (1.46)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR          $ 10.25     $  7.30     $  8.63     $  8.27     $  7.31
===============================================================================================
TOTAL INVESTMENT RETURN                 41.53%     (13.15)%      8.30%      13.13%     (16.65)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                        1.36%       1.38%       1.50%       1.30%       1.58%
   Net Expenses                          1.36%       1.38%       1.50%       1.29%       1.57%
   Net Investment Income                 1.51%       1.52%       1.49%       1.77%       0.87%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*             1,435%      1,495%      1,292%      1,394%      3,829%
   Net Assets, End of Year (000's
      omitted)                        $12,504     $ 7,352     $28,992     $38,508     $39,546
-----------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 149


BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                         2004       2003++       2002++      2001++      2000++
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR    $ 17.22     $ 24.30     $ 21.03     $ 23.91     $ 23.25
----------------------------------------------------------------------------------------------
   Net Investment Income+                 .05         .12         .27         .18         .60
   Net Realized and Unrealized
      Gains (Losses) on Securities       8.32       (7.17)       3.27       (3.06)        .06
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                         8.37       (7.05)       3.54       (2.88)        .66
----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                 (.13)       (.03)       (.27)         --          --
   Net Increase (Decrease) in Net
      Asset Value                        8.24       (7.08)       3.27       (2.88)        .66
----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR          $ 25.46     $ 17.22     $ 24.30     $ 21.03     $ 23.91
==============================================================================================
TOTAL INVESTMENT RETURN                 48.70%     (29.02)%     16.89%     (12.05)%      2.84%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                        1.38%       1.39%       1.41%       1.52%       1.54%
   Net Expenses                          1.38%       1.39%       1.41%       1.52%       1.53%
   Net Investment Income                 0.20%       0.53%       1.12%       0.79%       2.21%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*             1,669%      1,943%      1,523%      2,600%      3,641%
   Net Assets, End of Year
      (000's omitted)                 $29,749     $ 3,360     $45,716     $16,593     $16,851
----------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

150


FINANCIAL HIGHLIGHTS
BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                         2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR    $  13.75    $  20.86    $  21.66    $  28.88    $  12.81
------------------------------------------------------------------------------------------------
   Net Investment Loss+                   (.24)       (.19)       (.28)       (.35)       (.34)
   Net Realized and Unrealized
      Gains (Losses) on Securities        7.05       (6.92)       (.52)      (6.87)      16.45
------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                          6.81       (7.11)       (.80)      (7.22)      16.11
------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Realized Capital Gain                --          --          --          --        (.04)
   Net Increase (Decrease)
      in Net Asset Value                  6.81       (7.11)       (.80)      (7.22)      16.07
NET ASSET VALUE--END OF YEAR            $20.56    $  13.75    $  20.86    $  21.66    $  28.88
================================================================================================
TOTAL INVESTMENT RETURN                  49.53%     (34.08)%     (3.69)%    (25.00)%    125.98%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                         1.35%       1.38%       1.23%       1.24%       1.42%
   Net Expenses                           1.35%       1.38%       1.23%       1.23%       1.41%
   Net Investment Loss                   (1.31)%     (1.31)%     (1.20)%     (1.17)%     (1.29)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                548%        477%        390%        305%        699%
   Net Assets, End of Year
      (000's omitted)                 $135,619    $111,003    $218,263    $283,407    $456,303
------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 151


CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                          2004       2003++      2002++      2001++      2000++
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR    $ 20.85    $ 25.08      $ 21.54     $22.68     $ 29.13
----------------------------------------------------------------------------------------------
   Net Investment Income+                 .14        .12          .12        .21         .12
   Net Realized and Unrealized
      Gains (Losses) on Securities       7.74      (4.23)        3.48      (1.35)      (5.52)
----------------------------------------------------------------------------------------------
   Net Increase (Decrease)
      in Net Asset Value Resulting
      from Operations                    7.88      (4.11)        3.60      (1.14)      (5.40)
----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                 (.05)      (.12)        (.06)        --          --
----------------------------------------------------------------------------------------------
   Net Realized Capital Gain               --         --           --         --       (1.05)
----------------------------------------------------------------------------------------------
   Net Increase (Decrease)
      in Net Asset Value                 7.83      (4.23)        3.54      (1.14)      (6.45)
----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR          $ 28.68    $ 20.85      $ 25.08     $21.54     $ 22.68
==============================================================================================
TOTAL INVESTMENT RETURN                 37.84%    (16.38)%      16.71%     (5.03)%    (19.20)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                        1.36%      1.39%        1.56%      1.23%       1.37%
   Net Expenses                          1.36%      1.39%        1.56%      1.22%       1.36%
   Net Investment Income                 0.56%      0.53%        0.53%      0.94%       0.49%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*               914%     1,205%         890%     1,907%      5,466%
   Net Assets, End of Year
      (000's omitted)                 $23,560    $ 1,640      $20,083     $8,503     $ 9,181
----------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

152


FINANCIAL HIGHLIGHTS
ELECTRONICS FUND
--------------------------------------------------------------------------------

                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED        ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,
INVESTOR CLASS                          2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR   $  8.08     $ 16.96     $ 16.54     $ 40.10     $  14.02
-----------------------------------------------------------------------------------------------
   Net Investment Loss+                 (.15)       (.12)       (.18)       (.36)        (.30)
-----------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities      5.50       (8.76)        .60      (23.02)       26.38
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                        5.35       (8.88)        .42      (23.38)       26.08
-----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Realized Capital Gain              --          --          --        (.18)          --
   Net Increase (Decrease)
      in Net Asset Value                5.35       (8.88)        .42      (23.56)       26.08
-----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR         $ 13.43     $  8.08     $ 16.96     $ 16.54     $  40.10
===============================================================================================
TOTAL INVESTMENT RETURN                66.21%     (52.36)%      2.54%     (58.48)%     186.02

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                       1.36%       1.39%       1.29%       1.36%        1.29%
   Net Expenses                         1.36%       1.39%       1.29%       1.35%        1.28%
   Net Investment Loss                 (1.20)%     (1.20)%     (1.08)%     (1.09)%      (1.14)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*            1,359%      2,413%      1,279%        705%       1,162%
   Net Assets, End of Year
      (000's omitted)                $46,200     $31,655     $96,671     $70,131     $274,554
-----------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 153


ENERGY FUND
--------------------------------------------------------------------------------

                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                          2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR    $  8.80    $ 11.26     $ 11.43     $ 10.87      $  8.99
----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+           --        .02         .12        (.08)         .08
----------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities       3.17      (2.47)       (.19)        .64         1.80
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value Resulting
      from Operations                    3.17      (2.45)       (.07)        .56         1.88
----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                 (.03)      (.01)       (.10)         --           --
----------------------------------------------------------------------------------------------
   Net Increase (Decrease)
      in Net Asset Value                 3.14      (2.46)       (.17)        .56         1.88
----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR          $ 11.94    $  8.80     $ 11.26     $ 11.43      $ 10.87
==============================================================================================
TOTAL INVESTMENT RETURN                 36.12%    (21.79)%     (0.52)%      5.15%       20.91%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                        1.36%      1.39%       1.32%       1.64%        1.58%
   Net Expenses                          1.36%      1.39%       1.32%       1.63%        1.57%
   Net Investment Income (Loss)          0.04%      0.24%       1.06%      (0.70)%       0.83%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*               913%     1,362%      1,502%      1,707%       2,854%
   Net Assets, End of
      Year (000's omitted)            $61,800    $ 4,703     $31,769     $15,715      $13,980
----------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

154


FINANCIAL HIGHLIGHTS
ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                               2004       2003++      2002++      2001++      2000++
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $ 17.37     $ 22.47     $ 27.30     $ 27.93     $ 18.06
---------------------------------------------------------------------------------------------------
   Net Investment Loss+                      (.18)       (.15)       (.18)       (.12)       (.18)
---------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities           4.55       (4.95)      (4.65)       (.51)      10.05
---------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value Resulting from Operations        4.37       (5.10)      (4.83)       (.63)       9.87
---------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                   --          --          --          --          --
   Net Increase (Decrease) in
      Net Asset Value                        4.37       (5.10)      (4.83)       (.63)       9.87
---------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $ 21.74     $ 17.37     $ 22.47     $ 27.30     $ 27.93
===================================================================================================
TOTAL INVESTMENT RETURN                     25.16%     (22.70)%    (17.69)%     (2.26)%     54.65%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                            1.37%       1.39%       1.54%       1.26%       1.58%
   Net Expenses                              1.37%       1.39%       1.54%       1.25%       1.57%
   Net Investment Loss                      (0.96)%     (0.72)%     (0.74)%     (0.41)%     (0.81)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                 1,009%        971%        949%        944%      1,794%
   Net Assets, End of
      Year (000's omitted)                $47,344     $15,144     $51,983     $50,159     $54,609
---------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 155


FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                             YEAR        YEAR        YEAR        YEAR       PERIOD
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                               2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR         $  7.66    $ 10.23      $ 10.00     $  9.48    $   9.99
----------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+               .09        .07          .04         .06        (.01)
----------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities            3.38      (2.62)         .29         .46        (.49)
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value Resulting from Operations         3.47      (2.55)         .33         .52        (.50)
----------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                      (.04)      (.02)        (.10)         --          --
   Net Realized Capital Gain                    --         --           --          --        (.01)
   Net Increase (Decrease) in
      Net Asset Value                         3.43      (2.57)         .23         .52        (.51)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR               $ 11.09    $  7.66      $ 10.23     $ 10.00    $   9.48
====================================================================================================
TOTAL INVESTMENT RETURN                      45.36%    (24.97)%       3.39%       5.49%      (4.97)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                             1.36%      1.38%        1.51%       1.24%       1.72%
   Net Expenses                               1.36%      1.38%        1.51%       1.23%       1.71%
   Net Investment Income (Loss)               0.94%      0.82%        0.43%       0.58%      (0.15)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                  1,200%     2,336%       1,110%      1,271%      2,770%
   Net Assets, End of
      Year (000's omitted)                 $34,423    $ 6,671      $25,147     $35,190    $145,449
----------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

156


FINANCIAL HIGHLIGHTS
HEALTH CARE FUND
--------------------------------------------------------------------------------

                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                               2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  9.21     $ 11.36     $ 11.25     $ 10.25     $ 11.45
---------------------------------------------------------------------------------------------------
   Net Investment Loss+                      (.07)       (.02)       (.04)       (.05)       (.04)
---------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities           3.36       (2.13)        .15        1.05       (1.15)
---------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value Resulting from Operations        3.29       (2.15)        .11        1.00       (1.19)
---------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Realized Capital Gains                  --          --          --          --        (.01)
---------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value                        3.29       (2.15)        .11        1.00       (1.20)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $ 12.50     $  9.21     $ 11.36     $ 11.25     $ 10.25
===================================================================================================
TOTAL INVESTMENT RETURN                     35.72%     (18.93)%      0.98%       9.76%     (10.44)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                            1.36%       1.38%       1.37%       1.55%       1.41%
   Net Expenses                              1.36%       1.38%       1.37%       1.54%       1.41%
   Net Investment Loss                      (0.56)%     (0.25)%     (0.36)%     (0.39)%     (0.36)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                 1,204%      1,395%        936%      1,399%      4,850%
   Net Assets, End of
      Year (000's omitted)                $19,801     $13,400     $20,567     $42,495     $30,729
---------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 157


INTERNET FUND
--------------------------------------------------------------------------------

                                                  YEAR        YEAR        YEAR       PERIOD
                                                 ENDED       ENDED       ENDED       ENDED
                                               MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                                    2004        2003        2002      2001*++
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD           $ 20.43     $ 30.55     $ 41.80     $ 200.00
-----------------------------------------------------------------------------------------------
   Net Investment Loss+                           (.41)       (.29)       (.31)       (1.60)
-----------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gains
      (Losses) on Securities                     15.64       (9.83)     (10.94)     (156.60)
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset
      Value Resulting from Operations            15.23      (10.12)     (11.25)     (158.20)
-----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                        --          --          --           --
   Net Increase (Decrease) in Net Asset
      Value                                      15.23      (10.12)     (11.25)     (158.20)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                 $ 35.66     $ 20.43     $ 30.55     $  41.80
===============================================================================================
TOTAL INVESTMENT RETURN                          74.55%     (33.13)%    (26.91)%     (79.10)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                 1.36%       1.38%       1.21%        1.61%**
   Net Expenses                                   1.36%       1.38%       1.21%        1.61%**
   Net Investment Loss                           (1.31)%     (1.34)%     (1.15)%      (1.43)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                    1,340%      2,052%      2,186%       1,937%
   Net Assets, End of Period (000's omitted)   $15,292     $ 3,335     $ 3,124     $  1,625
-----------------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIOD ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

158


FINANCIAL HIGHLIGHTS
LEISURE FUND
--------------------------------------------------------------------------------

                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                             MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                                 2004        2003++      2002++      2001++      2000++
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR           $ 17.88     $ 24.00     $ 25.56     $ 33.30      $33.63
------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+                (.06)       (.15)       (.33)       (.36)        .09
------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities              9.84       (5.97)      (1.23)      (7.38)       (.12)
------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value
      Resulting from Operations                 9.78       (6.12)      (1.56)      (7.74)       (.03)
------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Realized Capital Gains                     --          --          --          --        (.30)
------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value                           9.78       (6.12)      (1.56)      (7.74)       (.33)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR                 $ 27.66     $ 17.88     $ 24.00     $ 25.56      $33.30
======================================================================================================
TOTAL INVESTMENT RETURN                        54.70%     (25.50)%     (6.10)%    (23.24)%     (0.07)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                               1.36%       1.38%       1.57%       1.55%       1.58%
   Net Expenses                                 1.36%       1.38%       1.57%       1.55%       1.58%
   Net Investment Income (Loss)                (0.31)%     (0.65)%     (1.27)%     (1.18)%      0.30%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                    1,870%      3,179%      2,609%      2,756%      5,734%
   Net Assets, End of Year (000's omitted)   $25,030     $ 2,325     $11,443     $ 1,277      $5,563
------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 159


PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                          2004        2003        2002        2001       2000++
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR   $  26.78    $ 27.90      $ 17.73    $ 18.80     $ 20.95
-----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+         (.12)       .03          .01        .05        (.10)
-----------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities      17.67      (1.15)       10.30      (1.12)      (2.05)
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value
      Resulting from Operations         17.55      (1.12)       10.31      (1.07)      (2.15)
-----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                 (.01)        --         (.14)        --          --
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value                   17.54      (1.12)       10.17      (1.07)      (2.15)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR         $  44.32    $ 26.78      $ 27.90    $ 17.73     $ 18.80
===============================================================================================
TOTAL INVESTMENT RETURN                 65.53%     (4.01)%      58.44%     (5.69)%     (10.26)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                        1.26%      1.27%        1.39%      1.18%       1.23%
   Net Expenses                          1.26%      1.27%        1.39%      1.17%       1.23%
   Net Investment Income (Loss)         (0.32)%     0.09%        0.07%      0.30%      (0.34)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*               550%       744%         839%       822%      1,004%
   Net Assets, End of Year
      (000's omitted)                $236,961    $75,185      $59,625    $25,096     $37,780
-----------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.

160


FINANCIAL HIGHLIGHTS
REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                         ENDED
                                                                       MARCH 31,
H CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                  $ 25.00
--------------------------------------------------------------------------------
   Net Investment Income                                                  .10
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gains on Securities                       1.55
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations             1.65
--------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                                               --
NET ASSET VALUE--END OF PERIOD                                        $ 26.65
================================================================================
TOTAL INVESTMENT RETURN                                                  6.60%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        1.61%**
   Net Expenses                                                          1.61%**
   Net Investment Income                                                 3.83%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             102%
   Net Assets, End of Period (000's omitted)                          $75,916
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--REAL ESTATE FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 161


RETAILING FUND
--------------------------------------------------------------------------------

                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                          2004        2003        2002        2001        2000
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR   $  8.00     $ 11.12     $ 10.29     $ 13.22     $ 13.54
----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+        (.08)       (.07)       (.10)       (.09)        .02
----------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities      3.82       (3.05)        .93       (2.84)       (.23)
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                        3.74       (3.12)        .83       (2.93)       (.21)
----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Realized Capital Gains             --          --          --          --        (.11)
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value                       3.74       (3.12)        .83       (2.93)       (.32)
----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR         $ 11.74     $  8.00     $ 11.12     $ 10.29     $ 13.22
==============================================================================================
TOTAL INVESTMENT RETURN                46.75%     (28.06)%      8.07%     (22.16)%     (1.51)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                       1.35%       1.38%       1.44%       1.51%       1.44%
   Net Expenses                         1.35%       1.38%       1.44%       1.50%       1.44%
   Net Investment Income (Loss)        (0.78)%     (0.82)%     (0.92)%     (0.78)%      0.16%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*            1,825%      3,788%      2,030%      3,062%      2,537%
   Net Assets, End of Year (000's
      omitted)                       $11,738     $ 2,964     $21,667     $33,228     $81,097
----------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

162


FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                        2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF      $  7.11     $ 11.00     $ 12.70     $ 31.59     $ 17.02
   YEAR
--------------------------------------------------------------------------------------------
   Net Investment Loss+               (.11)       (.09)       (.15)       (.24)       (.19)
--------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on
      Securities                      4.40       (3.80)      (1.55)     (18.65)      14.76
--------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Asset Value Resulting
      from Operations                 4.29       (3.89)      (1.70)     (18.89)      14.57
--------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS            --          --          --          --          --
   Net Increase (Decrease) in
      Net Asset Value                 4.29       (3.89)      (1.70)     (18.89)      14.57
--------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR       $ 11.40     $  7.11     $ 11.00     $ 12.70     $ 31.59
============================================================================================
TOTAL INVESTMENT RETURN              60.34%     (35.36)%    (13.39)%    (59.80)%     85.61%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                     1.36%       1.38%       1.44%       1.30%       1.41%
   Net Expenses                       1.36%       1.38%       1.44%       1.30%       1.40%
   Net Investment Loss               (1.07)%     (1.13)%     (1.21)%     (1.01)%     (0.85)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*          1,853%      1,938%      1,017%      2,202%      4,929%
   Net Assets, End of Year
      (000's omitted)              $17,114     $ 8,348     $35,815     $26,660     $90,002
--------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 163


TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                          2004       2003++      2002++      2001++      2000++
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR    $ 10.05     $ 15.12     $ 24.03     $ 61.17     $ 39.09
-----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+           --         .06        (.12)       (.30)       (.30)
-----------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities       5.48       (5.13)      (8.70)     (36.84)      22.41
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                         5.48       (5.07)      (8.82)     (37.14)      22.11
-----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                 (.05)         --          --          --          --
   Net Realized Capital Gains              --          --        (.09)         --        (.03)
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value                        5.43       (5.07)      (8.91)     (37.14)      22.08
-----------------------------------------------------------------------------------------------
   Net Asset Value--End of Year       $ 15.48     $ 10.05     $ 15.12     $ 24.03     $ 61.17
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN                 54.59%     (33.53)%    (36.84)%    (60.72)%     56.54%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                        1.37%       1.38%       1.51%       1.37%       1.50%
   Net Expenses                          1.37%       1.38%       1.51%       1.37%       1.49%
   Net Investment Income (Loss)          0.01%       0.46%      (0.60)%     (0.65)%     (0.59)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*             1,506%      2,431%      1,192%      1,273%      1,555%
   Net Assets, End of Year
      (000's omitted)                 $14,406     $ 9,152     $ 4,530     $ 9,924     $66,904
-----------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

164


FINANCIAL HIGHLIGHTS
TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                             MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                                 2004        2003++      2002++      2001++      2000++
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR             $15.03     $ 20.85     $ 19.26      $18.72     $ 23.97
-------------------------------------------------------------------------------------------------------
   Net Investment Loss+                          (.06)       (.12)       (.09)         --        (.21)
-------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Gains (Losses) on Securities               3.87       (5.70)       1.68         .54       (5.04)
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                                 3.81       (5.82)       1.59         .54       (5.25)
-------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                       --          --          --          --          --
   Net Increase (Decrease) in Net Asset
      Value                                      3.81       (5.82)       1.59         .54       (5.25)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR                   $18.84     $ 15.03     $ 20.85      $19.26     $ 18.72
=======================================================================================================
TOTAL INVESTMENT RETURN                         25.35%     (27.91)%      8.26%       2.88%     (21.90)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                1.36%       1.40%       1.56%       1.55%       1.97%
   Net Expenses                                  1.36%       1.40%       1.56%       1.54%       1.96%
   Net Investment Loss                          (0.34)%     (0.70)%     (0.51)%     (0.05)%     (0.92)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate*                     1,624%      2,786%      1,704%      1,293%      1,970%
   Net Assets, End of Year (000's omitted)     $3,792     $   960     $18,215      $8,246     $18,501
-------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 165


UTILITIES FUND
--------------------------------------------------------------------------------

                                                   YEAR        YEAR        YEAR      PERIOD
                                                  ENDED       ENDED       ENDED       ENDED
                                                MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                                    2004        2003++      2002++     2001*++
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR               $ 16.38     $ 25.44     $ 35.52     $ 30.00
-----------------------------------------------------------------------------------------------
   Net Investment Income+                            .45         .60         .60         .54
-----------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gains
      (Losses) on Securities                        4.71       (9.12)      (9.12)       4.98
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value
      Resulting from Operations                     5.16       (8.52)      (8.52)       5.52
-----------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net Investment Income                            (.97)       (.54)      (1.56)         --
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value       4.19       (9.06)     (10.08)       5.52
-----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR                     $ 20.57     $ 16.38     $ 25.44     $ 35.52
===============================================================================================
TOTAL INVESTMENT RETURN                            32.11%     (33.55)%    (24.07)%     18.40%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                   1.35%       1.39%       1.54%       1.59%**
   Net Expenses                                     1.35%       1.39%       1.54%       1.59%**
   Net Investment Income                            2.50%       3.24%       2.00%       1.65%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                      1,609%      3,158%      2,418%      1,591%
   Net Assets, End of Year (000's omitted)       $19,170     $ 9,978     $26,539     $15,566
-----------------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

166


FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                         YEAR            YEAR        YEAR         YEAR        YEAR
                                         ENDED           ENDED       ENDED       ENDED       ENDED
                                       MARCH 31,       MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
INVESTOR CLASS                           2004            2003        2002         2001        2000
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR    $     1.00      $     1.00   $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------
   Net Investment Income+                     --(S)          .01        .02         .05         .04
   Net Increase in Net Asset Value
   Resulting from Operations                  --             .01        .02         .05         .04
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                     (--)(S)        (.01)      (.02)       (.05)       (.04)
----------------------------------------------------------------------------------------------------
   Net Increase in Net Asset Value            --              --         --          --          --
----------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR          $     1.00      $     1.00   $   1.00    $   1.00    $   1.00
====================================================================================================
TOTAL INVESTMENT RETURN                     0.18%           0.71%      2.35%       5.48%       4.48%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                           0.90%           0.92%      0.85%       0.85%       0.89%
   Net Expenses                             0.90%           0.92%      0.85%       0.85%       0.88%
   Net Investment Income                    0.18%           0.71%      2.23%       5.38%       4.36%

SUPPLEMENTARY DATA:
   Net Assets, End of Year
   (000's omitted)                    $1,057,062      $1,218,676   $979,433    $948,275    $686,198
----------------------------------------------------------------------------------------------------

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

(S)  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.0019

                                                                  PROSPECTUS 167


BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD &POOR'S, NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY, INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     o THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     o THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     o RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

     o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.


"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTED WITH THE FUNDS.


MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

168



ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT
FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE
OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING
TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS:
PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                                                  PROSPECTUS 169


--------------------------------------------------------------------------------

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

[LOGO]RydexInvestments
Essential for modern markets(TM)

--------------------------------------------------------------------------------

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                            ADVISOR CLASS SHARES
                                                                  H-CLASS SHARES


                                                                  AUGUST 1, 2004


BENCHMARK FUNDS                                SECTOR FUNDS

NOVA                                           BANKING
URSA                                           BASIC MATERIALS
OTC                                            BIOTECHNOLOGY
ARKTOS                                         CONSUMER PRODUCTS
MEDIUS                                         ELECTRONICS
MEKROS                                         ENERGY
U.S. GOVERNMENT BOND                           ENERGY SERVICES
JUNO                                           FINANCIAL SERVICES
LARGE-CAP EUROPE                               HEALTH CARE
LARGE-CAP JAPAN                                INTERNET

LARGE-CAP VALUE                                LEISURE
LARGE-CAP GROWTH                               PRECIOUS METALS
MID-CAP VALUE                                  REAL ESTATE
MID-CAP GROWTH                                 RETAILING
INVERSE MID-CAP                                TECHNOLOGY
SMALL-CAP VALUE                                TELECOMMUNICATIONS
SMALL-CAP GROWTH                               TRANSPORTATION
INVERSE SMALL-CAP                              UTILITIES


MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                          [LOGO]RydexInvestments
                                                Essential for modern markets(TM)

RSEAH-1-0804
X0705

TABLE OF CONTENTS
--------------------------------------------------------------------------------

BENCHMARK FUNDS
  Common Risk/Return Information                                               2
  Nova Fund                                                                    3
  Ursa Fund                                                                    6
  OTC Fund                                                                     9
  Arktos Fund                                                                 12
  Medius Fund                                                                 15
  Mekros Fund                                                                 18
  U.S. Government Bond Fund                                                   21
  Juno Fund                                                                   24
  Large-Cap Europe Fund                                                       27
  Large-Cap Japan Fund                                                        30


  Large-Cap Value Fund                                                        33
  Large-Cap Growth Fund                                                       35
  Mid-Cap Value Fund                                                          37
  Mid-Cap Growth Fund                                                         39
  Inverse Mid-Cap Fund                                                        41
  Small-Cap Value Fund                                                        43
  Small-Cap Growth Fund                                                       45
  Inverse Small-Cap Fund                                                      47
SECTOR FUNDS
  Common Risk/Return Information                                              49
  Banking Fund                                                                50
  Basic Materials Fund                                                        53
  Biotechnology Fund                                                          56
  Consumer Products Fund                                                      59
  Electronics Fund                                                            62
  Energy Fund                                                                 65
  Energy Services Fund                                                        68
  Financial Services Fund                                                     71
  Health Care Fund                                                            74
  Internet Fund                                                               77
  Leisure Fund                                                                80
  Precious Metals Fund                                                        83
  Real Estate Fund                                                            86
  Retailing Fund                                                              88
  Technology Fund                                                             91
  Telecommunications Fund                                                     94
  Transportation Fund                                                         97
  Utilities Fund                                                             100


MONEY MARKET FUND
  U.S. Government Money Market Fund                                          103
INVESTMENTS AND RISKS                                                        106
SHAREHOLDER INFORMATION                                                      115
TRANSACTION INFORMATION                                                      116
BUYING FUND SHARES                                                           118
SELLING FUND SHARES                                                          120
EXCHANGING FUND SHARES                                                       122
RYDEX ACCOUNT POLICIES                                                       124
DISTRIBUTION AND SHAREHOLDER SERVICES                                        126
DIVIDENDS AND DISTRIBUTIONS                                                  126
TAX INFORMATION                                                              127
MANAGEMENT OF THE FUNDS                                                      128
FINANCIAL HIGHLIGHTS                                                         130
BENCHMARK INFORMATION                                                        167

                                                                    PROSPECTUS 1


                               RYDEX SERIES FUNDS
                              ADVISOR CLASS SHARES
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------
BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND
--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund and Inverse Small-Cap Fund.

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

MONEY MARKET FUND - U.S. Government Money Market Fund.

Advisor Class and H-Class Shares of the Funds are sold primarily through broker-dealers and other financial institutions ("intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site
- www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA FUND                       LARGE-CAP JAPAN FUND


URSA FUND                       LARGE-CAP VALUE FUND
OTC FUND                        LARGE-CAP GROWTH FUND
ARKTOS FUND                     MID-CAP VALUE FUND
MEDIUS FUND                     MID-CAP GROWTH FUND
MEKROS FUND                     INVERSE MID-CAP FUND
U.S. GOVERNMENT BOND FUND       SMALL-CAP VALUE FUND
JUNO FUND                       SMALL-CAP GROWTH FUND
LARGE-CAP EUROPE FUND           INVERSE SMALL-CAP FUND


COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.


SWAP COUNTERPARTY CREDIT RISK - A Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 3


NOVA FUND (RYNAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

4


PERFORMANCE

The bar chart and table show the performance of the Nova Fund both year by year and as an average over different periods of time. Periods prior to October 15, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


NOVA FUND

  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-5.26   49.73   26.64   41.61   34.35    23.44    -19.96     -22.62    -35.47    39.59
--------------------------------------------------------------------------------------
 1994    1995    1996    1997    1998     1999      2000       2001      2002     2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.28%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.45% (QUARTER ENDED DECEMBER 31, 1998) THE LOWEST RETURN FOR A QUARTER WAS -26.49% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF      S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           39.59%          39.59%            25.73%         28.68%

PAST FIVE YEARS         -7.19%          -7.23%            -5.99%         -0.57%

PAST TEN YEARS           8.94%           8.40%             7.55%         11.07%
(07/12/93)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING OCTOBER 15, 1998.

                                                                    PROSPECTUS 5


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Nova Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.74%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.74%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE NOVA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      NOVA FUND                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $183       $566       $973       $2,111

6


URSA FUND (RYUAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                    PROSPECTUS 7


PERFORMANCE

The bar chart and table show the performance of the Ursa Fund both year by year and as an average over different periods of time. Periods prior to August 5, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

URSA FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 3.26   -20.61    -12.51    -21.37    -19.57    -12.89     16.83     15.67     21.52    -24.12
----------------------------------------------------------------------------------------------
 1994     1995     1996       1997      1998      1999      2000      2001      2002      2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -4.19%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.57% (QUARTER ENDED SEPTEMBER 30, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -17.19% (QUARTER ENDED DECEMBER 31, 1998.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF      S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          -24.12%         -25.09%           -15.55%         28.68%

PAST FIVE YEARS          1.65%           1.20%             1.16%         -0.57%

SINCE INCEPTION         -6.85%          -7.21%            -5.66%         11.00%
(01/07/94) (4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 5, 1998.

8


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Ursa Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.72%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.87%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE URSA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      URSA FUND                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $196       $607       $1,043     $2,255

                                                                    PROSPECTUS 9


OTC FUND (RYAOX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

10


PERFORMANCE

The bar chart and table show the performance of the OTC Fund both year by year and as an average over different periods of time. Periods prior to September 22, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

OTC FUND

  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 43.54    42.71       21.23       85.63     99.56     -38.26     -35.01     -38.86     45.63
--------------------------------------------------------------------------------------------
  1995     1996        1997        1998      1999       2000       2001       2002      2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 2.59%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 52.78% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.97% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF    NASDAQ 100
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           45.63%          45.63%            29.66%        49.13%

PAST FIVE YEARS         -6.54%          -6.66%            -5.48%        -4.37%

SINCE INCEPTION         12.43%          11.92%            10.82%        13.92%
(02/14/94)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING SEPTEMBER 22, 1998.

                                                                   PROSPECTUS 11


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the OTC Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.71%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.71%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      OTC FUND                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $180       $556       $957       $2,078

12


ARKTOS FUND (RYAAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into swap agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                   PROSPECTUS 13


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Arktos Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.



       -54.31         23.53        15.13        35.46           37.06
       --------------------------------------------------------------
         1999          2000         2001         2002            2003

The year-to-date return for the period from January 1, 2004 through June 30, 2004 is -4.97%. During the period shown in the bar chart, the highest return for a quarter was 51.31% (quarter ended September 30, 2001) and the lowest return for a quarter was -35.88% (quarter ended December 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF    NASDAQ 100
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          -37.06%         -37.06%           -24.09%       49.13%

PAST FIVE YEARS        -11.14%         -11.43%            -9.23%       -4.37%

SINCE INCEPTION        -17.79%         -18.05%           -14.05%        3.71%
(09/03/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

14


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Arktos Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.75%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.90%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE ARKTOS MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      ARKTOS FUND        1 YEAR      3 YEARS          5 YEARS         10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS       $200        $617             $1,059          $2,288

                                                                   PROSPECTUS 15


MEDIUS FUND (RYMDX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The investment objective of the Medius Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

16


PERFORMANCE

The bar chart and table show the performance of the Medius Fund H-Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

MEDIUS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                           -27.40               50.89
--------------------------------------------------------------------------------
                            2002                2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 7.61%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.12% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -25.72% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES                                         FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS      S&P
                     FUND RETURN    AFTER TAXES ON     AND SALE OF    MIDCAP 400
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           50.89%          50.89%            33.08%        35.62%

SINCE INCEPTION          2.63%           2.52%             2.17%         7.08%
(08/16/01)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P MIDCAP 400(R) INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                                                                   PROSPECTUS 17


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Medius Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.51%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      MEDIUS FUND                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                      $174       $540       $930       $2,022

18


MEKROS FUND (RYMKX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The investment objective of the Mekros Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

                                                                   PROSPECTUS 19


PERFORMANCE

The bar chart and table show the performance of the Mekros Fund H-Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

MEKROS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                      -7.25          -33.70          68.32
--------------------------------------------------------------------------------
                       2001           2002            2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.35%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 36.24% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -32.32% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES                                         FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS    RUSSELL
                     FUND RETURN    AFTER TAXES ON     AND SALE OF       2000
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           68.32%          68.32%            44.41%        47.26%

SINCE INCEPTION         -1.12%          -1.13%            -0.95%         5.23%
(11/01/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANIES PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

20


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mekros Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.51%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      MEKROS FUND                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                      $174       $540       $930       $2,022

                                                                   PROSPECTUS 21


U.S. GOVERNMENT BOND FUND (RYADX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

22


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the U.S. Government Bond Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


US GOVERNMENT BOND FUND

  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 -17.96   36.13   -6.90   16.31   15.89   -18.99  21.26    0.80   19.03   -1.68
--------------------------------------------------------------------------------
   1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -1.40%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.42% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -10.53% (QUARTER ENDED MARCH 31, 1996.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES                                  FUND RETURN      LEHMAN
                                                      AFTER TAXES ON  LONG TERM
                                     FUND RETURN      DISTRIBUTIONS    TREASURY
                     FUND RETURN    AFTER TAXES ON     AND SALE OF       BOND
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           -1.82%          -3.04%            -1.17%        -4.34%

PAST FIVE YEARS          2.96%           1.28%             1.45%        -1.23%

SINCE INCEPTION          4.96%           3.16%             3.09%         0.37%
(01/03/94)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 23


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the U.S. Government Bond Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.50%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.70%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.45%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      U.S. GOVERNMENT BOND FUND   1 YEAR     3 YEARS     5 YEARS       10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $152       $473        $816          $1,784

24


JUNO FUND (RYJAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Master Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                   PROSPECTUS 25


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Juno Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

JUNO FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          8.00   -5.56   -4.58   20.36   -13.74   1.42   -16.73  -1.91
--------------------------------------------------------------------------------
          1996    1997    1998    1999    2000    2001    2002    2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -0.24%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.77% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -13.08% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES                                  FUND RETURN      LEHMAN
                                                      AFTER TAXES ON     LONG
                                     FUND RETURN      DISTRIBUTIONS    TREASURY
                     FUND RETURN    AFTER TAXES ON     AND SALE OF       BOND
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           -2.15%          12.15%            -1.40%        -4.34%

PAST FIVE YEARS         -3.02%          -3.06%             2.56%        -1.23%

SINCE INCEPTION         -3.75%          -3.84%             3.16%         2.26%
(03/03/95)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

26


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Juno Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.71%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE JUNO MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      JUNO FUND           1 YEAR          3 YEARS       5 YEARS       10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS        $195            $604          $1,038        $2,244

                                                                   PROSPECTUS 27


LARGE-CAP EUROPE FUND (RYEUX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM). The investment objective of the Large-Cap Europe Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

28


Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

The price of the Fund is calculated at the close of the U.S. Markets using fair value prices; due to the difference in times between the close of the European markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

PERFORMANCE

The bar chart and table show the performance of the Large-Cap Europe Fund H-Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LARGE-CAP EUROPE FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                     -29.67          -28.94          42.77
--------------------------------------------------------------------------------
                      2001            2002            2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -2.28%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.02% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -29.14% (QUARTER ENDED SEPTEMBER 30, 2002.)

                                                                   PROSPECTUS 29


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES                                         FUND RETURN
                                                      AFTER TAXES ON      DOW
                                     FUND RETURN      DISTRIBUTIONS      JONES
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     STOXX 50
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           42.77%          40.54%            27.80%        10.49%

SINCE INCEPTION        -11.37%         -11.76%            -9.62%       -16.05%
(05/08/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX. THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY RYDEX SERIES FUNDS.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Europe Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.58%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.73%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      LARGE-CAP EUROPE FUND       1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                      $182       $562       $968       $2,100

30


LARGE-CAP JAPAN FUND (RYJPX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The investment objective of the Large-Cap Japan Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks

                                                                   PROSPECTUS 31


tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

The price of the Fund is calculated at the close of the U.S. Markets using fair value prices; due to the difference in times between the close of the Japanese markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.

PERFORMANCE

The bar chart and table show the performance of the Large-Cap Japan Fund H-Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LARGE-CAP JAPAN FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                     -41.52          -16.18          39.38
--------------------------------------------------------------------------------
                      2001            2002            2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 8.80%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.87% (QUARTER ENDED SEPTEMBER 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.96% (QUARTER ENDED SEPTEMBER 30, 2001.)

32


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES                                         FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF    TOPIX 100
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           39.38%          39.00%            25.60%        30.85%

SINCE INCEPTION        -22.13%         -22.19%           -17.73%       -16.59%
(05/08/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE TOPIX100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Japan Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.51%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      LARGE-CAP JAPAN FUND        1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                      $174       $540       $930       $2,022

                                                                   PROSPECTUS 33



LARGE-CAP VALUE FUND (RYZAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index"). The investment objective of the Large-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Large-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

34


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Value Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.41%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      LARGE-CAP VALUE FUND     1 YEAR      3 YEARS     5 YEARS     10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                   $148        $460         $794        $1,738

                                                                   PROSPECTUS 35



LARGE-CAP GROWTH FUND (RYAWX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index"). The investment objective of the Large-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Large-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

36


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Growth Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.41%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      LARGE-CAP GROWTH FUND     1 YEAR      3 YEARS     5 YEARS     10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                    $148        $460         $794       $1,738

                                                                   PROSPECTUS 37



MID-CAP VALUE FUND (RYAVX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap securities. The Fund's current benchmark is the S&P MidCap 400/ Barra Value Index (the "underlying index"). The investment objective of the Mid-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Mid-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

38


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mid-Cap Value Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.41%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      MID-CAP VALUE FUND     1 YEAR      3 YEARS      5 YEARS     10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                 $148         $460         $794       $1,738

                                                                   PROSPECTUS 39



MID-CAP GROWTH FUND (RYBHX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index"). The investment objective of the Mid-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Mid-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

40


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mid-Cap Growth Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.41%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      MID-CAP GROWTH FUND     1 YEAR      3 YEARS       5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                  $148        $460          $794         $1,738

                                                                   PROSPECTUS 41



INVERSE MID-CAP FUND (RYMHX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Inverse Mid-Cap Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

42


PERFORMANCE

The Inverse Mid-Cap Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Mid-Cap Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.39%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.54%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      INVERSE MID-CAP FUND    1 YEAR     3 YEARS       5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                  $162       $502           $865        $1,887

                                                                   PROSPECTUS 43



SMALL-CAP VALUE FUND (RYAZX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index"). The investment objective of the Small-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Small-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

44


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Small-Cap Value Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.41%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      SMALL-CAP VALUE FUND     1 YEAR      3 YEARS      5 YEARS       10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                   $148         $460         $794          $1,738

                                                                   PROSPECTUS 45



SMALL-CAP GROWTH FUND (RYWAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index"). The investment objective of Small-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Small-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

46


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Small-Cap Growth Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.41%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      SMALL-CAP GROWTH FUND    1 YEAR       3 YEARS     5 YEARS       10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                   $148          $460        $794         $1,738

                                                                   PROSPECTUS 47



INVERSE SMALL-CAP FUND (RYSHX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is the inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). The investment objective of the Inverse Small-Cap Fund is non-fundamental and may be changed without shareholder approval.

If the fund meets its objectives, the value of the Fund's shares tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Small-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

48


PERFORMANCE

The Inverse Small-Cap Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Small-Cap Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.90%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.39%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.54%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      INVERSE SMALL-CAP FUND      1 YEAR     3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      H-CLASS                      $162       $502         $865         $1,887

                                                                   PROSPECTUS 49


RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------
BANKING FUND                           INTERNET FUND
BASIC MATERIALS FUND                   LEISURE FUND
BIOTECHNOLOGY FUND                     PRECIOUS METALS FUND

CONSUMER PRODUCTS FUND                 REAL ESTATE FUND

ELECTRONICS FUND                       RETAILING FUND
ENERGY FUND                            TECHNOLOGY FUND
ENERGY SERVICES FUND                   TELECOMMUNICATIONS FUND
FINANCIAL SERVICES FUND                TRANSPORTATION FUND
HEALTH CARE FUND                       UTILITIES FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.


SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

50


BANKING FUND (RYKAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, enter into swap agreements, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

                                                                   PROSPECTUS 51


PERFORMANCE

The bar chart and table show the performance of the Banking Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BANKING FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

        -19.12         15.30          -2.77          -2.80         31.32
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 2.41%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 21.95% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -18.44% (QUARTER ENDED SEPTEMBER 30, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           31.32%          30.94%            20.35%        28.68%

PAST FIVE YEARS          2.96%           2.39%             2.16%        -0.57%

SINCE INCEPTION          0.49%           0.01%             0.10%         1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

52


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Banking Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.76%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      BANKING FUND                1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------

      ADVISOR CLASS                $195       $604       $1,038     $2,244

                                                                   PROSPECTUS 53


BASIC MATERIALS FUND (RYBAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

54


PERFORMANCE

The bar chart and table show the performance of the Basic Materials Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BASIC MATERIALS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         21.69         -21.10         -0.99          -14.06         32.20
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.09%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.25% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -24.02% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           32.20%          31.93%            20.91%        28.68%

PAST FIVE YEARS          1.55%           1.41%             1.23%        -0.57%

SINCE INCEPTION         -3.90%          -4.02%            -3.34%         1.39%
(04/14/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 55


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Basic Materials Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.77%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.87%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      BASIC MATERIALS FUND        1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $196       $607       $1,043     $2,255

56


BIOTECHNOLOGY FUND (RYOAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

                                                                   PROSPECTUS 57


PERFORMANCE

The bar chart and table show the performance of the Biotechnology Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BIOTECHNOLOGY FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         95.52          28.00         -17.29         -45.79         45.66
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 1.99%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 46.14% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -33.60% (QUARTER ENDED JUNE 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           45.66%          45.66%            29.68%        28.68%

PAST FIVE YEARS         10.33%          10.30%             9.00%        -0.57%

SINCE INCEPTION         11.97%          11.95%            10.51%         1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

58


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Biotechnology Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.74%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.84%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      BIOTECHNOLOGY FUND          1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $193       $598       $1,027     $2,222

                                                                   PROSPECTUS 59


CONSUMER PRODUCTS FUND (RYCAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

60


PERFORMANCE

The bar chart and table show the performance of the Consumer Products Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

CONSUMER PRODUCTS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         1.54          -13.44          -2.95          -4.03         21.15
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.72%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.52% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.40% (QUARTER ENDED MARCH 31, 2000.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           21.15%          21.06%            13.75%        28.68%

PAST FIVE YEARS         -0.16%          -0.53%            -0.37%        -0.57%

SINCE INCEPTION          0.99%           0.64%             0.63%         1.94%
(08/17/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 61


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Consumer Products Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.76%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      CONSUMER PRODUCTS FUND      1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $195       $604       $1,038     $2,244

62


ELECTRONICS FUND (RYSAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

                                                                   PROSPECTUS 63


PERFORMANCE

The bar chart and table show the performance of the Electronics Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ELECTRONICS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

        120.21         -18.43         -29.65         -49.43         71.68
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -10.36%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 48.34% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -38.77% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           71.68%          71.68%            46.59%        28.68%

PAST FIVE YEARS          1.87%           1.82%             1.58%        -0.57%

SINCE INCEPTION          5.79%           5.74%             4.99%         1.33%
(04/02/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

64


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Electronics Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.75%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.85%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      ELECTRONICS FUND            1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $194       $601       $1,032     $2,233

                                                                   PROSPECTUS 65


ENERGY FUND (RYEAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

66


PERFORMANCE

The bar chart and table show the performance of the Energy Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ENERGY FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         18.02          22.14         -13.63         -13.69         23.64
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 14.12%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.09% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -18.61% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           23.64%          23.50%            15.36%        28.68%

PAST FIVE YEARS          5.85%           5.74%             4.98%        -0.57%

SINCE INCEPTION          1.79%           1.70%             1.47%         1.40%
(05/05/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 67


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.82%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.92%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      ENERGY FUND                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $202       $623       $1,070     $2,309

68


ENERGY SERVICES FUND (RYVAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

                                                                   PROSPECTUS 69


PERFORMANCE

The bar chart and table show the performance of the Energy Services Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ENERGY SERVICES FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         44.21          40.40         -32.41         -10.83         8.43
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 15.03%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.23% (QUARTER ENDED MARCH 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -30.92% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR            8.43%           8.43%             5.48%        28.68%

PAST FIVE YEARS          5.85%           5.85%             5.05%        -0.57%

SINCE INCEPTION         -7.17%          -7.17%            -5.92%         1.33%
(04/02/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

70


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Services Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.77%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.87%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      ENERGY SERVICES FUND        1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $196       $607       $1,043     $2,255

                                                                   PROSPECTUS 71


FINANCIAL SERVICES FUND (RYFAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

72


PERFORMANCE

The bar chart and table show the performance of the Financial Services Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

FINANCIAL SERVICES FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         -1.46          21.22         -13.35         -16.05         29.40
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.78%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.48% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -19.68% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           29.40%          29.22%            19.10%        28.68%

PAST FIVE YEARS          2.37%           2.23%             1.94%        -0.57%

SINCE INCEPTION          0.05%          -0.07%            -0.03%         1.31%
(04/06/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 73


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Financial Services Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.76%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      FINANCIAL SERVICES FUND     1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $195       $604       $1,038     $2,244

74


HEALTH CARE FUND (RYHAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

                                                                   PROSPECTUS 75


PERFORMANCE

The bar chart and table show the performance of the Health Care Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

HEALTH CARE FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

        -13.56          30.27         -12.94         -20.46         31.77
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 4.16%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.80% (QUARTER ENDED JUNE 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -15.57% (QUARTER ENDED JUNE 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           31.77%          31.77%            20.65%        28.68%

PAST FIVE YEARS          0.54%           0.54%             0.46%        -0.57%

SINCE INCEPTION          3.08%           3.08%             2.65%         1.54%
(05/11/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

76


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Health Care Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.75%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.85%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      HEALTH CARE FUND            1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $194       $601       $1,032     $2,233

                                                                   PROSPECTUS 77


INTERNET FUND (RYIAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

78


PERFORMANCE

The bar chart and table show the performance of the Internet Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

INTERNET FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                      -46.89          -43.85          63.33
--------------------------------------------------------------------------------
                       2001            2002            2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.33%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 38.93% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -44.64% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           63.33%          63.33%            41.17%        28.68%

SINCE INCEPTION        -38.10%         -38.10%           -28.09%        -6.33%
(04/06/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 79


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Internet Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.76%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      INTERNET FUND               1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $195       $604       $1,038     $2,244

80


LEISURE FUND (RYLAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

                                                                   PROSPECTUS 81


PERFORMANCE

The bar chart and table show the performance of the Leisure Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LEISURE FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         8.36          -23.02         -18.04         -15.46         33.88
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.66%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 18.48% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -36.02% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           33.88%          33.88%            22.02%        28.68%

PAST FIVE YEARS         -5.00%          -5.07%            -4.22%        -0.57%

SINCE INCEPTION         -2.32%          -2.38%            -1.99%         1.93%
(06/03/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

82


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Leisure Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.76%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      LEISURE FUND                1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $195       $604       $1,038     $2,244

                                                                   PROSPECTUS 83


PRECIOUS METALS FUND (RYMPX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

84


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Precious Metals Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1,1999 the Precious Metals Fund's objective was to provide results that correspond to a benchmark for precious metals related securities.

PRECIOUS METALS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 -25.44  -11.54  -2.62   -37.62  -14.42   0.00   -21.79   18.66   48.24   42.31
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -21.39%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.48% (QUARTER ENDED MARCH 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -32.91% (QUARTER ENDED DECEMBER 31, 1997.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          42.02%           42.01%            27.32%        28.68%

PAST FIVE YEARS        14.33%           14.27%            12.56%        -0.57%

PAST TEN YEARS         -1.03%           -1/09%            -0.91%        11.07%
(12/01/93)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 85


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Precious Metals Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.75%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.72%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.72%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      PRECIOUS METALS FUND     1 YEAR     3 YEARS      5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS             $181        $559        $963         $2,089

86



REAL ESTATE FUND (RYHRX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

PERFORMANCE

The Real Estate Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 87


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Real Estate Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   0.25%
      OTHER EXPENSES** ...........................................   0.51%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

**    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      REAL ESTATE FUND     1 YEAR      3 YEARS       5 YEARS      10 YEARS
      --------------------------------------------------------------------------
      H-CLASS               $169        $524           $903        $1,966

88


RETAILING FUND (RYRAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

                                                                   PROSPECTUS 89


PERFORMANCE

The bar chart and table show the performance of the Retailing Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

RETAILING FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         12.76         -24.55          2.58          -23.79         33.54
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.76%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.72% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -18.49% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           33.54%          33.54%            21.80%        28.68%

PAST FIVE YEARS         -2.34%          -2.41%            -2.02%        -0.57%

SINCE INCEPTION          1.68%           1.62%             1.40%         1.22%
(04/21/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

90


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Retailing Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.75%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.85%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      RETAILING FUND              1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $194       $601       $1,032     $2,233

                                                                   PROSPECTUS 91


TECHNOLOGY FUND (RYTAX)

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

92


PERFORMANCE

The bar chart and table show the performance of the Technology Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TECHNOLOGY FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         80.13         -39.06         -29.45         -40.30         56.74
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -0.18%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 39.30% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.36% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           56.74%          56.74%            36.88%        28.68%

PAST FIVE YEARS         -6.24%          -6.24%            -5.19%        -0.57%

SINCE INCEPTION          0.34%           0.34%             0.29%         1.74%
(04/29/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 93


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Technology Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.76%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      TECHNOLOGY FUND             1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $195       $604       $1,038     $2,244

94


TELECOMMUNICATIONS FUND (RYMAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

                                                                   PROSPECTUS 95


PERFORMANCE

The bar chart and table show the performance of the Telecommunications Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TELECOMMUNICATIONS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         57.93         -39.74         -46.98         -43.13         31.36
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 6.01%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.91% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -32.94% (QUARTER ENDED MARCH 31, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           31.36%          31.19%            20.38%        28.68%

PAST FIVE YEARS        -17.73%         -17.78%           -14.02%        -0.57%

SINCE INCEPTION        -12.49%         -12.53%           -10.05          1.51%
(04/01/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

96


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Telecommunications Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.77%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.87%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      TELECOMMUNICATIONS FUND     1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $196       $607       $1,043     $2,254

                                                                   PROSPECTUS 97


TRANSPORTATION FUND (RYPAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

98


PERFORMANCE

The bar chart and table show the performance of the Transportation Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TRANSPORTATION FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

        -18.83          -1.84          -4.23         -13.40         18.49
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 4.88%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.53% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -19.98% (QUARTER ENDED SEPTEMBER 30, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           18.49%          18.49%            12.02%        28.68%

PAST FIVE YEARS         -4.77%          -4.77%            -3.99%        -0.57%

SINCE INCEPTION         -6.74%          -6.74%            -5.58%         1.34%
(06/09/98)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                   PROSPECTUS 99


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Transportation Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.73%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.83%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      TRANSPORTATION FUND         1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $192       $594       $1,022     $2,211

100


UTILITIES FUND (RYUAX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

                                                                  PROSPECTUS 101


PERFORMANCE

The bar chart and table show the performance of the Utilities Fund Advisor Class both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

UTILITIES FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                      -24.71          -32.84          24.62
--------------------------------------------------------------------------------
                       2001            2002           2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 2.98%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.24% (QUARTER ENDED JUNE 30, 2003 AND THE LOWEST RETURN FOR A QUARTER WAS -23.25% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES                                   FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           24.62%          22.42%            15.91%        28.68%

SINCE INCEPTION         -7.42%          -8.71%            -6.93%        -6.39%
(04/03/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

102


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Utilities Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.85%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.74%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.84%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      UTILITIES FUND              1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $193       $598       $1,027     $2,222

                                                                  PROSPECTUS 103


U.S. GOVERNMENT MONEY MARKET FUND (RYDXX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to a number of risks that will affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

104


PERFORMANCE

The bar chart and table show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. Periods prior to April 1, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         3.73           4.92           2.83           0.38          0.01
--------------------------------------------------------------------------------
         1999           2000           2001           2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.00%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.32% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS 0.04% (QUARTER ENDED DECEMBER 31, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

ADVISOR CLASS SHARES
                                                90 DAY
                                               TREASURY
                            FUND RETURN        COMPOSITE
                            BEFORE TAXES       INDEX(2)
--------------------------------------------------------------------------------
PAST 1 YEAR                    0.01%             1.14%

PAST 5 YEARS                   2.36%             3.67%

PAST 10 YEARS                  2.60%             4.09%
(12/03/93)(3)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 1998.

YIELD

Call 800.820.0888 for the Fund's current yield.

                                                                  PROSPECTUS 105


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the U.S. Government Money Market Fund.

      SHAREHOLDER FEES* ..........................................   NONE
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ............................................   0.50%
      DISTRIBUTION (12b-1) FEES ..................................   0.25%
      OTHER EXPENSES .............................................   0.63%
      TOTAL ANNUAL FUND OPERATING EXPENSES .......................   1.38%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      U.S. GOVERNMENT MONEY
      MARKET FUND                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
      --------------------------------------------------------------------------
      ADVISOR CLASS                $145       $450       $778       $1,704

106


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK


The Nova, Ursa, OTC, Arktos, U.S. Government Bond, Juno, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Inverse Mid-Cap, Small-Cap Value, Small-Cap Growth, and Inverse Small-Cap Funds seek to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe, and Large-Cap Japan Funds seek to provide investment results that CORRELATE to the performance of a specific benchmark over time.


The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK

NOVA FUND                    150% OF THE PERFORMANCE OF THE S&P 500(R)INDEX

URSA FUND                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                             500(R) INDEX

OTC FUND                     NASDAQ 100 INDEX(R)

ARKTOS FUND                  INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ
                             100 INDEX(R)

MEDIUS FUND                  S&P MIDCAP 400(R)INDEX

MEKROS FUND                  RUSSELL 2000 INDEX(R)

U.S. GOVERNMENT BOND FUND    120% OF THE PRICE MOVEMENT OF THE LONG TREASURY
                             BOND

JUNO FUND                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG
                             TREASURY BOND

LARGE-CAP EUROPE FUND        DOW JONES STOXX 50 INDEX(SM)

LARGE-CAP JAPAN FUND         TOPIX 100 INDEX


LARGE-CAP VALUE FUND         S&P 500/BARRA VALUE INDEX

LARGE-CAP GROWTH FUND        S&P 500/BARRA GROWTH INDEX

MID-CAP VALUE FUND           S&P MIDCAP 400/BARRA VALUE INDEX

MID-CAP GROWTH FUND          S&P MIDCAP 400/BARRA GROWTH INDEX

INVERSE MID-CAP FUND         INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                             MIDCAP 400 INDEX

SMALL-CAP VALUE FUND         S&P SMALLCAP 600/BARRA VALUE INDEX

SMALL-CAP GROWTH FUND        S&P SMALLCAP 600/BARRA GROWTH INDEX

INVERSE SMALL-CAP FUND       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                             RUSSELL 2000 INDEX


A BRIEF GUIDE TO THE BENCHMARKS

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

                                                                  PROSPECTUS 107


THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) included companies with capitalizations between $7 million and $2.0 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

DOW JONES STOXX 50 INDEX(SM). The Dow Jones Stoxx 50 Index(SM) is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2003, the Dow Jones Stoxx 50 Index(SM) included companies with capitalizations between $18 billion and $179.0 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2003, the Topix 100 Index included companies with capitalizations between $5 billion and $122.0 billion.


S&P 500/BARRA VALUE INDEX. The S&P 500/Barra Value Index measures the performance of the companies included in the S&P 500 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $902 million and $271.0 billion.

S&P 500/BARRA GROWTH INDEX. The S&P 500/Barra Growth Index measures the performance of the companies included in the S&P 500 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $1.02 billion and $311.1 billion.

S&P MIDCAP 400/BARRA VALUE INDEX. The S&P MidCap 400/Barra Value Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $336 million and $11.8 billion.

108


S&P MIDCAP 400/BARRA GROWTH INDEX. The S&P MidCap 400/Barra Growth Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $507 million and $11.8 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a capitalization-weighted index of 400 mid cap stocks chosen by S&P for market size, liquidity and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

S&P SMALLCAP 600/BARRA VALUE INDEX. The S&P SmallCap 600/Barra Value Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $64 million and $2.5 billion.

S&P SMALLCAP 600/BARRA GROWTH INDEX. The S&P SmallCap 600/Barra Growth Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $129 million and $4.9 billion.


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

      Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.


Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 109


ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Six of the Benchmark Funds, the Nova, Medius, Mekros, U.S. Government Bond, Large-Cap Europe, and Large-Cap Japan Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, Inverse Mid-Cap, Inverse Small-Cap and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE


As discussed in their respective "Fund Information" sections, the Nova, Ursa, Arktos, and Juno Funds pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." The predecessor Nova Fund contributed all of its assets and liabilities to the Nova Master Fund on July 31, 2001, and the predecessor Ursa, Arktos, and Juno Funds contributed all of their assets and liabilities to the Ursa Master, Arktos Master and Juno Master Funds on April 3, 2000 respectively, for an interest in their respective Master Funds. In addition, each of the other Funds reserves the right to pursue its investment objective through a master-feeder arrangement.

110


Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. In addition, the Advisor may discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND, AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the

                                                                  PROSPECTUS 111


securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the Nasdaq 100 Index(R)-- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

FIXED INCOME RISK (U.S. GOVERNMENT BOND AND JUNO FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from

112


achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

                                                                  PROSPECTUS 113


FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

114


      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


SHORT SALES RISK (URSA, ARKTOS, JUNO, INVERSE MID-CAP AND INVERSE SMALL-CAP FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.


SMALL AND MEDIUM ISSUER RISK (MEDIUS, MEKROS, MID-CAP VALUE, MID-CAP GROWTH, SMALL-CAP VALUE, SMALL-CAP GROWTH AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                  PROSPECTUS 115


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

H-Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial professionals.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions -- buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or for more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for Advisor Class and H-Class Shares are:

o $25,000 self-directed accounts (INCLUDING RETIREMENT ACCOUNTS)

o $15,000 for accounts managed by a registered investment advisor

For new IRA accounts to meet Advisor Class or H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex.

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

116


TRANSACTION INFORMATION
--------------------------------------------------------------------------------

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus and Veterans' Day.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign markets or exchanges were open.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees. More information about the valuation of the Funds' holdings and the amortized cost method can be found in the Statement of Additional Information.
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 117


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

      FUND                                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
      ALL BENCHMARK FUNDS                               3:45 p.m.*
      ALL SECTOR FUNDS                                  3:30 p.m.*
      U.S. GOVERNMENT MONEY MARKET FUND                 3:30 p.m.**

* FOR INTERNET TRANSACTIONS IN THE BENCHMARK FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME. FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXINVESTMENTS.COM.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER OR EXCHANGE REQUEST BY 3:30 P.M., EASTERN TIME. FOR SAME DAY REDEMPTION PROCEEDS FROM THE US GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR REDEMPTION ORDER BY 1:00 P.M. EASTERN TIME. DIVIDENDS WILL NOT BE PAID FOR THE DATE OF THE SAME DAY REDEMPTION.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

118


BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

The Funds offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------
            INITIAL PURCHASE                       SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Complete the account application that    Complete the Rydex investment slip
corresponds to the type of account you   included with your quarterly statement
are opening.                             or send written purchase instructions
                                         that include:
o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.            o YOUR NAME

o MAKE SURE YOUR INVESTMENT MEETS THE    o YOUR SHAREHOLDER ACCOUNT NUMBER
ACCOUNT MINIMUM.
                                         o WHICH RYDEX FUND(S) YOU WANT TO
                                         PURCHASE.
--------------------------------------------------------------------------------
Make Your Check Payable to RYDEX FUNDS.
--------------------------------------------------------------------------------
Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
Include the name of the Rydex Fund(s) you want to purchase on your check.

             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
            PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
                       U.S. GOVERNMENT MONEY MARKET FUND.

--------------------------------------------------------------------------------
      Mail Your Application and               Mail your written purchase
              Check To:                       instructions and check to:

--------------------------------------------------------------------------------
MAILING ADDRESS:

Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------
BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 119


--------------------------------------------------------------------------------
            INITIAL PURCHASE                          SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Obtain an account number by completing      Be sure to designate in your wire
the account application that corresponds    instructions which Rydex Fund(s) you
to the type of account you are opening.     want to purchase.
Then, fax or mail it to Rydex.

o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.

o MAKE SURE YOUR INVESTMENT MEETS THE
ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

             IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE
                  INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE
                     PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
             PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
                       U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------
BY INTERNET (ACH)

Follow the directions on the Rydex Web site -- www.rydexinvestments.com
--------------------------------------------------------------------------------
BY WIRE

RYDEX FAX NUMBER: 301.296.5103

RYDEX SHAREHOLDER SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------

120


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
                   Rydex Funds
    MAIL           Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------
                   301.296.5103
                   If you send your redemption order by fax, you should call
     FAX           Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
  TELEPHONE        800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 121


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

122


REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the Money Market Fund by writing checks for $500 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the check-writing privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of Advisor Class Shares of any Fund for Advisor Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

                                                                  PROSPECTUS 123


EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
                  Rydex Funds
    MAIL          Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------
                  301.296.5103
                  If you send your exchange request by fax, you should call
     FAX          Rydex shareholder services at 800.820.0888 to verify that your fax was received.
--------------------------------------------------------------------------------
  TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
  INTERNET        www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of H-Class shares of any Fund for H-Class shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow unlimited trading. If you are contemplating an exchange for shares of shares of any Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

124


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------


SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

                                                                  PROSPECTUS 125


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o     $15 for wire transfers of redemption proceeds under $5,000

o     $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o     $25 for bounced draft checks or ACH transactions

o     $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

126


DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

H-CLASS SHARES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to the Distributor and other Service Providers. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and U.S. Government Bond Funds, which declare dividends daily and pay them monthly or upon redemption and the Real Estate and Utilities Funds, which may declare and pay dividends quarterly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

                                                                  PROSPECTUS 127


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

128


STATE TAX CONSIDERATIONS


A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

TAX CONSIDERATIONS RELATED TO THE REAL ESTATE FUND

It is possible that a significant portion of the dividends paid by REITs may represent a "return of capital." Consequently, a portion of the Real Estate Fund's distributions may also represent a return of capital. Returns of capital distributions are not taxable to you, but you must deduct them from the cost basis of your investment in the Fund. Returns of capital are listed as "nontaxable distributions" on Form 1099-DIV.

It is possible that one or more of the Fund's REIT investments may not indicate what portion of their dividends represent return of capital in time for the Fund to meet its January 31 deadline for sending 1099-DIV forms to investors. In this event, to ensure that you receive accurate and complete tax information, we will send your 1099-DIV for the Fund in February (subject to IRS approval).


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA* ............................................................     0.75%
URSA* ............................................................     0.90%
OTC ..............................................................     0.75%
ARKTOS* ..........................................................     0.90%
MEDIUS ...........................................................     0.90%
MEKROS ...........................................................     0.90%
U.S. GOVERNMENT BOND .............................................     0.50%
JUNO* ............................................................     0.90%
LARGE-CAP EUROPE .................................................     0.90%
LARGE-CAP JAPAN ..................................................     0.90%
LARGE-CAP VALUE ..................................................     0.75%
LARGE-CAP GROWTH .................................................     0.75%
MID-CAP VALUE ....................................................     0.75%
MID-CAP GROWTH ...................................................     0.75%
INVERSE MID-CAP ..................................................     0.90%
SMALL-CAP VALUE ..................................................     0.75%
SMALL-CAP GROWTH .................................................     0.75%
INVERSE SMALL-CAP ................................................     0.90%
SECTOR FUNDS (EXCEPT PRECIOUS METALS) ............................     0.85%
PRECIOUS METALS ..................................................     0.75%
U.S. GOVERNMENT MONEY MARKET .....................................     0.50%

* THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

                                                                  PROSPECTUS 129


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

130


FINANCIAL HIGHLIGHTS
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of Advisor Class Shares or H-Class Shares, as appropriate. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Share of the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2003, and all years prior, has been audited by Deloitte & Touche LLP. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the SAI.

NOVA FUND                                   YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  15.17        $  25.11        $  26.52        $  41.63      $  34.78
------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+               (.05)           (.03)           (.01)            .16           .31

  Net Realized and Unrealized Gains
  (Losses) on Securities                      8.30           (9.91)          (1.27)         (15.27)         6.55
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             8.25           (9.94)          (1.28)         (15.11)         6.86
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                         --              --            (.13)             --          (.01)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
  Net Asset Value                             8.25           (9.94)          (1.41)         (15.11)         6.85
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF  YEAR             $  23.42        $  15.17        $  25.11        $  26.52      $  41.63
==================================================================================================================

TOTAL INVESTMENT RETURN                      54.42%         (39.59)%         (4.87)%        (36.30)%       19.74%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.74%++         1.77%++         1.55%++         1.87%         1.71%

  Net Expenses                                1.74%++         1.77%++         1.55%++         1.87%         1.70%

  Net Investment Income (Loss)               (0.24)%         (0.17)%         (0.02)%          0.45%         0.87%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                     540%            603%            401%            117%          311%

  Net Assets, End of  Year
  (000's omitted)                         $ 46,405        $ 27,130        $ 59,375        $ 38,184      $113,248
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                  PROSPECTUS 131


URSA FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  12.70        $  10.22        $  10.26        $   7.61      $   8.62
------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+               (.09)           (.06)            .09             .43           .30

  Net Realized and Unrealized Gains
  (Losses) on Securities                     (3.34)           2.61            (.09)           2.28         (1.25)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations            (3.43)           2.55              --            2.71          (.95)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                         --            (.07)           (.04)           (.06)         (.06)
------------------------------------------------------------------------------------------------------------------
  Net Realized Capital Gains                  (.40)             --              --              --            --
  Net Increase (Decrease) in
  Net Asset Value                            (3.83)           2.48            (.04)           2.65         (1.01)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF  YEAR             $   8.87        $  12.70        $  10.22        $  10.26      $   7.61
==================================================================================================================

TOTAL INVESTMENT RETURN                     (27.19)%         24.95%           0.02%          35.70%       (11.03)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.87%++         1.89%++         1.85%++         1.86%++       1.84%

  Net Expenses                                1.87%++         1.89%++         1.85%++         1.86%++       1.83%

  Net Investment Income (Loss)               (0.86)%         (0.45)%          0.87%           4.92%         3.51%

SUPPLEMENTARY DATA:

  Net Assets, End of  Year
  (000's omitted)                         $ 45,073        $ 39,686        $  7,036        $  2,860      $  4,553
------------------------------------------------------------------------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

132


FINANCIAL HIGHLIGHTS
OTC FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   6.85        $   9.97        $  11.04        $  32.16      $  15.86
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.13)           (.11)           (.16)           (.35)         (.33)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      2.74           (3.01)           (.91)         (20.60)        16.78
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             2.61           (3.12)          (1.07)         (20.95)        16.45
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Realized Capital Gains                    --              --              --            (.17)         (.15)

  Net Increase (Decrease) in
  Net Asset Value                             2.61           (3.12)          (1.07)         (21.12)        16.30
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF  YEAR             $   9.46        $   6.85        $   9.97        $  11.04      $  32.16
==================================================================================================================

TOTAL INVESTMENT RETURN                      38.10%         (31.29)%         (9.69)%        (65.40)%      104.26%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.71%           1.76%           1.60%           1.67%         1.62%

  Net Expenses                                1.71%           1.76%           1.60%           1.66%         1.61%

  Net Investment Loss                        (1.47)%         (1.56)%         (1.47)%         (1.50)%       (1.47)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                     139%            180%            109%            228%          385%

  Net Assets, End of Year
  (000's Omitted)                         $ 57,535        $ 43,839        $ 20,837        $ 36,836      $113,948
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.

                                                                  PROSPECTUS 131


ARKTOS FUND
--------------------------------------------------------------------------------

                                                                             PERIOD
                                                                              ENDED
                                                                            MARCH 31,
ADVISOR CLASS                                                                 2004*
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  29.97
---------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                               (.16)

  Net Realized and Unrealized Gains (Losses) on Securities                   (4.21)
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations       (4.37)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                                         --
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                                 (4.37)
---------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  25.60
=======================================================================================

TOTAL INVESTMENT RETURN                                                     (14.58)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.90%**++

  Net Expenses                                                                1.90%**++

  Net Investment Income (Loss)                                               (0.97)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                    --

  Net Assets, End of Period (000's omitted)                               $ 17,975
---------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

134


FINANCIAL HIGHLIGHTS
MEDIUS FUND
--------------------------------------------------------------------------------

                                                   YEAR           YEAR            PERIOD
                                                   ENDED          ENDED            ENDED
                                                 MARCH 31,      MARCH 31,        MARCH 31,
H-CLASS                                            2004           2003             2002*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD             $  16.04       $  26.08       $  25.00
-------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                      (.14)          (.07)          (.03)

  Net Realized and Unrealized Gains
  (Losses) on Securities                            12.40          (9.86)          1.11
-------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                         12.26          (9.93)          1.08
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                --           (.11)            --

  Net Realized Capital Gains                           --             --             --
-------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value        12.26         (10.04)          1.08
-------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                   $  28.30       $  16.04       $  26.08
===========================================================================================

TOTAL INVESTMENT RETURN                             76.43%        (38.11)%         4.32%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     1.66%          1.69%          1.71%**

  Net Expenses                                       1.66%          1.69%          1.71%**

  Net Investment Income (Loss)                      (0.56)%        (0.32)%        (0.19)%**

SUPPLEMENTAL DATA:

  Portfolio Turnover Rate***                        1,239%         2,322%           893%

  Net Assets, End of Period (000's Omitted)      $ 68,193       $ 14,634       $116,176
-------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001--MEDIUS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 135


MEKROS FUND
--------------------------------------------------------------------------------

                                                   YEAR           YEAR           YEAR          PERIOD
                                                   ENDED          ENDED          ENDED          ENDED
                                                 MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
H-CLASS                                            2004           2003           2002           2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD             $  12.94       $  22.61       $  19.99      $  25.00
--------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                      (.14)          (.03)           .16           .42

  Net Realized and Unrealized Gains
  (Losses) on Securities                            13.42          (9.60)          2.46         (5.43)
--------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                         13.28          (9.63)          2.62         (5.01)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                --             --             --            --

  Net Realized Capital Gains                           --           (.04)            --            --
--------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value        13.28          (9.67)          2.62         (5.01)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                   $  26.22       $  12.94       $  22.61      $  19.99
========================================================================================================

TOTAL INVESTMENT RETURN                            102.63%        (42.63)%        13.11%       (20.04)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     1.66%          1.69%          1.61%         1.74%**

  Net Expenses                                       1.66%          1.69%          1.61%         1.73%**

  Net Investment Income (Loss)                      (0.62)%        (0.20)%         0.74%         4.24%**

SUPPLEMENTAL DATA:

  Portfolio Turnover Rate***                          965%           746%           714%           --

  Net Assets, End of Period (000's omitted)      $174,320       $ 32,101       $120,045      $ 36,704
--------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 1, 2000--MEKROS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

136


FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
ADVISOR CLASS                                                                2004*
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  10.00
-------------------------------------------------------------------------------------
Net Investment Income (Loss)+                                                  .23

  Net Realized and Unrealized Gains (Losses) on Securities                    1.04
-------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations        1.27
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                                       (.23)
-------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                                  1.04
-------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  11.04
=====================================================================================

TOTAL INVESTMENT RETURN                                                      12.84%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.45%**

  Net Expenses                                                                1.45%**

  Net Investment Income (Loss)                                                3.21%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                 1,143%

  Net Assets, End of Period (000's omitted)                               $ 46,690
-------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                                                                  PROSPECTUS 137


JUNO FUND
--------------------------------------------------------------------------------

                                                                             PERIOD
                                                                              ENDED
                                                                            MARCH 31,
ADVISOR CLASS                                                                 2004*
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                      $  22.41
---------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                               (.13)

  Net Realized and Unrealized Gains (Losses) on Securities                   (2.57)
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations       (2.70)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                                         --
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                                 (2.70)
---------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  19.71
=======================================================================================

TOTAL INVESTMENT RETURN                                                     (12.05)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.86%**++

  Net Expenses                                                                1.86%**++

  Net Investment Income (Loss)                                               (0.93)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   187%

  Net Assets, End of Period (000's omitted)                               $ 52,298
---------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

138


FINANCIAL HIGHLIGHTS
LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                   YEAR           YEAR           YEAR          PERIOD
                                                   ENDED          ENDED          ENDED          ENDED
                                                 MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
H-CLASS                                            2004           2003           2002           2001*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD             $   9.88       $  15.30       $  17.72      $  25.00
--------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                     (1.65)          (.02)           .19           .83

  Net Realized and Unrealized Gains
  (Losses) on Securities                             7.46          (5.40)         (2.61)        (8.11)
--------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          5.81          (5.42)         (2.42)        (7.28)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Realized Capital Gains                         (.71)            --             --            --
--------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value         5.10          (5.42)         (2.42)        (7.28)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                   $  14.98       $   9.88       $  15.30      $  17.72
========================================================================================================

TOTAL INVESTMENT RETURN                             58.72%        (35.42)%       (13.66)%      (29.12)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     1.73%          1.68%          1.76%         2.06%**

  Net Expenses                                       1.73%          1.68%          1.76%         2.06%**

  Net Investment Income (Loss)                     (11.25)%        (0.13)%         1.18%         4.03%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                           --             --             --           350%

  Net Assets, End of Period (000's omitted)      $ 35,914       $  4,698       $  9,697      $  9,977
--------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 139


LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                   YEAR           YEAR           YEAR          PERIOD
                                                   ENDED          ENDED          ENDED          ENDED
                                                 MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
H-CLASS                                            2004          2003++         2002++         2001*++
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD             $  19.05       $  27.27       $  39.12      $  75.00
--------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                      (.40)          (.03)           .48          2.07

  Net Realized and Unrealized Gains
  (Losses) on Securities                            16.19          (8.19)        (12.33)       (37.95)
--------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                         15.79          (8.22)        (11.85)       (35.88)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Realized Capital Gains                         (.24)            --             --            --
--------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value        15.55          (8.22)        (11.85)       (35.88)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                   $  34.60       $  19.05       $  27.27      $  39.12
========================================================================================================

TOTAL INVESTMENT RETURN                             83.07%        (30.14)%       (30.29)%      (47.84)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     1.66%          1.69%          1.84%         1.77%**

  Net Expenses                                       1.66%          1.69%          1.84%         1.77%**

  Net Investment Income (Loss)                      (1.46)%        (0.06)%         1.44%         4.17%**

SUPPLEMENTARY DATA:

Portfolio Turnover Rate***                             --             --             --           699%

  Net Assets, End of Period (000's omitted)      $177,760       $  2,683       $ 23,873      $ 14,606
--------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

140


FINANCIAL HIGHLIGHTS
LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  25.00
-------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                                .01

  Net Realized and Unrealized Gains (Losses) on Securities                    (.14)
-------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations        (.13)
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                  (.13)
-------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  24.87
=====================================================================================

TOTAL INVESTMENT RETURN                                                      (0.52)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.41%**

  Net Expenses                                                                1.41%**

  Net Investment Income (Loss)                                                0.34%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   202%

  Net Assets, End of Period (000's omitted)                               $  8,094
-------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 141


LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $ 25.00
-------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                                --

  Net Realized and Unrealized Gains (Losses) On Securities                   (.82)
-------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations       (.82)
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                                  --

  Net Increase (Decrease) in Net Asset Value                                 (.82)
-------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $ 24.18
=====================================================================================

TOTAL INVESTMENT RETURN                                                     (3.28)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                             1.41%**

  Net Expenses                                                               1.41%**

  Net Investment Income (Loss)                                              (0.16)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                  296%

  Net Assets, End of Period (000's omitted)                               $   793
-------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

142


FINANCIAL HIGHLIGHTS
MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  25.00
-------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                                .01

  Net Realized and Unrealized Gains (Losses) on Securities                     .12
-------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations         .13
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                   .13
-------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  25.13
=====================================================================================

TOTAL INVESTMENT RETURN                                                       0.52%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.41%**

  Net Expenses                                                                1.41%**

  Net Investment Income (Loss)                                                0.19%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   172%

  Net Assets, End of Period (000's omitted)                               $ 18,064
-------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 143


MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $ 25.00
-------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                              (.02)

  Net Realized and Unrealized Gains (Losses) on Securities                    .19
-------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations        .17
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                                  --

  Net Increase (Decrease) in Net Asset Value                                  .17
-------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $ 25.17
=====================================================================================

TOTAL INVESTMENT RETURN                                                      0.68%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                             1.41%**

  Net Expenses                                                               1.41%**

  Net Investment Income (Loss)                                              (0.75)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                  356%

  Net Assets, End of Period (000's omitted)                               $   625
-------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

144


FINANCIAL HIGHLIGHTS
INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $ 50.00
-------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                              (.05)

  Net Realized and Unrealized Gains (Losses) on Securities                   (.94)
-------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations       (.99)
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                                  --

  Net Increase (Decrease) in Net Asset Value                                 (.99)
-------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $ 49.01
=====================================================================================

TOTAL INVESTMENT RETURN                                                     (1.98)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                             1.54%**

  Net Expenses                                                               1.54%**

  Net Investment Income (Loss)                                              (0.74)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   --

  Net Assets, End of Period (000's omitted)                               $ 2,678
-------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 145


SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  25.00
--------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                               (.01)

  Net Realized and Unrealized Gains
  (Losses) on Securities                                                       .63
--------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                                    .62
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                   .62
--------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  25.62
======================================================================================

TOTAL INVESTMENT RETURN                                                       2.48%

RATIOS TO AVERAGE NET ASSETS:

Gross Expenses                                                                1.41%**

  Net Expenses                                                                1.41%**

  Net Investment Income (Loss)                                               (0.21)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   177%

  Net Assets, End of Period (000's omitted)                               $ 19,900
--------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

146


FINANCIAL HIGHLIGHTS
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  25.00
--------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                               (.02)

  Net Realized and Unrealized Gains (Losses) on Securities                     .36
--------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations         .34
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                   .34
--------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  25.34
======================================================================================

TOTAL INVESTMENT RETURN                                                       1.36%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.41%**

  Net Expenses                                                                1.41%**

  Net Investment Income (Loss)                                               (0.85)%**

Supplementary Data:

  Portfolio Turnover Rate***                                                   117%

  Net Assets, End of Period (000's omitted)                               $  2,544
--------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 147


INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  50.00
--------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                               (.04)

  Net Realized and Unrealized Gains (Losses) on Securities                   (1.16)
--------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations       (1.20)
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                 (1.20)
--------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  48.80
======================================================================================

TOTAL INVESTMENT RETURN                                                      (2.40)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.54%**

  Net Expenses                                                                1.54%**

  Net Investment Income (Loss)                                               (0.72)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                    --

  Net Assets, End of Period (000's Omitted)                               $  5,054
--------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

148


FINANCIAL HIGHLIGHTS
BANKING FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   7.06        $   8.41        $   8.13        $   7.24      $   8.74
------------------------------------------------------------------------------------------------------------------
  Net Investment Income+                       .09             .07             .08             .13           .01

  Net Realized and Unrealized Gains
  (Losses) on Securities                      2.78           (1.21)            .49             .76         (1.51)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             2.87           (1.14)            .57             .89         (1.50)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                       (.08)           (.21)           (.29)             --            --

  Net Increase (Decrease)
  in Net Asset Value                          2.79           (1.35)            .28             .89         (1.50)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $   9.85        $   7.06        $   8.41        $   8.13      $   7.24
==================================================================================================================

TOTAL INVESTMENT RETURN                      40.67%         (13.73)%          7.44%          12.29%       (17.16)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.86%           1.89%           1.91%           1.73%         2.06%

  Net Expenses                                1.86%           1.89%           1.91%           1.73%         2.05%

  Net Investment Income                       1.04%           0.91%           0.95%           1.68%         0.07%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,435%          1,495%          1,292%          1,394%        3,829%

  Net Assets, End of Year
  (000's omitted)                         $  3,712        $    390        $ 23,281        $ 20,378      $ 17,872
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 149


BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004           2003++          2002++          2001++        2000++
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  16.89        $  23.91        $  20.79        $  23.79      $  23.16
------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                .02            (.06)            .15             .15          (.03)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      8.07           (6.93)           3.24           (3.15)          .66
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             8.09           (6.99)           3.39           (3.00)          .63
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                       (.13)           (.03)           (.27)             --            --

  Net Increase (Decrease) in
  Net Asset Value                             7.96           (7.02)           3.12           (3.00)          .63
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  24.85        $  16.89        $  23.91        $  20.79      $  23.79
==================================================================================================================

TOTAL INVESTMENT RETURN                      47.99%         (29.24)%         16.36%         (12.61)%        2.72%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.87%           1.89%           2.00%           2.08%         2.01%

  Net Expenses                                1.87%           1.89%           2.00%           2.07%         2.00%

  Net Investment Income (Loss)                0.09%          (0.23)%          0.65%           0.71%        (0.10)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,669%          1,943%          1,523%          2,600%        3,641%

  Net Assets, End of Year
  (000's omitted)                         $ 13,483        $  2,419        $ 30,839        $    238      $  5,082
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

150


FINANCIAL HIGHLIGHTS
BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  13.35        $  20.36        $  21.25        $  28.46      $  12.66
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.32)           (.25)           (.40)           (.49)         (.44)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      6.83           (6.76)           (.49)          (6.72)        16.28
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             6.51           (7.01)           (.89)          (7.21)        15.84
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Realized Capital Gain                     --              --              --              --          (.04)

  Net Increase (Decrease) in
  Net Asset Value                             6.51           (7.01)           (.89)          (7.21)        15.80
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  19.86        $  13.35        $  20.36        $  21.25      $  28.46
==================================================================================================================

TOTAL INVESTMENT RETURN                      48.76%         (34.43)%         (4.19)%        (25.33)%      125.34%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.84%           1.88%           1.72%           1.74%         1.93%

  Net Expenses                                1.84%           1.88%           1.72%           1.73%         1.92%

  Net Investment Loss                        (1.79)%         (1.82)%         (1.69)%         (1.68)%       (1.96)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                     548%            477%            390%            305%          699%

  Net Assets, End of Year
  (000's omitted)                         $ 12,708        $ 24,280        $ 20,931        $ 25,739      $ 45,757
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 151


CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004           2003++          2002++          2001++        2000++
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF  YEAR       $  20.46        $  24.69        $  21.24        $  22.50      $  29.10
------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+               (.04)           (.03)            .03              --          (.24)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      7.62           (4.08)           3.48           (1.26)        (5.31)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             7.58           (4.11)           3.51           (1.26)        (5.55)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                       (.05)           (.12)           (.06)             --            --

  Net Realized Capital Gain                     --              --              --              --         (1.05)

  Net Increase (Decrease) in
  Net Asset Value                             7.53           (4.23)           3.45           (1.26)        (6.60)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF  YEAR             $  27.99        $  20.46        $  24.69        $  21.24      $  22.50
==================================================================================================================

TOTAL INVESTMENT RETURN                      37.10%         (16.64)%         16.52%          (5.60)%      (19.76)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.86%           1.89%           2.02%           1.85%         2.13%

  Net Expenses                                1.86%           1.89%           2.02%           1.84%         2.13%

  Net Investment Income (Loss)               (0.18)%         (0.09)%          0.18%           0.02%        (1.01)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                     914%          1,205%            890%          1,907%        5,466%

  Net Assets, End of  Year
  (000's omitted)                         $ 13,357        $  3,120        $ 33,201        $ 18,104      $  3,135
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

152


FINANCIAL HIGHLIGHTS
ELECTRONICS FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   7.87        $  16.62        $  16.28        $  39.66      $  13.96
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.21)           (.16)           (.26)           (.58)         (.35)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      5.36           (8.59)            .60          (22.62)        26.05
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             5.15           (8.75)            .34          (23.20)        25.70
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Realized Capital Gain                     --              --              --            (.18)           --

  Net Increase (Decrease) in
  Net Asset Value                             5.15           (8.75)            .34          (23.38)        25.70
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  13.02        $   7.87        $  16.62        $  16.28      $  39.66
==================================================================================================================

TOTAL INVESTMENT RETURN                      65.44%         (52.65)%          2.09%         (58.68)%      184.10%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.85%           1.87%           1.75%           1.87%         1.76%

  Net Expenses                                1.85%           1.87%           1.75%           1.86%         1.75%

  Net Investment Loss                        (1.70)%         (1.72)%         (1.50)%         (1.74)%       (1.51)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,359%          2,413%          1,279%            705%        1,162%

  Net Assets, End of Year
  (000's omitted)                         $  3,341        $  7,389        $  9,528        $  7,325      $ 25,034
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 153


ENERGY FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   8.63        $  11.09        $  11.33        $  10.84      $   9.01
------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+               (.03)             --             .05            (.03)          .15

  Net Realized and Unrealized Gains
  (Losses) on Securities                      3.11           (2.45)           (.19)            .52          1.68
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             3.08           (2.45)           (.14)            .49          1.83
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                       (.03)           (.01)           (.10)             --            --

  Net Increase (Decrease) in
  Net Asset Value                             3.05           (2.46)           (.24)            .49          1.83
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  11.68        $   8.63        $  11.09        $  11.33      $  10.84
==================================================================================================================

TOTAL INVESTMENT RETURN                      35.79%         (22.13)%         (1.14)%          4.52%        20.31%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.92%           1.88%           1.80%           2.11%         2.06%

  Net Expenses                                1.92%           1.88%           1.80%           2.11%         2.05%

  Net Investment Income (Loss)               (0.25)%         (0.03)%          0.42%          (0.26)%        1.45%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                     913%          1,362%          1,502%          1,707%        2,854%

  Net Assets, End of Year
  (000's omitted)                         $  4,895        $  7,039        $  9,621        $  4,269      $  4,432
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

154


FINANCIAL HIGHLIGHTS
ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004           2003++          2002++          2001++        2000++
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  17.01        $  22.08        $  26.97        $  27.69      $  18.03
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.27)           (.24)           (.27)           (.33)         (.33)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      4.44           (4.83)          (4.62)           (.39)         9.99
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             4.17           (5.07)          (4.89)           (.72)         9.66
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                    --              --              --              --            --

  Net Increase (Decrease) in
  Net Asset Value                             4.17           (5.07)          (4.89)           (.72)         9.66
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  21.18        $  17.01        $  22.08        $  26.97      $  27.69
==================================================================================================================

TOTAL INVESTMENT RETURN                      24.51%         (22.96)%        (18.13)%         (2.60)%       53.58%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.87%           1.88%           1.97%           1.74%         2.20%

  Net Expenses                                1.87%           1.88%           1.97%           1.73%         2.20%

  Net Investment Loss                        (1.39)%         (1.26)%         (1.21)%         (1.17)%       (1.49)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,009%            971%            949%            944%        1,794%

  Net Assets, End of Year
  (000's omitted)                         $ 25,302        $  1,961        $ 22,051        $  2,879      $ 34,524
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 155


FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   7.57        $  10.08        $   9.89        $   9.42      $   9.95
------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                .04             .03            (.01)            .01          (.05)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      3.32           (2.52)            .30             .46          (.47)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             3.36           (2.49)            .29             .47          (.52)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                       (.04)           (.02)           (.10)             --            --

  Net Realized Capital Gain                     --              --              --              --          (.01)

  Net Increase (Decrease) in
  Net Asset Value                             3.32           (2.51)            .19             .47          (.53)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  10.89        $   7.57        $  10.08        $   9.89      $   9.42
==================================================================================================================

TOTAL INVESTMENT RETURN                      44.45%         (24.74)%          3.02%           4.99%        (5.19)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.86%           1.88%           2.02%           1.74%         2.29%

  Net Expenses                                1.86%           1.88%           2.02%           1.73%         2.28%

  Net Investment Income (Loss)                0.39%           0.35%          (0.08)%          0.05%        (0.64)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,200%          2,336%          1,110%          1,271%        2,770%

  Net Assets, End of Year
  (000's omitted)                         $ 40,885        $ 15,074        $ 40,968        $ 30,627      $129,760
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

156


FINANCIAL HIGHLIGHTS
HEALTH CARE FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   8.97        $  11.11        $  11.06        $  10.12      $  11.37
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.12)           (.06)           (.09)           (.11)         (.15)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      3.26           (2.08)            .14            1.05         (1.09)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             3.14           (2.14)            .05             .94         (1.24)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Realized Capital Gains                    --              --              --              --          (.01)

  Net Increase (Decrease) in
  Net Asset Value                             3.14           (2.14)            .05             .94         (1.25)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  12.11        $   8.97        $  11.11        $  11.06      $  10.12
==================================================================================================================

TOTAL INVESTMENT RETURN                      35.01%         (19.26)%          0.45%           9.29%       (10.95)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.85%           1.88%           1.85%           2.05%         2.16%

  Net Expenses                                1.85%           1.88%           1.85%           2.04%         2.15%

  Net Investment Loss                        (1.05)%         (0.66)%         (0.81)%         (0.98)%       (1.51)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,204%          1,395%            936%          1,399%        4,850%

  Net Assets, End of Year
  (000's omitted)                         $ 27,102        $ 23,127        $ 29,504        $ 24,444      $  1,741
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 157


INTERNET FUND
--------------------------------------------------------------------------------

                                                   YEAR           YEAR           YEAR          PERIOD
                                                   ENDED          ENDED          ENDED          ENDED
                                                 MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
ADVISOR CLASS                                      2004           2003           2002           2001*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD             $  20.05       $  30.18       $  41.60      $ 200.00
---------------------------------------------------------------------------------------------------------
  Net Investment Loss+                               (.54)          (.40)          (.64)        (2.80)

  Net Realized and Unrealized Gains
  (Losses) on Securities                            15.34          (9.73)        (10.78)      (155.60)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                         14.80         (10.13)        (11.42)      (158.40)
---------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                           --             --             --            --

  Net Increase (Decrease) in Net Asset Value        14.80         (10.13)        (11.42)      (158.40)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                   $  34.85       $  20.05       $  30.18      $  41.60
=========================================================================================================

TOTAL INVESTMENT RETURN                             73.82%        (33.57)%       (27.45)%      (79.20)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     1.86%          1.82%          1.74%         2.09%**

  Net Expenses                                       1.86%          1.82%          1.74%         2.08%**

  Net Investment Loss                               (1.81)%        (1.79)%        (1.68)%       (2.00)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                        1,340%         2,052%         2,186%        1,937%

  Net Assets, End of Period (000's omitted)      $ 12,090       $    717       $    396      $    201
---------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR PERIOD ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

158


FINANCIAL HIGHLIGHTS
LEISURE FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004           2003++          2002++          2001++        2000++
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  17.37        $  23.34        $  24.93        $  32.82      $  33.48
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.23)           (.39)           (.51)           (.51)         (.42)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      9.60           (5.58)          (1.08)          (7.38)          .06
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             9.37           (5.97)          (1.59)          (7.89)         (.36)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Realized Capital Gains                    --              --              --              --          (.30)

  Net Increase (Decrease) in
  Net Asset Value                             9.37           (5.97)          (1.59)          (7.89)         (.66)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  26.74        $  17.37        $  23.34        $  24.93      $  32.82
==================================================================================================================

TOTAL INVESTMENT RETURN                      53.94%         (25.58)%         (6.38)%        (24.04)%       (1.06)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.86%           1.90%           2.26%           2.08%         2.08%

  Net Expenses                                1.86%           1.90%           2.26%           2.07%         2.08%

  Net Investment Loss                        (1.06)%         (1.68)%         (2.05)%         (1.77)%       (1.32)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,870%          3,179%          2,609%          2,756%        5,734%

  Net Assets, End of Year
  (000's omitted)                         $ 39,789        $  3,592        $  9,324        $ 18,299      $ 18,559
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 159


PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
ADVISOR CLASS                                                                2004*
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  31.68
--------------------------------------------------------------------------------------
  Net Investment Loss+                                                        (.18)

  Net Realized and Unrealized Gains on Securities                            12.68
--------------------------------------------------------------------------------------
  Net Increase in Net Asset Value Resulting from Operations                  12.50
--------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS:

  Net Investment Income                                                       (.01)

  Net Increase in Net Asset Value                                            12.49
--------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                            $  44.17
======================================================================================

TOTAL INVESTMENT RETURN                                                      39.46%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.72%**

  Net Expenses                                                                1.72%**

  Net Investment Loss                                                        (0.68)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   550%

  Net Assets, End of Period (000's omitted)                               $  2,112
--------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

160


FINANCIAL HIGHLIGHTS
REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
H-CLASS                                                                      2004*
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                      $  25.00
--------------------------------------------------------------------------------------
  Net Investment Income                                                        .10

  Net Realized and Unrealized Gains on Securities                             1.55
--------------------------------------------------------------------------------------
  Net Increase in Net Asset Value Resulting from Operations                   1.65
--------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                                                    --

NET ASSET VALUE--END OF PERIOD                                            $  26.65
======================================================================================

TOTAL INVESTMENT RETURN                                                       6.60%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              1.61%**

  Net Expenses                                                                1.61%**

  Net Investment Income                                                       3.83%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   102%

  Net Assets, End of Period (000's omitted)                               $ 75,916
--------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--REAL ESTATE FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 161


RETAILING FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   7.85        $  10.94        $  10.17        $  13.18      $  13.50
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.13)           (.12)           (.15)           (.16)         (.33)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      3.77           (2.97)            .92           (2.85)          .12
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             3.64           (3.09)            .77           (3.01)         (.21)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Realized Capital Gains                    --              --              --              --          (.11)

  Net Increase (Decrease) in
  Net Asset Value                             3.64           (3.09)            .77           (3.01)         (.32)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  11.49        $   7.85        $  10.94        $  10.17      $  13.18
==================================================================================================================

TOTAL INVESTMENT RETURN                      46.37%         (28.24)%          7.57%         (22.84)%       (1.52)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.85%           1.88%           1.95%           2.10%         2.10%

  Net Expenses                                1.85%           1.88%           1.95%           2.09%         2.09%

  Net Investment Loss                        (1.25)%         (1.35)%         (1.40)%         (1.49)%       (2.69)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,825%          3,788%          2,030%          3,062%        2,537%

  Net Assets, End of Year
  (000's omitted)                         $ 15,863        $ 14,965        $ 37,690        $ 11,286      $ 91,740
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

162


FINANCIAL HIGHLIGHTS
TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   6.97        $  10.77        $  12.49        $  31.20      $  16.90
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.16)           (.12)           (.20)           (.31)         (.37)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      4.32           (3.68)          (1.52)         (18.40)        14.67
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             4.16           (3.80)          (1.72)         (18.71)        14.30
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                    --              --              --              --            --

  Net Increase (Decrease) in
  Net Asset Value                             4.16           (3.80)          (1.72)         (18.71)        14.30
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  11.13        $   6.97        $  10.77        $  12.49      $  31.20
==================================================================================================================

TOTAL INVESTMENT RETURN                      59.68%         (35.28)%        (13.77)%        (59.97)%       84.62%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.86%           1.88%           1.93%           1.81%         1.89%

  Net Expenses                                1.86%           1.88%           1.93%           1.81%         1.89%

  Net Investment Loss                        (1.58)%         (1.62)%         (1.69)%         (1.48)%       (1.60)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,853%          1,938%          1,017%          2,202%        4,929%

  Net Assets, End of Year
  (000's omitted)                         $ 17,972        $ 16,717        $ 25,769        $ 20,450      $ 32,537
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 163


TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004           2003++          2002++          2001++        2000++
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   9.81        $  14.76        $  23.58        $  60.39      $  38.73
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.08)           (.09)           (.06)           (.54)         (.57)

  Net Realized and Unrealized Gains
  (Losses) on Securities                      5.39           (4.86)          (8.67)         (36.27)        22.26
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             5.31           (4.95)          (8.73)         (36.81)        21.69
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                       (.05)             --              --              --            --

  Net Realized Capital Gains                    --              --            (.09)             --          (.03)

  Net Increase (Decrease) in
  Net Asset Value                             5.26           (4.95)          (8.82)         (36.81)        21.66
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  15.07        $   9.81        $  14.76        $  23.58      $  60.39
==================================================================================================================

TOTAL INVESTMENT RETURN                      54.20%         (33.54)%        (37.16)%        (60.95)%       55.98%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.87%           1.86%           1.87%           1.87%         2.05%

  Net Expenses                                1.87%           1.86%           1.87%           1.86%         2.05%

  Net Investment Loss                        (0.58)%         (0.68)%         (0.29)%         (1.24)%       (1.14)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,506%          2,431%          1,192%          1,273%        1,555%

  Net Assets, End of Year
  (000's omitted)                         $  7,376        $    898        $    931        $ 19,154      $  3,449
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

164


FINANCIAL HIGHLIGHTS
TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004           2003++          2002++          2001++        2000++
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $  14.40        $  19.98        $  18.57        $  18.48      $  23.85
------------------------------------------------------------------------------------------------------------------
  Net Investment Loss+                        (.12)           (.15)           (.21)           (.03)           --

  Net Realized and Unrealized Gains
  (Losses) on Securities                      3.74           (5.43)           1.62             .12         (5.37)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations             3.62           (5.58)           1.41             .09         (5.37)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS                    --              --              --              --            --

  Net Increase (Decrease) in
  Net Asset Value                             3.62           (5.58)           1.41             .09         (5.37)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF YEAR              $  18.02        $  14.40        $  19.98        $  18.57      $  18.48
==================================================================================================================

TOTAL INVESTMENT RETURN                      25.14%         (27.93)%          7.59%           0.49%       (22.52)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.83%           1.92%           2.23%           2.08%         1.34%

  Net Expenses                                1.83%           1.92%           2.23%           2.08%         1.33%

  Net Investment Loss                        (0.73)%         (0.94)%         (1.16)%         (0.16)%       (0.08)%

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate*                   1,624%          2,786%          1,704%          1,293%        1,970%

  Net Assets, End of Year
  (000's omitted)                         $  4,284        $  3,561        $ 23,807        $    233      $ 87,189
------------------------------------------------------------------------------------------------------------------

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2000 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 165


UTILITIES FUND
--------------------------------------------------------------------------------

                                                   YEAR           YEAR           YEAR          PERIOD
                                                   ENDED          ENDED          ENDED          ENDED
                                                 MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
ADVISOR CLASS                                      2004          2003++         2002++         2001*++
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD             $  16.11       $  25.23       $  35.43      $  30.00
---------------------------------------------------------------------------------------------------------
  Net Investment Income+                              .30            .33            .36           .36

  Net Realized and Unrealized Gains
  (Losses) on Securities                             4.66          (8.91)         (9.00)         5.07
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          4.96          (8.58)         (8.64)         5.43
---------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                              (.97)          (.54)         (1.56)           --

  Net Increase (Decrease) in Net Asset Value         3.99          (9.12)        (10.20)         5.43
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                   $  20.10       $  16.11       $  25.23      $  35.43
=========================================================================================================

TOTAL INVESTMENT RETURN                             31.39%        (34.07)%       (24.47)%       18.10%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     1.84%          1.89%          1.85%         2.09%**

  Net Expenses                                       1.84%          1.89%          1.85%         2.08%**

  Net Investment Income                              1.91%          1.74%          1.15%         1.03%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                        1,609%         3,158%         2,418%        1,591%

  Net Assets, End of Period (000's omitted)      $  1,072       $  2,239       $  6,053      $ 14,360
---------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

166


U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                            YEAR            YEAR            YEAR            YEAR          YEAR
                                            ENDED           ENDED           ENDED           ENDED         ENDED
                                          MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,     MARCH 31,
ADVISOR CLASS                               2004            2003            2002            2001          2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF YEAR        $   1.00        $   1.00        $   1.00        $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------
  Net Investment Income+                        --@@            --@            .02             .05           .04

  Net Increase in Net Asset Value
  Resulting from Operations                     --              --             .02             .05           .04
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                        (--)@@          (--)@          (.02)           (.05)         (.04)
------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Asset Value               --              --              --              --            --
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF  YEAR             $   1.00        $   1.00        $   1.00        $   1.00      $   1.00
==================================================================================================================

TOTAL INVESTMENT RETURN                       0.01%           0.27%           1.84%           4.99%         3.94%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                              1.38%           1.41%           1.32%           1.34%         1.41%

  Net Expenses                                1.08%           1.37%           1.32%           1.34%         1.40%

  Net Investment Income                       0.01%           0.32%           1.87%           4.87%         3.85%

SUPPLEMENTARY DATA:

  Net Assets, End of  Year
  (000's omitted)                         $249,599        $187,513        $371,356        $451,796      $212,181
------------------------------------------------------------------------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

@     LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003

@@    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00005

                                                                  PROSPECTUS 167


BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S, NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY, INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.


"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD&POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.


DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTED WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

      [LOGO]RydexInvestments
Essential for modern markets(TM)

--------------------------------------------------------------------------------


THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------


                                                                      PROSPECTUS
                                                                  C-CLASS SHARES



                                                                  AUGUST 1, 2004


BENCHMARK FUNDS                                SECTOR FUNDS

NOVA                                           BANKING
URSA                                           BASIC MATERIALS
OTC                                            BIOTECHNOLOGY
ARKTOS                                         CONSUMER PRODUCTS
MEDIUS                                         ELECTRONICS
MEKROS                                         ENERGY
U.S. GOVERNMENT BOND                           ENERGY SERVICES
JUNO                                           FINANCIAL SERVICES
LARGE-CAP EUROPE                               HEALTH CARE
LARGE-CAP JAPAN                                INTERNET
LARGE-CAP VALUE                                LEISURE
LARGE-CAP GROWTH                               PRECIOUS METALS
MID-CAP VALUE                                  REAL ESTATE
MID-CAP GROWTH                                 RETAILING
INVERSE MID-CAP                                TECHNOLOGY
SMALL-CAP VALUE                                TELECOMMUNICATIONS
SMALL-CAP GROWTH                               TRANSPORTATION
INVERSE SMALL-CAP                              UTILITIES

MONEY MARKET FUND



U.S. GOVERNMENT MONEY MARKET
      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                          [LOGO]RydexInvestments
                                                Essential for modern markets(TM)

RSEC-1-0804
X0705

TABLE OF CONTENTS
--------------------------------------------------------------------------------


BENCHMARK FUNDS
Common Risk/Return Information                                                 2
Nova Fund                                                                      3
Ursa Fund                                                                      6
OTC Fund                                                                       9
Arktos Fund                                                                   12
Medius Fund                                                                   15
Mekros Fund                                                                   18
U.S. Government Bond Fund                                                     21
Juno Fund                                                                     24
Large-Cap Europe Fund                                                         27
Large-Cap Japan Fund                                                          30
Large-Cap Value Fund                                                          34
Large-Cap Growth Fund                                                         36
Mid-Cap Value Fund                                                            38
Mid-Cap Growth Fund                                                           40
Inverse Mid-Cap Fund                                                          42
Small-Cap Value Fund                                                          44
Small-Cap Growth Fund                                                         46
Inverse Small-Cap Fund                                                        48

SECTOR FUNDS
Common Risk/Return Information                                                50
Banking Fund                                                                  52
Basic Materials Fund                                                          55
Biotechnology Fund                                                            58
Consumer Products Fund                                                        61
Electronics Fund                                                              64
Energy Fund                                                                   67
Energy Services Fund                                                          70
Financial Services Fund                                                       73
Health Care Fund                                                              76
Internet Fund                                                                 79
Leisure Fund                                                                  82
Precious Metals Fund                                                          85
Real Estate Fund                                                              88
Retailing Fund                                                                90
Technology Fund                                                               93
Telecommunications Fund                                                       96
Transportation Fund                                                           99
Utilities Fund                                                               102



MONEY MARKET FUND
U.S. Government Money Market Fund                                            105
INVESTMENTS AND RISK                                                         108
SHAREHOLDER INFORMATION                                                      117
TRANSACTION INFORMATION                                                      118
SALES CHARGES                                                                120
BUYING FUND SHARES                                                           121
SELLING FUND SHARES                                                          123
EXCHANGING FUND SHARES                                                       125
RYDEX ACCOUNT POLICIES                                                       127
DISTRIBUTION AND SHAREHOLDER SERVICES                                        128
DIVIDENDS AND DISTRIBUTIONS                                                  129
TAX INFORMATION                                                              130
MANAGEMENT OF THE FUNDS                                                      131
FINANCIAL HIGHLIGHTS                                                         133
BENCHMARK INFORMATION                                                        170

                                                                    PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
              800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------
BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND
--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund and Inverse Small-Cap Fund.

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

MONEY MARKET FUND - U.S. Government Money Market Fund.

C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA FUND                           LARGE-CAP JAPAN FUND


URSA FUND                           LARGE-CAP VALUE FUND

OTC FUND                            LARGE-CAP GROWTH FUND

ARKTOS FUND                         MID-CAP VALUE FUND

MEDIUS FUND                         MID-CAP GROWTH FUND

MEKROS FUND                         INVERSE MID-CAP FUND

U.S. GOVERNMENT BOND FUND           SMALL-CAP VALUE FUND

JUNO FUND                           SMALL-CAP GROWTH FUND


LARGE-CAP EUROPE FUND               INVERSE SMALL-CAP FUND


COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.



ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.



SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 3


NOVA FUND (RYNCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

4


PERFORMANCE

The bar chart and table show the performance of the Nova Fund both year by year and as an average over different periods of time. Periods prior to March 14, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.




NOVA FUND

  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-4.77    50.42    27.29    42.33    35.13    24.00   -19.57    39.04   -35.81    39.04
---------------------------------------------------------------------------------------
 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.02%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.30% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.58% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON      AND SALE OF      S&P 500
                   BEFORE TAXES     DISTRIBUTIONS      FUND SHARES      INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          39.04%          39.03%             25.38%        28.68%

PAST FIVE YEARS        -7.65%          -7.69%             -6.35%        -0.57%

PAST TEN YEARS          8.34%           7.86%              7.06%        11.07%
(07/12/93)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 14, 2001.

                                                                    PROSPECTUS 5


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Nova Fund.

        SHAREHOLDER FEES*

        MAXIMUM DEFERRED SALES CHARGES (LOAD)**
        (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
        CURRENT VALUE, WHICHEVER IS LESS) ............................  1.00%
        ANNUAL FUND OPERATING EXPENSES
        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
        MANAGEMENT FEES ..............................................  0.75%
        DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ............  1.00%
        OTHER EXPENSES ...............................................  0.51%
        TOTAL ANNUAL FUND OPERATING EXPENSES .........................  2.26%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

 + THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE NOVA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     NOVA Fund                            1 YEAR    3 YEARS   5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-Class
     IF YOU SELL YOUR SHARES AT
     THE END OF THE PERIOD:                $337       $731     $1,251    $2,674
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:             $237       $731     $1,251    $2,674

6


URSA FUND (RYUCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                    PROSPECTUS 7


PERFORMANCE

The bar chart and table show the performance of the Ursa Fund both year by year and as an average over different periods of time. Periods prior to March 15, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

URSA FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


-20.14    12.17   -20.98   -19.01   -12.40    17.45    16.33    21.06   -24.47
------------------------------------------------------------------------------
  1995     1996     1997     1998     1999     2000     2001     2002     2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -4.50%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.41% (QUARTER ENDED SEPTEMBER 30, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -17.30% (QUARTER ENDED DECEMBER 31, 1998.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                    FUND RETURN       DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF      S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)     FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        -24.47%         -25.43%              -15.77%        28.68%

PAST FIVE YEARS        1.27%           0.79%                0.81%        -0.57%

SINCE INCEPTION       -7.29%          -7.63%               -5.97%        11.00%
(01/07/94)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 15, 2001.

8


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Ursa Fund.

          SHAREHOLDER FEES*

          MAXIMUM DEFERRED SALES CHARGES (LOAD)**
          (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
          CURRENT VALUE, WHICHEVER IS LESS) .........................    1.00%
          ANNUAL FUND OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
          MANAGEMENT FEES ...........................................    0.90%
          DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........    1.00%
          OTHER EXPENSES ............................................    0.49%
          TOTAL ANNUAL FUND OPERATING EXPENSES ......................    2.39%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

 + THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE URSA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      URSA FUND                            1 YEAR    3 YEARS   5 YEARS  10 YEARS
      --------------------------------------------------------------------------
      C-CLASS
      IF YOU SELL YOUR SHARES
      AT THE END OF THE PERIOD:             $351      $772     $1,319    $2,810
      IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:             $251      $772     $1,319    $2,810

                                                                    PROSPECTUS 9


OTC FUND (RYCOX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

10


PERFORMANCE

The bar chart and table show the performance of the OTC Fund both year by year and as an average over different periods of time. Periods prior to March 26, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

OTC FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

44.24    43.46    21.85    86.48   100.64   -37.92   -34.68   -39.07    44.59
-----------------------------------------------------------------------------
 1995     1996     1997     1998     1999     2000     2001     2002     2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 2.39%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 52.62% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.99% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                   FUND RETURN       DISTRIBUTIONS
                 FUND RETURN AFTER TAXES ON AND SALE OF NASDAQ 100 BEFORE TAXES DISTRIBUTIONS(2) FUND SHARES(2) INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR       44.59%           44.59%              28.99%       49.13%

PAST FIVE YEARS     -7.06%           -7.17%              -5.89%       -4.37%

SINCE INCEPTION     11.78%           11.29%              10.23%       13.92%
(02/14/94)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 26, 2001.

                                                                   PROSPECTUS 11


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the OTC Fund.

           SHAREHOLDER FEES*

           MAXIMUM DEFERRED SALES CHARGES (LOAD)**
           (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
           CURRENT VALUE, WHICHEVER IS LESS) ......................   1.00%
           ANNUAL FUND OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           MANAGEMENT FEES ........................................   0.75%
           DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ......   1.00%
           OTHER EXPENSES .........................................   0.48%
           TOTAL ANNUAL FUND OPERATING EXPENSES ...................   2.23%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     OTC Fund                           1 YEAR     3 YEARS   5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $334        $721     $1,235    $2,642
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $234        $721     $1,235    $2,642

12


ARKTOS FUND (RYACX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into swap agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in

                                                                   PROSPECTUS 13


price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The bar chart and table show the performance of the Arktos Fund both year by year and as an average over different periods of time. Periods prior to March 7, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ARKTOS FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

       -54.31       23.53       15.13        34.00       -37.61
       --------------------------------------------------------
         1999        2000        2001         2002         2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -5.21%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 50.88% (QUARTER ENDED SEPTEMBER 30, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -36.08% (QUARTER ENDED DECEMBER 31, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                      FUND RETURN
                                                     AFTER TAXES ON
                                     FUND RETURN     DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON      AND SALE OF    NASDAQ 100
                   BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         -37.61%          -37.61%            -24.44%        49.13%

PAST FIVE YEARS       -12.04%          -12.33%             -9.92%        -4.37%

SINCE INCEPTION       -18.62%          -18.87%            -14.62%         3.71%
(09/03/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 7, 2001.

14


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Arktos Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .........................    1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
         MANAGEMENT FEES ...........................................    0.90%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........    1.00%
         OTHER EXPENSES ............................................    0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ......................    2.41%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

 + THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE ARKTOS MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     ARKTOS FUND                       1 YEAR      3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $353         $778      $1,329    $2,831
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $253         $778      $1,329    $2,831

                                                                   PROSPECTUS 15


MEDIUS FUND (RYDCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The investment objective of the Medius Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

16


PERFORMANCE

The bar chart and table show the performance of the Medius Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

MEDIUS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                         -27.96                   49.86
                      ------------------------------------
                           2002                    2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 8.59%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 26.88% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -25.90% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                     FUND RETURN
                                                   AFTER TAXES ON
                                   FUND RETURN      DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON     AND SALE OF     S&P MIDCAP
                  BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)  400 INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        49.86%            49.86%            32.41%          35.62%

SINCE INCEPTION       2.72%             2.61%             2.24%           7.66%
(08/20/01)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P MIDCAP 400(R) INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                                                                   PROSPECTUS 17


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Medius Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .........................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ...........................................   0.90%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........   1.00%
         OTHER EXPENSES ............................................   0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ......................   2.41%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     MEDIUS FUND                      1 YEAR     3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $353       $778      $1,329      $2,831
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $253       $778      $1,329      $2,831

18


MEKROS FUND (RYCMX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The investment objective of the Mekros Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

                                                                   PROSPECTUS 19


PERFORMANCE

The bar chart and table show the performance of the Mekros Fund both year by year and as an average over different periods of time. Periods prior to January 23, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

MEKROS FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         -7.25               -34.32                 67.23
         ------------------------------------------------
          2001                 2002                  2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 8.95%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 36.00% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -32.48% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES
                                                       FUND RETURN
                                                     AFTER TAXES ON
                                    FUND RETURN       DISTRIBUTIONS      RUSSELL
                   FUND RETURN    AFTER TAXES ON       AND SALE OF        2000
                  BEFORE TAXES    DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        67.23%            67.23%             43.70%         47.26%

SINCE INCEPTION      -1.80%            -1.82%             -1.54%          5.23%
(04/01/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANIES PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING JANUARY 23, 2001.

20


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Mekros Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .........................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ...........................................   0.90%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........   1.00%
         OTHER EXPENSES ............................................   0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ......................   2.41%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     MEKROS FUND                         1 YEAR    3 YEARS   5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:            $353      $778     $1,329      $2,831
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:            $253      $778     $1,329      $2,831

                                                                   PROSPECTUS 21


U.S. GOVERNMENT BOND FUND (RYCGX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

22


PERFORMANCE

The bar chart and table show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. Periods prior to May 2, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT BOND FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


-17.96     36.46     -6.89     16.32     15.89     -19.01     21.29     0.80     18.19     -2.66
------------------------------------------------------------------------------------------------
 1994       1995      1996      1997      1998       1999      2000     2001      2002      2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -1.54%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED SEPTEMBER 30,2002 ) AND THE LOWEST RETURN FOR A QUARTER WAS -10.55% QUARTER ENDED MARCH 31, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                    FUND RETURN
                                                  AFTER TAXES ON      LEHMAN
                                  FUND RETURN      DISTRIBUTIONS     LONG TERM
                  FUND RETURN   AFTER TAXES ON      AND SALE OF      TREASURY
                  BEFORE TAXES   DISTRIBUTIONS     FUND SHARES(2)  BOND INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        -2.67%         -3.62%             -1.72%         -4.34%

PAST FIVE YEARS       1.84%          0.60%              0.78%         -1.23%

SINCE INCEPTION       3.75%          2.44%              2.36%          0.37%
(01/03/94)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MAY 2, 2001.

                                                                   PROSPECTUS 23


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the U.S. Government Bond Fund.

           SHAREHOLDER FEES*

           MAXIMUM DEFERRED SALES CHARGES (LOAD)**
           (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
           CURRENT VALUE, WHICHEVER IS LESS) .....................    1.00%
           ANNUAL FUND OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           MANAGEMENT FEES .......................................    0.50%
           DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....    1.00%
           OTHER EXPENSES ........................................    0.46%
           TOTAL ANNUAL FUND OPERATING EXPENSES ..................    1.96%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     U.S. GOVERNMENT BOND FUND       1 YEAR    3 YEARS   5 YEARS  10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:        $306      $636     $1,091    $2,353
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:        $206      $636     $1,091    $2,353

24


JUNO FUND (RYJCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Master Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                   PROSPECTUS 25


PERFORMANCE

The bar chart and table show the performance of the Juno Fund both year by year and as an average over different periods of time. Periods prior to March 28, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

JUNO FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

    8.0     -5.56     -4.58     20.36     -13.74     1.42     -17.41     -2.94
------------------------------------------------------------------------------
   1996      1997      1998      1999       2000     2001       2002      2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -0.54%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.55% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -13.33% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES


                                                    FUND RETURN
                                                  AFTER TAXES ON      LEHMAN
                                   FUND RETURN     DISTRIBUTIONS    LONG TERM
                  FUND RETURN    AFTER TAXES ON     AND SALE OF      TREASURY
                  BEFORE TAXES  DISTRIBUTIONS(2)   FUND SHARES(2)  BOND INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        -2.94%          -2.94%           -1.91%          -4.34%

PAST FIVE YEARS      -3.87%          -3.91%           -3.27%          -1.23%

SINCE INCEPTION      -4.66%          -4.74%           -3.88%           2.26%
(03/03/95)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 28, 2001.

26


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Juno Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ........................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
         MANAGEMENT FEES ..........................................   0.90%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ........   1.00%
         OTHER EXPENSES ...........................................   0.48%
         TOTAL ANNUAL FUND OPERATING EXPENSES .....................   2.38%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

 + THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE JUNO MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     JUNO FUND                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:        $350        $769       $1,314      $2,800
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:        $250        $769       $1,314      $2,800

                                                                   PROSPECTUS 27


LARGE-CAP EUROPE FUND (RYCEX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM). The investment objective of the Large-Cap Europe Fund in non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

28


--------------------------------------------------------------------------------
THE PRICE OF THE FUND IS CALCULATED AT THE CLOSE OF THE U.S. MARKETS USING FAIR VALUE PRICES; DUE TO THE DIFFERENCE IN TIMES BETWEEN THE CLOSE OF THE EUROPEAN MARKETS AND THE TIME THE FUND PRICES ITS SHARES, THE VALUE THE FUND ASSIGNS TO SECURITIES GENERALLY WILL NOT BE THE SAME AS THE QUOTED OR PUBLISHED PRICES OF THOSE SECURITIES ON THEIR PRIMARY MARKETS OR EXCHANGES. THE FUND, ON A DAILY BASIS, IS PRICED WITH CONSIDERATION TO THE PERFORMANCE OF SECURITIES ON THEIR PRIMARY EXCHANGES, FOREIGN CURRENCY APPRECIATION/DEPRECIATION, AND MARKET MOVEMENT IN THE U.S. AS RELATED TO THE SECURITIES.
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table show the performance of the Large-Cap Europe Fund both year by year and as an average over different periods of time. Periods prior to May 10, 2001 represent H-Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LARGE-CAP EUROPE FUND


  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          -29.67             -29.49                 41.38
          -----------------------------------------------
            2001               2002                  2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -2.59%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 26.69% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -29.27% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES


                                                      FUND RETURN
                                                    AFTER TAXES ON    DOW JONES
                                  FUND RETURN        DISTRIBUTIONS     EUROPE
                 FUND RETURN     AFTER TAXES ON       AND SALE OF      STOXX 50
                 BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)     INDEX(3)
-------------------------------------------------------------------------------
PAST ONE YEAR        41.38%         39.13%            26.90%       32.54%

SINCE INCEPTION     -12.07%        -12.46%           -10.18%       -7.89%
(05/08/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

                                                                   PROSPECTUS 29


(3) THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX. THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY RYDEX SERIES FUNDS.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MAY 10, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Large-Cap Europe Fund.

           SHAREHOLDER FEES*

           MAXIMUM DEFERRED SALES CHARGES (LOAD)**
           (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
           CURRENT VALUE, WHICHEVER IS LESS) ......................   1.00%
           ANNUAL FUND OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           MANAGEMENT FEES ........................................   0.90%
           DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ......   1.00%
           OTHER EXPENSES .........................................   0.57%
           TOTAL ANNUAL FUND OPERATING EXPENSES ...................   2.47%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     LARGE-CAP EUROPE FUND               1 YEAR    3 YEARS   5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:            $359      $797     $1,361     $2,893
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:            $259      $797     $1,361     $2,893

30


LARGE-CAP JAPAN FUND (RYCJX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The investment objective of the Large-Cap Japan Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks

                                                                   PROSPECTUS 31


tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

--------------------------------------------------------------------------------
THE PRICE OF THE FUND IS CALCULATED AT THE CLOSE OF THE U.S. MARKETS USING FAIR VALUE PRICES; DUE TO THE DIFFERENCE IN TIMES BETWEEN THE CLOSE OF THE JAPANESE MARKETS AND THE TIME THE FUND PRICES ITS SHARES, THE VALUE THE FUND ASSIGNS TO SECURITIES GENERALLY WILL NOT BE THE SAME AS THE QUOTED OR PUBLISHED PRICES OF THOSE SECURITIES ON THEIR PRIMARY MARKETS OR EXCHANGES. THE FUND, ON A DAILY BASIS, IS PRICED WITH CONSIDERATION TO THE PERFORMANCE OF SECURITIES ON THEIR PRIMARY EXCHANGES, FOREIGN CURRENCY APPRECIATION/DEPRECIATION, AND MARKET MOVEMENT IN THE U.S. AS RELATED TO THE SECURITIES.
--------------------------------------------------------------------------------

PERFORMANCE


The bar chart and table show the performance of the Large-Cap Japan Fund for one year and as an average over different periods of time. Periods prior to March 1, 2002 represent H-Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LARGE-CAP JAPAN FUND

  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

              -41.52        -16.18         38.52
              ----------------------------------
                2001          2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 8.32%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.56% (QUARTER ENDED SEPTEMBER 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.96% (QUARTER ENDED SEPTEMBER 30, 2001.)

32


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES
                                                      FUND RETURN
                                                    AFTER TAXES ON
                                   FUND RETURN       DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF     TOPIX 100
                  BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)     INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        38.53%           38.14%              25.04%         30.85%

SINCE INCEPTION     -22.64%          -22.70%             -18.11%        -16.59%
(05/08/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE TOPIX100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 1, 2002.

                                                                   PROSPECTUS 33

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Large-Cap Japan Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ......................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ........................................   0.90%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ......   1.00%
         OTHER EXPENSES .........................................   0.52%
         TOTAL ANNUAL FUND OPERATING EXPENSES ...................   2.42%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     LARGE-CAP JAPAN FUND             1 YEAR      3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $354        $781      $1,335      $2,841
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $254        $781      $1,335      $2,841

34




LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index"). The investment objective of the Large-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Large-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 35


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Large-Cap Value Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .......................  1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .........................................  0.75%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .......  1.00%
         OTHER EXPENSES*** .......................................  0.35%
         TOTAL ANNUAL FUND OPERATING EXPENSES ....................  2.10%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     LARGE-CAP VALUE FUND              1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $321      $680      $1,166      $2,504
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $221      $380      $1,166      $2,504

36




LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index"). The investment objective of the Large-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Large-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 37


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Large-Cap Growth Fund.

          SHAREHOLDER FEES*

          MAXIMUM DEFERRED SALES CHARGES (LOAD)**
          (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
          CURRENT VALUE, WHICHEVER IS LESS) ..........................   1.00%
          ANNUAL FUND OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          MANAGEMENT FEES ............................................   0.75%
          DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ..........   1.00%
          OTHER EXPENSES*** ..........................................   0.33%
          TOTAL ANNUAL FUND OPERATING EXPENSES .......................   2.08%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     LARGE-CAP GROWTH FUND              1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $318      $674       $1,155    $2,483
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $218      $674       $1,155    $2,483

38

>


MID-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index"). The investment objective of the Mid-Cap Value Fund in non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Mid-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 39


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Mid-Cap Value Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .......................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .........................................   0.75%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .......   1.00%
         OTHER EXPENSES*** .......................................   0.36%
         TOTAL ANNUAL FUND OPERATING EXPENSES ....................   2.11%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     MID-CAP VALUE FUND                1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $322      $683       $1,171     $2,515
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $222      $683       $1,171     $2,515

40




MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index"). The investment objective of the Mid-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Mid-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 41


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Mid-Cap Growth Fund.

        SHAREHOLDER FEES*

        MAXIMUM DEFERRED SALES CHARGES (LOAD)**
        (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
        CURRENT VALUE, WHICHEVER IS LESS) .....................   1.00%
        ANNUAL FUND OPERATING EXPENSES
        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        MANAGEMENT FEES .......................................   0.75%
        DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....   1.00%
        OTHER EXPENSES*** .....................................   0.35%
        TOTAL ANNUAL FUND OPERATING EXPENSES ..................   2.10%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     MID-CAP GROWTH FUND                1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $321      $680      $1,166      $2,504
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $221      $680      $1,166      $2,504

42




INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Inverse Mid-Cap Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                   PROSPECTUS 43


PERFORMANCE

The Inverse Mid-Cap Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Inverse Mid-Cap Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .......................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .........................................   0.90%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .......   1.00%
         OTHER EXPENSES*** .......................................   0.33%
         TOTAL ANNUAL FUND OPERATING EXPENSES ....................   2.23%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     INVERSE MID-CAP FUND              1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $334      $721       $1,235     $2,642
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $234      $721       $1,235     $2,642

44




SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index"). The investment objective of the Small-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Small-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 45


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Small-Cap Value Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .....................    1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .......................................    0.75%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....    1.00%
         OTHER EXPENSES*** .....................................    0.36%
         TOTAL ANNUAL FUND OPERATING EXPENSES ..................    2.11%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     SMALL-CAP VALUE FUND              1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $322      $683       $1,171     $2,515
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $222      $683       $1,171     $2,515

46




SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index"). The investment objective of the Small-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Small-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 47


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Small-Cap Growth Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ...................      1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .....................................      0.75%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ...      1.00%
         OTHER EXPENSES*** ...................................      0.33%
         TOTAL ANNUAL FUND OPERATING EXPENSES ................      2.08%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     SMALL-CAP GROWTH FUND              1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $318      $674      $1,155     $2,483
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $218      $674      $1,155     $2,483

48




INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is the inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). The investment objective of the Inverse Small-Cap Fund in non-fundamental and may be changed without shareholder approval.

If the fund meets its objectives, the value of the Fund's shares tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Small-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The Inverse Small-Cap Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 49


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Inverse Small-Cap Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ......................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ........................................   0.90%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ......   1.00%
         OTHER EXPENSES*** ......................................   0.34%
         TOTAL ANNUAL FUND OPERATING EXPENSES ...................   2.24%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     INVERSE SMALL-CAP FUND             1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $335      $724      $1,240     $2,653
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $235      $724      $1,240     $2,653

50


RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------

BANKING FUND                  INTERNET FUND

BASIC MATERIALS FUND          LEISURE FUND

BIOTECHNOLOGY FUND            PRECIOUS METALS FUND


CONSUMER PRODUCTS FUND        REAL ESTATE FUND


ELECTRONICS FUND              RETAILING FUND

ENERGY FUND                   TECHNOLOGY FUND

ENERGY SERVICES FUND          TELECOMMUNICATIONS FUND

FINANCIAL SERVICES FUND       TRANSPORTATION FUND

HEALTH CARE FUND              UTILITIES FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs

                                                                   PROSPECTUS 51


and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.



SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

52


BANKING FUND (RYKCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, enter into swap agreements, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

                                                                   PROSPECTUS 53


PERFORMANCE

The bar chart and table show the performance of the Banking Fund both year by year and as an average over different periods of time. Periods prior to March 30, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BANKING FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

      -18.86         16.32         -2.02         -3.14           30.12
      ----------------------------------------------------------------
        1999          2000          2001          2002            2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 2.19%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 21.70% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -18.43% (QUARTER ENDED SEPTEMBER 30, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2002)(1)

C-CLASS SHARES


                                                        FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN       DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON       AND SALE OF     S&P 500
                   BEFORE TAXES   DISTRIBUTIONS(2)     FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        30.13%           29.76%              19.58%         28.68%

PAST FIVE YEARS       2.51%            1.94%               1.77%         -0.57%

SINCE INCEPTION       0.02%           -0.46%              -0.30%          1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2001.

54


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Banking Fund.

      SHAREHOLDER FEES*

      MAXIMUM DEFERRED SALES CHARGES (LOAD)**
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
      CURRENT VALUE, WHICHEVER IS LESS) ............................  1.00%
      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES ..............................................  0.85%
      DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ............  1.00%
      OTHER EXPENSES ...............................................  0.52%
      TOTAL ANNUAL FUND OPERATING EXPENSES .........................  2.37%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     BANKING FUND                      1 YEAR      3 YEARS     5 YEARS  10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $349        $765       $1,308    $2,789
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $249        $765       $1,308    $2,789

                                                                   PROSPECTUS 55


BASIC MATERIALS FUND (RYBCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

56


PERFORMANCE

The bar chart and table show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. Periods prior to May 3, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BASIC MATERIALS FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

       21.96          -20.69         -0.45        -14.52              21.45
       --------------------------------------------------------------------
        1999            2000          2001          2002               2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 4.87%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.26% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -24.18% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)
C-Class Shares
                                                       FUND RETURN
                                                     AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                    FUND RETURN    AFTER TAXES ON      AND SALE OF      S&P 500
                   BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         31.45%           31.18%            20.42%           28.68%

PAST FIVE YEARS        0.92%            0.78%             0.69%           -0.57%

SINCE INCEPTION       -3.57%           -3.69%            -3.09%            1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MAY 3, 2001.

                                                                   PROSPECTUS 57


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Basic Materials Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ........................  1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ..........................................  0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ........  1.00%
         OTHER EXPENSES ...........................................  0.53%
         TOTAL ANNUAL FUND OPERATING EXPENSES .....................  2.38%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     BASIC MATERIALS FUND             1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $350       $769      $1,314     $2,800
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $250       $769      $1,314     $2,800

58


BIOTECHNOLOGY FUND (RYCFX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

                                                                   PROSPECTUS 59


PERFORMANCE

The bar chart and table show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. Periods prior to March 30, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

BIOTECHNOLOGY FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

        96.24       28.63      -16.82        -46.14            44.83
        ------------------------------------------------------------
         1999        2000        2001          2002             2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 1.72%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 45.99% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -33.69% (QUARTER ENDED JUNE 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                   FUND RETURN        DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF      S&P 500
                 BEFORE TAXES    DISTRIBUTIONS(2)     FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        44.83%           44.83%              29.14%         28.68%

PAST FIVE YEARS       9.71%            9.69%               8.45%         -0.57%

SINCE INCEPTION      11.45%           11.44%              10.05%          1.57%
(04/01./98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2001.

60


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Biotechnology Fund.

        SHAREHOLDER FEES*

        MAXIMUM DEFERRED SALES CHARGES (LOAD)**
        (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
        CURRENT VALUE, WHICHEVER IS LESS) ............................  1.00%
        ANNUAL FUND OPERATING EXPENSES
        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        MANAGEMENT FEES ..............................................  0.85%
        DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ............  1.00%
        OTHER EXPENSES ...............................................  0.51%
        TOTAL ANNUAL FUND OPERATING EXPENSES .........................  2.36%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     BIOTECHNOLOGY FUND              1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $348       $762      $1,303     $2,779
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $248       $762      $1,303     $2,779

                                                                   PROSPECTUS 61


CONSUMER PRODUCTS FUND (RYCPX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

62


PERFORMANCE

The bar chart and table show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. Periods prior to July 24, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

CONSUMER PRODUCTS FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

       2.32      -12.91      -2.79        -4.51        20.35
       -----------------------------------------------------
       1999        2000       2001         2002         2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.47%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.42% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.46% (QUARTER ENDED MARCH 31, 2000.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES


                                                       FUND RETURN
                                                     AFTER TAXES ON
                                    FUND RETURN       DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF      S&P 500
                  BEFORE TAXES    DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        20.35%           20.26%              13.23%         28.68%

PAST FIVE YEARS      -0.69%           -1.05%              -0.80%         -0.57%

SINCE INCEPTION      -2.08%           -2.41%              -1.95%          0.71%
(07/06/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 cOMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING JULY 24, 2001.

                                                                   PROSPECTUS 63


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Consumer Products Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .....................    1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .......................................    0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....    1.00%
         OTHER EXPENSES ........................................    0.52%
         TOTAL ANNUAL FUND OPERATING EXPENSES ..................    2.37%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     CONSUMER PRODUCTS FUND           1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $349       $765      $1,308     $2,789
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $249       $765      $1,308     $2,789

64


ELECTRONICS FUND (RYSCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

                                                                   PROSPECTUS 65


PERFORMANCE

The bar chart and table show the performance of the Electronics Fund both year by year and as an average over different periods of time. Periods prior to March 26, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ELECTRONICS FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

            121.57      -18.00       -29.31      -49.75        76.86
            --------------------------------------------------------
              1999        2000         2001        2002         2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -10.64%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 48.12% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -38.80% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                    FUND RETURN      DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF      S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)     INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        70.86%            70.86%            46.06%          28.68%

PAST FIVE YEARS       1.37%             1.32%             1.15%          -0.57%

SINCE INCEPTION       5.23%             5.18%             4.50%           1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 26, 2001.

66


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Electronics Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ......................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ........................................   0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ......   1.00%
         OTHER EXPENSES .........................................   0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ...................   2.36%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     ELECTRONICS FUND                  1 YEAR   3 YEARS     5 YEARS     10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $348      $762       $1,303      $2,779
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $248      $762       $1,303      $2,779

                                                                   PROSPECTUS 67


ENERGY FUND (RYECX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

68


PERFORMANCE

The bar chart and table show the performance of the Energy Fund both year by year and as an average over different periods of time. Periods prior to April 19, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ENERGY FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

        18.68       22.81      -13.12       -14.09          22.83
        ---------------------------------------------------------
         1999        2000        2001         2002           2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 13.92%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.82% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -18.57% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                    FUND RETURN       DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON      AND SALE OF      S&P 500
                   BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         22.83%           22.69%             14.83%         28.68%

PAST FIVE YEARS        5.33%            5.22%              4.53%         -0.57%

SINCE INCEPTION        1.28%            1.18%              1.03%          1.22%
(04/21/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING APRIL 19, 2001.

                                                                   PROSPECTUS 69


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Energy Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .....................      1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .......................................      0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....      1.00%
         OTHER EXPENSES ........................................      0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ..................      2.36%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     ENERGY FUND                       1 YEAR      3 YEARS     5 YEARS  10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $348        $762       $1,303    $2,779
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $248        $762       $1,303    $2,779

70


ENERGY SERVICES FUND (RYVCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities in the energy services sector that the Fund will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the economic sector. The process of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

                                                                   PROSPECTUS 71


PERFORMANCE

The bar chart and table show the performance of the Energy Services Fund both year by year and as an average over different periods of time. Periods prior to March 30, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ENERGY SERVICES FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

      44.81       41.37      -31.79      -11.46         7.84
      ------------------------------------------------------
       1999        2000        2001        2002         2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 14.75%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.54% (QUARTER ENDED MARCH 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -30.94% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                        FUND RETURN
                                                      AFTER TAXES ON
                                    FUND RETURN        DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON       AND SALE OF     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         7.84%            7.84%               5.10%         28.68%

PAST FIVE YEARS       5.33%            5.33%               4.59%         -0.57%

SINCE INCEPTION      -7.92%           -7.92%              -6.51%          1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2001.

72


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Energy Services Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .........................  1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ...........................................  0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........  1.00%
         OTHER EXPENSES ............................................  0.52%
         TOTAL ANNUAL FUND OPERATING EXPENSES ......................  2.37%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     ENERGY SERVICES FUND              1 YEAR     3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $349       $765      $1,308      $2,789
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $249       $765      $1,308      $2,789

                                                                   PROSPECTUS 73

FINANCIAL SERVICES FUND (RYFCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

74


PERFORMANCE

The bar chart and table show the performance of the Financial Services Fund both year by year and as an average over different periods of time. Periods prior to April 19, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

FINANCIAL SERVICES FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

     -1.46       21.78      -12.96       -16.46       28.58
     ------------------------------------------------------
      1999        2000        2001         2002       2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.51%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.51% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -19.71% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                   FUND RETURN        DISTRIBUTIONS
                 FUND RETURN      AFTER TAXES ON       AND SALE OF      S&P 500
                 BEFORE TAXES    DISTRIBUTIONS(2)     FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        28.58%           28.40%              18.57%         28.68%

PAST FIVE YEARS       1.73%            1.59%               1.39%         -0.57%

SINCE INCEPTION       0.25%            0.13%               0.14%          1.33%
(04/02/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING APRIL 19, 2001.

                                                                   PROSPECTUS 75


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Financial Services Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ....................      1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ......................................      0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ....      1.00%
         OTHER EXPENSES .......................................      0.52%
         TOTAL ANNUAL FUND OPERATING EXPENSES .................      2.37%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     FINANCIAL SERVICES FUND           1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $349       $765      $1,308     $2,789
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $249       $765      $1,308     $2,789

76


HEALTH CARE FUND (RYHCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

                                                                   PROSPECTUS 77


PERFORMANCE

The bar chart and table show the performance of the Health Care Fund both year by year and as an average over different periods of time. Periods prior to March 31, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

HEALTH CARE FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

      -13.06      31.07      -12.58       -20.81       30.82
      ------------------------------------------------------
       1999        2000        2001         2002        2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.90%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.62% (QUARTER ENDED JUNE 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -15.64% (QUARTER ENDED JUNE 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                   FUND RETURN        DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF      S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)     FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        30.82%            30.82%             20.03%         28.68%

PAST FIVE YEARS       0.04%             0.04%              0.03%         -0.57%

SINCE INCEPTION       2.42%             2.42%              2.07%          1.28%
(04/17/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2001.

78


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Health Care Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .....................    1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .......................................    0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....    1.00%
         OTHER EXPENSES ........................................    0.52%
         TOTAL ANNUAL FUND OPERATING EXPENSES ..................    2.37%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     HEALTH CARE FUND                  1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS SHARE
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $349       $765      $1,308     $2,789
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $249       $765      $1,308     $2,789

                                                                   PROSPECTUS 79


INTERNET FUND (RYICX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

80


PERFORMANCE

The bar chart and table show the performance of the Internet Fund both year by year and as an average over different periods of time. Periods prior to April 19, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

INTERNET FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          -46.13              -44.07                   62.42
          --------------------------------------------------
            2001                2002                    2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.11%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 38.80% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -44.72% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                   FUND RETURN        DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF      S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)     FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        62.42%           62.42%              40.57%         28.68%

SINCE INCEPTION     -38.36%          -38.36%             -28.24%         -6.33%
(04/06/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING APRIL 19, 2001.

                                                                   PROSPECTUS 81


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Internet Fund.

            SHAREHOLDER FEES*

            MAXIMUM DEFERRED SALES CHARGES (LOAD)**
            (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
            CURRENT VALUE, WHICHEVER IS LESS) .........................    1.00%
            ANNUAL FUND OPERATING EXPENSES
            (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
            MANAGEMENT FEES ...........................................    0.85%
            DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .........    1.00%
            OTHER EXPENSES ............................................    0.51%
            TOTAL ANNUAL FUND OPERATING EXPENSES ......................    2.36%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     INTERNET FUND                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $348       $762      $1,303     $2,779
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:         $248       $762      $1,303     $2,779

82


LEISURE FUND (RYLCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

                                                                   PROSPECTUS 83


PERFORMANCE

The bar chart and table show the performance of the Leisure Fund both year by year and as an average over different periods of time. Periods prior to May 3, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         9.37     -22.31      -17.54      -16.10        33.28
        -----------------------------------------------------
        1999        2000        2001        2002         2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.41%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 18.17% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -36.00% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                    FUND RETURN      DISTRIBUTIONS
                 FUND RETURN      AFTER TAXES ON       AND SALE OF      S&P 500
                 BEFORE TAXES    DISTRIBUTIONS(2)    FUND SHARES(2)     INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        33.28%           33.28%              21.63%         28.68%

PAST FIVE YEARS      -5.34%           -5.40%              -4.49%         -0.57%

SINCE INCEPTION      -3.78%           -3.84%              -3.20%          1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MAY 3, 2001.

84


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Leisure Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .....................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .......................................   0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....   1.00%
         OTHER EXPENSES ........................................   0.52%
         TOTAL ANNUAL FUND OPERATING EXPENSES ..................   2.37%

 * The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.

** The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the distributor to forego transaction-based compensation in connection with the initial purchase.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     LEISURE FUND                         1 YEAR   3 YEARS    5 YEARS  10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:             $349     $765      $1,308    $2,789
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:             $249     $765      $1,308    $2,789

                                                                   PROSPECTUS 85



PRECIOUS METALS FUND (RYZCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

86


PERFORMANCE

The bar chart and table show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. Periods prior to April 27, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metal Fund's objective was to provide results that correspond to a benchmark for precious metals-related securities.

PRECIOUS METAL FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-25.44     -11.54     -2.62     -37.62     -14.42     0.00     -21.79     18.66     46.88     40.81
---------------------------------------------------------------------------------------------------
  1994       1995      1996       1997       1998     1999       2000      2001      2002      2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -21.56%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.19% (QUARTER ENDED MARCH 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -33.01% (QUARTER ENDED DECEMBER 31, 1997.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                      FUND RETURN
                                                     AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON      AND SALE OF      S&P 500
                   BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        40.81%            40.80%             26.53%         28.68%

PAST FIVE YEARS      13.34%            13.28%             11.66%         -0.57%

PAST TEN YEARS       -2.60%            -2.66%             -2.21%         11.07%
(12/01/93)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING APRIL 27, 2001.

                                                                   PROSPECTUS 87


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Precious Metals Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ....................    1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ......................................    0.75%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ....    1.00%
         OTHER EXPENSES .......................................    0.52%
         TOTAL ANNUAL FUND OPERATING EXPENSES .................    2.27%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     PRECIOUS METALS FUND              1 YEAR   3 YEARS     5 YEARS     10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $338      $734       $1,256      $2,685
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:          $238      $734       $1,256      $2,685

88




REAL ESTATE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

PERFORMANCE

The Real Estate Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 89


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Real Estate Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ....................     1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ......................................     0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ....     1.00%
         OTHER EXPENSES*** ....................................     0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES .................     2.36%

  * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 ** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     REAL ESTATE FUND                                 1 YEAR      3 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:                         $348        $762
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                         $248        $762

90


RETAILING FUND (RYRCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

                                                                   PROSPECTUS 91


PERFORMANCE

The bar chart and table show the performance of the Retailing Fund both year by year and as an average over different periods of time. Periods prior to May 3, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

RETAILING FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

       12.91       -24.06        3.23       -24.54          32.64
       ----------------------------------------------------------
        1999         2000        2001         2002           2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.42%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.40% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -18.98% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                        FUND RETURN
                                                      AFTER TAXES ON
                                     FUND RETURN       DISTRIBUTIONS
                    FUND RETURN    AFTER TAXES ON       AND SALE OF     S&P 500
                   BEFORE TAXES    DISTRIBUTIONS(2)    FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          32.64%           32.64%              21.21%       28.68%

PAST FIVE YEARS        -3.01%           -3.07%              -2.57%       -0.57%

SINCE INCEPTION         0.96%            0.90%               0.78%        1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MAY 9, 2001.

92


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Retailing Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE
         OR CURRENT VALUE, WHICHEVER IS LESS) ..................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .......................................   0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....   1.00%
         OTHER EXPENSES ........................................   0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ..................   2.36%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     RETAILING FUND                     1 YEAR    3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $348       $762      $1,303    $2,779
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $248       $762      $1,303    $2,779

                                                                   PROSPECTUS 93


TECHNOLOGY FUND (RYCHX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

94


PERFORMANCE

The bar chart and table show the performance of the Technology Fund both year by year and as an average over different periods of time. Periods prior to April 18, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TECHNOLOGY FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

      81.16      -38.75       -29.14       -40.77        55.57
      --------------------------------------------------------
       1999        2000         2001         2002         2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -0.27%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 39.19% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.47% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                   FUND RETURN       DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF      S&P 500
                 BEFORE TAXES    DISTRIBUTIONS(2)    FUND SHARES(2)     INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        55.57%           55.57%             36.12%          28.68%

PAST FIVE YEARS      -6.79%           -6.79%             -5.64%          -0.57%

SINCE INCEPTION       1.24%            1.24%              1.06%           1.39%
(04/14/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING APRIL 18, 2001.

                                                                   PROSPECTUS 95


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Technology Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .......................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .........................................   0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .......   1.00%
         OTHER EXPENSES ..........................................   0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ....................   2.36%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     TECHNOLOGY FUND                    1 YEAR   3 YEARS    5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $348     $762       $1,303     $2,779
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $248     $762       $1,303     $2,779

96


TELECOMMUNICATIONS FUND (RYCSX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

                                                                   PROSPECTUS 97


PERFORMANCE

The bar chart and table show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. Periods prior to April 18, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TELECOMMUNICATIONS FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

      58.59      -39.41        -46.82       -43.79         31.08
      ----------------------------------------------------------
       1999        2000          2001         2002          2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.64%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.77% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -33.08% (QUARTER ENDED MARCH 31, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON       AND SALE OF    S&P 500
                    BEFORE TAXES   DISTRIBUTIONS(2)     FUND SHARES(2)  INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           31.08%           30.91%             20.20%       28.68%

PAST FIVE YEARS        -18.23%          -18.28%            -14.38%       -0.57%

SINCE INCEPTION        -12.94%          -12.99%            -10.38%        1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING APRIL 18, 2001.

98


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Telecommunications Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ....................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ......................................   0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ....   1.00%
         OTHER EXPENSES .......................................   0.52%
         TOTAL ANNUAL FUND OPERATING EXPENSES .................   2.37%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     TELECOMMUNICATIONS FUND            1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $349       $765       $1,308    $2,789
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $249       $765       $1,308    $2,789

                                                                   PROSPECTUS 99


TRANSPORTATION FUND (RYCNX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

100


PERFORMANCE

The bar chart and table show the performance of the Transportation Fund both year by year and as an average over different periods of time. Periods prior to May 14, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TRANSPORTATION FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

       -18.36       0.46        -3.48       -13.68        17.55
       --------------------------------------------------------
        1999        2000         2001         2002         2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 4.34%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.32% (QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -20.09% (QUARTER ENDED SEPTEMBER 30, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                   FUND RETURN       DISTRIBUTIONS
                  FUND RETURN     AFTER TAXES ON       AND SALE OF      S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)     INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        17.55%           17.55%              11.41%         28.68%

PAST FIVE YEARS      -4.82%           -4.82%              -4.03%         -0.57%

SINCE INCEPTION      -7.84%           -7.84%              -6.45%         -1.33%
(04/02/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING MAY 14, 2001.

                                                                  PROSPECTUS 101


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Transportation Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) .......................  1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .........................................  0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .......  1.00%
         OTHER EXPENSES ..........................................  0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ....................  2.36%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     TRANSPORTATION FUND               1 YEAR     3 YEARS    5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $348       $762     $1,303     $2,779
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $248       $762     $1,303     $2,779

102


UTILITIES FUND (RYCUX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

                                                                  PROSPECTUS 103


PERFORMANCE

The bar chart and table show the performance of the Utilities Fund both year by year and as an average over different periods of time. Periods prior to April 27, 2001 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

UTILITIES FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          -24.33                -33.32                  24.15
          ---------------------------------------------------
            2001                  2002                   2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 2.76%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.09% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.39% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON       AND SALE OF     S&P 500
                   BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          24.15%           21.93%            15.61%         28.68%

SINCE INCEPTION        -8.04%           -9.33%            -7.44%         -6.39%
(04/03/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING APRIL 27, 2001.

104


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Utilities Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE
         OR CURRENT VALUE, WHICHEVER IS LESS) ..................   1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES .......................................   0.85%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .....   1.00%
         OTHER EXPENSES ........................................   0.51%
         TOTAL ANNUAL FUND OPERATING EXPENSES ..................   2.36%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     UTILITIES FUND                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:            $348     $762     $1,303     $2,779
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:            $248     $762     $1,303     $2,779

                                                                  PROSPECTUS 105


U.S. GOVERNMENT MONEY MARKET FUND (RYCXX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to a number of risks that will affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

106


PERFORMANCE

The bar chart and table show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. Periods prior to October 19, 2000 represent Investor Class Shares of the Fund, which are not offered in this Prospectus, adjusted to reflect C-Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND



  [THE FOLLOWING TABLE IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 2.20     3.89     3.46     3.57     3.69     3.22     3.98     2.32     0.11     0.01
--------------------------------------------------------------------------------------
 1994     1995     1996     1997     1998     1999     2000     2001     2002     2003

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.00%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.17% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS 0.00% (QUARTER ENDED MARCH 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                    90 DAY
                  FUND RETURN      TREASURY
                 BEFORE TAXES     COMPOSITE(2)
--------------------------------------------------------------------------------
PAST ONE YEAR         0.01%          1.14%

PAST FIVE YEARS       1.96%          3.67%

PAST TEN YEARS        2.63%          4.09%
(12/03/93)(3)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C-CLASS SHARES WERE OFFERED BEGINNING OCTOBER 19, 2000.

YIELD

Call 800.820.0888 for the Fund's current yield.

                                                                  PROSPECTUS 107


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the U.S. Government Money Market Fund.

         SHAREHOLDER FEES*

         MAXIMUM DEFERRED SALES CHARGES (LOAD)**
         (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
         CURRENT VALUE, WHICHEVER IS LESS) ........................    1.00%
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES ..........................................    0.50%
         DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ........    1.00%
         OTHER EXPENSES ...........................................    0.40%
         TOTAL ANNUAL FUND OPERATING EXPENSES .....................    1.90%

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     U.S. GOVERNMENT
     MONEY MARKET FUND                 1 YEAR   3 YEARS     5 YEARS    10 YEARS
     ---------------------------------------------------------------------------
     C-CLASS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $300     $617       $1,059     $2,288
     IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:           $200     $617       $1,059     $2,288

108


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

The Nova, Ursa, OTC, Arktos, U.S. Government Bond, Juno, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Inverse Mid-Cap, Small-Cap Value, Small-Cap Growth, and Inverse Small-Cap Funds seek to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe, and Large-Cap Japan Funds seek to provide investment results that CORRELATE to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                        BENCHMARK

NOVA FUND                   150% OF THE PERFORMANCE OF THE S&P 500(R)INDEX

URSA FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                            S&P 500(R)INDEX

OTC FUND                    NASDAQ 100 INDEX(R)

ARKTOS FUND                 INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                            NASDAQ 100 INDEX(R)

MEDIUS FUND                 S&P MIDCAP 400(R)INDEX

MEKROS FUND                 RUSSELL 2000 INDEX(R)

U.S. GOVERNMENT BOND FUND   120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

JUNO FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG
                            TREASURY BOND

LARGE-CAP EUROPE FUND       DOW JONES STOXX 50 INDEX(SM)

LARGE-CAP JAPAN FUND        TOPIX 100 INDEX


LARGE-CAP VALUE FUND        S&P 500/BARRA VALUE INDEX

LARGE-CAP GROWTH FUND       S&P 500/BARRA GROWTH INDEX

MID-CAP VALUE FUND          S&P MIDCAP 400/BARRA VALUE INDEX

MID-CAP GROWTH FUND         S&P MIDCAP 400/BARRA GROWTH INDEX

INVERSE MID-CAP FUND        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                            MIDCAP 400 INDEX

SMALL-CAP VALUE FUND        S&P SMALLCAP 600/BARRA VALUE INDEX

SMALL-CAP GROWTH FUND       S&P SMALLCAP 600/BARRA GROWTH INDEX

INVERSE SMALL-CAP FUND      INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL
                            2000 INDEX



A BRIEF GUIDE TO THE BENCHMARKS

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard &
Poor's Corporation ("S&P") on a statistical basis.

                                                                  PROSPECTUS 109


THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R)is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) included companies with capitalizations between $7 million and $2.0 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

DOW JONES STOXX 50 Index(SM). The Dow Jones Stoxx 50 Index(SM) is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2003, the Dow Jones Stoxx 50 Index(SM) included companies with capitalizations between $18 billion and $179.0 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market


S&P 500/BARRA VALUE INDEX. The S&P 500/Barra Value Index measures the performance of the companies included in the S&P 500 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $902 million and $271.0 billion.

S&P 500/BARRA GROWTH INDEX. The S&P 500/Barra Growth Index measures the performance of the companies included in the S&P 500 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $1.02 billion and $311.1 billion.

S&P MIDCAP 400/BARRA VALUE INDEX. The S&P MidCap 400/Barra Value Index measures the performance of the companies included in theS&P MidCap 400 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap

110


400/Barra Value Index included companies with capitalizations between $336 million and $11.8 billion.

S&P MIDCAP 400/BARRA GROWTH INDEX. The S&P MidCap 400/Barra Growth Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $507 million and $11.8 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a capitalization-weighted index of 400 mid cap stocks chosen by S&P for market size, liquidity and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

S&P SMALLCAP 600/BARRA VALUE INDEX. The S&P SmallCap 600/Barra Value Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $64 million and $2.5 billion.

S&P SMALLCAP 600/BARRA GROWTH INDEX. The S&P SmallCap 600/Barra Growth Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $129 million and $4.9 billion.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

      Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 111



--------------------------------------------------------------------------------
Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------



ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Six of the Benchmark Funds, the Nova, Medius, Mekros, U.S. Government Bond, Large-Cap Europe, and Large-Cap Japan Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, Inverse Mid-Cap, Inverse Small-Cap and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective "Fund Information" sections, the Nova, Ursa, Arktos, and Juno Funds pursue their respective investment objectives INDIRECTLY by investing through what is sometimes referred to as a "master-

112


feeder arrangement." The predecessor Nova Fund contributed all of its assets and liabilities to the Nova Master Fund on July 31, 2001, and the predecessor Ursa, Arktos, and Juno Funds contributed all of their assets and liabilities to the Ursa Master, Arktos Master and Juno Master Funds on April 3, 2000 respectively, for an interest in their respective Master Funds. In addition, each of the other Funds reserves the right to pursue its investment objective through a master-feeder arrangement.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. In addition, the Advisor may discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND, AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of

                                                                  PROSPECTUS 113


their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the Nasdaq 100 Index(R)-- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

FIXED INCOME RISK (U.S. GOVERNMENT BOND AND JUNO FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an

114


option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of

                                                                  PROSPECTUS 115


the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

116


      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.



SHORT SALES RISK (URSA, ARKTOS, JUNO, INVERSE MID-CAP AND INVERSE SMALL-CAP FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.



SMALL AND MEDIUM ISSUER RISK (MEDIUS, MEKROS, MID-CAP VALUE, MID-CAP GROWTH, SMALL-CAP VALUE, SMALL-CAP GROWTH AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                  PROSPECTUS 117


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

C-Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You may generally open an account through a broker or other financial intermediary who will assist you in completing the necessary application. You will need a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You or your financial intermediary can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or for more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

--------------------------------------------------------------------------------

MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for C-Class Shares are:

o $1,000 for retirement accounts

o $2,500 for all other accounts

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application

o BE SURE TO SIGN THE APPLICATION.

118


TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus and Veterans' Day.

--------------------------------------------------------------------------------

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign markets or exchanges were open.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees. More information about the valuation of the Funds' holdings and the amortized cost method can be found in the Statement of Additional
Information.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business

                                                                  PROSPECTUS 119


Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

   FUND                                     CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
   ALL BENCHMARK FUNDS                          3:45 p.m. *
   ALL SECTOR FUNDS                             3:30 p.m. *
   U.S. GOVERNMENT MONEY MARKET FUND            3:30 p.m. **

* FOR INTERNET TRANSACTIONS IN THE BENCHMARK FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME. FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXINVESTMENTS.COM.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER OR EXCHANGE REQUEST BY 3:30 P.M., EASTERN TIME. FOR SAME DAY REDEMPTION PROCEEDS FROM THE US GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR REDEMPTION ORDER BY 1:00 P.M. EASTERN TIME. DIVIDENDS WILL NOT BE PAID FOR THE DATE OF THE SAME DAY REDEMPTION.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

120


SALES CHARGES
--------------------------------------------------------------------------------

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

CDSC WAIVERS

If your intermediary has entered into arrangements with the Distributor to forego receipt of an initial sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. In addition, the CDSC will be waived upon the redemption of C-Class Shares:

o purchased by reinvesting dividends;

o following the death or disability of a shareholder;

o that, in the aggregate, do not exceed 10% of the current market value the Shares; and

o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

                                                                  PROSPECTUS 121


BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

You will ordinarily submit purchase orders through your financial intermediary. The Funds also offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------
            INITIAL PURCHASE                       SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Complete the account application that    Complete the Rydex investment slip
corresponds to the type of account you   included with your quarterly statement
are opening.                             or send written purchase instructions
                                         that include:
o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.            o YOUR NAME

o MAKE SURE YOUR INVESTMENT MEETS THE    o YOUR SHAREHOLDER ACCOUNT NUMBER
ACCOUNT MINIMUM.
                                         o WHICH RYDEX FUND(S) YOU WANT TO
                                         PURCHASE.
--------------------------------------------------------------------------------
Make your check payable to RYDEX FUNDS.
--------------------------------------------------------------------------------
Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
Include the name of the Rydex Fund(s) you want to purchase on your check.

             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
            PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
                       U.S. GOVERNMENT MONEY MARKET FUND.

--------------------------------------------------------------------------------
      Mail your application and               Mail your written purchase
              check to:                       instructions and check to:

--------------------------------------------------------------------------------
MAILING ADDRESS:

Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------
BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.
--------------------------------------------------------------------------------

122


--------------------------------------------------------------------------------
            INITIAL PURCHASE                          SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Obtain an account number by completing      Be sure to designate in your wire
the account application that corresponds    instructions which Rydex Fund(s) you
to the type of account you are opening.     want to purchase.
Then, fax or mail it to Rydex.

o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.

o MAKE SURE YOUR INVESTMENT MEETS THE
ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

             IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE
                  INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE
                     PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
             PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
                       U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------
BY INTERNET (ACH)

Follow the directions on the Rydex Web site -www.rydexinvestments.com
--------------------------------------------------------------------------------
BY WIRE

RYDEX FAX NUMBER: 301.296.5103

RYDEX SHAREHOLDER SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 123


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV, subject to any applicable CDSC, after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealer through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
MAIL            Rydex Funds
                Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
--------------------------------------------------------------------------------
                301.296.5103
FAX             If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE       800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

124


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the Money Market Fund by writing checks for $500 or more on your existing account. The checks may be made payable to any person or entity and your account will

                                                                  PROSPECTUS 125


continue to earn dividends until the check clears. If your Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of C-Class Shares of any Fund for C-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
MAIL            Rydex Funds
                Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
--------------------------------------------------------------------------------
                301.296.5103
FAX             If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE       800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------
INTERNET        www.rydexinvestments.com
--------------------------------------------------------------------------------

126


Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of C-Class Shares of any Fund for C-Class Shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not all allow for unlimited trading. If you are contemplating an exchange for shares for shares of any Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

                                                                  PROSPECTUS 127


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------



SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.



LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users

128


(including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution and Shareholder Services Plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "C-Class Plan") applicable to C-Class Shares that allows the Funds to pay annual distribution and services fees up to a total of 1.00% of the Funds' average

                                                                  PROSPECTUS 129



daily net assets. The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. The annual 0.75% distribution fee reimburses Rydex Distributors, Inc. (the "Distributor") for paying your financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and U.S. Government Bond Funds, which declare dividends daily and pay them monthly or upon redemption and the Real Estate and Utilities Funds, which may declare and pay dividends quarterly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.



DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

130


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a

                                                                  PROSPECTUS 131


different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS


A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.


TAX CONSIDERATIONS RELATED TO THE REAL ESTATE FUND

It is possible that a significant portion of the dividends paid by REITs may represent a "return of capital." Consequently, a portion of the Real Estate Fund's distributions may also represent a return of capital. Returns of capital distributions are not taxable to you, but you must deduct them from the cost basis of your investment in the Fund. Returns of capital are listed as "nontaxable distributions" on Form 1099-DIV.

It is possible that one or more of the Fund's REIT investments may not indicate what portion of their dividends represent return of capital in time for the Fund to meet its January 31 deadline for sending 1099-DIV forms to investors. In this event, to ensure that you receive accurate and complete tax information, we will send your 1099-DIV for the Fund in February (subject to IRS approval).

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

132


FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA* ...........................................................       .75%
URSA* ...........................................................       .90%
OTC .............................................................       .75%
ARKTOS* .........................................................       .90%
MEDIUS ..........................................................       .90%
MEKROS ..........................................................       .90%
U.S. GOVERNMENT BOND ............................................       .50%
JUNO* ...........................................................       .90%
LARGE-CAP EUROPE ................................................       .90%
LARGE-CAP JAPAN .................................................       .90%
LARGE-CAP VALUE .................................................       .75%
LARGE-CAP GROWTH ................................................       .75%
MID-CAP VALUE ...................................................       .75%
MID-CAP GROWTH ..................................................       .75%
INVERSE MID-CAP .................................................       .90%
SMALL-CAP VALUE .................................................       .75%
SMALL-CAP GROWTH ................................................       .75%
INVERSE SMALL-CAP ...............................................       .90%
SECTOR FUNDS (EXCEPT PRECIOUS METALS) ...........................       .85%
PRECIOUS METALS .................................................       .75%
U.S. GOVERNMENT MONEY MARKET ....................................       .50%

* THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

                                                                  PROSPECTUS 133


FINANCIAL HIGHLIGHTS
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of C-Class Shares. Certain information reflects financial results for a single C-Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an C-Class Share of the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2003, and all years prior, has been audited by Deloitte & Touche LLP. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the SAI.

NOVA FUND

                                                               YEAR             YEAR             YEAR            PERIOD
                                                               ENDED            ENDED            ENDED           ENDED
                                                             MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
C-CLASS                                                        2004             2003             2002             2001*
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                         $  15.20          $ 25.28          $ 26.84          $27.18
----------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                  (.12)            (.08)            (.18)           (.01)

  Net Realized and Unrealized Gains
  (Losses) on Securities                                         8.28           (10.00)           (1.25)           (.33)
----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                      8.16           (10.08)           (1.43)           (.34)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                            --               --             (.13)             --

  Net Realized Capital Gains                                       --               --               --              --
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Value                       8.16           (10.08)           (1.56)           (.34)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                               $  23.36          $ 15.20          $ 25.28          $26.84
============================================================================================================================

TOTAL INVESTMENT RETURN                                         53.72%          (39.87)%          (5.37)%         (1.25)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                 2.26%++          2.28%++          2.27%++         1.86%**

  Net Expenses                                                   2.26%++          2.28%++          2.27%++         1.77%**

  Net Investment Income (Loss)                                  (0.56)%          (0.46)%          (0.72)%         (0.98)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                      540%             603%             401%            117%

  Net Assets, End of Period (000's omitted)                  $ 32,710          $12,627          $10,355          $  111
----------------------------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001--NOVA FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

134


URSA FUND
--------------------------------------------------------------------------------

                                                       YEAR               YEAR              YEAR              PERIOD
                                                       ENDED              ENDED             ENDED             ENDED
                                                      MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
C-CLASS                                                 2004               2003              2002              2001*
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                  $  12.80          $  10.35          $  10.43          $  10.29
--------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                           (.14)             (.12)             (.03)              .01

  Net Realized and Unrealized Gains
  (Losses) on Securities                                 (3.37)             2.64              (.01)              .13
--------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                              (3.51)             2.52              (.04)              .14
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                     --              (.07)             (.04)               --

  Net Realized Capital Gains                              (.40)               --                --                --
--------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value             (3.91)             2.45              (.08)              .14
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                        $   8.89          $  12.80          $  10.35          $  10.43
==========================================================================================================================

TOTAL INVESTMENT RETURN                                 (27.62)%           24.35%            (0.36)%            1.36%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                          2.39%++           2.40%++           2.47%++           2.15%**++

  Net Expenses                                            2.39%++           2.40%++           2.47%++           2.15%**++

  Net Investment Income (Loss)                           (1.42)%           (0.97)%           (0.34)%            3.04%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                --                --                --                --

  Net Assets, End of Period (000's omitted)           $ 45,604          $ 17,540          $  7,007          $     35
--------------------------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 15, 2001--URSA FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                  PROSPECTUS 135


FINANCIAL HIGHLIGHTS
OTC FUND
--------------------------------------------------------------------------------

                                                    YEAR           YEAR          YEAR          PERIOD
                                                    ENDED          ENDED         ENDED          ENDED
                                                  MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,
C-CLASS                                              2004           2003          2002          2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  6.86        $ 10.03        $ 11.20        $ 11.95
-------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                      (.18)          (.14)          (.21)            --

  Net Realized and Unrealized Gains
  (Losses) on Securities                             2.73          (3.03)          (.96)          (.75)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          2.55          (3.17)         (1.17)          (.75)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net Investment Income                                  --             --             --             --
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Value           2.55          (3.17)         (1.17)          (.75)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $  9.41        $  6.86        $ 10.03        $ 11.20
=============================================================================================================

TOTAL INVESTMENT RETURN                             37.17%        (31.61)%       (10.45)%        (6.28)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.23%          2.26%          2.24%          2.37%**

  Net Expenses                                       2.23%          2.26%          2.24%          2.09%**

  Net Investment Income (Loss)                      (1.97)%        (1.98)%        (2.13)%        (2.03)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                          139%           180%           109%           228%

  Net Assets, End of Period (000's omitted)       $13,653        $ 8,331        $ 3,545        $    32
-------------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001--OTC FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

136


ARKTOS FUND
--------------------------------------------------------------------------------

                                                    YEAR             YEAR               YEAR            PERIOD
                                                    ENDED            ENDED             ENDED             ENDED
                                                  MARCH 31,        MARCH 31,         MARCH 31,         MARCH 31,
C-CLASS                                              2004             2003              2002              2001*
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  36.92          $  31.93          $  35.74          $  29.14
-------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                       (.38)             3.08               .43                --

  Net Realized and Unrealized Gains
  (Losses) on Securities                            (11.71)             3.05             (3.95)             6.60
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value

  Resulting from Operations                         (12.09)             6.13             (3.52)             6.60
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                 --             (1.14)             (.29)               --
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value        (12.09)             4.99             (3.81)             6.60
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $  24.83          $  36.92          $  31.93          $  35.74
========================================================================================================================

TOTAL INVESTMENT RETURN                             (32.75)%           19.02%            (9.80)%           22.65%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                      2.41%++           2.41%++           2.38%++           2.28%**++

  Net Expenses                                        2.41%++           2.41%++           2.38%++           2.27%**++

  Net Investment Income (Loss)                       (1.48)%            8.23%             1.45%             0.00%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                            --                --                --             1,788%

  Net Assets, End of Period (000's omitted)       $ 34,375          $  2,673          $  1,996          $     22
-------------------------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 7, 2001--ARKTOS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                  PROSPECTUS 137


FINANCIAL HIGHLIGHTS
MEDIUS FUND
--------------------------------------------------------------------------------

                                                     YEAR            YEAR           PERIOD
                                                    ENDED            ENDED           ENDED
                                                  MARCH 31,        MARCH 31,       MARCH 31,
C-CLASS                                              2004             2003           2002*
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  15.85        $  26.00        $  24.53
------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                       (.31)           (.17)           (.13)

  Net Realized and Unrealized Gains
  (Losses) on Securities                             12.22           (9.87)           1.60
------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          11.91          (10.04)           1.47
------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                 --            (.11)             --

  Net Realized Capital Gains                            --              --              --
------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Value           11.91          (10.15)           1.47
------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $  27.76        $  15.85        $  26.00
================================================================================================

TOTAL INVESTMENT RETURN                              75.14%         (38.65)%          5.99%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                      2.41%           2.43%           2.44%**

  Net Expenses                                        2.41%           2.43%           2.44%**

  Net Investment Income (Loss)                       (1.31)%         (0.95)%         (0.96)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                         1,239%          2,322%            893%

  Net Assets, End of Period (000's omitted)       $ 14,444        $  5,610        $  1,734
------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 20, 2001--MEDIUS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

138


MEKROS FUND
--------------------------------------------------------------------------------

                                                    YEAR           YEAR            YEAR         PERIOD
                                                    ENDED          ENDED          ENDED          ENDED
                                                  MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                              2004          2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $ 12.75        $ 22.47        $ 19.99        $ 24.28
-----------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                      (.28)          (.15)          (.07)           .17

  Net Realized and Unrealized Gains
  (Losses) on Securities                            13.16          (9.53)          2.55          (4.46)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value

  Resulting from Operations                         12.88          (9.68)          2.48          (4.29)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                --             --             --             --

  Net Realized Capital Gains                           --           (.04)            --             --
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value        12.88          (9.72)          2.48          (4.29)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $ 25.63        $ 12.75        $ 22.47        $ 19.99
===========================================================================================================

TOTAL INVESTMENT RETURN                            101.02%        (43.12)%        12.41%        (17.67)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.41%          2.43%          2.44%          2.54%**

  Net Expenses                                       2.41%          2.43%          2.44%          2.52%**

  Net Investment Income (Loss)                      (1.34)%        (0.91)%        (0.33)%         3.80%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                          965%           746%           714%            --

  Net Assets, End of Period (000's omitted)       $48,851        $13,530        $20,604        $     2
-----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 23, 2001--MEKROS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 139


FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                    YEAR           YEAR            PERIOD
                                                    ENDED          ENDED            ENDED
                                                  MARCH 31,      MARCH 31,        MARCH 31,
C-CLASS                                             2004            2003             2002*
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  10.97        $   9.12        $   9.42
----------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                        .30             .31             .32

  Net Realized and Unrealized Gains
  (Losses) on Securities                               .08            1.85            (.32)
----------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                            .38            2.16              --
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                               (.30)           (.31)           (.30)
----------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value           .08            1.85            (.30)
----------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $  11.05        $  10.97        $   9.12
==============================================================================================

TOTAL INVESTMENT RETURN                               3.59%          23.93%          (0.14)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                      1.96%           1.95%           1.79%**

  Net Expenses                                        1.96%           1.95%           1.79%**

  Net Investment Income (Loss)                        2.85%           2.86%           3.53%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                         1,143%          2,404%            860%

  Net Assets, End of Period (000's omitted)       $  3,828        $  2,163        $    209
----------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--U.S. GOVERNMENT BOND
      FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

140


JUNO FUND
--------------------------------------------------------------------------------

                                                     YEAR             YEAR              YEAR              YEAR
                                                    ENDED             ENDED             ENDED             ENDED
                                                  MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
C-CLASS                                              2004              2003             2002++           2001*++
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  20.88           $ 26.16           $ 25.59          $ 25.65
----------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                       (.29)             (.17)              .15               --

  Net Realized and Unrealized Gains
  (Losses) on Securities                             (1.35)            (5.11)              .42             (.06)
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value

  Resulting from Operations                          (1.64)            (5.28)              .57             (.06)
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                 --                --                --               --
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value         (1.64)            (5.28)              .57             (.06)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                    $  19.24           $ 20.88           $ 26.16          $ 25.59
======================================================================================================================

TOTAL INVESTMENT RETURN                              (7.85)%          (20.13)%            2.23%           (0.23)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                      2.38%+++          2.40%+++          2.47%+++         2.48%**+++

  Net Expenses                                        2.38%+++          2.40%+++          2.47%+++         2.48%**+++

  Net Investment Income (Loss)                       (1.45)%           (1.64)%            0.55%            2.70%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                           187%               --                --               --

  Net Assets, End of Period (000's omitted)       $489,918           $60,969           $   877          $ 1,702
----------------------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 28, 2001--JUNO FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 AND MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.

+++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                  PROSPECTUS 141


FINANCIAL HIGHLIGHTS
LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                   YEAR           YEAR           PERIOD
                                                   ENDED         ENDED            ENDED
                                                 MARCH 31,      MARCH 31,       MARCH 31,
C-CLASS                                            2004           2003            2002*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  9.74        $ 15.22        $ 19.09
---------------------------------------------------------------------------------------------
  Net Investment Loss+                              (1.18)          (.10)          (.11)

  Net Realized and Unrealized Gains
  (Losses) on Securities                             6.77          (5.38)         (3.76)
---------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          5.59          (5.48)         (3.87)
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Realized Capital Gains                         (.71)            --             --
---------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value         4.88          (5.48)         (3.87)
---------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $ 14.62        $  9.74        $ 15.22
=============================================================================================

TOTAL INVESTMENT RETURN                             57.29%        (36.01)%       (20.27)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.47%          2.45%          2.69%**

  Net Expenses                                       2.47%          2.45%          2.69%**

  Net Investment Loss                               (8.31)%        (0.96)%        (0.82)%**

SUPPLEMENTARY DATA:

  Net Assets, End of Period (000's omitted)       $ 1,999        $ 1,957        $   116
---------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 10, 2001-- LARGE-CAP EUROPE
      FUND.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

142


LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                    YEAR           YEAR         PERIOD
                                                   ENDED          ENDED          ENDED
                                                 MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                            2004           2003++        2002*++
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $ 18.96        $ 27.24        $ 25.65
---------------------------------------------------------------------------------------------
  Net Investment Loss+                               (.80)          (.18)          (.03)

  Net Realized and Unrealized Gains
  (Losses) on Securities                            16.26          (8.10)          1.62
---------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                         15.46          (8.28)          1.59
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Realized Capital Gains                         (.24)            --             --
---------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value        15.22          (8.28)          1.59
---------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $ 34.18        $ 18.96        $ 27.24
=============================================================================================

TOTAL INVESTMENT RETURN                             81.72%        (30.40)%         6.20%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.42%          2.36%          2.20%**

  Net Expenses                                       2.42%          2.36%          2.20%**

  Net Investment Loss                               (2.85)%        (0.68)%        (0.72)%**

SUPPLEMENTARY DATA:

  Net Assets, End of Period (000's omitted)       $ 5,572        $     9        $    12
---------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 1, 2002--LARGE-CAP JAPAN FUND.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 17, 2003.

                                                                  PROSPECTUS 143


FINANCIAL HIGHLIGHTS
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                               PERIOD
                                                                                ENDED
                                                                              MARCH 31,
C-CLASS                                                                         2004*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                           $25.00
-----------------------------------------------------------------------------------------
  Net Investment Loss+                                                           (.05)

  Net Realized and Unrealized Gains (Losses) on Securities                        .64
-----------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations            .59
-----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                                      --

  Net Increase (Decrease) in Net Asset Value                                      .59
-----------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                                 $25.59
=========================================================================================

TOTAL INVESTMENT RETURN                                                          2.36%

RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                 2.11%**

  Net Expenses                                                                   2.11%**

  Net Investment Loss                                                           (1.68)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                      177%

  Net Assets, End of Period (000's omitted)                                    $2,207
-----------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

144


MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                             PERIOD
                                                                             ENDED
                                                                           MARCH 31,
C-CLASS                                                                       2004*
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                        $25.00
---------------------------------------------------------------------------------------
  Net Investment Loss+                                                        (.02)

  Net Realized and Unrealized Gains (Losses) on Securities                     .13
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations         .11
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                   .11
---------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                              $25.11
=======================================================================================

TOTAL INVESTMENT RETURN                                                       0.44%

RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                              2.11%**
  Net Expenses                                                                2.11%**
  Net Investment Loss                                                        (0.50)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   172%

  Net Assets, End of Period (000's omitted)                                 $  710
---------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 145


FINANCIAL HIGHLIGHTS
LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                             PERIOD
                                                                              ENDED
                                                                            MARCH 31,
C-CLASS                                                                       2004*
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                         $25.00
---------------------------------------------------------------------------------------
  Net Investment Loss+                                                         (.02)

  Net Realized and Unrealized Gains (Losses) on Securities                     (.13)
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations         (.15)
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                                    --

  Net Increase (Decrease) in Net Asset Value                                   (.15)
---------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                               $24.85
=======================================================================================

TOTAL INVESTMENT RETURN                                                       (0.60)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                               2.10%**

  Net Expenses                                                                 2.10%**

  Net Investment Loss                                                         (0.53)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                    202%

  Net Assets, End of Period (000's omitted)                                  $2,612
---------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

146


SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                             PERIOD
                                                                              ENDED
                                                                            MARCH 31,
C-CLASS                                                                       2004*
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                          $25.00

  Net Investment Loss+                                                          (.04)

  Net Realized and Unrealized Gains (Losses) on Securities                       .37
------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations           .33
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                                     --

  Net Increase (Decrease) in Net Asset Value                                     .33
------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                                $25.33
==========================================================================================

TOTAL INVESTMENT RETURN                                                         1.32%

RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                2.08%**

  Net Expenses                                                                  2.08%**

  Net Investment Loss                                                          (1.31)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                     117%

  Net Assets, End of Period (000's omitted)                                   $2,505
------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 147


FINANCIAL HIGHLIGHTS
MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
C-CLASS                                                                      2004*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                        $25.00
-----------------------------------------------------------------------------------------
  Net Investment Loss+                                                        (.05)

  Net Realized and Unrealized Gains (Losses) on Securities                     .20
-----------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations         .15
-----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                   .15
-----------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                              $25.15
=========================================================================================

TOTAL INVESTMENT RETURN                                                       0.60%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              2.10%**

  Net Expenses                                                                2.10%**

  Net Investment Loss                                                        (1.50)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   356%

  Net Assets, End of Period (000's omitted)                                 $1,172
-----------------------------------------------------------------------------------------

  *   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

148


LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
C-CLASS                                                                      2004*
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                        $25.00
--------------------------------------------------------------------------------------
  Net Investment Loss+                                                        (.05)

  Net Realized and Unrealized Gains (Losses) on Securities                    (.77)
--------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations        (.82)
--------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                  (.82)
--------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                              $24.18
======================================================================================

TOTAL INVESTMENT RETURN                                                      (3.28)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              2.08%**

  Net Expenses                                                                2.08%**

  Net Investment Loss                                                        (1.25)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                   296%

  Net Assets, End of Period (000's omitted)                                     --
--------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 149


FINANCIAL HIGHLIGHTS
INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
C-CLASS                                                                      2004*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                        $50.00
----------------------------------------------------------------------------------------
  Net Investment Loss+                                                        (.08)

  Net Realized and Unrealized Gains (Losses) on Securities                   (1.15)
----------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations       (1.23)
----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                                   --

  Net Increase (Decrease) in Net Asset Value                                 (1.23)
----------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                              $48.77
========================================================================================

TOTAL INVESTMENT RETURN                                                      (2.46)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              2.24%**

  Net Expenses                                                                2.24%**

  Net Investment Loss                                                        (1.42)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                    --

  Net Assets, End of Period (000's omitted)                                 $  492
----------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

150


INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                            PERIOD
                                                                             ENDED
                                                                           MARCH 31,
C-CLASS                                                                      2004*
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                        $50.00
=======================================================================================
  Net Investment Loss+                                                        (.08)

  Net Realized and Unrealized Gains (Losses) on Securities                    (.94)
---------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations       (1.02)
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                                   --
  Net Increase (Decrease) in Net Asset Value                                 (1.02)
---------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                              $48.98
=======================================================================================

TOTAL INVESTMENT RETURN                                                      (2.04)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                              2.23%**

  Net Expenses                                                                2.23%**

  Net Investment Loss                                                        (1.45)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                    --

  Net Assets, End of Period (000's omitted)                                 $  137
---------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 151


FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                      YEAR              YEAR             YEAR           PERIOD
                                                      ENDED             ENDED            ENDED           ENDED
                                                    MARCH 31,         MARCH 31,        MARCH 31,       MARCH 31,
C-CLASS                                               2004              2003             2002            2001*
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                $   1.00          $   1.00          $  1.00        $  1.00
--------------------------------------------------------------------------------------------------------------------
  Net Investment Income+                                  --ss.ss.          --ss.           .01            .02
--------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Asset Value
  Resulting from Operations                               --                --              .01            .02
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                  (--)ss.ss.        (--)ss.         (.01)          (.02)
--------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Asset Value                         --                --               --             --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                      $   1.00          $   1.00          $  1.00        $  1.00
====================================================================================================================

TOTAL INVESTMENT RETURN                                 0.01%             0.08%            1.35%          1.97%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                        1.90%             1.91%            1.80%          1.79%**

  Net Expenses                                          1.08%             1.50%            1.80%          1.78%**

  Net Investment Income                                 0.01%             0.06%            1.13%          4.31%**

SUPPLEMENTARY DATA:

  Net Assets, End of Period (000's omitted)         $131,074          $201,745          $47,920        $37,514
--------------------------------------------------------------------------------------------------------------------

*      SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 19, 2000.

**     ANNUALIZED

+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

ss.    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.0006

ss.ss. LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00006

152


BANKING FUND
--------------------------------------------------------------------------------

                                                    YEAR            YEAR          YEAR          PERIOD
                                                   ENDED           ENDED          ENDED         ENDED
                                                  MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                             2004            2003           2002          2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  7.12        $  8.54        $  8.27        $  8.27
-----------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                       .04            .02            .03             --

  Net Realized and Unrealized Gains (Losses)
  on Securities                                      2.79          (1.23)           .53             --
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          2.83          (1.21)           .56             --
-----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                              (.08)          (.21)          (.29)            --
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value         2.75          (1.42)           .27             --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $  9.87        $  7.12        $  8.54        $  8.27
===========================================================================================================

TOTAL INVESTMENT RETURN                             39.76%        (14.35)%         7.19%          0.00%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.37%          2.38%          2.40%          0.00%**

  Net Expenses                                       2.37%          2.38%          2.40%          0.00%**

  Net Investment Income (Loss)                       0.41%          0.23%          0.42%          0.00%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                        1,435%         1,495%         1,292%         1,394%

  Net Assets, End of Period (000's omitted)       $ 1,829        $    76        $    15        $    14
-----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 153


FINANCIAL HIGHLIGHTS
BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                  YEAR           YEAR         PERIOD
                                                                  ENDED         ENDED          ENDED
                                                                MARCH 31,      MARCH 31,     MARCH 31,
C-CLASS                                                           2004          2003++        2002*++
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $ 16.86        $ 24.03        $ 23.13
----------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                    (.14)          (.06)          (.03)

  Net Realized and Unrealized Gains (Losses) on Securities         8.09          (7.08)          1.20
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset
  Value Resulting from Operations                                  7.95          (7.14)          1.17
----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                            (.13)          (.03)          (.27)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       7.82          (7.17)           .90
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 24.68        $ 16.86        $ 24.03
==========================================================================================================

TOTAL INVESTMENT RETURN                                           47.25%        (29.72)%         5.10%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.38%          2.39%          2.60%**

  Net Expenses                                                     2.38%          2.39%          2.60%**

  Net Investment Income (Loss)                                    (0.62)%        (0.23)%        (0.13)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                      1,669%         1,943%         1,523%

  Net Assets, End of Period (000's omitted)                     $ 5,311        $   294        $   525
----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2001

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

154


BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                    YEAR          YEAR           YEAR          PERIOD
                                                    ENDED         ENDED          ENDED          ENDED
                                                  MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                             2004           2003           2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $ 13.47        $ 20.66        $ 21.66        $ 21.66
-----------------------------------------------------------------------------------------------------------
  Net Investment Loss+                               (.43)          (.33)          (.54)            --

  Net Realized and Unrealized Gains (Losses)
  on Securities                                      6.88          (6.86)          (.46)            --
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          6.45          (7.19)         (1.00)            --
-----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                --             --             --             --
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value         6.45          (7.19)         (1.00)            --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $ 19.92        $ 13.47        $ 20.66        $ 21.66
===========================================================================================================

TOTAL INVESTMENT RETURN                             47.88%        (34.80)%        (4.62)%         0.00%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.36%          2.38%          2.38%          0.00%**

  Net Expenses                                       2.36%          2.38%          2.38%          0.00%**

  Net Investment Loss                               (2.32)%        (2.30)%        (2.36)%         0.00%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                          548%           477%           390%           305%

  Net Assets, End of Period (000's omitted)       $ 3,567        $ 1,667        $   967        $     3
-----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 155


FINANCIAL HIGHLIGHTS
CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                 YEAR            YEAR         PERIOD
                                                                 ENDED           ENDED         ENDED
                                                               MARCH 31,       MARCH 31,     MARCH 31,
C-CLASS                                                          2004            2003++       2002*++
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $ 20.52        $ 24.93        $ 21.81
---------------------------------------------------------------------------------------------------------
  Net Investment Loss+                                             (.20)          (.09)          (.03)

  Net Realized and Unrealized Gains (Losses) on Securities         7.65          (4.20)          3.21
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                        7.45          (4.29)          3.18
---------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                            (.05)          (.12)          (.06)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       7.40          (4.41)          3.12
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 27.92        $ 20.52        $ 24.93
=========================================================================================================

TOTAL INVESTMENT RETURN                                           36.36%        (17.20)%        14.57%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.37%          2.39%          2.57%**

  Net Expenses                                                     2.37%          2.39%          2.57%**

  Net Investment Loss                                             (0.79)%        (0.35)%        (0.19)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                        914%         1,205%           890%

  Net Assets, End of Period (000's omitted)                     $ 4,259        $   196        $   501
---------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: JULY 24, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

156


ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                  YEAR           YEAR            YEAR          PERIOD
                                                  ENDED          ENDED           ENDED         ENDED
                                                 MARCH 31,      MARCH 31,       MARCH 31,     MARCH 31,
C-CLASS                                            2004           2003            2002          2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  7.91        $ 16.82        $ 16.54        $ 18.72
----------------------------------------------------------------------------------------------------------
  Net Investment Loss+                               (.27)          (.22)          (.37)          (.01)

  Net Realized and Unrealized Gains (Losses)
  on Securities                                      5.36          (8.69)           .65          (2.17)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          5.09          (8.91)           .28          (2.18)
----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                --             --             --             --
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value         5.09          (8.91)           .28          (2.18)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $ 13.00        $  7.91        $ 16.82        $ 16.54
==========================================================================================================

TOTAL INVESTMENT RETURN                             64.35%        (52.97)%         1.69%        (11.65)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.36%          2.39%          2.49%          2.11%**

  Net Expenses                                       2.36%          2.39%          2.49%          1.82%**

  Net Investment Loss                               (2.20)%        (2.21)%        (2.27)%        (1.76)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                        1,359%         2,413%         1,279%           705%

  Net Assets, End of Period (000's omitted)       $ 1,111        $   940        $   388        $     2
----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 157


FINANCIAL HIGHLIGHTS
ENERGY FUND
--------------------------------------------------------------------------------

                                                                  YEAR          YEAR          PERIOD
                                                                  ENDED         ENDED          ENDED
                                                                MARCH 31,     MARCH 31,       MARCH 31,
C-CLASS                                                           2004           2003           2002*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $  8.63        $ 11.14        $ 11.87
---------------------------------------------------------------------------------------------------------
  Net Investment Loss+                                             (.12)          (.07)          (.09)

  Net Realized and Unrealized Gains (Losses) on Securities         3.12          (2.43)          (.54)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                        3.00          (2.50)          (.63)
---------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                            (.03)          (.01)          (.10)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       2.97          (2.51)          (.73)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 11.60        $  8.63        $ 11.14
=========================================================================================================

TOTAL INVESTMENT RETURN                                           34.86%        (22.48)%        (5.22)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.36%          2.38%          2.51%**

  Net Expenses                                                     2.36%          2.38%          2.51%**

  Net Investment Loss                                             (1.08)%        (0.81)%        (0.92)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                        913%         1,362%         1,502%

  Net Assets, End of Period (000's omitted)                     $ 6,571        $ 1,471        $   392
---------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

158


ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                   YEAR           YEAR          YEAR           PERIOD
                                                   ENDED          ENDED         ENDED           ENDED
                                                 MARCH 31,      MARCH 31,     MARCH 31,       MARCH 31,
C-CLASS                                            2004          2003++        2002++          2001*++
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $17.04        $ 22.23        $ 27.30        $27.30
--------------------------------------------------------------------------------------------------------
  Net Investment Loss+                              (.35)          (.30)          (.30)           --

  Net Realized and Unrealized Gains (Losses)
  on Securities                                     4.43          (4.89)         (4.77)           --
--------------------------------------------------------------------------------------------------------
  Net Incease (Decrease) in Net Asset Value
  Resulting from Operations                         4.08          (5.19)         (5.07)           --
--------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                               --             --             --            --
--------------------------------------------------------------------------------------------------------
  Net (Increase) Decrease in Net Asset Value        4.08          (5.19)         (5.07)           --
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $21.12        $ 17.04        $ 22.23        $27.30
========================================================================================================

TOTAL INVESTMENT RETURN                            23.94%        (23.35)%       (18.57)%        0.00%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                    2.37%          2.39%          2.57%         0.00%**

  Net Expenses                                      2.37%          2.39%          2.57%         0.00%**

  Net Investment Loss                              (1.86)%        (1.60)%        (1.60)%        0.00%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                       1,009%           971%           949%          944%

  Net Assets, End of Period (000's omitted)       $2,833        $   651        $   697        $    3
--------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS:MARCH 30, 2001--ENERGY SERVICES FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 159


FINANCIAL HIGHLIGHTS
FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                    YEAR           YEAR           PERIOD
                                                    ENDED          ENDED          ENDED
                                                  MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                             2004           2003           2002*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  7.57        $ 10.14        $ 10.46
-------------------------------------------------------------------------------------------
  Net Investment Loss+                               (.02)          (.02)          (.05)

  Net Realized and Unrealized Gains (Losses)
  on Securities                                      3.33          (2.53)          (.17)
-------------------------------------------------------------------------------------------
  Net Incease (Decrease) in Net Asset Value
  Resulting from Operations                          3.31          (2.55)          (.22)
-------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                              (.04)          (.02)          (.10)
-------------------------------------------------------------------------------------------
  Net (Increase) Decrease in Net Asset Value         3.27          (2.57)          (.32)
-------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $ 10.84        $  7.57        $ 10.14
===========================================================================================

TOTAL INVESTMENT RETURN                             43.78%        (25.19)%        (2.02)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.37%          2.37%          2.52%**

  Net Expenses                                       2.37%          2.37%          2.52%**

  Net Investment Loss                               (0.23)%        (0.19)%        (0.50)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                        1,200%         2,336%         1,110%

  Net Assets, End of Period (000's omitted)       $ 2,242        $   222        $   526
-------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS:APRIL 19, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

160


HEALTH CARE FUND

--------------------------------------------------------------------------------

                                                    YEAR           YEAR          YEAR          PERIOD
                                                    ENDED          ENDED         ENDED          ENDED
                                                  MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,
C-CLASS                                             2004           2003           2002           2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD              $  9.03        $ 11.25        $ 11.25        $ 11.25
----------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                      (.18)          (.12)          (.18)            --

  Net Realized and Unrealized Gains (Losses)
  on Securities                                      3.26          (2.10)           .18             --
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          3.08          (2.22)            --             --
----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS                           --             --             --             --
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value         3.08          (2.22)            --             --
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                    $ 12.11        $  9.03        $ 11.25        $ 11.25
==========================================================================================================

TOTAL INVESTMENT RETURN                             34.11%        (19.73)%         0.00%          0.00%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                     2.37%          2.37%          2.54%          0.00%**

  Net Expenses                                       2.37%          2.37%          2.54%          0.00%**

  Net Investment Income (Loss)                      (1.60)%        (1.30)%        (1.59)%         0.00%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                        1,204%         1,395%           936%         1,399%

  Net Assets, End of Period (000's omitted)       $ 2,865        $   421        $ 1,085        $     3
----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS:MARCH 30, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 161


FINANCIAL HIGHLIGHTS
INTERNET FUND
--------------------------------------------------------------------------------

                                                                 YEAR          YEAR          PERIOD
                                                                 ENDED        ENDED          ENDED
                                                               MARCH 31,     MARCH 31,      MARCH 31,
C-CLASS                                                          2004          2003           2002*
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $20.04        $ 30.28        $ 53.40
--------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                   (.72)          (.50)          (.78)

  Net Realized and Unrealized Gains (Losses) on Securities       15.32          (9.74)        (22.34)
--------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                      14.60         (10.24)        (23.12)
--------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS                                        --             --             --
--------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                     14.60         (10.24)        (23.12)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $34.64        $ 20.04        $ 30.28
========================================================================================================

TOTAL INVESTMENT RETURN                                          72.85%        (33.82)%       (43.30)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                  2.36%          2.37%          2.36%**

  Net Expenses                                                    2.36%          2.37%          2.36%**

  Net Investment Income (Loss)                                   (2.31)%        (2.34)%        (2.33)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                     1,340%         2,052%         2,186%

  Net Assets, End of Period (000's omitted)                     $1,556        $   234        $   149
--------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS:APRIL 19, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

162


LEISURE FUND
--------------------------------------------------------------------------------

                                                                 YEAR           YEAR          PERIOD
                                                                 ENDED          ENDED          ENDED
                                                               MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                                           2004         2003++         2002*++
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $ 17.61        $ 23.79        $ 29.01
----------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                    (.38)          (.36)          (.45)

  Net Realized and Unrealized Gains (Losses) on Securities         9.70          (5.82)         (4.77)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                        9.32          (6.18)         (5.22)
----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                              --             --             --
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       9.32          (6.18)         (5.22)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 26.93        $ 17.61        $ 23.79
==========================================================================================================

TOTAL INVESTMENT RETURN                                           52.92%        (25.98)%       (17.99)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.37%          2.39%          2.53%**

  Net Expenses                                                     2.37%          2.39%          2.53%**

  Net Investment Income (Loss)                                    (1.59)%        (1.70)%        (2.14)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                      1,870%         3,179%         2,609%

  Net Assets, End of Period (000's omitted)                     $ 2,165        $    36        $    87
----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 163


FINANCIAL HIGHLIGHTS
PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                  YEAR           YEAR         PERIOD
                                                                  ENDED          ENDED         ENDED
                                                                MARCH 31,      MARCH 31,     MARCH 31,
C-CLASS                                                           2004           2003           2002*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $ 26.35        $ 27.72        $ 20.41
---------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                    (.51)          (.27)          (.26)

  Net Realized and Unrealized Gains (Losses) on Securities        17.33          (1.10)          7.71
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                       16.82          (1.37)          7.45
---------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                            (.01)            --           (.14)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                      16.81          (1.37)          7.31
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 43.16        $ 26.35        $ 27.72
=========================================================================================================

TOTAL INVESTMENT RETURN                                           63.83%         (4.94)%        36.75%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.27%          2.27%          2.38%**

  Net Expenses                                                     2.27%          2.27%          2.38%**

  Net Investment Income (Loss)                                    (1.38)%        (0.94)%        (1.23)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                        550%           744%           839%

  Net Assets, End of Period (000's omitted)                     $17,998        $ 2,150        $   910
---------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

164


REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                             PERIOD
                                                                             ENDED
                                                                           MARCH 31,
C-CLASS                                                                      2004*
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                                        $ 25.00
----------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                                 .02

  Net Realized and Unrealized Gains (Losses) on Securities                     1.61
----------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations         1.63
----------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                                          --
----------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                                   1.63
----------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                              $ 26.63
========================================================================================

TOTAL INVESTMENT RETURN                                                        6.52%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                               2.36%**

  Net Expenses                                                                 2.36%**

  Net Investment Income (Loss)                                                 0.72%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                                    102%

  Net Assets, End of Period (000's omitted)                                 $ 7,562
----------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 165


FINANCIAL HIGHLIGHTS
RETAILING FUND
--------------------------------------------------------------------------------

                                                                 YEAR           YEAR          PERIOD
                                                                 ENDED          ENDED          ENDED
                                                               MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                                          2004            2003          2002*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $  7.81        $ 11.02        $ 10.68
----------------------------------------------------------------------------------------------------------
  Net Investment Loss+                                             (.18)          (.20)          (.20)

  Net Realized and Unrealized Gains (Losses) on Securities         3.74          (3.01)           .54
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                        3.56          (3.21)           .34
----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS                                         --             --             --
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       3.56          (3.21)           .34
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 11.37        $  7.81        $ 11.02
==========================================================================================================

TOTAL INVESTMENT RETURN                                           45.58%        (29.13)%         3.18%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.36%          2.32%          2.70%**

  Net Expenses                                                     2.36%          2.32%          2.70%**

  Net Investment Loss                                             (1.72)%        (1.89)%        (2.13)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                      1,825%         3,788%         2,030%

  Net Assets, End of Period (000's omitted)                     $ 2,362        $    85        $ 1,028
----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 9, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

166


TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                  YEAR           YEAR          PERIOD
                                                                  ENDED          ENDED          ENDED
                                                                MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                                           2004           2003            2002*
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $  7.00        $ 10.90        $ 14.82
---------------------------------------------------------------------------------------------------------
  Net Investment Loss+                                             (.21)          (.18)          (.25)

  Net Realized and Unrealized Gains (Losses) on Securities         4.31          (3.72)         (3.67)
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                        4.10          (3.90)         (3.92)
---------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS                                         --             --             --
---------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       4.10          (3.90)         (3.92)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 11.10        $  7.00        $ 10.90
=========================================================================================================

TOTAL INVESTMENT RETURN                                           58.57%        (35.78)%       (26.45)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.36%          2.37%          2.43%**

  Net Expenses                                                     2.36%          2.37%          2.43%**

  Net Investment Loss                                             (2.13)%        (2.07)%        (2.22)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                      1,853%         1,938%         1,017%

  Net Assets, End of Period (000's omitted)                     $ 1,101        $   434        $   424
---------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                  PROSPECTUS 167


FINANCIAL HIGHLIGHTS
TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                  YEAR            YEAR        PERIOD
                                                                  ENDED          ENDED         ENDED
                                                                MARCH 31,      MARCH 31,     MARCH 31,
C-CLASS                                                           2004           2003++       2002*++
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $  9.84        $ 14.97        $ 26.91
-----------------------------------------------------------------------------------------------------------
  Net Investment Loss+                                             (.15)          (.09)          (.24)

  Net Realized and Unrealized Gains (Losses) on Securities         5.42          (5.04)        (11.61)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                        5.27          (5.13)        (11.85)
-----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                            (.05)            --             --

  Net Realized Capital Gain                                          --             --           (.09)
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       5.22          (5.13)        (11.94)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 15.06        $  9.84        $ 14.97
===========================================================================================================

TOTAL INVESTMENT RETURN                                           53.62%        (34.27)%       (44.16)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.37%          2.41%          2.43%**

  Net Expenses                                                     2.37%          2.41%          2.43%**

  Net Investment Loss                                             (1.09)%        (0.71)%        (1.25)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                      1,506%         2,431%         1,192%

  Net Assets, End of Period (000's omitted)                     $ 3,635        $   774        $    19
-----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

168


TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                 YEAR           YEAR          PERIOD
                                                                 ENDED          ENDED          ENDED
                                                               MARCH 31,      MARCH 31,      MARCH 31,
C-CLASS                                                           2004          2003++        2002*++
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $ 14.85        $ 20.73        $ 20.04
-----------------------------------------------------------------------------------------------------------
  Net Investment Loss+                                             (.25)          (.27)          (.24)

  Net Realized and Unrealized Gains (Losses) on Securities         3.83          (5.61)           .93
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                        3.58          (5.88)           .69
-----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                              --             --             --

  Net Realized Capital Gain                                          --             --             --
-----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       3.58          (5.88)           .69
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 18.43        $ 14.85        $ 20.73
===========================================================================================================

TOTAL INVESTMENT RETURN                                           24.11%        (28.36)%         3.44%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.36%          2.36%          2.59%**

  Net Expenses                                                     2.36%          2.36%          2.59%**

  Net Investment Loss                                             (1.53)%        (1.51)%        (1.35)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                      1,624%         2,786%         1,704%

  Net Assets, End of Period (000's omitted)                     $   656        $   514        $   654
-----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 14, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                                                  PROSPECTUS 169


FINANCIAL HIGHLIGHTS
UTILITIES FUND
--------------------------------------------------------------------------------

                                                                  YEAR           YEAR         PERIOD
                                                                  ENDED         ENDED          ENDED
                                                                MARCH 31,      MARCH 31,     MARCH 31,
C-CLASS                                                           2004          2003++        2002*++
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD                            $ 15.93        $ 25.08        $ 37.98
----------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)+                                     .22            .30           (.12)

  Net Realized and Unrealized Gains (Losses) on Securities         4.59          (8.91)        (11.22)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                                        4.81          (8.61)        (11.34)
----------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:

  Net Investment Income                                            (.97)          (.54)         (1.56)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Asset Value                       3.84          (9.15)        (12.90)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                  $ 19.77        $ 15.93        $ 25.08
==========================================================================================================

TOTAL INVESTMENT RETURN                                           30.80%        (34.40)%       (29.95)%

RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                                   2.36%          2.42%          2.76%**

  Net Expenses                                                     2.36%          2.42%          2.76%**

  Net Investment Income (Loss)                                     1.19%          1.56%         (0.48)%**

SUPPLEMENTARY DATA:

  Portfolio Turnover Rate***                                      1,609%         3,158%         2,418%

  Net Assets, End of Period (000's omitted)                     $ 3,948        $   939        $   192
----------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001--UTILITIES FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

170


BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S, NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY, INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.



"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.



DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                                                  PROSPECTUS 171



ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.



YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO]RydexInvestments
Essential for modern markets(TM)

--------------------------------------------------------------------------------

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                  A-CLASS SHARES


                                                                  AUGUST 1, 2004


BENCHMARK FUNDS                                MONEY MARKET FUND

NOVA                                           U.S. GOVERNMENT MONEY MARKET
URSA
OTC
ARKTOS
MEDIUS
MEKROS
U.S. GOVERNMENT BOND
JUNO
LARGE-CAP EUROPE
LARGE-CAP JAPAN
INVERSE SMALL-CAP
INVERSE MID-CAP

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                          [LOGO]RydexInvestments
                                                Essential for modern markets(TM)

RSEA-1-0804
X0705

TABLE OF CONTENTS
--------------------------------------------------------------------------------

BENCHMARK FUNDS
Common Risk/Return Information                                                 2
Nova Fund                                                                      3
Ursa Fund                                                                      6
OTC Fund                                                                       9
Arktos Fund                                                                   12
Medius Fund                                                                   15
Mekros Fund                                                                   18
U.S. Government Bond Fund                                                     21
Juno Fund                                                                     24
Large-Cap Europe Fund                                                         27
Large-Cap Japan Fund                                                          30
Inverse Mid-Cap Fund                                                          33
Inverse Small-Cap Fund                                                        35

MONEY MARKET FUND
U.S. Government Money Market Fund                                             37

INVESTMENTS AND RISK                                                          40

SHAREHOLDER INFORMATION                                                       48

TRANSACTION INFORMATION                                                       49

SALES CHARGES                                                                 51

BUYING FUND SHARES                                                            54

SELLING FUND SHARES                                                           56

EXCHANGING FUND SHARES                                                        58

RYDEX ACCOUNT POLICIES                                                        60

DISTRIBUTION PLAN                                                             61

DIVIDENDS AND DISTRIBUTIONS                                                   62

TAX INFORMATION                                                               62

MANAGEMENT OF THE FUNDS                                                       64

FINANCIAL HIGHLIGHTS                                                          66

BENCHMARK INFORMATION                                                         79

                                                                    PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

              800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------
BENCHMARK FUNDS

MONEY MARKET FUND
--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Inverse Mid-Cap Fund and Inverse Small-Cap Fund.

MONEY MARKET FUND - U.S. Government Money Market Fund

A-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA FUND     U.S. GOVERNMENT BOND FUND

URSA FUND     JUNO FUND

OTC FUND      LARGE-CAP EUROPE FUND

ARKTOS FUND   LARGE-CAP JAPAN FUND

MEDIUS FUND   INVERSE MID-CAP FUND

MEKROS FUND   INVERSE SMALL-CAP FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SWAP COUNTERPARTY CREDIT RISK - A Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 3


NOVA FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

4


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Nova Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

NOVA FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1994    1995    1996    1997    1998    1999    2000     2001     2002     2003
-----   -----   -----   -----   -----   -----   ------   ------   ------   -----
-4.77   50.42   27.29   42.33   35.13   24.00   -19.57   -22.22   -35.09   40.45

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.52%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) THE LOWEST RETURN FOR A QUARTER WAS -26.38% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                        FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON     AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           40.45%          40.44%            26.29%         28.68%

PAST FIVE YEARS         -6.69%          -6.73%            -5.58%         -0.57%

SINCE INCEPTION          9.51%           9.00%             8.11%         11.07%
(07/12/93)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

                                                                    PROSPECTUS 5


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Nova Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE NOVA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

NOVA FUND                                                       1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $625     $941

6


URSA FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                    PROSPECTUS 7


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Ursa Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

URSA FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995     1996     1997     1998     1999     2000    2001    2002    2003
------   ------   ------   ------   ------   -----   -----   -----   ------
-20.14   -12.17   -20.98   -19.01   -12.40   17.45   16.33   22.23   -23.73

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -3.95%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.66% (QUARTER ENDED SEPTEMBER 30, 2001) THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                      FUND RETURN       DISTRIBUTIONS
                      FUND RETURN   AFTER TAXES ON       AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           -23.73%          -24.68%          -15.30%        28.68%

PAST FIVE YEARS           2.22%            1.77%            1.65%        -0.57%

SINCE INCEPTION          -6.35%           -6.70%           -5.28%        11.00%
(01/07/94)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

8


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Ursa Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.63%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE URSA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

URSA FUND                                                       1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $638      $980

                                                                    PROSPECTUS 9


OTC FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

10


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the OTC Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

OTC FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995    1996    1997    1998    1999     2000     2001     2002     2003
-----   -----   -----   -----   ------   ------   ------   ------   -----
44.24   43.46   21.85   86.48   100.64   -37.92   -34.65   -38.55   46.24

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 3.02%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.77% (QUARTER ENDED SEPTEMBER 30, 2001.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                      FUND RETURN
                                                     AFTER TAXES ON
                                    FUND RETURN      DISTRIBUTIONS
                   FUND RETURN    AFTER TAXES ON       AND SALE OF    NASDAQ 100
                  BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         46.24%          46.24%             30.06%         49.13%

PAST FIVE YEARS       -6.06%          -6.18%             -5.09%         -4.37%

SINCE INCEPTION       13.00%          12.48%             11.34%         13.92%
(02/14/94)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

                                                                   PROSPECTUS 11


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the OTC Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.75%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.47%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.47%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

OTC FUND                                                        1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $622      $931

12


ARKTOS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into swap agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will

                                                                   PROSPECTUS 13


realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Arktos Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ARKTOS FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1999     2000    2001    2002    2003
------   -----   -----   -----   ------
-54.31   23.53   15.13   35.46   -36.92

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -4.69%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 51.31% (QUARTER ENDED SEPTEMBER 30, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -35.88% (QUARTER ENDED DECEMBER 31, 1999.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                      FUND RETURN
                                                     AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS
                    FUND RETURN    AFTER TAXES ON      AND SALE OF    NASDAQ 100
                   BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         -36.92%          -36.91%           -23.99%        49.13%

PAST FIVE YEARS       -11.10%          -11.39%            -9.20%        -4.37%

SINCE INCEPTION       -17.75%          -18.01%           -14.03%         3.71%
(09/03/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

14


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Arktos Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12B-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.65%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE ARKTOS MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ARKTOS FUND                                                     1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $640      $986

                                                                   PROSPECTUS 15


MEDIUS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The investment objective of the Medius Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

16


PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Medius Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

MEDIUS FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 2002     2003
------   -----
-27.40   50.89

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 7.61%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.12% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -25.72% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                     FUND RETURN      DISTRIBUTIONS       S&P
                    FUND RETURN    AFTER TAXES ON      AND SALE OF    MIDCAP 400
                   BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR          50.89%          50.88%            33.08%         35.62%

SINCE INCEPTION         2.63%           2.52%             2.17%          7.08%
(08/16/01)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P MIDCAP 400(R)INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

                                                                   PROSPECTUS 17


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Medius Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES** .........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MEDIUS FUND                                                     1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $641      $989

18


MEKROS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The investment objective oF the Mekros Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SMALL ISSUER RISK - In comparison to securities of companies with large capital-izations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

                                                                   PROSPECTUS 19


PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Mekros Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

MEKROS FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 2001    2002     2003
-----   ------   -----
-7.25   -33.70   68.32

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 36.24% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -32.32% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS    RUSSELL
                      FUND RETURN    AFTER TAXES ON      AND SALE OF      2000
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR            68.32%          68.32%             44.41%       47.26%

SINCE INCEPTION          -1.12%          -1.13%             -0.95%        5.23%
(11/01/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANIES PERFORMANCE. RETURNS
     REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

20


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Mekros Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MEKROS FUND                                                     1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $641      $989

                                                                   PROSPECTUS 21


U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

22


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the U.S. Government Bond Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT BOND FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1995    1996    1997    1998    1999     2000   2001    2002    2003
-----   -----   -----   -----   ------   -----   ----   -----   -----
36.13   -6.90   16.31   15.89   -18.99   21.26   0.80   19.03   -1.68

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -1.16%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.42% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -10.53% (QUARTER ENDED MARCH 31, 1996.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON       LEHMAN
                                    FUND RETURN      DISTRIBUTIONS     LONG TERM
                   FUND RETURN    AFTER TAXES ON      AND SALE OF       TREASURY
                  BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   BOND INDEX(3)
----------------------------------------------------------------------------------
PAST ONE YEAR        -1.69%           -2.99%            -1.08%          -4.34%

PAST FIVE YEARS       2.99%            1.29%             1.46%          -1.23%

PAST TEN YEARS        4.97%            3.17%             3.09%           0.37%
(01/03/94)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

                                                                   PROSPECTUS 23


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the U.S. Government Bond Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.50%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.45%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.20%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT BOND FUND                                       1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $595     $849

24


JUNO FUND (RYAQX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                                                                   PROSPECTUS 25


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Juno Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

JUNO FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


1996    1997    1998    1999    2000    2001    2002     2003
----   -----   -----   -----   ------   ----   ------   -----
8.00   -5.56   -4.58   20.36   -13.74   1.42   -16.73   -1.91

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -0.05%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.77% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -13.08% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                     FUND RETURN
                                                    AFTER TAXES ON      LEHMAN
                                   FUND RETURN       DISTRIBUTIONS     LONG TERM
                  FUND RETURN     AFTER TAXES ON      AND SALE OF       TREASURY
                  BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)   BOND INDEX(3)
-----------------------------------------------------------------------------------
PAST ONE YEAR       -1.91%           -1.91%             -1.24%          -4.34%

PAST FIVE YEARS     -2.97%           -3.02%             -2.53%          -1.23%

SINCE INCEPTION     -3.72%           -3.81%             -3.14%           2.26%
(03/03/95)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

26


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Juno Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.63%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE JUNO MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

JUNO FUND                                                       1 YEAR   3 YEARS
--------------------------------------------------------------------------------
 A-CLASS                                                         $638      $980

                                                                   PROSPECTUS 27


LARGE - CAP EUROPE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM). The investment objective of the Juno Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

28


--------------------------------------------------------------------------------
The price of the Fund is calculated at the close of the U.S. Markets using fair value prices; due to the difference in times between the close of the European markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Large-Cap Europe Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LARGE-CAP EUROPE FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2001     2002     2003
------   ------   -----
-29.67   -28.94   42.77

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -2.28%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.02% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -29.14% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                        FUND RETURN
                                                      AFTER TAXES ON
                                      FUND RETURN      DISTRIBUTIONS   DOW JONES
                     FUND RETURN    AFTER TAXES ON      AND SALE OF     STOXX 50
                    BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           42.77%           40.54%           27.80%         10.49%

SINCE INCEPTION        -11.37%          -11.76%           -9.62%        -16.05%
(05/08/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX. THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY RYDEX SERIES FUNDS.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

                                                                   PROSPECTUS 29


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Large-Cap Europe Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.58%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.73%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP EUROPE FUND                                           1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $648     $1,011

30


LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The investment objective of the Large-Cap Japan Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the

                                                                   PROSPECTUS 31


1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

--------------------------------------------------------------------------------
The price of the Fund is calculated at the close of the U.S. Markets using fair value prices; due to the difference in times between the close of the Japanese markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities.
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Large-Cap Japan Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2001     2002     2003
------   ------   -----
-41.52   -16.18   39.38

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 8.80%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.87% (QUARTER ENDED SEPTEMBER 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.96% (QUARTER ENDED SEPTEMBER 30, 2001.)

32


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                        FUND RETURN
                                                      AFTER TAXES ON
                                      FUND RETURN      DISTRIBUTIONS
                     FUND RETURN    AFTER TAXES ON      AND SALE OF    TOPIX 100
                    BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           39.38%           39.00%            25.60%        30.85%

SINCE INCEPTION        -22.13%          -22.19%           -17.73%       -16.59%
(05/08/00) 4

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE TOPIX100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Large-Cap Japan Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP JAPAN FUND                                            1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $641      $989

                                                                   PROSPECTUS 33


INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Inverse Mid-Cap Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

34


PERFORMANCE

The Inverse Mid-Cap Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Inverse Mid-Cap Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES *** ........................................................0.39%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.54%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

INVERSE MID-CAP FUND                                            1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $629      $953

                                                                   PROSPECTUS 35


INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is the inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). The investment objective of the Inverse Small-Cap Fund is non-fundamental and may be changed without shareholder approval.

If the fund meets its objectives, the value of the Fund's shares tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Small-Cap Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

36


PERFORMANCE

The Inverse Small-Cap Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Inverse Small-Cap Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES*** .........................................................0.39%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.54%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

INVERSE SMALL-CAP FUND                                          1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $629      $953

                                                                   PROSPECTUS 37


U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to a number of risks that will affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

38


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the U.S. Government Money Market Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


U.S. GOVERNMENT MONEY MARKET FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1994   1995   1996   1997   1998   1999   2000   2001   2002   2003
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
3.23   4.93   4.31   4.57   4.63   4.28   5.41   3.34   0.86   0.24

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.06%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.51% (QUARTER ENDED SEPTEMBER 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS 0.04% (QUARTER ENDED DECEMBER 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

INVESTOR CLASS SHARES

                                                                      90 DAY
                                                      FUND RETURN    TREASURY
                                                     BEFORE TAXES   COMPOSITE(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                            0.24%          1.14%

PAST FIVE YEARS                                          2.80%          3.67%

PAST TEN YEARS                                           3.57%          4.09%
(12/03/93)(3)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

YIELD

Call 800.820.0888 for the Fund's current yield.

                                                                   PROSPECTUS 39


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES*

MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE).................................NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES** .........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.15%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT MONEY MARKET FUND                            1 YEAR      3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                       $121         $376

40


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

The Nova, Ursa, OTC, Arktos, U.S. Government Bond, Juno, Inverse Mid-Cap, and Inverse Small-Cap Funds seek to provide investment results that match the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe, and Large-Cap Japan Funds seek to provide investment results that correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                        BENCHMARK

NOVA FUND                   150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                            500(R) INDEX
OTC FUND                    NASDAQ 100 INDEX(R)
ARKTOS FUND                 INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ
                            100 INDEX(R)
MEDIUS FUND                 S&P MIDCAP 400(R) INDEX
MEKROS FUND                 RUSSELL 2000 INDEX(R)
U.S. GOVERNMENT BOND FUND   120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
JUNO FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG
                            TREASURY BOND
LARGE-CAP EUROPE FUND       DOW JONES STOXX 50 INDEX(SM)
LARGE-CAP JAPAN FUND        TOPIX 100 INDEX
INVERSE MID-CAP FUND        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                            MIDCAP 400 INDEX
INVERSE SMALL-CAP FUND      INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL
                            2000 INDEX

A BRIEF GUIDE TO THE BENCHMARKS

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. As of December 31, 2003, the S&P MidCap 400 Index included companies with capitalizations between $336 million and $11.8 billion.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately

                                                                   PROSPECTUS 41


11% of the Russell 3000 total market capitalization. The Russell 3000 Index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2003, the Russell 2000 Index(R) included companies with capitalizations between $7 million and $2.0 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

DOW JONES STOXX 50 INDEX(SM). The Dow Jones Stoxx 50 Index(SM) is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2003, the Dow Jones Stoxx 50 Index(SM) included companies with capitalizations between $18 billion and $179.0 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2003, the Topix 100 Index included companies with capitalizations between $5 billion and $122.0 billion.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

     Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

42


ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Six of the Benchmark Funds, the Nova, Medius, Mekros, U.S. Government Bond, Large-Cap Europe, and Large-Cap Japan Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, Inverse Mid-Cap, Inverse Small-Cap and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective "Fund Information" sections, the Nova, Ursa, Arktos, and Juno Funds pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." The predecessor Nova Fund contributed all of its assets and liabilities to the Nova Master Fund on July 31, 2001, and the predecessor Ursa, Arktos, and Juno Funds contributed all of their assets and liabilities to the Ursa Master, Arktos Master and Juno Master Funds on April 3, 2000 respectively, for an interest in their respective Master Funds. In addition, each of the other Funds reserves the right to pursue its investment objective through a master-feeder arrangement.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. In addition, the Advisor may discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's

                                                                   PROSPECTUS 43


Board of Trustees determines that doing so is in the best interests of shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND, AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS, EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC AND ARKTOS FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark - the Nasdaq 100 Index(R) - is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

44


FIXED INCOME RISK (U.S. GOVERNMENT BOND AND JUNO FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS, EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE AND LARGE-CAP JAPAN FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE AND LARGE-CAP JAPAN FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can

                                                                   PROSPECTUS 45


change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS, EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy

46


     (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

     o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT THE U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, JUNO, INVERSE MID-CAP AND INVERSE SMALL-CAP FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain

                                                                   PROSPECTUS 47


will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SMALL AND MEDIUM ISSUER RISK (MEDIUS AND MEKROS FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

48


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You may generally open an account account through a broker or other financial intermediary who will assist you in completing the necessary application. You will need a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You or your financial intermediary can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or for more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for A-Class Shares are:

o $1,000 for retirement accounts

o $2,500 for all other accounts

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

                                                                   PROSPECTUS 49


TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus and Veterans' Day.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Purchases of A-Class Shares are sold subject to a front-end sales charge. Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.
--------------------------------------------------------------------------------

50


--------------------------------------------------------------------------------
The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign markets or exchanges were open.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees. More information about the valuation of the Funds' holdings and the amortized cost method can be found in the Statement of Additional Information.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
ALL BENCHMARK FUNDS                                               3:45 p.m.*

U.S. GOVERNMENT MONEY MARKET FUND                                 3:30 p.m. **

* FOR INTERNET TRANSACTIONS IN THE BENCHMARK FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXINVESTMENTS.COM.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER OR EXCHANGE REQUEST BY 3:30 P.M., EASTERN TIME.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                                                   PROSPECTUS 51


TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                         SALES CHARGE AS %    SALES CHARGE AS %
AMOUNT OF INVESTMENT                     OF OFFERING PRICE   NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                             4.75%                4.99%
$100,000 but less than $250,000                3.75%                3.90%
$250,000 but less than $500,000                2.75%                2.83%
$500,000 but less than $1,000,000              1.60%                1.63%
$1,000,000 or greater                            *                    *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE.

SALES CHARGE FOR THE MONEY MARKET FUND

You will not be charged a sales charge for new purchases of A-Class Shares of the Money Market Fund. If you exchange your A-Class Shares of the Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. In addition, new purchases of A-Class Shares of the Money Market Fund and existing holdings of A-Class Shares of the Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of other Funds, as discussed below.

52


HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund (the "Rydex Money Market Fund"), which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

     o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares (offered in a separate prospectus) of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Fund to reduce the sales charge rate that applies to purchases of each Fund's A-Class Shares. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

                                                                   PROSPECTUS 53


     o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

o Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

o New purchases of A-Class Shares of the Money Market Fund.

o A-Class Shares purchased by reinvesting dividends and distributions.

o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Money Market Fund that have not previously been subject to a sales charge.

54


BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

You will ordinarily submit purchase orders through your financial intermediary. The Funds also offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

--------------------------------------------------------------------------------
            INITIAL PURCHASE                     SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Complete the account application that    Complete the Rydex investment slip
corresponds to the type of account you   included with your quarterly statement
are opening.                             or send written purchase instructions
                                         that include:
o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.            o YOUR NAME

o MAKE SURE YOUR INVESTMENT MEETS THE    o YOUR SHAREHOLDER ACCOUNT NUMBER
ACCOUNT MINIMUM.
                                         o WHICH RYDEX FUND(S) YOU WANT TO
                                         PURCHASE.
--------------------------------------------------------------------------------
Make your check payable to RYDEX FUNDS.
--------------------------------------------------------------------------------
Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
Include the name of the Rydex Fund(s) you want to purchase on your check.

              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
             PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
                       U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------
        Mail your application and               Mail your written purchase
               check to:                        instructions and check to:
--------------------------------------------------------------------------------
MAILING ADDRESS:
Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 55


--------------------------------------------------------------------------------

BY WIRE

RYDEX FAX NUMBER: 301.296.5103

RYDEX SHAREHOLDER SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

--------------------------------------------------------------------------------
           INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Obtain an account number by completing   Be sure to designate in your wire
the account application that             instructions which Rydex Fund(s) you
corresponds to the type of account you   want to purchase.
are opening. Then, fax or mail it to
Rydex.

o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.

o MAKE SURE YOUR INVESTMENT MEETS THE
ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

             IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE
                  INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE
                     PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Funds A-Class Shares
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------
BY INTERNET (ACH)
--------------------------------------------------------------------------------
                  Follow the directions on the Rydex Web site -
                             www.rydexinvestments.com
--------------------------------------------------------------------------------

56


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealer through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
   MAIL     Rydex Funds
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103
   FAX      If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 57


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

58


INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of A-Class Shares of any Fund for A-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange of A-Class shares of the Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
   MAIL     Rydex Funds
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
   FAX      301.296.5103
            If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET   www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

                                                                   PROSPECTUS 59


You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of A-Class shares of any Fund for A-Class shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not all allow for unlimited trading. If you are contemplating an exchange for A-Class shares of a Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

60


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users

                                                                   PROSPECTUS 61


(including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan (the "Plan") applicable to A-Class Shares that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at

62


an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and U.S. Government Bond Funds, which declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

                                                                   PROSPECTUS 63


o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

64


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                               .ADVISORY FEE
--------------------------------------------------------------------------------
NOVA FUND* ..........................................................   .75%
URSA FUND* ..........................................................   .90%
OTC FUND ............................................................   .75%
ARKTOS FUND* ........................................................   .90%
MEDIUS FUND .........................................................   .90%
MEKROS FUND .........................................................   .90%
U.S. GOVERNMENT BOND FUND ...........................................   .50%
JUNO FUND* ..........................................................   .90%
LARGE-CAP EUROPE FUND ...............................................   .90%
LARGE-CAP JAPAN FUND ................................................   .90%
INVERSE MID-CAP FUND ................................................   .90%
INVERSE SMALL-CAP ...................................................   .90%
U.S. GOVERNMENT MONEY MARKET ........................................   .50%

*    THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                                                   PROSPECTUS 65


PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

66


FINANCIAL HIGHLIGHTS
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------
The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of A-Class Shares. Certain information reflects financial results for a single A-Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an A-Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the SAI.

NOVA FUND
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $23.42
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $23.42
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             540%
   Net Assets, End of Period (000's omitted)                           $    1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 67


URSA FUND
--------------------------------------------------------------------------------
                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                    $8.87
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                          $8.87
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             139%
   Net Assets, End of Period (000's omitted)                            $   1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

68


FINANCIAL HIGHLIGHTS
OTC FUND
--------------------------------------------------------------------------------
                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                    $9.46
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                          $9.46
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             139%
   Net Assets, End of Period (000's omitted)                            $   1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 69


ARKTOS FUND
--------------------------------------------------------------------------------
                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $25.60
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $25.60
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                              --
   Net Assets, End of Period (000's omitted)                           $    1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

70


FINANCIAL HIGHLIGHTS
MEDIUS FUND
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $28.30
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $28.30
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                           1,239%
   Net Assets, End of Period (000's omitted)                           $    4
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 71


MEKROS FUND
--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $26.22
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $26.22
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             965%
   Net Assets, End of Period (000's omitted)                           $    4
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

72


FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $11.05
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $11.05
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                           1,143%
   Net Assets, End of Period (000's omitted)                           $    1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 73


JUNO FUND
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $19.71
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $19.71
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             187%
   Net Assets, End of Period (000's omitted)                           $5,057
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

74


FINANCIAL HIGHLIGHTS
LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $14.98
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $14.98
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                           $    1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 75


LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $34.60
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $34.60
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                           $   55
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

76


FINANCIAL HIGHLIGHTS
INVERSE MID-CAP FUND
--------------------------------------------------------------------------------
                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $49.01
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $49.01
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                           $    1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 77


INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------
                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $48.80
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $48.80
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                           $    1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

78


FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                    $1.00
--------------------------------------------------------------------------------
   Net Investment Income +                                                 --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                              --
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                          $1.00
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Net Assets, End of Period (000's omitted)                            $   1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 79


BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S, NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY, INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

     o THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     o THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     o RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

     o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400", "S&P MIDCAP 400", "STANDARDS & POOR'S SMALL CAP 600", AND "S&P SMALL CAP" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM) , DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

80



ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO]RydexInvestments
      Essential for modern markets(TM)

--------------------------------------------------------------------------------

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                  A-CLASS SHARES

                                                                  AUGUST 1, 2004

                                                                 STRATEGIC FUNDS
                                                            SECTOR ROTATION FUND
                                                                CORE EQUITY FUND

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                          [LOGO]RydexInvestments
                                                Essential for modern markets(TM)

RSTA-1-0804
X0705

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RYDEX STRATEGIC FUNDS OVERVIEW
   Sector Rotation Fund                                                        4
   Core Equity Fund                                                            6

INVESTMENTS AND RISKS                                                          8
SHAREHOLDER INFORMATION                                                       13
TRANSACTION INFORMATION                                                       14
BUYING FUND SHARES                                                            18
SELLING FUND SHARES                                                           20
EXCHANGING FUND SHARES                                                        22
RYDEX ACCOUNT POLICIES                                                        24
DISTRIBUTION PLAN                                                             25
DIVIDENDS AND DISTRIBUTIONS                                                   26
TAX INFORMATION                                                               27
MANAGEMENT OF THE FUNDS                                                       28
FINANCIAL HIGHLIGHTS                                                          30

                                                                    PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

              800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Sector Rotation Fund and the Core Equity Fund (the "Strategic Funds" or the "Funds").

A-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


SECTOR ROTATION FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation. The investment objective of the Sector Rotation Fund is non-fundamental and maybe changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap agreements. The Fund may also enter into short sales.

RISK CONSIDERATIONS

The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                    PROSPECTUS 3


PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Sector Rotation Fund (which are not offered in this Prospectus) for one year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

SECTOR ROTATION FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2003
-----
30.98%

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.39%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.96% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.57 (QUARTER ENDED MARCH 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) H-CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                    FUND RETURN      DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON     AND SALE OF      S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)     INDEX(3)
-------------------------------------------------------------------------------
PAST ONE YEAR        30.98%           30.98%            20.14%         28.68%
SINCE INCEPTION       1.06%            1.06%             0.91%         -0.07%
(03/22/02)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

4


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Sector Rotation Fund.

SHAREHOLDER FEES*

MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...............................4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12B-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

SECTOR ROTATION FUND                                            1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                           $641      $989

                                                                    PROSPECTUS 5


CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Core Equity Fund seeks long term capital appreciation. The investment objective of the Sector Rotation Fund is non-fundamental and maybe changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market. The Fund pursues its investment objective by investing through a combination of quantitative value-oriented and growth-oriented strategies across the small, medium and large market capitalization ranges.

The Advisor creates discrete style- and capitalization-based stock portfolios within the Fund that are designed to provide exposure to the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the total U.S. stock market. When utilized together, these six style segments are designed to provide broad exposure to the U.S. equity market. The Advisor uses a quantitative model to allocate the Fund's investments among these style segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indexes, such as futures contracts, options and swap transactions.

RISK CONSIDERATIONS

The Core Equity Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These

6


securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Core Equity Fund (which are not offered in this Prospectus) for one year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

CORE EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2003
-----
32.49%

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.06%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.26% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -3.61% (QUARTER ENDED MARCH 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) H-CLASS SHARES

                                                     FUND RETURN
                                                    AFTER TAXES ON
                                   FUND RETURN      DISTRIBUTIONS
                   FUND RETURN    AFTER TAXES ON     AND SALE OF     RUSSELL 3000
                  BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)     INDEX(3)
---------------------------------------------------------------------------------
PAST ONE YEAR        32.49%           32.14%            21.13%          31.05%

SINCE INCEPTION      29.94%           29.68%            25.43%          29.58%
(09/23/02)4

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE RUSSELL 3000(R) INDEX OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. MARKET. THE RUSSELL 3000 IS CONSTRUCTED TO PROVIDE A COMPREHENSIVE, UNBIASED, AND STABLE BAROMETER OF THE BROAD MARKET AND IS COMPLETELY RECONSTITUTED ANNUALLY TO ENSURE NEW AND GROWING EQUITIES ARE REFLECTED.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE OFFERED BEGINNING MARCH 31, 2004.

                                                                    PROSPECTUS 7


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Core Equity Fund.

SHAREHOLDER FEES*

MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE).............................   4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES***......................................................   0.90%
DISTRIBUTION (12b-1) FEES...............................................   0.25%
OTHER EXPENSES..........................................................   0.54%
TOTAL ANNUAL FUND OPERATING EXPENSES....................................   1.69%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

*** THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. SEE "MANAGEMENT OF THE FUNDS" FOR ADDITIONAL INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

CORE EQUITY FUND                                                1 YEAR   3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                          $644      $999

8


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor") develops and implements structured investment strategies designed to achieve each Fund's objective.

SECTOR ROTATION FUND - Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores.

CORE EQUITY FUND - The Advisor manages the Fund by maintaining exposure to each of six "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology designed to reduce the Fund's volatility relative to the overall U.S. equity market. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

MASTER FEEDER INVESTMENT STRUCTURE

Each Fund reserves the right to pursue its investment objective through a "master-feeder arrangement." Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Core Equity Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

                                                                    PROSPECTUS 9


If a Fund pursues its investment objective through a master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. Each Fund is permitted to change its investment strategy in order to pursue its investment objective through a master-feeder arrangement without shareholder approval, if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders. In addition, each Fund may discontinue investing through the master-feeder arrangement and pursue its investment objectives directly if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage

10


of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

     o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than

                                                                   PROSPECTUS 11


     investing directly in securities.

     FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

     PORTFOLIO TURNOVER RISK (ALL FUNDS) - Each Fund's strategy may frequnetly involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

     EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

     NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

     SMALL AND MEDIUM ISSUER RISK (ALL FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

     SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates

12


     of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


     SHORT SALES RISK (SECTOR ROTATION FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

                                                                   PROSPECTUS 13


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You may generally open an account through a broker or financial intermediary who will assist you in completing the necessary application. You will need a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You or your financial intermediary can request an account application by calling Rydex shareholder services at 800.820.0888 or 301.296.5406 or for more information on opening an account, call Rydex shareholder services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

MINIMUM AMOUNTS

--------------------------------------------------------------------------------
The minimum initial investment amount and minimum account balance for A-Class Shares are:

o $1,000 for retirement accounts

o $2,500 for all other accounts

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application

o BE SURE TO SIGN THE APPLICATION.

14


TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").


ACTIVE INVESTORS

Unlike other Rydex Funds, the Sector Rotation Fund and the Core Equity Fund are not suitable for purchase by active investors. Consequently, each Fund reserves the right to refuse any purchase request that would not be in the best interest of the Fund or its operations. This includes purchase orders from any individuals or groups who, in the Fund's view, are likely to engage in market timing or excessive trading.


--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Purchases of A-Class Shares are sold subject to a front-end sales charge. Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early-such as on days in advance of holidays generally observed by participants in these markets-the Funds may calculate NAV as of the earlier closing time.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
ALL STRATEGIC FUNDS                                                3:45 p.m.*

* FOR INTERNET TRANSACTIONS IN THE STRATEGIC FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME.

                                                                   PROSPECTUS 15


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                        SALES CHARGE AS %   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                    OF OFFERING PRICE    NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                            4.75%                 4.99%
$100,000 but less than $250,000               3.75%                 3.90%
$250,000 but less than $500,000               2.75%                 2.83%
$500,000 but less than $1,000,000             1.60%                 1.63%
$1,000,000 or greater                           *                     *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE.

16


HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund (the "Rydex Money Market Fund"), which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

     o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares (offered in a separate prospectus) of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Fund to reduce the sales charge rate that applies to purchases of each Fund's A-Class Shares. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

     o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Money Market Fund that have not

                                                                   PROSPECTUS 17


          been subject to a sales charge will not be counted for purposes of reducing your sales charge.

     o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

     o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

     o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     o Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

SALES CHARGE EXCEPTIONS
--------------------------------------------------------------------------------

You will not pay initial sales charges on the following:

     o    New purchases of A-Class Shares of the Money Market Fund.

     o    A-Class Shares purchased by reinvesting dividends and distributions.

     o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Money Market Fund that have not previously been subject to a sales charge.

18


BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

You will ordinarily submit purchase orders through your financial intermediary. The Funds also offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

--------------------------------------------------------------------------------
           INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Complete the account application that    Complete the Rydex investment slip
corresponds to the type of account you   included with your quarterly statement
are opening.                             or send written purchase instructions
                                         that include:
o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.            o YOUR NAME

o MAKE SURE YOUR INVESTMENT MEETS THE    o YOUR SHAREHOLDER ACCOUNT NUMBER
ACCOUNT MINIMUM.
                                         o WHICH RYDEX FUND(S) YOU WANT TO
                                         PURCHASE.
--------------------------------------------------------------------------------
Make your check payable to RYDEX FUNDS.
--------------------------------------------------------------------------------
Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
Include the name of the Rydex Fund(s) you want to purchase on your check.

IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
    WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS
                        OFFERED IN A SEPARATE PROSPECTUS.

--------------------------------------------------------------------------------

Mail your application and check to:      Mail your written purchase instructions
                                         and check to:

--------------------------------------------------------------------------------
MAILING ADDRESS:

Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 19


--------------------------------------------------------------------------------

BY WIRE

RYDEX FAX NUMBER: 301.296.5103

RYDEX SHAREHOLDER SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

--------------------------------------------------------------------------------
            INITIAL PURCHASE                       SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Obtain an account number by completing   Be sure to designate in your wire
the account application that             instructions which Rydex Fund(s) you
corresponds to the type of account you   want to purchase.
are opening. Then, fax or mail it to
Rydex.

o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.

o MAKE SURE YOUR INVESTMENT MEETS THE
ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

             IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE
                  INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE
                     PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

               IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT
                TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO
                  THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                   WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------
BY INTERNET (ACH)

                  Follow the directions on the Rydex Web site -
                             www.rydexinvestments.com

--------------------------------------------------------------------------------

20


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealer through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
            Rydex Funds
  MAIL      Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103
  FAX       If you send your redemption order by fax, you should call
            Rydex shareholder services at 800.820.0888 or
            301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 21


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

22


REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the Money Market Fund by writing checks for $500 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of A-Class Shares of any Fund for A-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
            Rydex Funds
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103
   FAX      If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET   www.rydexinvestments.com
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 23


Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of A-Class Shares of any Fund for A-Class Shares of any Rydex Benchmark Fund or Rydex Money Market Fund (collectively, the "Rydex Funds"). The Rydex Funds are separate mutual funds offered through separate prospectuses. If you are contemplating an exchange for shares of any Rydex Fund not described in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

24


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------


SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users

                                                                   PROSPECTUS 25


(including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the

26


Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

                                                                   PROSPECTUS 27


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a

28


different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
SECTOR ROTATION FUND..............................................      .90%
CORE EQUITY FUND..................................................      .90%*

* EFFECTIVE JULY 1, 2003, THE TRUSTEES VOTED TO (I) REDUCE THE ADVISOR'S BASIC MANAGEMENT FEE TO 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS, AND (II) IMPLEMENT A PERFORMANCE ADJUSTMENT SO THAT BASIC FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WILL BE MADE FOR A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH BEGINNING JUNE 30, 2004. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                                                   PROSPECTUS 29


PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

30


FINANCIAL HIGHLIGHTS
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of A-Class Shares. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the SAI.

SECTOR ROTATION FUND

                                                                        PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $10.45
--------------------------------------------------------------------------------
   Net Investment Income+                                                  --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --

DISTRIBUTION TO SHAREHOLDERS                                               --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $10.45
================================================================================
TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             253%
   Net Assets, End of Year (000's omitted)                             $    5
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 31


CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                         ENDED
                                                                       MARCH 31,
A-CLASS                                                                  2004*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                   $14.44
--------------------------------------------------------------------------------
   Net Investment Income+                                                  --
   Net Realized and Unrealized Gains on Securities                         --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value Resulting from Operations               --

DISTRIBUTION TO SHAREHOLDERS                                               --
--------------------------------------------------------------------------------
   Net Increase in Net Asset Value                                         --
--------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                                         $14.44
================================================================================

TOTAL INVESTMENT RETURN                                                  0.00%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                        0.00%**
   Net Expenses                                                          0.00%**
   Net Investment Income                                                 0.00%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                             226%
   Net Assets, End of Year (000's omitted)                             $    1
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                       This page intentionally left blank

ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO]RydexInvestments
Essential for modern markets(TM)

[LOGO]RydexInvestments
Essential for modern markets(TM)

--------------------------------------------------------------------------------

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                  C-CLASS SHARES

                                                                  AUGUST 1, 2004

                                                                 STRATEGIC FUNDS
                                                            SECTOR ROTATION FUND
                                                                CORE EQUITY FUND

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                          [LOGO]RydexInvestments
                                                Essential for modern markets(TM)

RSTC-1-0804
X0705

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RYDEX STRATEGIC FUNDS OVERVIEW
   Sector Rotation Fund                                                        2
   Core Equity Fund                                                            5

INVESTMENTS AND RISKS                                                          9
SHAREHOLDER INFORMATION                                                       15
TRANSACTION INFORMATION                                                       16
SALES CHARGES                                                                 17
BUYING FUND SHARES                                                            18
SELLING FUND SHARES                                                           20
EXCHANGING FUND SHARES                                                        22
RYDEX ACCOUNT POLICIES                                                        24
DISTRIBUTION AND SHAREHOLDER SERVICES                                         26
DIVIDENDS AND DISTRIBUTIONS                                                   26
TAX INFORMATION                                                               27
MANAGEMENT OF THE FUNDS                                                       28
FINANCIAL HIGHLIGHTS                                                          30

                                                                    PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

              800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Sector Rotation Fund and the Core Equity Fund (the "Strategic Funds" or the "Funds").

C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


SECTOR ROTATION FUND (RYISX)
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation. The investment objective of the Sector Rotation Fund is non-fundamental and may be changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap agreements. The Fund may also enter into short sales.

RISK CONSIDERATIONS

The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 3


PERFORMANCE

The bar chart and table show the performance of the C-Class Shares of the Sector Rotation Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

SECTOR ROTATION FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2003
-----
29.97

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.00%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.67% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS
                      FUND RETURN    AFTER TAXES ON      AND SALE OF     S&P 500
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR           29.97%           29.97%            19.48%        28.68%

SINCE INCEPTION          0.34%            0.34%             0.29%        -0.07%
(03/22/02)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Sector Rotation Fund.

SHAREHOLDER FEES*
MAXIMUM DEFERRED SALES CHARGES (LOAD)**
AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT VALUE,
WHICHEVER IS LESS) .....................................................   1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ........................................................   0.90%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES ......................   1.00%
OTHER EXPENSES .........................................................   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

SECTOR ROTATION FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
C-CLASS
   IF YOU SELL YOUR SHARES AT THE END OF
      THE PERIOD:                           $353      $778     $1,329    $2,831
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                    $253      $778     $1,329    $2,831

                                                                    PROSPECTUS 5


CORE EQUITY FUND (RYQCX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Core Equity Fund seeks long term capital appreciation. The investment objective of the Core Equity Fund is non-fundamental and may be changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market. The Fund pursues its investment objective by investing through a combination of quantitative value-oriented and growth-oriented strategies across the small, medium and large market capitalization ranges.

The Advisor creates discrete style- and capitalization-based stock portfolios within the Fund that are designed to provide exposure to the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the total U.S. stock market. When utilized together, these six style segments are designed to provide broad exposure to the U.S. equity market. The Advisor uses a quantitative model to allocate the Fund's investments among these style segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indexes, such as futures contracts, options and swap transactions.

RISK CONSIDERATIONS

The Core Equity Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

6


SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PERFORMANCE

The bar chart and table show the performance of the C-Class Shares of the Core Equity Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

CORE EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2003
-----
31.41

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 4.67%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.02% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -3.81% (QUARTER ENDED MARCH 31, 2003.)

                                                                    PROSPECTUS 7


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

C-CLASS SHARES

                                                      FUND RETURN
                                                    AFTER TAXES ON
                                    FUND RETURN      DISTRIBUTIONS
                   FUND RETURN    AFTER TAXES ON      AND SALE OF    RUSSEL 3000
                  BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)     INDEX(3)
-------------------------------------------------------------------------------
PAST ONE YEAR        31.41%           31.06%            20.43%          31.05%

SINCE INCEPTION      28.92%           28.65%            24.55%          29.58%
(09/23/02)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE RUSSELL 3000(R) INDEX OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. MARKET. THE RUSSELL 3000 IS CONSTRUCTED TO PROVIDE A COMPREHENSIVE, UNBIASED, AND STABLE BAROMETER OF THE BROAD MARKET AND IS COMPLETELY RECONSTITUTED ANNUALLY TO ENSURE NEW AND GROWING EQUITIES ARE REFLECTED.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold C-Class Shares of the Core Equity Fund.

SHAREHOLDER FEES*
MAXIMUM DEFERRED SALES CHARGES (LOAD)**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT VALUE, WHICHEVER IS LESS) ...   1.00%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES*** ................................................................   0.90%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES .................................   1.00%
OTHER EXPENSES ....................................................................   0.54%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................   2.44%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

*** THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. SEE "MANAGEMENT OF THE FUNDS" FOR ADDITIONAL INFORMATION.

8


EXAMPLE

This Example is intended to help you compare the cost of investing in C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

CORE EQUITY FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
C-CLASS
   IF YOU SELL YOUR SHARES AT THE END
      OF THE PERIOD:                        $356      $787     $1,345    $2,862
   IF YOU DO NOT SELL YOUR SHARES AT THE
      END OF THE PERIOD:                    $256      $787     $1,345    $2,862

                                                                    PROSPECTUS 9


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor") develops and implements structured investment strategies designed to achieve each Fund's objective.

SECTOR ROTATION FUND -- Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores.

CORE EQUITY FUND -- The Advisor manages the Fund by maintaining exposure to each of six "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology designed to reduce the Fund's volatility relative to the overall U.S. equity market. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

10


MASTER FEEDER INVESTMENT STRUCTURE

Each Fund reserves the right to pursue its investment objective through a "master-feeder arrangement." Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Core Equity Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

If a Fund pursues its investment objective through a master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. Each Fund is permitted to change its investment strategy in order to pursue its investment objective through a master-feeder arrangement without shareholder approval, if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders. In addition, each Fund may discontinue investing through the master-feeder arrangement and pursue its investment objectives directly if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

                                                                   PROSPECTUS 11


TRADING HALT RISK (ALL FUNDS) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) -- The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

12


     The risks associated with the Funds' use of futures and options contracts include:

     o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

     o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) -- Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

PORTFOLIO TURNOVER RISK (ALL FUNDS) -- Each Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

                                                                   PROSPECTUS 13


EARLY CLOSING RISK (ALL FUNDS) -- The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK (ALL FUNDS) -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SMALL AND MEDIUM ISSUER RISK (ALL FUNDS) -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) -- The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

14



SHORT SALES RISK (SECTOR ROTATION FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

                                                                   PROSPECTUS 15


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

C-Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You may generally open an account through a broker or financial intermediary who will assist you in completing the necessary application. You will need a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You or your financial intermediary can request an account application by calling Rydex shareholder services at 800.820.0888 or 301.296.5406 or for more information on opening an account, call Rydex shareholder services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

--------------------------------------------------------------------------------

MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for C-Class Shares are:

o $1,000 for retirement accounts

o $2,500 for all other accounts

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application

o BE SURE TO SIGN THE APPLICATION.

16


TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").


ACTIVE INVESTORS

Unlike other Rydex Funds, the Sector Rotation Fund and the Core Equity Fund are not suitable for purchase by active investors. Consequently, each Fund reserves the right to refuse any purchase request that would not be in the best interest of the Fund or its operations. This includes purchase orders from any individuals or groups who, in the Fund's view, are likely to engage in market timing or excessive trading.


--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
ALL STRATEGIC FUNDS                                                3:45 p.m.*

* FOR INTERNET TRANSACTIONS IN THE STRATEGIC FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME.

                                                                   PROSPECTUS 17


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

CDSC WAIVERS

If your intermediary has entered into arrangements with the Distributor to forego receipt of an initial sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. In addition, the CDSC will be waived upon the redemption of C-Class Shares:

     o    purchased by reinvesting dividends;

     o    following the death or disability of a shareholder;

     o that, in the aggregate, do not exceed 10% of the current market value the Shares; and

     o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

18


BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

You will ordinarily submit purchase orders through your financial intermediary. The Funds also offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

--------------------------------------------------------------------------------
           INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Complete the account application that    Complete the Rydex investment slip
corresponds to the type of account you   included with your quarterly statement
are opening.                             or send written purchase instructions
                                         that include:
o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.            o YOUR NAME

o MAKE SURE YOUR INVESTMENT MEETS THE    o YOUR SHAREHOLDER ACCOUNT NUMBER
ACCOUNT MINIMUM.
                                         o WHICH RYDEX FUND(S) YOU WANT TO
                                         PURCHASE.
--------------------------------------------------------------------------------
Make your check payable to RYDEX FUNDS.
--------------------------------------------------------------------------------
Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
Include the name of the Rydex Fund(s) you want to purchase on your check.

               IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT
                TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO
                  THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND
                   WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------
       Mail your application and               Mail your written purchase
               check to:                       instructions and check to:
--------------------------------------------------------------------------------
MAILING ADDRESS:
Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 19


--------------------------------------------------------------------------------

BY WIRE

RYDEX FAX NUMBER: 301.296.5103

RYDEX SHAREHOLDER SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

--------------------------------------------------------------------------------
           INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Obtain an account number by completing   Be sure to designate in your wire
the account application that             instructions which Rydex Fund(s) you
corresponds to the type of account you   want to purchase.
are opening. Then, fax or mail it to
Rydex.

o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.

o MAKE SURE YOUR INVESTMENT MEETS THE
ACCOUNT MINIMUM.
--------------------------------------------------------------------------------

To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

             IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE
                  INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE
                     PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

               IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT
                TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO
                  THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                   WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

--------------------------------------------------------------------------------
BY INTERNET (ACH)
--------------------------------------------------------------------------------
                  Follow the directions on the Rydex Web site -
                             www.rydexinvestments.com
--------------------------------------------------------------------------------

20


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV, subject to any applicable CDSC, after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealer through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
  MAIL      Rydex Funds
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
  FAX       301.296.5103
            If you send your redemption order by fax, you should call
            Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 21


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

22


INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of C-Class Shares of any Fund for C-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
  MAIL      Rydex Funds
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
  FAX       301.296.5103
            If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET   www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

                                                                   PROSPECTUS 23


MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of C-Class Shares of any Fund for C-Class Shares of any Rydex Dynamic Fund, Rydex Benchmark Fund, Rydex Sector Fund or Rydex Money Market Fund (collectively, the "Rydex Funds"). The Rydex Funds are separate mutual funds offered through separate prospectuses. If you are contemplating an exchange for shares of any Rydex Fund not described in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

24


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------


SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

                                                                   PROSPECTUS 25


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

26


DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution and Shareholder Services Plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "C-Class Plan") applicable to C-Class Shares that allows the Funds to pay annual distribution and services fees up to a total of 1.00% of the Funds' average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. The annual 0.75% distribution fee reimburses Rydex Distributors, Inc. (the "Distributor") for paying your financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

                                                                   PROSPECTUS 27


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

28


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
SECTOR ROTATION FUND ............................................      .90%
CORE EQUITY FUND ................................................      .90%*

* EFFECTIVE JULY 1, 2003, THE TRUSTEES VOTED TO (I) REDUCE THE ADVISOR'S BASIC MANAGEMENT FEE TO 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS, AND
     (II) IMPLEMENT A PERFORMANCE ADJUSTMENT SO THAT BASIC FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WILL BE MADE FOR A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH BEGINNING JUNE 30, 2004. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

                                                                   PROSPECTUS 29


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

30


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of C-Class shares. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Share of the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2003, and all years prior, has been audited by Deloitte & Touche LLP. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the SAI.

SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                             YEAR        YEAR       PERIOD
                                                            ENDED       ENDED       ENDED
                                                          MARCH 31,   MARCH 31,   MARCH 31,
C-CLASS                                                      2004        2003       2002*
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                      $  7.53     $  9.99     $10.00
-------------------------------------------------------------------------------------------
   Net Investment Loss+                                      (.16)       (.07)        --
   Net Realized and Unrealized Gains (Losses) on
      Securities                                             2.93       (2.39)      (.01)
-------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting
      from Operations                                        2.77       (2.46)      (.01)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                          --          --         --
===========================================================================================
Net Realized Capital Gains                                     --          --         --
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSET VALUE                   2.77       (2.46)      (.01)
===========================================================================================
   Net Asset Value--End of Period                         $ 10.30     $  7.53     $ 9.99
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN                                     36.79%     (24.62)%    (0.10)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                            2.41%       2.44%      2.44%**
   Net Expenses                                              2.41%       2.44%      2.44%**
   Net Investment Loss                                      (1.66)%     (0.83)%    (1.86)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                 253%        451%        --
   Net Assets, End of Period (000's omitted)              $59,192     $17,538     $5,150
-------------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002--SECTOR ROTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                                   PROSPECTUS 31


CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                           YEAR        PERIOD
                                                          ENDED        ENDED
                                                        MARCH 31,     MARCH 31,
C-CLASS                                                    2004         2003*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                     $ 10.11      $10.00
--------------------------------------------------------------------------------
   Net Investment Loss+                                     (.11)       (.03)
   Net Realized and Unrealized Gains (Losses)
      on Securities                                         4.38         .14
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value
      Resulting from Operations                             4.27         .11
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net Investment Income                                         --          --
--------------------------------------------------------------------------------
   Net Realized Capital Gains                               (.11)         --
   Net Increase (Decrease) in Net Asset Value               4.16         .11
NET ASSET VALUE--END OF PERIOD                            $14.27      $10.11
================================================================================

TOTAL INVESTMENT RETURN                                    42.29%       1.10%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                           2.24%       2.41%**
   Net Expenses                                             2.24%       2.41%**
   Net Investment Loss                                     (0.87)%     (0.48)%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                226%        123%
   Net Assets, End of Period (000's omitted)             $23,811      $5,771
--------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002--CORE EQUITY FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

This page intentionally left blank.

ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

--------------------------------------------------------------------------------

THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS

                                                                  H-CLASS SHARES


                                                                  AUGUST 1, 2004


                                                                 STRATEGIC FUNDS
                                                            SECTOR ROTATION FUND
                                                                CORE EQUITY FUND

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                          [LOGO]RydexInvestments
                                                Essential for modern markets(TM)

RSTH-1-0804
X0705

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RYDEX STRATEGIC FUNDS OVERVIEW
   Sector Rotation Fund                                                        2
   Core Equity Fund                                                            5

INVESTMENTS AND RISKS                                                          8
SHAREHOLDER INFORMATION                                                       13
TRANSACTION INFORMATION                                                       14
BUYING FUND SHARES                                                            16
SELLING FUND SHARES                                                           18
EXCHANGING FUND SHARES                                                        20
RYDEX ACCOUNT POLICIES                                                        21
DISTRIBUTION AND SHAREHOLDER SERVICES                                         23
DIVIDENDS AND DISTRIBUTIONS                                                   23
TAX INFORMATION                                                               24
MANAGEMENT OF THE FUNDS                                                       25
FINANCIAL HIGHLIGHTS                                                          27

                                                                    PROSPECTUS 1


                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

                800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Sector Rotation Fund and the Core Equity Fund (the "Strategic Funds" or the "Funds").

H-Class Shares of the Funds are sold principally to professional money managers ("financial intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


SECTOR ROTATION FUND (RYSRX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation. The investment objective of the Sector Rotation Fund is non-fundamental and may be changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap agreements. The Fund may also enter into short sales.

RISK CONSIDERATIONS

The Sector Rotation Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 3


PERFORMANCE

The bar chart and table show the performance of the H-Class shares of the Sector Rotation Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

SECTOR ROTATION FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 2003
-----
30.98

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.39%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.96% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.57 (QUARTER ENDED MARCH 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES

                                                       FUND RETURN
                                                     AFTER TAXES ON
                                    FUND RETURN       DISTRIBUTIONS
                   FUND RETURN     AFTER TAXES ON      AND SALE OF     S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)    FUND SHARES(2)    INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR         30.98%          30.98%             20.14%         28.68%

SINCE INCEPTION        1.06%           1.06%              0.91%         -0.07%
(03/22/02)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Sector Rotation Fund.

SHAREHOLDER FEES* ..........................................................NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
   FUND ASSETS)
MANAGEMENT FEES ...........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.66%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

SECTOR ROTATION FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
H-CLASS                                     $174      $540      $930     $2,021

                                                                    PROSPECTUS 5


CORE EQUITY FUND (RYQMX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Core Equity Fund seeks long term capital appreciation. The investment objective of the Core Equity Fund is non-fundamental and may be changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market. The Fund pursues its investment objective by investing through a combination of quantitative value-oriented and growth-oriented strategies across the small, medium and large market capitalization ranges.

The Advisor creates discrete style- and capitalization-based stock portfolios within the Fund that are designed to provide exposure to the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the total U.S. stock market. When utilized together, these six style segments are designed to provide broad exposure to the U.S. equity market. The Advisor uses a quantitative model to allocate the Fund's investments among these style segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indexes, such as futures contracts, options and swap transactions.

RISK CONSIDERATIONS

The Core Equity Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources

6

and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Core Equity Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

CORE EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 2003
-----
32.49

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.06%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.26% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -3.61% (QUARTER ENDED MARCH 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

H-CLASS SHARES
                                                         FUND RETURN
                                                       AFTER TAXES ON
                                       FUND RETURN      DISTRIBUTIONS    RUSSELL
                      FUND RETURN    AFTER TAXES ON      AND SALE OF      3000
                     BEFORE TAXES   DISTRIBUTIONS(2)   FUND SHARES(2)   INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR            32.49%          32.14%             21.13%       31.05%

SINCE INCEPTION          29.94%          29.68%             25.43%       29.58%
(09/23/02)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE RUSSELL 3000(R) INDEX OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. MARKET. THE RUSSELL 3000 IS CONSTRUCTED TO PROVIDE A COMPREHENSIVE, UNBIASED, AND STABLE BAROMETER OF THE BROAD MARKET AND IS COMPLETELY RECONSTITUTED ANNUALLY TO ENSURE NEW AND GROWING EQUITIES ARE REFLECTED.

                                                                    PROSPECTUS 7


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Core Equity Fund.

SHAREHOLDER FEES* ......................................................... NONE
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES** .........................................................0.90%
DISTRIBUTION (12b-1) FEES .................................................0.25%
OTHER EXPENSES ............................................................0.54%
TOTAL ANNUAL FUND OPERATING EXPENSES ......................................1.69%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. SEE "MANAGEMENT OF THE FUNDS" FOR ADDITIONAL INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

CORE EQUITY FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
H-CLASS                                     $177      $550      $946     $2,056

8


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor") develops and implements structured investment strategies designed to achieve each Fund's objective.

SECTOR ROTATION FUND - Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores.

CORE EQUITY FUND - The Advisor manages the Fund by maintaining exposure to each of six "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology designed to reduce the Fund's volatility relative to the overall U.S. equity market. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

MASTER FEEDER INVESTMENT STRUCTURE

Each Fund reserves the right to pursue its investment objective through a "master-feeder arrangement." Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Core Equity Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

                                                                    PROSPECTUS 9


If a Fund pursues its investment objective through a master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. Each Fund is permitted to change its investment strategy in order to pursue its investment objective through a master-feeder arrangement without shareholder approval, if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders. In addition, each Fund may discontinue investing through the master-feeder arrangement and pursue its investment objectives directly if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

10


FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

     o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options,

                                                                   PROSPECTUS 11


     buying and selling put and call options can be more speculative than investing directly in securities.

FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

PORTFOLIO TURNOVER RISK (ALL FUNDS) - Each Funds' strategy may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SMALL AND MEDIUM ISSUER RISK (ALL FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use

12


short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


SHORT SALES RISK (SECTOR ROTATION FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

                                                                   PROSPECTUS 13


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial professionals.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or for more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for H-Class Shares are:

o $25,000 self-directed accounts (including retirement accounts)

o $15,000 for accounts managed by a registered investment advisor

For new IRA accounts to meet H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application

o BE SURE TO SIGN THE APPLICATION.

14


TRANSACTION INFORMATION
--------------------------------------------------------------------------------
This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

ACTIVE INVESTORS

Unlike other Rydex Funds, the Sector Rotation Fund and the Core Equity Fund are not suitable for purchase by active investors. Consequently, each Fund reserves the right to refuse any purchase request that would not be in the best interest of the Fund or its operations. This includes purchase orders from any individuals or groups who, in the Fund's view, are likely to engage in market timing or excessive trading.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early--such as on days in advance of holidays generally observed by participants in these markets--the Funds may calculate NAV as of the earlier closing time.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

                                                                   PROSPECTUS 15


FUND                                                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
ALL STRATEGIC FUNDS                                                3:45 p.m.*

* FOR INTERNET TRANSACTIONS IN THE STRATEGIC FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

16


BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

The Funds offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------

BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

--------------------------------------------------------------------------------
           INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Complete the account application that    Complete the Rydex investment slip
corresponds to the type of account you   included with your quarterly statement
are opening.                             or send written purchase instructions
                                         that include:
o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.            o YOUR NAME

o MAKE SURE YOUR INVESTMENT MEETS THE    o YOUR SHAREHOLDER ACCOUNT NUMBER
ACCOUNT MINIMUM.
                                         o WHICH RYDEX FUND(S) YOU WANT TO
                                         PURCHASE.
--------------------------------------------------------------------------------
Make your check payable to RYDEX FUNDS.
--------------------------------------------------------------------------------
Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
Include the name of the Rydex Fund(s) you want to purchase on your check.

               IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT
                TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO
                  THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND
                   WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

        Mail your application and             Mail your written purchase
                 check to:                     instructions and check to:

--------------------------------------------------------------------------------
MAILING ADDRESS:
Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 17


--------------------------------------------------------------------------------

BY WIRE

RYDEX FAX NUMBER: 301.296.5103

RYDEX SHAREHOLDER SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406

--------------------------------------------------------------------------------
           INITIAL PURCHASE                        SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Obtain an account number by completing   Be sure to designate in your wire
the account application that             instructions which Rydex Fund(s) you
corresponds to the type of account you   want to purchase.
are opening. Then, fax or mail it to
Rydex.

o MAKE SURE TO DESIGNATE WHICH RYDEX
FUND(S) YOU WANT TO PURCHASE.

o MAKE SURE YOUR INVESTMENT MEETS THE
ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

             IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE
                  INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE
                     PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
          PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------
BY INTERNET(ACH)
--------------------------------------------------------------------------------
                  Follow the directions on the Rydex Web site -
                            www.rydexinvestments.com
--------------------------------------------------------------------------------

18


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealer through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
  MAIL      Rydex Funds
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
  FAX       301.296.5103
            If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 19


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that

20


minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
  MAIL      Rydex Funds
            Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
  FAX       301.296.5103
            If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET   www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

                                                                   PROSPECTUS 21


MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class Shares of any Rydex Dynamic Fund, Rydex Benchmark Fund, Rydex Sector Fund or Rydex Money Market Fund (collectively, the "Rydex Funds"). The Rydex Funds are separate mutual funds offered through separate prospectuses. If you are contemplating an exchange for shares of any Rydex Fund not described in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

22


LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

                                                                   PROSPECTUS 23


o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/ or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

24


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the

                                                                   PROSPECTUS 25


tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
SECTOR ROTATION FUND ............................................       .90%
CORE EQUITY FUND ................................................       .90%*

* EFFECTIVE JULY 1, 2003, THE TRUSTEES VOTED TO (I) REDUCE THE ADVISOR'S BASIC MANAGEMENT FEE TO 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS, AND
     (II) IMPLEMENT A PERFORMANCE ADJUSTMENT SO THAT BASIC FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WILL BE MADE FOR A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH BEGINNING JUNE 30, 2004. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

26


PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

                                                                   PROSPECTUS 27


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of H-Class shares. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Share of the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2003, and all years prior has been audited by Deloitte & Touche LLP. The information for subsequent periods has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the SAI.

SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                 YEAR        YEAR      PERIOD
                                                                ENDED       ENDED       ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
H-CLASS                                                          2004        2003       2002*
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                          $  7.58     $  9.99     $ 10.00
-----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                 (.09)       (.01)         --
   Net Realized and Unrealized Gains (Losses) on Securities      2.96       (2.40)       (.01)
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting
      from Operations                                            2.87       (2.41)       (.01)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net Investment Income                                              --          --          --
-----------------------------------------------------------------------------------------------
Net Realized Capital Gains                                         --          --          --
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSET VALUE                       2.87       (2.41)       (.01)
===============================================================================================
   Net Asset Value--End of Period                             $ 10.45     $  7.58     $  9.99
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN                                         37.86%     (24.12)%     (0.10)%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                1.66%       1.68%       1.69%**
   Net Expenses                                                  1.66%       1.68%       1.69%**
   Net Investment Income (Loss)                                 (0.88)%     (0.08)%     (1.13)%**
SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                     253%        451%         --
   Net Assets, End of Period (000's omitted)                  $86,677     $34,845     $18,055
-----------------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002--SECTOR ROTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

28


FINANCIAL HIGHLIGHTS
CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                             YEAR      PERIOD
                                                                            ENDED       ENDED
                                                                          MARCH 31,   MARCH 31,
H-CLASS                                                                      2004       2003*
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                                      $ 10.15     $ 10.00
-----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)+                                             (.01)        .01
   Net Realized and Unrealized Gains (Losses) on Securities                  4.41         .14
-----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value Resulting from Operations      4.40         .15
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net Investment Income                                                          --          --
-----------------------------------------------------------------------------------------------
   Net Realized Capital Gains                                                (.11)         --
   Net Increase (Decrease) in Net Asset Value                                4.29         .15

NET ASSET VALUE--END OF PERIOD                                            $ 14.44     $ 10.15
===============================================================================================

TOTAL INVESTMENT RETURN                                                     43.41%       1.50%

RATIOS TO AVERAGE NET ASSETS:
   Gross Expenses                                                            1.49%       1.67%**
   Net Expenses                                                              1.49%       1.67%**
   Net Investment Income (Loss)                                             (0.11)%      0.22%**

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate***                                                 226%        123%
   Net Assets, End of Period (000's omitted)                              $42,568     $18,516
-----------------------------------------------------------------------------------------------

*    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002--CORE EQUITY FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO]RydexInvestments
Essential for modern markets(TM)

                             THE RYDEX SERIES FUNDS

                                                                      PROSPECTUS

                                                                  AUGUST 1, 2004

Benchmark Funds

NOVA MASTER

URSA MASTER

ARKTOS MASTER

JUNO MASTER

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                     RYDEX FUNDS

2


TABLE OF CONTENTS

         BENCHMARK FUNDS                             3

                  Common Risk/Return Information     4

                  Nova Master Fund                   5

                  Ursa Master Fund                   8

                  Arktos Master Fund                11

                  Juno Master Fund                  14

         INVESTMENTS AND RISKS                      17

         SHAREHOLDER INFORMATION                    21

         DIVIDENDS AND DISTRIBUTIONS                21

         TAX INFORMATION                            22

         MANAGEMENT OF THE FUNDS                    22

         FINANCIAL HIGHLIGHTS                       23

         BENCHMARK INFORMATION                      24

                                                                    PROSPECTUS 3

                               RYDEX SERIES FUNDS

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                800.820.0888 o 301.296.5100 o WWW.RYDEXFUNDS.COM

BENCHMARK FUNDS

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"), four of which are listed below. Shares of the Funds are available solely through "master-feeder arrangements" with feeder funds of the Trust.

BENCHMARK FUNDS - Nova Master Fund, Ursa Master Fund, Arktos Master Fund, Juno Master Fund

4


RYDEX BENCHMARK FUNDS

NOVA MASTER FUND                            ARKTOS MASTER FUND

URSA MASTER FUND                            JUNO MASTER FUND

COMMON RISK / RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.


SWAP COUNTERPARTY CREDIT RISK - A Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 5


NOVA MASTER FUND

FUND OBJECTIVE

The Nova Master Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table show the performance of the Nova Master Fund both year by year and as an average over different periods of time. Periods prior to August 1, 2001 represent the performance of Investor Class Shares of the Nova Fund, the Fund's predecessor. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

6



                    Nova -
                    Master
   12/31/1994        -4.77
   12/31/1995        50.42
   12/31/1996        27.29
   12/31/1997        42.33
   12/31/1998        35.13
   12/31/1999        24.00
   12/31/2000       -19.57
   12/31/2001       -22.22
   12/31/2002       -35.09
   12/31/2003        40.45

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 5.52%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.38% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

                          FUND RETURN
                          BEFORE TAXES
                          MASTER CLASS        S&P 500
                             SHARES          INDEX (2)
---------------------------------------------------------
PAST ONE YEAR                40.45%           28.68%
PAST FIVE YEARS              -6.69%           -0.57%
SINCE INCEPTION               9.51%           11.07%
(07/12/93) (3)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. MASTER CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Master Class Shares of the Nova Master Fund.

SHAREHOLDER FEES                                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES_______________________________________________________________________________     0.75%
DISTRIBUTION (12b-1) FEES_____________________________________________________________________     NONE
OTHER EXPENSES________________________________________________________________________________     0.03%
TOTAL ANNUAL FUND OPERATING EXPENSES__________________________________________________________     0.78%

                                                                    PROSPECTUS 7


EXAMPLE

This Example is intended to help you compare the cost of investing in Master Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Nova Master Fund                1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                  $82         $256         $455         $991

8


URSA MASTER FUND

FUND OBJECTIVE

The Ursa Master Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The bar chart and table show the performance of the Ursa Master Fund both year by year and as an average over different periods of time. Periods prior to April 1, 2000 represent the performance of Investor Class Shares of the Ursa Fund, the Fund's predecessor. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 9


                     Ursa -
                     Master
   12/31/1995        -20.14
   12/31/1996        -12.17
   12/31/1997        -20.98
   12/31/1998        -19.01
   12/31/1999        -12.40
   12/31/2000         17.45
   12/31/2001         16.33
   12/31/2002         22.23
   12/31/2003        -23.73

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -3.95%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.66% (QUARTER ENDED SEPTEMBER 30, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

                          FUND RETURN
                          BEFORE TAXES
                          MASTER CLASS        S&P 500
                             SHARES          INDEX (2)
---------------------------------------------------------
PAST ONE YEAR               -23.73%            28.68%
PAST FIVE YEARS               2.22%            -0.57%
SINCE INCEPTION              -6.35%            11.00%
(01/07/94) (3)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. MASTER CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Master Class Shares of the Ursa Master Fund.

SHAREHOLDER FEES                                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES_______________________________________________________________________________     0.90%
DISTRIBUTION (12b-1) FEES_____________________________________________________________________     NONE
OTHER EXPENSES________________________________________________________________________________     0.03%
TOTAL ANNUAL FUND OPERATING EXPENSES__________________________________________________________     0.93%

10


EXAMPLE

This Example is intended to help you compare the cost of investing in Master Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Ursa Master Fund                1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                  $98         $305         $529        $1,174

                                                                   PROSPECTUS 11


ARKTOS MASTER FUND

FUND OBJECTIVE

The Arktos Master Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table show the performance of the Arktos Master Fund both year by year and as an average over different periods of time. Periods prior to April 1, 2000 represent the performance of Investor Class Shares of the Arktos Fund, the Fund's predecessor. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

12



                    Arktos -
                    Master
   12/31/1999       -54.31
   12/31/2000        23.53
   12/31/2001        15.13
   12/31/2002        35.46
   12/31/2003       -36.92

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -4.69%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 51.31% (QUARTER ENDED SEPTEMBER 30, 2001) AND THE LOWEST RETURN FOR A QUARTER WAS -35.88% (QUARTER ENDED DECEMBER 31, 1999.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

                          FUND RETURN
                          BEFORE TAXES
                          MASTER CLASS      NASDAQ 100
                             SHARES          INDEX (2)
---------------------------------------------------------
PAST ONE YEAR               -36.92%           49.13%
SINCE INCEPTION             -17.75%            3.71%
(09/03/98) (3)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. MASTER CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Master Class Shares of the Arktos Master Fund.

SHAREHOLDER FEES                                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES_______________________________________________________________________________     0.90%
DISTRIBUTION (12b-1) FEES_____________________________________________________________________     NONE
OTHER EXPENSES________________________________________________________________________________     0.03%
TOTAL ANNUAL FUND OPERATING EXPENSES__________________________________________________________     0.93%

EXAMPLE

This Example is intended to help you compare the cost of investing in Master Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that

                                                                   PROSPECTUS 13


the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Arktos Master Fund              1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                  $97         $305         $529        $1,174

14


JUNO MASTER FUND

FUND OBJECTIVE

The Juno Master Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORFOLIO INVESTMENT STRATEGY

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Master Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE

The bar chart and table show the performance of the Juno Master Fund both year by year and as an average over different periods of time. Periods prior to April 1, 2000 represent the performance of Investor Class Shares of the Juno Fund, the Fund's predecessor. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 15



                    Juno -
                    Master
   12/31/1996         8.00
   12/31/1997        -5.56
   12/31/1998        -4.58
   12/31/1999        20.36
   12/31/2000       -13.74
   12/31/2001         1.42
   12/31/2002       -16.73
   12/31/2003        -1.91

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS -0.05%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.77% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -13.08% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

                                              LEHMAN
                          FUND RETURN          LONG
                          BEFORE TAXES       TREASURY
                          MASTER CLASS         BOND
                             SHARES          INDEX (2)
---------------------------------------------------------
PAST ONE YEAR                -1.91%           -4.34%
PAST FIVE YEARS              -2.97%           -1.23%
SINCE INCEPTION              -3.72%            2.26%
(03/03/95) (3)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. MASTER CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Master Class Shares of the Juno Master Fund.

SHAREHOLDER FEES                                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES_______________________________________________________________________________     0.90%
DISTRIBUTION (12b-1) FEES_____________________________________________________________________     NONE
OTHER EXPENSES________________________________________________________________________________     0.03%.
TOTAL ANNUAL FUND OPERATING EXPENSES__________________________________________________________     0.93%

EXAMPLE

This Example is intended to help you compare the cost of investing in Master Class Shares of the Fund with the cost of investing in other mutual funds.

16


The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Juno Master Fund                1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                  $98         $305         $529        $1,174

                                                                   PROSPECTUS 17


MORE INFORMATION ABOUT FUND

INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Funds seek to provide investment results that MATCH the performance of a specific benchmark on a daily basis.

The current benchmark used by each Fund is set forth below:

FUND                      BENCHMARK
NOVA MASTER FUND          150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA MASTER FUND          INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
ARKTOS MASTER FUND        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
JUNO MASTER FUND          INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. ("Nasdaq").

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.


Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.


ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

18


RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO MASTER FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME RISK (JUNO MASTER FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

INDUSTRY CONCENTRATION RISK (OTC MASTER AND ARKTOS MASTER FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark-- the Nasdaq 100 Index(R)--is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (ALL FUNDS) - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

                                                                   PROSPECTUS 19

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short- term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

20


      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK (ALL FUNDS EXCEPT NOVA MASTER FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

                                                                   PROSPECTUS 21


SHAREHOLDER INFORMATION GUIDE

PURCHASING AND REDEEMING SHARES

Shares of the Master Funds are offered only to feeder funds in the Trust's "master-feeder" structure.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

22


TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Master Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The distributions by a Master Fund to its feeder funds will either be in the form on income dividends or capital gains distributions, which result from gains on the sale or exchange of the Master Fund's capital assets held by it for more than one year.

TAX STATUS OF SHARE TRANSACTIONS

It is anticipated that the feeder funds will purchase additional shares of a Master Fund when additional investments are made in the feeder funds and redeem shares of a Master Fund in order to satisfy the feeder funds' redemption requests. Each sale, exchange or redemption of shares of a Master Fund by the feeder funds will be taxable events to the feeder funds. Any losses realized by the feeder funds on such sales, exchanges or redemptions may be subject to the limitations on such sales, exchanges or redemptions may be subject to the limitations set forth under the so-called "wash sale" rules.

STATE TAX CONSIDERATIONS

A Master Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                        ADVISORY FEE
-------------------------------------------------------------------------
NOVA MASTER                                                     .75%
URSA MASTER                                                     .90%
ARKTOS MASTER                                                   .90%
JUNO MASTER                                                     .90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments form its own resources to

                                                                   PROSPECTUS 23


broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of Master Class Shares. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Share of the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2004, and all years prior, has been audited by Deloitte & Touche LLP. Information for subsequent periods has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at 800.820.0800 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the SAI.

186                                                           ANNUAL REPORT 187

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   NOVA MASTER PORTFOLIO
                                          ------------------------------------
                                               YEAR          YEAR       PERIOD
                                              ENDED         ENDED        ENDED
                                          MARCH 31,     MARCH 31,    MARCH 31,
                                               2004          2003        2002*
                                          ---------     ---------    ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....   $27.42        $45.36       $50.00
                                           --------      --------     --------
Net Investment Income ....................      .32           .31          .34
Net Realized and Unrealized Gains
  (Losses) on Securities .................    14.99        (17.94)       (4.62)
                                           --------      --------     --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............    15.31        (17.63)       (4.28)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................     (.32)         (.31)        (.36)
                                           --------      --------     --------
Net Increase (Decrease) in Net Asset Value    14.99        (17.94)       (4.64)
                                           --------      --------     --------
NET ASSET VALUE--END OF PERIOD ...........   $42.41        $27.42       $45.36
                                           ========      ========     ========
TOTAL INVESTMENT RETURN ..................   55.84%      (38.94)%      (8.54)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................    0.78%         0.79%      0.86%**
Net Expenses .............................    0.78%         0.79%      0.86%**
Net Investment Income ....................    0.81%         0.91%      0.69%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ...............     540%          603%         401%
Net Assets, End of Period (000's omitted)  $266,248      $170,793     $291,992


                                             URSA MASTER PORTFOLIO
                                            ------------------------
                                                 YEAR           YEAR
                                                ENDED          ENDED
                                            MARCH 31,      MARCH 31,
                                                 2004           2003
                                            ---------      ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....     $81.01         $64.57
                                             --------       --------
Net Investment Income ....................        .06            .46
Net Realized and Unrealized Gains
  (Losses) on Securities .................     (21.59)         16.44
                                             --------       --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............     (21.53)         16.90
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................       (.04)          (.46)
                                             --------       --------
Net Increase (Decrease) in Net Asset Value     (21.57)         16.44
                                             --------       --------
NET ASSET VALUE--END OF PERIOD ...........     $59.44         $81.01
                                             ========       ========
TOTAL INVESTMENT RETURN ..................   (26.58)%         26.21%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................      0.93%          0.94%
Net Expenses .............................      0.93%          0.94%
Net Investment Income ....................      0.09%          0.52%

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ...............         --             --
Net Assets, End of Period (000's omitted)    $444,281       $529,062



                                              URSA MASTER PORTFOLIO
                                            --------------------------
                                                 YEAR           PERIOD
                                                ENDED            ENDED
                                            MARCH 31,        MARCH 31,
                                                 2002            2001*
                                            ---------        ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....     $65.19           $49.71
                                             --------         --------
Net Investment Income ....................       1.22             2.80
Net Realized and Unrealized Gains
  (Losses) on Securities .................       (.35)           15.50
                                             --------         --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............        .87            18.30
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income ..................      (1.49)           (2.82)
                                             --------         --------
Net Increase (Decrease) in Net Asset Value       (.62)           15.48
                                             --------         --------
NET ASSET VALUE--END OF PERIOD ...........     $64.57           $65.19
                                             ========         ========
TOTAL INVESTMENT RETURN ..................      1.37%           38.06%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................      0.94%          0.95%**
Net Expenses .............................      0.94%          0.95%**
Net Investment Income ....................      1.90%          5.11%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ...............         --               --
Net Assets, End of Period (000's omitted)    $228,485         $225,040



  * Since the commencement of operations: August 1, 2001--Nova Master Portfolio; April 1, 2000--Ursa Master Portfolio.
 ** Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year. The Ursa Master Portfolio typically holds most of its investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

188                                                           ANNUAL REPORT 189

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                   ARKTOS MASTER PORTFOLIO
                                                  ---------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                                  MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                       2004            2003            2002           2001*
                                                  ---------       ---------       ---------       ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ............    $88.73          $85.18          $96.47          $53.67
                                                   --------        --------        --------         -------
Net Investment Income (Loss) ....................     (1.93)           6.71            1.37            3.70
Net Realized and Unrealized Gains
  (Losses) on Securities ........................    (26.25)          16.02           (8.93)          42.92
                                                   --------        --------        --------         -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .....................    (28.18)          22.73           (7.56)          46.62
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .........................        --          (19.18)          (3.73)          (3.82)
                                                   --------        --------        --------         -------
Net Increase (Decrease) in Net Asset Value           (28.18)           3.55          (11.29)          42.80
                                                   --------        --------        --------         -------
NET ASSET VALUE--END OF PERIOD ..................    $60.55          $88.73          $85.18          $96.47
                                                   ========        ========        ========         =======
TOTAL INVESTMENT RETURN .........................  (31.76)%          20.95%         (8.03)%          91.61%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..................................     0.93%           0.94%           0.94%         0.96%**
Net Expenses ....................................     0.93%           0.94%           0.94%         0.95%**
Net Investment Income (Loss) ....................     0.10%           0.51%           1.63%         6.58%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ......................        --              --              --          1,788%
Net Assets, End of Period (000's omitted)          $262,356        $149,147        $115,929         $78,919




                                                                          JUNO MASTER PORTFOLIO
                                                      -----------------------------------------------------------
                                                            YEAR           YEAR              YEAR          PERIOD
                                                           ENDED          ENDED             ENDED           ENDED
                                                       MARCH 31,      MARCH 31,         MARCH 31,       MARCH 31,
                                                            2004           2003              2002           2001*
                                                       ---------      ---------         ---------       ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ............         $37.35         $46.25            $45.39          $49.91
                                                      ----------       --------           -------         -------
Net Investment Income (Loss) ....................           (.61)          (.41)              .69            2.72
Net Realized and Unrealized Gains
  (Losses) on Securities ........................          (1.84)         (8.49)             1.14           (4.45)
                                                      ----------       --------           -------         -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .....................          (2.45)         (8.90)             1.83           (1.73)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income .........................             --             --              (.97)          (2.79)
                                                      ----------       --------           -------         -------
Net Increase (Decrease) in Net Asset Value                 (2.45)         (8.90)              .86           (4.52)
                                                      ----------       --------           -------         -------
NET ASSET VALUE--END OF PERIOD ..................         $34.90         $37.35            $46.25          $45.39
                                                      ==========       ========           =======         =======
TOTAL INVESTMENT RETURN .........................        (6.56)%       (19.24)%             4.12%         (3.67)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ..................................          0.93%          0.94%             0.93%         0.94%**
Net Expenses ....................................          0.93%          0.94%             0.93%         0.94%**
Net Investment Income (Loss) ....................        (3.39)%        (2.72)%             1.61%         5.04%**

SUPPLEMENTAL DATA:
Portfolio Turnover Rate*** ......................           187%             --                --              --
Net Assets, End of Period (000's omitted)             $1,445,842       $189,968           $33,105         $12,417

  * Since the commencement of operations: April 1, 2000.
 ** Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year. The Arktos Master Portfolio typically holds most of its investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

24


BENCHMARK INFORMATION

STANDARD &POOR'S AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                                                   PROSPECTUS 25



ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED August 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

RYDEX(R)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM

                               RYDEX SERIES FUNDS


                                                                      PROSPECTUS
                                                      INSTITUTIONAL CLASS SHARES
                                                                  AUGUST 1, 2004


                                               U.S. GOVERNMENT MONEY MARKET FUND

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                     RYDEX FUNDS

2


TABLE OF CONTENTS


         MONEY MARKET FUND
         U.S. GOVERNMENT MONEY MARKET FUND                              4

         MORE INFORMATION ABOUT FUND INVESTMENTS                        6

         SHAREHOLDER INFORMATION                                        6

         BUYING FUND SHARES                                             6

         SELLING FUND SHARES                                            7

         RYDEX ACCOUNT POLICIES                                         9

         DIVIDENDS AND DISTRIBUTIONS                                   10

         TAX INFORMATION                                               11

         MANAGEMENT OF THE FUNDS                                       13

         FINANCIAL HIGHLIGHTS                                          13

                                                                    PROSPECTUS 3


                               RYDEX SERIES FUNDS
                           INSTITUTIONAL CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.783.5608 o 301.296.5402 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This prospectus describes the Institutional Class Shares of the U.S. Government Money Market Fund (the "Fund") only.

Institutional Class Shares of the Fund are sold principally to certain qualifying institutional investors.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

4

U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide security of principal, high current income, and liquidity.

PORFOLIO INVESTMENT STRATEGY

The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to a number of risks that will affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The bar chart and table below show the performance of the Investor Class of the U.S. Government Money Market Fund (which is not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Institutional Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

              Money Market - Institutional
 12/31/1994      3.23
 12/31/1995      4.93
 12/31/1996      4.31
 12/31/1997      4.57
 12/31/1998      4.63
 12/31/1999      4.28
 12/31/2000      5.41
 12/31/2001      3.34
 12/31/2002      0.86
 12/31/2003      0.24

                        Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

      THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH JUNE 30, 2004 IS 0.24%

      DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.51% (QUARTER ENDED SEPTEMBER 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS 0.4% (QUARTER ENDED DECEMBER 31, 2004.)

                                                                    PROSPECTUS 5


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                             INVESTOR CLASS SHARES      90-DAY TREASURY COMPOSITE INDEX(2)
---------------------------------------------------------------------------------------------
PAST ONE YEAR                        0.24%                           1.14%
PAST FIVE YEARS                      2.80%                           3.67%
SINCE INCEPTION (12/03/93)(3)        3.57%                           4.09%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING APRIL 8, 2002.

YIELD

Call 800.783.5608 for the Fund's current yield.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES*                                                                 NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                                   0.50%
DISTRIBUTION (12b-1) FEES                                                         NONE
OTHER EXPENSES**                                                                  0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              0.90%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** "OTHER EXPENSES" PRESENTED IN THE TABLE ABOVE MAY BE HIGHER THAN THE EXPENSES YOU WOULD ACTUALLY PAY AS A SHAREHOLDER IN THE FUND BECAUSE THE FUND'S SERVICER HAS VOLUNTARILY AGREED TO WAIVE CERTAIN CLASS EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO KEEP TOTAL EXPENSES OF INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.55% OF DAILY NET ASSETS. THE FUND'S SERVICER MAY CHANGE OR CANCEL ITS EXPENSE LIMITATION AT ANY TIME.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Class Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. Government Money Market Fund     1 YEAR     3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                     $95       $295        $512      $1,137

6


MORE INFORMATION ABOUT FUND

INVESTMENTS

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the investment advisor to the Fund, develops and implements structured investment strategies designed to achieve the Fund's objective. In addition to the investments and strategies described in this Prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in the Statement of Additional Information (the "SAI"). There is no guarantee that the Fund will achieve its investment goal.

INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

OPENING YOUR ACCOUNT

In order to open a new account, you will need to complete and sign an account application. To obtain an application, call Rydex at 800.783.5608 or
301.296.5402. Be sure to complete the application that corresponds to the type of account you are opening.

MINIMUM INVESTMENT AMOUNT

The minimum initial investment to open an account for the Institutional Class Shares of the U.S. Government Money Market Fund is $10,000,000.

BUYING FUND SHARES

Investors may buy shares of the Fund on any day that the NYSE is open for business (a "Business Day").

Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is 301.296.5111. Then wire funds using the instructions below.

o     Make sure your investment meets the Minimum Investment Amount.

o     There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at 800.738.5608 and provide the following information PRIOR to the purchase cut-off time (see " General Information About Buying Shares" below) of the Fund:

o     Account Number

o     Fund Name

o     Amount of Wire

o     Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

                                                                    PROSPECTUS 7


IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS

U. S. Bank

Cincinnati, OH

Routing Number: 0420-00013

For Account of: Rydex Series Funds

Account Number: 48038-9030

[Your Name]

[Your shareholder account number & Fund choice]

o IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

o YOU MAY NOT BE ABLE TO PURCHASE SHARES BY WIRE TRANSFER ON DAYS WHEN FEDERAL RESERVE SYSTEM BANKS ARE CLOSED.

GENERAL INFORMATION ABOUT BUYING SHARES

Initial applications and investments, as well as subsequent investments, in the Fund must be received by the Fund's transfer agent, on any Business Day, before 3:30 P.M. to be processed at the current net asset value per share ("NAV"). The Institutional Class of the Fund calculates its NAV once each Business Day. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

CALCULATING NAV

The price at which you buy (and sell) shares is the NAV. NAV is calculated by:

o Taking the current market value of a Fund's total investments plus other assets

o     Subtracting the liabilities

o     Dividing that amount by the total number of shares owned by shareholders.

The NAV of the U.S. Government Money Market Fund is determined once each Business Day, at 4:00 p.m., Eastern Time. If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Funds' holding and the amortized cost method can be found in the SAI.

SELLING FUND SHARES

Investors may sell their shares back to the Fund on any Business Day by any of the methods described below:

HOW TO REDEEM BY LETTER

Send a letter of instruction that includes:

8

o     Your name
o     Your account number
o     The Fund name
o     The dollar amount or number of shares you would like to sell
o     Method of payment (Check or Wire)
o     Signature of account owner(s)

You may send a redemption request by mail or by faxing it to 301.296.5111.

HOW TO REDEEM BY PHONE

o Call Rydex at 800.738.5608 or 301.296.5402 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

o     Give the representative the following information:

      -     Your name

      -     Your account number

      -     The Fund name

      -     The dollar amount or number of shares you would like to sell

      -     Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

o     The transfer agent must receive your instructions by:

      - 3:30 p.m., Eastern Time in order for you to receive your redemption proceeds by wire transfer by 4:30 p.m., Eastern Time.

      THE REDEMPTION REQUEST WILL BE PROCESSED AT THE NAV NEXT DETERMINED AFTER RECEIPT BY THE TRANSFER AGENT.

THINGS TO KNOW

o Shares of the Institutional Money Market Fund are not exchangeable for shares of other Rydex Funds.

o You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

o Rydex reserves the right to close your account if a redemption reduces your total account balance below the initial minimum account requirement for more than 30 days.

o All redemptions will be mailed to the address of record or wired to the account of record.

o If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

o You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

o If you send a redemption request by fax, trades will not be guaranteed, unless you call Rydex at 800.783.5608 to verify that your fax was received.

o REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

                                                                    PROSPECTUS 9


SUSPENSION OF REDEMPTIONS

Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

RYDEX ACCOUNT POLICIES


SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


EARLY FUND CUT-OFF TIMES

On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST

In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

o     Modify minimum account requirements.

o     Reject or refuse, in whole or in part, any purchase order for Fund shares.

o     Add or change fees charged for special services.

LOW BALANCE ACCOUNTS

Your account balance in the Fund drops below the required minimum for more than 30 days, the Trust reserves the right to redeem your remaining Institutional Class shares or to automatically exchange your shares for Investor Class shares of the Fund without any additional notification to you.

10


TRANSACTIONS OVER TELEPHONE

Telephone transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you are unable to reach the Trust by calling 800.783.5608 or 301.296.5402, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmations and/or statements either by mail or electronically.

ELECTRONIC COMMUNICATIONS

You may consent to receive all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:

o     Have and maintain access to the Rydex Web site.

o     Provide Rydex with a valid and current e-mail address.

o Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Fund through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o     $15 for wire transfers of redemption proceeds under $5,000.

o     $50 on purchase checks returned for insufficient or uncollectible funds.

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

o $15 for standard overnight packages (fee may be higher for special delivery options).

o     $25 for bounced draft checks or ACH transactions.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

DIVIDENDS AND DISTRIBUTIONS

The U.S. Government Money Market Fund declares dividends daily and pays them monthly. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special

                                                                   PROSPECTUS 11


capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

12
TAX STATUS OF SHARE TRANSACTIONS

THE SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for the Fund, as set forth below:

FUND                                                         ADVISORY FEE
-------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND..................................  .50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

                                                                   PROSPECTUS 13



The financial highlights tables are intended to help you understand the Fund's financial performance for the period of operations of Institutional Class shares. Certain information reflects financial results for a single Institutional Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment of all dividends and distributions). The information for the period ended March 31, 2003 has been audited by Deloitte & Touche LLP. Information for subsequent periods has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Series Funds' 2004 Annual Reports. The 2004 Annual Reports are available by telephoning the transfer agent at
800.820.0880 or 301.296.5100. The 2004 Annual Reports are incorporated by reference in the S/H.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                          INSTITUTIONAL CLASS
                                                          --------------------
                                                             U.S. GOVERNMENT
                                                            MONEY MARKET FUND
                                                          --------------------
                                                               YEAR     PERIOD
                                                              ENDED      ENDED
                                                          MARCH 31,  MARCH 31,
                                                               2004      2003*
                                                          ---------  ---------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......................   $1.00      $1.00
                                                              -----      -----
Net Investment Income+ ....................................     .01        .01
                                                              -----      -----
Net Increase in Net Asset Value Resulting from Operations .     .01        .01
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income .....................................    (.01)      (.01)
                                                              -----      -----
Net Increase in Net Asset Value ...........................      --         --
                                                              -----      -----
NET ASSET VALUE--END OF PERIOD ............................   $1.00      $1.00
                                                              =====      =====
TOTAL INVESTMENT RETURN ...................................   0.54%      0.63%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ............................................   0.90%    0.90%**
Net Expenses ..............................................   0.55%    0.55%**
Net Investment Income .....................................   0.54%    0.80%**

SUPPLEMENTAL DATA:
Net Assets, End of Period (000's omitted) ................. $50,000    $60,008


*   Since the commencement of operations: August 1, 2002.
**  Annualized
+   Calculated using the average daily shares outstanding for the period.

See Notes to Financial Statements.

14



ADDITIONAL INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED August 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUND. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

RYDEX(R)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM

                                                                  AUGUST 1, 2004

RYDEX SERIES FUNDS

      PROSPECTUS


BENCHMARK FUNDS

OTC MASTER

MEDIUS MASTER


SECTOR FUND



UTILITIES MASTER



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RYDEX FUNDS
THE INDEX ALTERNATIVE

2


RYDEX SERIES FUNDS

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

SECTOR FUND

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

BENCHMARK FUNDS - OTC Master Fund and Medius Master Fund


SECTOR FUND - Utilities Master Fund


Shares of the Funds are available solely through "master-feeder arrangements" with the feeder funds of the Trust.

                                                                    PROSPECTUS 3


         TABLE OF CONTENTS

         BENCHMARK FUNDS

     5   COMMON RISK/RETURN INFORMATION

     6   OTC MASTER FUND

     8   MEDIUS MASTER FUND


         SECTOR FUND

     10  UTILITIES MASTER FUND


     12  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

     16  SHAREHOLDER SERVICES GUIDE

     16  DIVIDENDS AND DISTRIBUTIONS

     16  TAX INFORMATION

     17  MANAGEMENT OF THE FUNDS

     19  BENCHMARK INFORMATION

     BC  ADDITIONAL INFORMATION

4


This page intentionally left blank.

                                                                    PROSPECTUS 5


RYDEX BENCHMARK FUNDS

OTC MASTER FUND

MEDIUS MASTER FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.


TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

SWAP COUNTERPARTY CREDIT RISK - A Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

6


OTC MASTER FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Master Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures, options and swap transactions. The Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                    PROSPECTUS 7


OTC MASTER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The OTC Master Fund is not currently open, and therefore does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the OTC Master Fund.

SHAREHOLDER FEES.......................................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES...................................................................   0.75%
     DISTRIBUTION (12b -1) FEES........................................................   NONE
     OTHER EXPENSES*...................................................................   0.03%
TOTAL ANNUAL FUND OPERATING EXPENSES...................................................   0.93%

*OTHER EXPENSES ARE ESTIMATED

EXAMPLE

This Example is intended to help you compare the cost of investing in the OTC Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

OTC MASTER FUND            1 YEAR                    3 YEARS
--------------------------------------------------------------------------------

                            $98                      $305

8


MEDIUS MASTER FUND

FUND INFORMATION

FUND OBJECTIVE

The Medius Master Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Medius Master Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Medius Master Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts and may enter into swap transactions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

                                                                    PROSPECTUS 9


MEDIUS MASTER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Medius Master Fund is not currently open, and therefore does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Medius Master Fund.

SHAREHOLDER FEES....................................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES................................................................   0.90%
     DISTRIBUTION (12b -1) FEES.....................................................   NONE
     OTHER EXPENSES*................................................................   0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES................................................   0.93%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Medius Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

MEDIUS MASTER FUND                 1 YEAR                    3 YEARS
--------------------------------------------------------------------------------

                                    $98                       $305

10


UTILITIES MASTER FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Master Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

The Utilities Master Fund is subject to a number of risks that will affect the value of its shares, including:


EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

                                                                   PROSPECTUS 11


SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

12


UTILITIES MASTER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Utilities Master Fund is not currently open, and therefore does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Utilities Master Fund.

SHAREHOLDER FEES.....................................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES.................................................................   .85%
     DISTRIBUTION (12b -1) FEES......................................................   NONE
     OTHER EXPENSES*.................................................................   .03%
TOTAL ANNUAL FUND OPERATING EXPENSES.................................................   .88%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Utilities Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

UTILITIES MASTER FUND               1 YEAR                     3 YEARS
--------------------------------------------------------------------------------

                                      $92                        $289

                                                                   PROSPECTUS 13


MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

The OTC Master Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Medius Master Fund seeks to provide investment results that correlate to the performance of a specific benchmark over time. The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK
--------------------------------------------------------------------------------

OTC MASTER FUND              Nasdaq 100 Index(R)

MEDIUS MASTER FUND           S&P MidCap 400(R) Index

A BRIEF GUIDE TO THE BENCHMARKS.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market.

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.


Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). Because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of the underlying index on a daily basis than over an extended period of time.


ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Medius Master Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

SECTOR FUND. In managing the Utilities Master Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indexes are not available for the Utilities Master Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for the sector, which is defined as companies that derive at

14


least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Utilities Master Fund to ensure that it remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC MASTER AND UTILITIES MASTER FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Master Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Utilities Master Fund invests in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (UTILITIES MASTER FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of

                                                                   PROSPECTUS 15


dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (UTILITIES MASTER FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

16


      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SMALL AND MEDIUM ISSUER RISK (MEDIUS MASTER AND UTILITIES MASTER FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 17


SHAREHOLDER INFORMATION GUIDE

PURCHASING AND REDEEMING SHARES

Shares of the Master Funds are offered only to the feeder funds in the Trust's "master-feeder" structure.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV. Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders.

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

18


TAX STATUS OF DISTRIBUTIONS

o Each Master Fund will, at least annually, distribute substantially all of its net investment income and net capital gains INCOME.

o The distributions by a Master Fund to its feeder funds will either be in the form of income dividends or capital gains distributions, which result from gains on the sale or exchange of the Master Fund's capital assets held by it for more than one year.

TAX STATUS OF SHARE TRANSACTIONS

It is anticipated that the feeder funds will purchase additional shares of a Master Fund when additional investments are made in the feeder funds and redeem shares of a Master Fund in order to satisfy the feeder funds' redemption requests. Each sale, exchange or redemption of shares of a Master Fund by the feeder funds will be taxable events to the feeder funds. Any losses realized by the feeder funds on such sales, exchanges or redemptions may be subject to the limitations on such sales, exchanges or redemptions may be subject to the limitations set forth under the so-called "wash sale" rules.

STATE TAX CONSIDERATIONS

A Master Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.


MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND*                                                   ADVISORY FEE
--------------------------------------------------------------------------------

OTC MASTER                                                      .75%

MEDIUS MASTER                                                   .90%

UTILITIES MASTER                                                .85%

* THE OTC MASTER, MEDIUS MASTER, AND UTILITIES MASTER FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2004. FIGURES REPRESENT CONTRACTUAL FEE AMOUNTS FOR CURRENT FISCAL YEAR.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and

                                                                   PROSPECTUS 19


Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.


BENCHMARK INFORMATION

STANDARD & POOR'S AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD&POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INSTRUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTED WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

BC



Additional information about the Funds is included in the Statement of Additional Information dated August 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-07584.

                                                                  AUGUST 1, 2004

RYDEX SERIES FUNDS

      PROSPECTUS


BENCHMARK FUNDS

OTC FEEDER

MEDIUS FEEDER


SECTOR FUNDS

UTILITIES FEEDER



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RYDEX FUNDS
THE INDEX ALTERNATIVE

2


RYDEX SERIES FUNDS

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

SECTOR FUND

Rydex Series Funds (the "Trust") is a mutual fund complex with professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

BENCHMARK FUNDS - OTC Feeder Fund and Medius Feeder Fund


SECTOR FUND - Utilities Feeder Fund


The Funds are sold principally to professional money managers and to private investors who take part in certain strategic and tactical asset-allocation investment programs or whose investment strategy includes index-based mutual funds. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site - www.rydexfunds.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                                                    PROSPECTUS 3


         TABLE OF CONTENTS

         BENCHMARK FUNDS

     4   COMMON RISK/RETURN INFORMATION

     5   OTC FEEDER FUND

     7   MEDIUS FEEDER FUND


         SECTOR FUND

     13  UTILITIES FEEDER FUND


     15  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

     21  INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

     24  DISTRIBUTION AND SHAREHOLDER SERVICES

     31  RYDEX ACCOUNT POLICIES

     32  DIVIDENDS AND DISTRIBUTIONS

     32  TAX INFORMATION

     35  MANAGEMENT OF THE FUNDS

     37  BENCHMARK INFORMATION

     BC  ADDITIONAL INFORMATION

4


RYDEX BENCHMARK FUNDS

OTC FEEDER FUND

MEDIUS FEEDER FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations the value of Fund shares than would occur in a more diversified fund.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

                                                                    PROSPECTUS 5


SWAP COUNTERPARTY CREDIT RISK - A Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

6


OTC FEEDER FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Feeder Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the OTC Master Fund, a separate series of the Trust with an identical investment objective.

The OTC Master Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures, options and swap transactions. The OTC Master Fund may also purchase U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                    PROSPECTUS 7


OTC FEEDER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The OTC Feeder Fund is not open and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the OTC Feeder Fund. This table and the example include both the fees paid by the Fund and the fees of the OTC Master Fund.


                                                                                  INVESTOR    ADVISOR     C-          A-
                                                                                  CLASS        CLASS    CLASS**     CLASS***
SHAREHOLDER FEES*
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     (AS A PERCENTAGE OF INITIAL PURCHASE PRICE)................................    NONE       NONE      1.00%**    NONE
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON  PURCHASES                              NONE       NONE       NONE     4.75%***
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES............................................................    .75%       .75%       .75%      .75%
     DISTRIBUTION AND SHAREHOLDER SERVICE (12b -1) FEES.........................    NONE       .25%      1.00%      .25%
     OTHER EXPENSES****.........................................................    .47%       .71%       .48%      .47%
TOTAL ANNUAL FUND OPERATING EXPENSES............................................   1.22%      1.71%      2.23%     1.47%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

*** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

**** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the OTC Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

OTC FEEDER FUND                                        1 YEAR        3 YEARS
--------------------------------------------------------------------------------
Investor Class                                          $128          $399
Advisor Class                                           $180          $556
C-Class
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD     $334          $721
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE
   PERIOD                                               $234          $721
A-Class                                                 $646          $1029

8


MEDIUS FEEDER FUND

FUND INFORMATION

FUND OBJECTIVE

The Medius Feeder Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Medius Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Medius Master Fund, a separate series of the Trust with an identical investment objective.

The Medius Master Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Medius Master Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Medius Master Fund's investment advisor will attempt to consistently apply leverage to increase the Medius Master Fund's exposure to 150% of its benchmark. The Medius Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

                                                                    PROSPECTUS 9


LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

10


MEDIUS FEEDER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Medius Feeder Fund is not open and, therefore, does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Medius Feeder Fund. This table and the example include both the fees paid by the Fund and the fees of the Medius Master Fund.


                                                                                     H-CLASS      C-         A-
                                                                                                CLASS**    CLASS***
SHAREHOLDER FEES*
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     (AS A PERCENTAGE OF INITIAL PURCHASE PRICE)................................       NONE      1.00%       NONE
     MAXIMUM DEFERRED SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         NONE       NONE      4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES............................................................       .90%       .90%       .90%
     DISTRIBUTION AND SHAREHOLDER SERVICE (12b -1) FEES.........................       .25%      1.00%       .25%
     OTHER EXPENSES****.........................................................       .51%       .51%       .51%
TOTAL ANNUAL FUND OPERATING EXPENSES............................................      1.66%      2.41%      1.66%

      * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

*** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

**** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Medius Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MEDIUS FEEDER FUND                                         1 YEAR      3 YEARS
--------------------------------------------------------------------------------
H-Class                                                     $174        $540
C-Class
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD         $353        $778
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE
   PERIOD                                                   $253        $778
A-Class                                                     $665        $1090

                                                                   PROSPECTUS 11


UTILITIES FEEDER FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Feeder Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Utilities Master Fund, a separate series of the Trust with an identical investment objective.

The Utilities Master Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Utilities Master Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

The Utilities Master Fund is subject to a number of risks that will affect the value of its shares, including:


EQUITY RISK - The equity markets are volatile, and the value of the Funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate drastically from day to day. This volatility may cause the value of your investment in a Sector Fund to decrease.

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations the value of Fund shares than would occur in a more diversified fund.

12


ACTIVE TRADING RISK - A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

                                                                   PROSPECTUS 13


UTILITIES FEEDER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Utilities Feeder Fund is not open and, therefore, does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Utilities Feeder Fund. This table and the example include both the fees paid by the Fund and the fees of the Utilities Master Fund.


                                                                                    INVESTOR   ADVISOR       C-          A-
                                                                                      CLASS     CLASS      CLASS**     CLASS***
SHAREHOLDER FEES*
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     (AS A PERCENTAGE OF INITIAL PURCHASE PRICE)................................       NONE      NONE       1.00%       NONE
     MAXIMUM DEFERRED SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         NONE      NONE        NONE      4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES............................................................       .85%      .85%        .85%       .85%
     DISTRIBUTION AND SHAREHOLDER SERVICE (12b -1) FEES.........................       NONE      .25%       1.00%       .25%
     OTHER EXPENSES****.........................................................       .50%      .74%        .51%       .51%
TOTAL ANNUAL FUND OPERATING EXPENSES............................................      1.35%     1.84%       2.36%      1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

*** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

**** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Utilities Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

UTILITIES FEEDER FUND                                    1 YEAR        3 YEARS
--------------------------------------------------------------------------------
Investor Class                                            $142          $441
Advisor Class                                             $193          $598
C-Class
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD       $348          $762
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE
   PERIOD                                                 $248          $762
                                                          $636          $974

14


A-Class


MORE INFORMATION ABOUT FUND

INVESTMENTS AND RISK

The OTC Feeder Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Medius Feeder Fund seeks to provide investment results that correlate to the performance of a specific benchmark over time. The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK
--------------------------------------------------------------------------------

OTC FEEDER FUND              Nasdaq 100 Index(R)

MEDIUS FEEDER FUND           S&P MidCap 400(R) Index

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.


Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). Because of the effect of compounding, the performance of a leveraged fund is more likely to match the preformance of its underlying index on a daily basis than over an extended period of time.


ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The

                                                                   PROSPECTUS 15


Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Medius Feeder Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective "Fund Information" sections, the OTC Feeder, Medius Feeder, and Utilities Feeder Funds seeks to pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." The OTC, Medius and Utilities Funds (currently offered in another prospectus) have reserved the right to reorganize into master-feeder arrangements by contributing all their assets and liabilities to the OTC Master, Medius Master, and Utilities Master Funds in exchange for shares of the OTC Feeder, Medius Feeder, and Utilities Feeder Funds. The OTC, Medius, and Utilities Funds may switch to a "master-feeder" arrangement at any time, without the need for shareholder approval, if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect

16


interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. In addition, the Advisor may discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FEEDER, UTILITIES FEEDER FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more

                                                                   PROSPECTUS 17


issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Feeder Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Real Estate and Utilities Feeder Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (UTILITIES FEEDER FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income.

18


Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (UTILITIES FEEDER FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price

                                                                   PROSPECTUS 19


      during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("Nasdaq") and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

20


SMALL AND MEDIUM ISSUER RISK (MEDIUS FEEDER AND UTILITIES FUNDS) - Small and Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

Investor Class and H-Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial professionals.

Advisor Class Shares are offered through authorized securities brokers and other financial professionals.

C-Class Shares and A-Class Shares are offered exclusively through authorized securities brokers and other financial professionals.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex Web site - www.rydexfunds.com. You may also use the Rydex Web site to open certain types of accounts electronically using an e-signature. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexfunds.com.

The type of application you will need to complete depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your broker will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment amount for Investor Class, Advisor Class and H-Class Shares is:

                                                                   PROSPECTUS 21


o     $25,000 for self-directed accounts (INCLUDING RETIREMENT ACCOUNTS)

o     $15,000 for accounts managed by a registered investment advisor

The minimum initial investment amount for C-Class Shares and A-Class Shares are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

To meet Investor Class, Advisor Class and H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex. There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self-directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses).

o     BE SURE TO SIGN THE APPLICATION.

BUYING, SELLING AND EXCHANGING FUND SHARES

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the New York Stock Exchange (NYSE) is open for business (a "Business Day").

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV. Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

22


The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

--------------------------------------------------------------------------------
        FUND                                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
ALL BENCHMARK FUNDS                                       3:45 P.M.*
--------------------------------------------------------------------------------
SECTOR FUND                                               3:30 P.M.*
--------------------------------------------------------------------------------

* FOR INTERNET TRANSACTIONS IN THE BENCHMARK FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME. FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXFUNDS.COM.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

                                                                   PROSPECTUS 23


SALES CHARGES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge ("CDSC") based on your initial purchase or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission equal to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVERS OF THE CDSC

If your intermediary has entered into arrangements with the Distributor to forego receipt of an initial sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. In addition, the CDSC will be waived upon the redemption of C-Class Shares:

o     purchased by reinvesting dividends;

o     following the death or disability of a shareholder;

o that, in the aggregate, do not exceed 10% of the current market value of shares; and

o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

---------------------------------------------------------------------------------------------------
Amount of Investment                         Sales Charge as % of       Sales Charge as % of Net
                                             Offering Price             Amount Invested
---------------------------------------------------------------------------------------------------
Less than $100,000                            4.75%                     4.99%
---------------------------------------------------------------------------------------------------
$100,000 but less than $250,000               3.75%                     3.90%
---------------------------------------------------------------------------------------------------
$250,000 but less than $500,000               2.75%                     2.83%
---------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000             1.60%                     1.63%
---------------------------------------------------------------------------------------------------
$1,000,000 or greater                         *                         *
---------------------------------------------------------------------------------------------------

24


HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the Statement of Additional Information.

RIGHTS OF ACCUMULATION

To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class Shares you own.

Additionally, you may combine simultaneous purchases of A-Class Shares with the shares of any other class of Rydex Funds (other than money market funds) to reduce the sales charge rate that applies to purchases of A-Class Shares. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares are waived for certain types of investors, including:

o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (Selling Broker) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

                                                                   PROSPECTUS 25


      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

o     A-Class Shares purchased by reinvesting dividends and distributions.

o     When exchanging A-Class Shares of one Fund for A-Class Shares of another
      Fund.

DISTRIBUTION AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed ..25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges.

H-CLASS SHARES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to the Distributor and other Service Providers. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in

26


turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

ADVISOR CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to the Distributor and other Service Providers. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

BUYING FUND SHARES

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds transaction cut-off times.

PURCHASE PROCEDURES

The Funds offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, third-party checks or credit card convenience checks, cashiers check, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

                                                                   PROSPECTUS 27


----------------------------------------------------------------------------------------------------------------------
                                         INITIAL PURCHASE                            SUBSEQUENT PURCHASES
----------------------------------------------------------------------------------------------------------------------
BY MAIL                    Complete the account application that         Complete the Rydex investment slip included
                           corresponds to the type of account you are    with your quarterly statement or send
IRA AND OTHER RETIREMENT   opening.                                      written purchase instructions that include:
ACCOUNTS REQUIRE
ADDITIONAL PAPERWORK.      o   MAKE SURE TO DESIGNATE WHICH RYDEX        o        YOUR NAME
                               FUND(S) YOU WANT TO PURCHASE.
CALL RYDEX SHAREHOLDER                                                   o        YOUR SHAREHOLDER ACCOUNT NUMBER
SERVICES TO REQUEST A      o   MAKE SURE YOUR INVESTMENT MEETS
RETIREMENT ACCOUNT             THE ACCOUNT MINIMUM.                      o        WHICH RYDEX FUND(S) YOU WANT TO
INVESTOR APPLICATION KIT.                                                         PURCHASE.
                           -------------------------------------------------------------------------------------------
                                              Make your check payable to RYDEX FUNDS.
                           -------------------------------------------------------------------------------------------
                                Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                           -------------------------------------------------------------------------------------------
                                 Include the name of the Rydex Fund(s) you want to purchase on your check.

                           IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                           CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE
                                                                PROSPECTUS.
                           -------------------------------------------------------------------------------------------
                           Mail your application and check to:           Mail your written purchase instructions and
                                                                         check to:
                           -------------------------------------------------------------------------------------------
                           MAILING ADDRESS:

                           Rydex Funds
                           Attn: Ops. Dept.
                           9601 Blackwell Road, Suite 500
                           Rockville, MD 20850
----------------------------------------------------------------------------------------------------------------------
BY WIRE                    Obtain an account number by completing the
                           account application that corresponds to the
RYDEX FAX NUMBER:          type of account you are opening. Then, fax
301.296.5103               or mail it to Rydex.                          Be sure to designate in your wire
                                                                         instructions which Rydex Fund(s) you want
RYDEX SHAREHOLDER          o   MAKE SURE TO DESIGNATE WHICH RYDEX        to purchase.
SERVICES PHONE NUMBER:         FUND(S) YOU WANT TO PURCHASE.
800.820.0888 OR
301.296.5406               o   MAKE SURE YOUR INVESTMENT MEETS
                               THE ACCOUNT MINIMUM.
----------------------------------------------------------------------------------------------------------------------

28


----------------------------------------------------------------------------------------------------------------------
                                         INITIAL PURCHASE                            SUBSEQUENT PURCHASES
----------------------------------------------------------------------------------------------------------------------
                           To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU
                           MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                           TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:

                           o   Account Number

                           o   Fund Name

                           o   Amount of Wire

                           o   Fed Wire Reference Number

                           You will receive a confirmation number to verify that your purchase order has been accepted.

                           IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER
                                                CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
                           -------------------------------------------------------------------------------------------
                           WIRE INSTRUCTIONS:

                           U.S. Bank
                           Cincinnati, OH
                           Routing Number: 0420-00013
                           For Account of: Rydex Funds
                           Account Number: 48038-9030
                           [Your Name]
                           [Your shareholder account number & Fund choice]

                            IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                            CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE
                                                                  PROSPECTUS.
----------------------------------------------------------------------------------------------------------------------
BY INTERNET RYDEXPRESS                  Follow the directions on the Rydex Web site - www.rydexfunds.com
INVEST (ACH)
----------------------------------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o     if your bank does not honor your check for any reason

o     if the transfer agent does not receive your wire transfer

o     if the transfer agent does not receive your ACH transfer

o     if your bank does not honor your ACH transfer.

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF

                                                                   PROSPECTUS 29


ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV, subject to any applicable CDSC, after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

The Funds offer you the option to send redemption orders by:


            Rydex Funds
MAIL        Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

FAX         301.296.5103

            If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.

TELEPHONE   800.820.0888 OR 301.296.5406

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o     your name

o     your shareholder account number

o     Fund name(s)

o     dollar amount or number of shares you would like to sell

o     whether you want you sale proceeds sent to you by check, wire or ACH

o     signature of account owner(s) (not required for telephone redemptions)

30


You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable account minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

                                                                   PROSPECTUS 31


EXCHANGING FUND SHARES

Unlike most mutual funds, Rydex offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of any class of shares of any Fund for the same class of shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

            Rydex Funds
MAIL        Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

FAX         301.296.5103

            If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.

TELEPHONE   800.820.0888 OR 301.296.5406

INTERNET    www.rydexfunds.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o     your name

o     your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o     signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between

32


multiple Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

RYDEX ACCOUNT POLICIES


SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account. Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

                                                                   PROSPECTUS 33


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Funds have instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the Web via email notification. For more information on eDelivery, please visit the Rydex Web site at www.rydexfunds ..com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o     $15 for wire transfers of redemption proceeds under $5,000

o     $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o     $25 for bounced draft checks or ACH transactions

o     $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

34


DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 % (5 % for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

                                                                   PROSPECTUS 35


o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

36



MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

RYDEX INVESTMENTS (THE "ADVISOR"), 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850, SERVES AS INVESTMENT ADVISOR AND MANAGER OF THE FUNDS. THE ADVISOR HAS SERVED AS THE INVESTMENT ADVISOR OF THE RYDEX FUNDS SINCE THE FUNDS' INCEPTION OVER 10 YEARS AGO, AND SERVES AS SUB-ADVISOR TO SEVERAL OTHER MUTUAL FUNDS.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND*                                                  ADVISORY FEE
--------------------------------------------------------------------------------

OTC FEEDER**                                                   .75%

MEDIUS FEEDER**                                                .90%

UTILITIES FEEDER**                                             .85%

* THE OTC FEEDER, MEDIUS FEEDER, AND UTILITIES FEEDER HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2004. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

** THE ADVISORY FEES REPRESENT THE FEES CHARGED AT THE MASTER FUND LEVEL.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                                                   PROSPECTUS 37


PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, , CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

38


BENCHMARK INFORMATION

STANDARD & POOR'S AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD&POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INSTRUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTED WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

BC



Additional information about the Funds is included in the Statement of Additional Information dated August 1, 2004, which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-07584.

                               RYDEX SERIES FUNDS


                                                                      PROSPECTUS
                                                                  A-CLASS SHARES
                                                                  AUGUST 1, 2004

       BENCHMARK FUNDS                      SECTOR FUNDS
       LARGE-CAP VALUE                      BANKING
       LARGE-CAP GROWTH                     BASIC MATERIALS
       MID-CAP VALUE                        BIOTECHNOLOGY
       MID-CAP GROWTH                       CONSUMER PRODUCTS
       SMALL-CAP VALUE                      ELECTRONICS
       SMALL-CAP GROWTH                     ENERGY
                                            ENERGY SERVICES
                                            FINANCIAL SERVICES
                                            HEALTH CARE
                                            INTERNET
                                            LEISURE
                                            PRECIOUS METALS
                                            REAL ESTATE
                                            RETAILING
                                            TECHNOLOGY
                                            TELECOMMUNICATIONS
                                            TRANSPORTATION
                                            UTILITIES

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                        --------
                                                                        RYDEX(R)
                                                                        --------

2


TABLE OF CONTENTS

BENCHMARK FUNDS
          Common Risk/Return Information                     4
          Large-Cap Value Fund                               6
          Large-Cap Growth Fund                              8
          Mid-Cap Value Fund                                10
          Mid-Cap Growth Fund                               12
          Small-Cap Value Fund                              14
          Small-Cap Growth Fund                             16

SECTOR FUNDS
          Common Risk/Return Information                    18
          Banking Fund                                      19
          Basic Materials Fund                              22
          Biotechnology Fund                                25
          Consumer Products Fund                            28
          Electronics Fund                                  31
          Energy Fund                                       34
          Energy Services Fund                              37
          Financial Services Fund                           40
          Health Care Fund                                  43
          Internet Fund                                     46
          Leisure Fund                                      49
          Precious Metals Fund                              52
          Real Estate Fund                                  55
          Retailing Fund                                    57
          Technology Fund                                   60
          Telecommunications Fund                           63
          Transportation Fund                               66
          Utilities Fund                                    69

INVESTMENTS AND RISK                                        72
       SHAREHOLDER INFORMATION                              77
       TRANSACTION INFORMATION                              77
       SALES CHARGES                                        78
       BUYING FUND SHARES                                   80
       SELLING FUND SHARES                                  83
       EXCHANGING FUND SHARES                               84
       RYDEX ACCOUNT POLICIES                               86
       DISTRIBUTION PLAN                                    87
       DIVIDENDS AND DISTRIBUTIONS                          87
       TAX INFORMATION                                      87
       MANAGEMENT OF THE FUNDS                              88
       BENCHMARK INFORMATION                                90

                                                                    PROSPECTUS 3


                               RYDEX SERIES FUNDS

                                 A-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                800.820.0888 o 301.296.5100 o WWW.RYDEXFUNDS.COM

--------------------------------------------------------------------------------
BENCHMARK FUNDS
SECTOR FUNDS
--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

BENCHMARK FUNDS - Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund, and Small-Cap Growth Fund.

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

A-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

4


RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND                        SMALL-CAP VALUE FUND

LARGE-CAP GROWTH FUND                       SMALL-CAP GROWTH FUND

MID-CAP VALUE FUND

MID-CAP GROWTH FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction

                                                                    PROSPECTUS 5


costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SWAP COUNTERPARTY CREDIT RISK - A Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

6


LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index"). The investment objective of the Large-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Large-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                    PROSPECTUS 7


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Large-Cap Value Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)___   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES____________________________________________________________________________________   0.75%
    DISTRIBUTION (12b-1) FEES__________________________________________________________________________   0.25%
    OTHER EXPENSES***__________________________________________________________________________________   0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES___________________________________________________________________   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP VALUE FUND                                        1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $616         $913

8


LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index"). The investment objective of the Large-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Large-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                    PROSPECTUS 9


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Large-Cap Growth Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.75%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES***___________________________________________________________________________________   0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP GROWTH FUND                                       1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $616         $913

10


MID-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap securities. The Fund's current benchmark is the S&P MidCap 400/ Barra Value Index (the "underlying index"). The investment objective of the Mid-Cap Value Fund is non-fundamental and may be changed without shareholder approval

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap securities. The Fund's current benchmark is the S&P MidCap 400/ Barra Value Index (the "underlying index"). The investment objective of the Mid-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Mid-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 11


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Mid-Cap Value Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.75%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES***___________________________________________________________________________________   0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MID-CAP VALUE FUND                                          1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $616         $913

12


MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index"). The Fund's investment objective and benchmark are non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                   PROSPECTUS 13


PERFORMANCE

The Mid-Cap Growth Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Mid-Cap Growth Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.75%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES ***__________________________________________________________________________________   0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

MID-CAP GROWTH FUND                                         1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $616         $913

14


SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index"). The investment objective of the Small-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Value Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                   PROSPECTUS 15


PERFORMANCE

The Small-Cap Value Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Small-Cap Value Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____    4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________    0.75%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________    0.25%
    OTHER EXPENSES ***__________________________________________________________________________________    0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________    1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

SMALL-CAP VALUE FUND                                        1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $616         $913

16


SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index"). The investment objective of the Small-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PORFOLIO INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Growth Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                   PROSPECTUS 17


PERFORMANCE

The Small-Cap Growth Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Small-Cap Growth Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____    4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________    0.75%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________    0.25%
    OTHER EXPENSES***___________________________________________________________________________________    0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________    1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

SMALL-CAP GROWTH FUND                                       1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $616         $913

18


RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------

BANKING FUND                                INTERNET FUND

BASIC MATERIALS FUND                        LEISURE FUND

BIOTECHNOLOGY FUND                          PRECIOUS METALS FUND

CONSUMER PRODUCTS FUND                      REAL ESTATE FUND

ELECTRONICS FUND                            RETAILING FUND

ENERGY FUND                                 TECHNOLOGY FUND

ENERGY SERVICES FUND                        TELECOMMUNICATIONS FUND

FINANCIAL SERVICES FUND                     TRANSPORTATION FUND

HEALTH CARE FUND                            UTILITIES FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 19


BANKING FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, enter into swap agreements, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

20


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Banking Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                          Banking Fund
                          - Investor
12/31/1999                   -18.86
12/31/2000                    16.32
12/31/2001                    -2.02
12/31/2002                    -1.98
12/31/2003                    32.31

HIGHEST QUARTER                        LOWEST QUARTER

Banking-Investor

         22.02%                                -18.20%
9/30/2000                                   9/30/1999

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                 FUND RETURN        TAXES ON           SALE OF FUND     S&P 500
                 BEFORE TAXES    DISTRIBUTIONS(2)        SHARES(2)      INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR       32.31%           31.94%              20.99%          28.68%
PAST FIVE YEARS      3.70%            3.14%               2.80%          -0.57%
SINCE INCEPTION      1.16%            0.68%               0.67%           1.51%
(01/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Banking Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES______________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

                                                                   PROSPECTUS 21


EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BANKING FUND                                                1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

22


BASIC MATERIALS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

                                                                   PROSPECTUS 23


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Basic Materials Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                         Basic
                         Materials
                         Fund- Investor
 12/31/1999                  21.96
 12/31/2000                  20.69
 12/31/2001                  -0.45
 12/31/2002                 -13.58
[12/31/2003                  32.31]

HIGHEST QUARTER                LOWEST QUARTER

Basic Materials - Investor

        [22.02%                       -18.20%
9/30/2000                          9/30/1999]

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                 FUND RETURN AFTER  DISTRIBUTIONS AND
                  FUND RETURN        TAXES ON          SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS(2)     SHARES(2) I      INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        32.53%           32.26%              21.12%         28.68%
PAST FIVE YEARS       1.96%            1.82%               1.58%         -0.57%

SINCE INCEPTION       2.27%           -2.69%              -2.24%          1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Basic Materials Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES _____________________________________________________________________________________   0.53%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.63%

24


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BASIC MATERIALS FUND                                        1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $638         $980

                                                                   PROSPECTUS 25


BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

26


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Biotechnology Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Biotechnology Fund - Investor
12/31/1999              96.24
12/31/2000              28.63
12/31/2001             -16.82
12/31/2002             -45.56
12/31/2003              46.40

HIGHEST QUARTER                LOWEST QUARTER

Biotechnology - Investor

         46.37%                        -33.51%
12/31/1999                          6/30/2002

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                     FUND RETURN AFTER
                                                         TAXES ON
                                 FUND RETURN AFTER  DISTRIBUTIONS AND
                  FUND RETURN        TAXES ON          SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS(2)       SHARES(2)      INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        46.40%           46.40%              30.16%         28.68%
PAST FIVE YEARS      10.85%           10.83%               9.46%         -0.57%

SINCE INCEPTION      12.61%           12.59%              11.10%          1.51%
(12/03/93)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Biotechnology Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____    4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________    0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________    0.25%
    OTHER EXPENSES _____________________________________________________________________________________    0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________    1.60%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

                                                                   PROSPECTUS 27


** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BIOTECHNOLOGY FUND                                          1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $635         $971

28


CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

                                                                   PROSPECTUS 29


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Consumer Products Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Consumer Products - Investor
12/31/1999               2.32
12/31/2000             -12.91
12/31/2001              -2.79
12/31/2002              -3.58
12/31/2003              21.65

HIGHEST QUARTER                LOWEST QUARTER

Consumer Products - Investor

         15.70%                        -17.29%
12/31/1999                          3/31/2000

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        21.65%          21.56%               14.07%         28.68%
PAST FIVE YEARS       0.32%          -0.05%                0.04%         -0.57%

SINCE INCEPTION      -1.08%          -1.42%               -1.12%          0.71%
(12/03/93)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Consumer Products Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES______________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

30


** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

CONSUMER PRODUCTS FUND                                      1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

                                                                   PROSPECTUS 31


ELECTRONICS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

32


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Electronics Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Electronics -
                    Investor
12/31/1999             121.57
12/31/2000             -18.00
12/31/2001             -29.31
12/31/2002             -49.16
12/31/2003              72.74

HIGHEST QUARTER                LOWEST QUARTER

Electronics - Investor

         48.46%                        -38.62%
12/31/1999                          9/30/2002

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2001)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES   DISTRIBUTIONS(2)        SHARES(2)      INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR       72.74%           72.74%              47.28%          28.68%
PAST FIVE YEARS      2.44%            2.38%               2.06%          -0.57%
SINCE INCEPTION      6.35%            6.27%               5.46%           1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Electronics Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES _____________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

                                                                   PROSPECTUS 33


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ELECTRONICS FUND                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

34


ENERGY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

                                                                   PROSPECTUS 35


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Energy Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Energy -
                    Investor
12/31/1999            18.68
12/31/2000            22.81
12/31/2001           -13.12
12/31/2002           -13.22
12/31/2003            23.97

HIGHEST QUARTER                LOWEST QUARTER

Energy - Investor

         16.17%                        -18.42%
12/31/2003                          9/30/2002

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                     FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR       23.97%           23.83%              15.57%          28.68%
PAST FIVE YEARS      6.38%            6.27%               5.44%          -0.57%
SINCE INCEPTION      2.29%            2.19%               1.90%           1.22%
(04/21/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Energy Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES _____________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

36


** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ENERGY FUND                                                 1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

                                                                   PROSPECTUS 37


ENERGY SERVICES FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

38


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Energy Services Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Energy Services - Investor
12/31/1999              44.83
12/31/2000              41.37
12/31/2001             -31.79
12/31/2002             -10.36
12/31/2003               8.69

HIGHEST QUARTER                LOWEST QUARTER

Energy Services - Investor

         32.81%                        -30.87%
3/31/2000                           9/30/2001

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR SHARE CLASS

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        8.69%            8.69%               5.65%          28.68%
PAST FIVE YEARS      6.36%            6.36%               5.50%          -0.57%
SINCE INCEPTION     -7.00%           -7.00%              -5.78%           1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Energy Services Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES______________________________________________________________________________________   0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.62%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

                                                                   PROSPECTUS 39


** NO SALES CHARGE (LOAD) IS IMPOSED ON PURCHASES OF A-CLASS OF THE MONEY MARKET FUND. A SALES CHARGE OF UP TO 4.75% MAY APPLY TO EXCHANGES OF A-CLASS SHARES OF THE MONEY MARKET FUND FOR A-CLASS SHARES OF ANOTHER FUND. SEE "SALES CHARGES" AND "EXCHANGING FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ENERGY SERVICES FUND                                        1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $637         $977

40


FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

                                                                   PROSPECTUS 41


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Financial Services Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Financial Services - Investor
12/31/1999              -1.46
12/31/2000              21.78
12/31/2001             -12.96
12/31/2002             -15.94
12/31/2003              29.71

HIGHEST QUARTER                LOWEST QUARTER

Financial Services - Investor

         22.80%                        -19.61%
9/30/2000                           9/30/2002

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR       29.71%           29.53%              19.30%         28.68%
PAST FIVE YEARS      2.63%            2.49%               2.16%         -0.57%
SINCE INCEPTION      1.15%            1.03%               0.91%          1.33%
(04/02/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Financial Services Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES _____________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

42


EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

FINANCIAL SERVICES FUND                                     1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

                                                                   PROSPECTUS 43


HEALTH CARE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

44


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Health Care Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Health Care -
                    Investor
12/31/1999             -13.06
12/31/2000              31.07
12/31/2001             -12.58
12/31/2002             -20.05
12/31/2003              32.39

HIGHEST QUARTER                LOWEST QUARTER

Health Care - Investor

         16.88%                        -15.49%
6/30/2000                           6/30/2002

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        32.39%          32.39%              21.05%          28.68%
PAST FIVE YEARS       1.06%           1.06%               0.90%          -0.57%
SINCE INCEPTION       3.47%           3.47%               2.98%           1.28%
(04/17/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Health Care Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES______________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

                                                                   PROSPECTUS 45


EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

HEALTH CARE FUND                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

46


INTERNET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

                                                                   PROSPECTUS 47


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Internet Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Internet -
                    Investor
12/31/2001            -46.13
12/31/2002            -43.49
12/31/2003             64.02

HIGHEST QUARTER                LOWEST QUARTER

Internet - Investor

         39.11%                        -44.57%
12/31/2001                          9/30/2001

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        64.02%           64.02%              41.61%         28.68%
SINCE INCEPTION     -37.74%          -37.74%             -27.89%         -6.33%
(04/06/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Internet Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES ***__________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

48


** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

INTERNET FUND                                               1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

                                                                   PROSPECTUS 49


LEISURE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

50


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Leisure Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Leisure -
                    Investor
12/31/1999             9.37
12/31/2000           -22.31
12/31/2001           -17.54
12/31/2002           -15.31
12/31/2003            34.35

HIGHEST QUARTER                LOWEST QUARTER

Leisure - Investor

         18.74%                        -35.92%
6/30/2003                           9/30/2001

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                 FUND RETURN        TAXES ON           SALE OF FUND     S&P 500
                 BEFORE TAXES     DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR       34.35%           34.35%               22.32%         28.68%
PAST FIVE YEARS     -4.43%           -4.50%               -3.75%         -0.57%
SINCE INCEPTION     -2.84%           -2.90%               -2.42%          1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Leisure Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES______________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

                                                                   PROSPECTUS 51


EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LEISURE FUND                                                1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

52


PRECIOUS METALS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

                                                                   PROSPECTUS 53


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Precious Metals Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Precious Metals - Investor

12/31/1994             -25.44
12/31/1995              11.54
12/31/1996              -2.62
12/31/1997             -37.62
12/31/1998             -14.42
12/31/1999               0.00
12/31/2000             -21.79
12/31/2001              18.66
12/31/2002              48.24
12/31/2003              42.31

HIGHEST QUARTER                LOWEST QUARTER

Precious Metals - Investor

         32.48%                        -32.91%
3/31/2002                          12/31/1997

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        42.31%          42.30%               27.50%         28.68%
PAST FIVE YEARS      14.38%          14.32%               12.60%         -0.57%
PAST TEN YEARS       -1.65%          -1.71%              -1.431%         11.07%
(12/01/93)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Precious Metals Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.75%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES _____________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.51%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

54


EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

PRECIOUS METALS FUND                                        1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $626         $944

                                                                   PROSPECTUS 55


REAL ESTATE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

56


PERFORMANCE

The Real Estate Fund commenced operations on February 20, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Real Estate Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES***___________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

REAL ESTATE FUND                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

                                                                   PROSPECTUS 57


RETAILING FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

58


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Retailing Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Retailing - Investor
12/31/1999              12.91
12/31/2000             -24.06
12/31/2001               3.23
12/31/2002             -23.44
12/31/2003              33.85

HIGHEST QUARTER                LOWEST QUARTER

Retailing - Investor

         20.89%                        -18.46%
12/31/2001                          9/30/2002

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        33.85%          33.85%               22.00%         28.68%
PAST FIVE YEARS      -1.93%          -2.00%               -1.67%         -0.57%
SINCE INCEPTION       2.06%           2.00%                1.73%          1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Retailing Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES______________________________________________________________________________________   0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.60%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

                                                                   PROSPECTUS 59


** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

RETAILING FUND                                              1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $635         $971

60


TECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                   PROSPECTUS 61


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Technology Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Technology -
                    Investor
12/31/1999             81.16
12/31/2000            -38.75
12/31/2001            -29.14
12/31/2002            -40.38
12/31/2003             57.16

HIGHEST QUARTER                LOWEST QUARTER

Technology - Investor

         39.65%                        -36.26%
12/31/1999                          9/30/2001

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        57.16%          57.16%               37.16%         28.68%
PAST FIVE YEARS      -5.93%          -5.93%               -4.94%         -0.57%
SINCE INCEPTION       2.16%           2.16%                1.85%          1.39%
(12/03/93)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Technology Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES _____________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

62


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TECHNOLOGY FUND                                             1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

                                                                   PROSPECTUS 63


TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

64


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Telecommunications Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Telecommunications - Investor
12/31/1999              58.59
12/31/2000             -39.41
12/31/2001             -46.82
12/31/2002             -43.04
12/31/2003              31.78

HIGHEST QUARTER                LOWEST QUARTER

Telecommunications - Investor

         36.36%                        -32.86%
12/31/2002                          3/31/2001

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        31.78%           31.61%              20.65%         28.68%
PAST FIVE YEARS      17.44%          -17.49%             -13.82%         -0.57%
SINCE INCEPTION     -12.10%          -12.14%              -9.76%          1.51%
(04/01/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Telecommunications Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES _____________________________________________________________________________________   0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.62%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

                                                                   PROSPECTUS 65


** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TELECOMMUNICATIONS FUND                                     1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $637         $977

66


TRANSPORTATION FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

                                                                   PROSPECTUS 67


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Transportation Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Transportation - Investor
12/31/1999             -18.36
12/31/2000               0.46
12/31/2001              -3.48
12/31/2002             -13.01
12/31/2003              18.56

HIGHEST QUARTER                LOWEST QUARTER

Transportation - Investor

         19.70%                        -19.91%
12/31/2001                          9/30/1999

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) INVESTOR CLASS SHARES

                                                    FUND RETURN AFTER
                                                         TAXES ON
                                FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN       TAXES ON           SALE OF FUND     S&P 500
                  BEFORE TAXES    DISTRIBUTIONS           SHARES        INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        18.56%          18.56%               12.06%         28.68%
--------------------------------------------------------------------------------
PAST FIVE YEARS      -3.98%          -3.98%               -3.34%         -0.57%
SINCE INCEPTION      -7.02%          -7.02%               -5.08%          1.33%
(04/02/98)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Transportation Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES______________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

68


** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TRANSPORTATION FUND                                         1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

                                                                   PROSPECTUS 69


UTILITIES FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

70


PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Utilities Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the Investor Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                    Utilities -
                    Investor
12/31/2001            -24.33
12/31/2002            -32.37
12/31/2003             25.41

HIGHEST QUARTER                LOWEST QUARTER

Utilities - Investor

         20.39%                       -23.13%
6/30/2003                           9/30/2002

Sales loads are not reflected in the bar chart or in the highest and lowest quarterly returns. If they were, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1) NVESTOR CLASS SHARES

                                                     FUND RETURN AFTER
                                                          TAXES ON
                                 FUND RETURN AFTER   DISTRIBUTIONS AND
                  FUND RETURN        TAXES ON           SALE OF FUND    S&P 500
                 BEFORE TAXES I    DISTRIBUTIONS           SHARES       INDEX(3)
--------------------------------------------------------------------------------
PAST ONE YEAR        25.41%           23.24%               16.42%        28.68%
SINCE INCEPTION      -6.92%           -8.21%               -6.53%        -6.39%
(04/03/00)(4)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED AS OF AUGUST 1, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Utilities Fund.

SHAREHOLDER FEES*
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**  (as a percentage of initial purchase price)____   4.75%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES_____________________________________________________________________________________   0.85%
    DISTRIBUTION (12b-1) FEES___________________________________________________________________________   0.25%
    OTHER EXPENSES _____________________________________________________________________________________   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________________________________   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

                                                                   PROSPECTUS 71


EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

UTILITIES FUND                                              1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                                      $636         $974

72


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

The Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Funds seek to provide investment results that MATCH the performance of a specific benchmark on a daily basis.

The current benchmark used by each Fund is set forth below:

FUND                              BENCHMARK
LARGE-CAP VALUE FUND              S&P 500/BARRA VALUE INDEX
LARGE-CAP GROWTH FUND             S&P 500/BARRA GROWTH INDEX
MID-CAP VALUE FUND                S&P MIDCAP 400/BARRA VALUE INDEX
MID-CAP GROWTH FUND               S&P MIDCAP 400/BARRA GROWTH INDEX
SMALL-CAP VALUE FUND              S&P SMALLCAP 600/BARRA VALUE INDEX
SMALL-CAP GROWTH FUND             S&P SMALLCAP 600/BARRA GROWTH INDEX

A BRIEF GUIDE TO THE BENCHMARKS

S&P 500/BARRA VALUE INDEX. The S&P 500/Barra Value Index measures the performance of the companies included in the S&P 500 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Value Index included companies with capitalizations between $902 million and $271.0 billion.

S&P 500/BARRA GROWTH INDEX. The S&P 500/Barra Growth Index measures the performance of the companies included in the S&P 500 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P 500/Barra Growth Index included companies with capitalizations between $1.02 billion and $311.1 billion.

S&P MIDCAP 400/BARRA VALUE INDEX. The S&P MidCap 400/Barra Value Index measures the performance of the companies included in theS&P MidCap 400 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $336 million and $11.8 billion.

S&P MIDCAP 400/BARRA GROWTH INDEX. The S&P MidCap 400/Barra Growth Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $507 million and $11.8 billion.

S&P SMALLCAP 600/BARRA VALUE INDEX.The S&P SmallCap 600/Barra Value Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $64 million and $2.5 billion.

S&P SMALLCAP 600/BARRA GROWTH INDEX. The S&P SmallCap 600/Barra Growth Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2003, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $129 million and $4.9 billion.

                                                                   PROSPECTUS 73


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER FEEDER INVESTMENT STRUCTURE

Each Fund reserves the right to pursue its investment objective through a "master-feeder arrangement." Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Large-Cap Value Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

If a Fund pursues its investment objective through a master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. Each Fund is permitted to change its investment strategy in order to pursue its investment objective through a master-feeder arrangement without shareholder approval, if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders. In addition, each Fund may discontinue investing through the master-feeder arrangement and pursue its

74


investment objectives directly if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the Nasdaq 100 Index(R)-- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FOREIGN CURRENCY RISK (SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

                                                                   PROSPECTUS 75


o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FOREIGN SECURITIES RISK (SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

76


      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SMALL AND MEDIUM ISSUER RISK (MID-CAP VALUE, MID-CAP GROWTH, SMALL-CAP VALUE, SMALL-CAP GROWTH AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 77


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You may generally open an account through a broker or other financial intermediary who will assist you in completing the necessary application.

You will need a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You or your financial intermediary can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex Web site - www.rydexfunds.com. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexfunds.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for A-Class Shares are:

o $1,000 for retirement accounts

o $2,500 for all other accounts

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what is on the application

o BE SURE TO SIGN THE APPLICATION.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

78


CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Purchases of A-Class Shares are sold subject to a front-end sales charge. Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

--------------------------------------------------------------------------------
FUND                                                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
ALL BENCHMARK FUNDS                                               3:45 P.M.*
--------------------------------------------------------------------------------
ALL SECTOR FUNDS                                                  3:30 P.M. *
--------------------------------------------------------------------------------

* FOR INTERNET TRANSACTIONS IN THE BENCHMARK FUNDS, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME. FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXFUNDS.COM.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

SALES CHARGES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge

                                                                   PROSPECTUS 79


is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

--------------------------------------------------------------------------------
                                     SALES CHARGE AS %      SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                 OF OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                         4.75%                    4.99%
--------------------------------------------------------------------------------
$100,000 but less than
$250,000                                   3.75%                    3.90%
--------------------------------------------------------------------------------
$250,000 but less than
$500,000                                   2.75%                    2.83%
--------------------------------------------------------------------------------
$500,000 but less than
$1,000,000                                 1.60%                    1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                        *                        *
--------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund (the "Rydex Money Market Fund"), which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares (offered in a separate prospectus) of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Fund to reduce the sales charge rate that applies to purchases of each Fund's A-Class Shares. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the

80


Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

o Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

o     New purchases of A-Class Shares of the Money Market Fund.

o     A-Class Shares purchased by reinvesting dividends and distributions.

o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Money Market Fund that have not previously been subject to a sales charge.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

You will ordinarily submit purchase orders through your financial intermediary. The Funds also offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

                                                                   PROSPECTUS 81


-----------------------------------------------------------------------------------------------
                       INITIAL PURCHASE                        SUBSEQUENT PURCHASES
                -------------------------------------------------------------------------------
BY MAIL         Complete the account application         Complete the Rydex investment slip
IRA AND OTHER   that corresponds to the type of          included with your quarterly
RETIREMENT      account you are opening.                 statement or send written purchase
ACCOUNTS                                                 instructions that include:
REQUIRE         o MAKE SURE TO DESIGNATE WHICH
ADDITIONAL      RYDEX FUND(S) YOU WANT TO                o YOUR NAME
PAPERWORK.      PURCHASE.
                                                         o YOUR SHAREHOLDER ACCOUNT NUMBER
CALL RYDEX      o MAKE SURE YOUR INVESTMENT MEETS
SHAREHOLDER     THE ACCOUNT MINIMUM.                     o WHICH RYDEX FUND(S) YOU WANT TO
SERVICES TO                                              PURCHASE.
REQUEST A       -------------------------------------------------------------------------------
RETIREMENT                          Make your check payable to RYDEX FUNDS
ACCOUNT         -------------------------------------------------------------------------------
INVESTOR             Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
APPLICATION     -------------------------------------------------------------------------------
KIT.               Include the name of the Rydex Fund(s) you want to purchase on your check.
                IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
                       WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND.
                -------------------------------------------------------------------------------
                Mail your application and check        Mail your written purchase instructions
                              to:                                  and check to:
                -------------------------------------------------------------------------------
                MAILING ADDRESS:
                Rydex Funds
                Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
------------------------------------------------------------------------------------------------

82


-----------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                       SUBSEQUENT PURCHASES
                   ----------------------------------------------------------------------------
                   Obtain an account number by              Be sure to designate in your wire
                   completing the account application      instructions which Rydex Fund(s) you
                   that corresponds to the type of                  want to purchase.
                   account you are opening. Then, fax
                   or mail it to Rydex.

                   o MAKE SURE TO DESIGNATE WHICH
                   RYDEX FUND(S) YOU WANT TO
                   PURCHASE.

                   o MAKE SURE YOUR INVESTMENT MEETS
                   THE ACCOUNT MINIMUM.
                   ----------------------------------------------------------------------------
BY WIRE            To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE
RYDEX FAX          FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX
NUMBER:            FUND(S) YOU ARE PURCHASING:
301.296.5103
                   o Account Number
RYDEX
SHAREHOLDER        o Fund Name
SERVICES PHONE
NUMBER:            o Amount of Wire
800.820.0888
OR                 o Fed Wire Reference Number
301.296.5406
                   You will receive a confirmation number to verify that your purchase order has been accepted.

                   IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE, YOUR
                   PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
                   ----------------------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Funds
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                       INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                                                       FUND.
-----------------------------------------------------------------------------------------------
BY INTERNET
(ACH)                    Follow the directions on the Rydex Web site - www.rydexfunds.com
-----------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

--------------------------------------------------------------------------------

                                                                   PROSPECTUS 83


SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

----------------------------------------------------------------------------------------------
MAIL            Rydex Funds
                Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
----------------------------------------------------------------------------------------------
     FAX        301.296.5103

                If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
----------------------------------------------------------------------------------------------
  TELEPHONE     800.820.0888 or 301.296.5406
----------------------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

84


SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of A-Class Shares of any Fund for A-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
                Rydex Funds
     MAIL       Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
--------------------------------------------------------------------------------
                301.296.5103
     FAX        If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.
--------------------------------------------------------------------------------
   TELEPHONE    800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
    INTERNET    www.rydexfunds.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

                                                                   PROSPECTUS 85


EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of A-Class Shares of any Fund for A-Class Shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow unlimited trading. If you are contemplating an exchange for A-class shares of a Rydex Fund not described in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexfunds.com.

86


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexfunds.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexfunds.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

                                                                   PROSPECTUS 87


o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") applicable to A-Class Shares that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and U.S. Government Bond Funds, which declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

88


o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
LARGE-CAP VALUE FUND                                                        .75%
LARGE-CAP GROWTH FUND                                                       .75%
MID-CAP VALUE FUND                                                          .75%
MID-CAP GROWTH FUND                                                         .75%
SMALL-CAP VALUE FUND                                                        .75%
SMALL-CAP GROWTH FUND                                                       .75%
SECTOR FUNDS (EXCEPT PRECIOUS METALS)                                       .85%
PRECIOUS METALS                                                             .75%

                                                                   PROSPECTUS 89


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

90


BENCHMARK INFORMATION

STANDARD &POOR'S (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD&POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                                                   PROSPECTUS 91


ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED August 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100 OR BY WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                               WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

         NOVA FUND                         JUNO MASTER FUND
         URSA FUND                         BANKING FUND
         OTC FUND                          BASIC MATERIALS FUND
         ARKTOS FUND                       BIOTECHNOLOGY FUND
         MEDIUS FUND                       CONSUMER PRODUCTS FUND
         MEKROS FUND                       ELECTRONICS FUND
         U.S. GOVERNMENT BOND FUND         ENERGY FUND
         JUNO FUND                         ENERGY SERVICES FUND
         LARGE-CAP EUROPE FUND             FINANCIAL SERVICES FUND
         LARGE-CAP JAPAN FUND              HEALTH CARE FUND
         LARGE-CAP VALUE FUND              INTERNET FUND
         LARGE-CAP GROWTH FUND             LEISURE FUND
         MID-CAP VALUE FUND                PRECIOUS METALS FUND
         MID-CAP GROWTH FUND               REAL ESTATE FUND
         INVERSE MID-CAP FUND              RETAILING FUND
         SMALL-CAP VALUE FUND              TECHNOLOGY FUND
         SMALL-CAP GROWTH FUND             TELECOMMUNICATIONS FUND
         INVERSE SMALL-CAP FUND            TRANSPORTATION FUND
         NOVA MASTER FUND                  UTILITIES FUND
         URSA MASTER FUND                  U.S. GOVERNMENT MONEY MARKET FUND
         ARKTOS MASTER FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's current prospectuses for Investor Class, Advisor Class, Institutional Class, A-Class, C-Class, and H-Class Shares. Copies of the Trust's prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's most recent financial statements are incorporated herein by reference and must be delivered with this SAI.


                     The date of this SAI is August 1, 2004

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST...........................................1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS..............................1
ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS................................16
DESCRIPTION OF THE MONEY MARKET FUND.........................................20
INVESTMENT RESTRICTIONS......................................................20
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................25
MANAGEMENT OF THE TRUST......................................................31
PRINCIPAL HOLDERS OF SECURITIES..............................................41
DETERMINATION OF NET ASSET VALUE.............................................59
information on computation OF yield..........................................69
PURCHASE AND REDEMPTION OF SHARES............................................71
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS ..............72
DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................75
OTHER INFORMATION............................................................80
INDEX PUBLISHERS.............................................................81
COUNSEL .....................................................................82
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS AND CUSTODIAN.................82
FINANCIAL STATEMENTS.........................................................82
APPENDIX A..................................................................A-1
APPENDIX B..................................................................B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust: Nova, Nova Master, Ursa, Ursa Master, OTC, Arktos, Arktos Master, Medius, Mekros, U.S. Government Bond (the "Bond Fund"), Juno, Juno Master, Large-Cap Europe and Large-Cap Japan (the "International Funds"), Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Inverse Mid-Cap, Small-Cap Value, Small-Cap Growth and Inverse Small-Cap (collectively, the "Benchmark Funds"); Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Internet, Leisure, Precious Metals, Real Estate, Retailing, Technology, Telecommunications, Transportation, and Utilities Funds (collectively, the "Sector Funds"); and the U.S. Government Money Market Fund (the "Money Market Fund"). The Nova Master, Ursa Master, Arktos Master, and Juno Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Nova, Ursa, Arktos, and Juno Funds, respectively.

The Trust currently offers Investor Class Shares, Advisor Class Shares, Institutional Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The benchmark of the Nova Fund, Nova Master Fund, Ursa Fund, and Ursa Master Fund are fundamental policies which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of each remaining Benchmark Fund and each Sector Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the prospectuses.

Portfolio management is provided to each Fund by the Trust's investment advisor, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Nova Fund, Nova Master Fund, Medius Fund, Mekros Fund, Bond Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value, Small-Cap Growth, Inverse Small-Cap Fund, International Funds and Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund, Nova Master Fund, Medius Fund, Mekros Fund, Bond Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value, Small-Cap Growth, Inverse Small-Cap Fund, International Funds, or Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund, Nova Master Fund, Medius Fund, Mekros Fund, Bond Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value, Small-Cap Growth, Inverse Small-Cap Fund, International Funds and Sector Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

CURRENCY TRANSACTIONS

Although the International Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a

Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN ISSUERS

The International and Sector Funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE - The Large-Cap Europe Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index SM (the "STOXX 50 Index"). The STOXX 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 16 countries include the 15 western European countries which comprise the European Union ("EU") and Switzerland.

The EU consists of 15 countries of western Europe: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The EU's primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

A second component of the EU is the establishment of a single currency - the Euro, to replace each member country's domestic currencies. On January 1, 1999, the Euro became a currency. After a three-year transition period, the Euro began circulating on January 1, 2002, the Euro replaced the currency previously used by Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

The European Continent's economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

RISK FACTORS REGARDING JAPAN - The Large-Cap Japan Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Fund's current benchmark is Japan's Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange ("TSE").

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities: Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The Tokyo Stock Exchange is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks, which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in southeast Asia. As the largest economy trading in southeast Asia, external events such as the economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan.

Japanese unemployment levels are high and have been an area of increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs.

Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market
Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds (other than the Bond Fund and Money Market Fund) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Nova, Ursa, Arktos and Juno Funds pursue their respective investment goals through a master-feeder arrangement. The Bond Fund and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

OPTIONS TRANSACTIONS

Options on Securities. The Nova Fund, Nova Master Fund, OTC Fund, Medius Fund, Mekros Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value, Small-Cap Growth, Inverse Small-Cap Fund, International Funds and Sector Funds may buy call options and write (sell) put options on securities, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

Options on Security Indices. The Nova Fund, Nova Master Fund, OTC Fund, Medius Fund, Mekros Fund, International Funds and Sector Funds may purchase call options and write put options, the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may purchase put options and write call options, the

Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value, Small-Cap Growth and Inverse Small-Cap Fund may buy put and call options, and write (sell) put and call options, on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

Options on Futures Contracts. Under Commodities Futures Trading Commission ("CFTC") regulations, a Fund (other than the Money Market Fund) may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

REAL ESTATE INVESTMENT TRUSTS

The Real Estate Fund will invest a majority of its assets in Real Estate Investment Trusts ("REITs"). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

SWAP AGREEMENTS

The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER

As discussed in the Funds' prospectuses, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" and "Financial Highlights" in the Funds' Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Ursa Fund, Juno Fund, Ursa Master Fund, Juno Master Fund, Bond Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund, Inverse Small-Cap Fund and Money Market Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, Juno Master Fund, Inverse Mid-Cap Fund and Inverse Small-Cap Fund may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security to close out the short sale by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, Juno Master Fund, Inverse Mid-Cap Fund or Inverse Small-Cap Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The International Funds, Nova Fund, Nova Master Fund, OTC Fund, Medius Fund, Mekros Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund, Small-Cap Growth Fund, and Sector Funds each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, these Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the International Funds' respective benchmark and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the International Funds' performance may tend to vary from the closing performance of the International Funds' respective benchmarks. However, all of the Funds' performance attempts to correlate highly with the movement in their respective benchmarks over time.

U.S. GOVERNMENT SECURITIES

The Bond Fund invests primarily in U.S. Government Securities, and each of the other Funds may invest in U.S. Government Securities. The Juno Fund and Juno Master Fund may enter into short transactions on U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Bond Fund, Juno Fund, and Juno Master Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act") provides that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

BASIC MATERIALS FUND

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act"), allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

      a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

      b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

      c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

PRECIOUS METALS FUND

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

REAL ESTATE FUND

The Fund primarily invests in equity securities of publicly traded companies principally engaged in the real estate industry. Companies principally engaged in the real estate industry include real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), and real estate owners, real estate managers, real estate brokers, and real estate dealers, and may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. It is expected that the majority of the Fund's total assets will be invested in securities issued by REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs or Mortgage REITs. Equity REITs invest the majority of their assets directly in ownership of real property and derive their income primarily from rental income. Equity REITs are further categorized according to the types of real estate properties they own, E.G., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the credit they have extended. The Fund will invest primarily in Equity REITs. Shareholders in the Fund should realize that by investing in REITs indirectly through the Fund, they would bear not only their proportionate share of the expenses of the Fund but also, indirectly, the management expenses of underlying REITs. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national scale.

RETAILING FUND

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy; or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE NOVA, URSA, JUNO, BOND, OTC, ARKTOS, MASTER FUNDS, AND PRECIOUS METALS FUND

A Benchmark Fund (except the Medius Fund, Mekros Fund, and International Funds), Master Fund, or Precious Metals Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except: (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

2.    Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

      6.1 THE PRECIOUS METALS FUND MAY (A) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (B) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for a particular Benchmark Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

      7.1 THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS IN THE SECURITIES IN THE METALS-RELATED AND MINERALS-RELATED INDUSTRIES.

8. Borrow money, except: (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank; or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      8.1 THE NOVA FUND, NOVA MASTER FUND, AND BOND FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

      8.2 THE JUNO FUND AND JUNO MASTER FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

      9.1 THE URSA FUND, ARKTOS FUND, JUNO FUND, URSA MASTER FUND, ARKTOS MASTER FUND, AND JUNO MASTER FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN: (I) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SEC; OR (II) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES OF THE MEDIUS FUND, MEKROS FUND, LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND, MID-CAP VALUE FUND, MID-CAP GROWTH FUND, INVERSE MID-CAP FUND, SMALL-CAP VALUE FUND, SMALL-CAP GROWTH FUND, INVERSE SMALL-CAP FUND, INTERNATIONAL FUNDS, AND SECTOR FUNDS (OTHER THAN THE PRECIOUS METALS FUND)

The Medius, Mekros, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Inverse Mid-Cap, Small-Cap Value, Small-Cap Growth, Inverse Small-Cap, International and Sector Funds shall not:

10. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceed 5% of its total assets.

11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

12. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

13. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

14. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

15. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

16. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Benchmark Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund may be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

17. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

18. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

19. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

20.   Write or purchase put or call options.

21. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

22. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

23. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

The Funds may not:

1.    Invest in warrants.

2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3.    Invest in mineral leases.

The Medius Fund, Mekros Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund, Inverse Small-Cap Fund, International Funds and Sector Fund may not:

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5.    Invest in companies for the purpose of exercising control.

6. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each Sector Fund may not:

9. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The U.S. Government Bond Fund and U.S. Government Money Market Fund may not:

10. Change its investment strategy to invest at least 80% of its net assets in fixed income securities issued by the U.S. Government (and derivatives thereof) without 60 days' prior notice to shareholders.

The Large-Cap Europe Fund may not:

11. Change its investment strategy to invest at least 80% of its net assets in equity securities of large market capitalization European issuers (and derivatives thereof) without 60 days' prior notice to shareholders.

The Large-Cap Japan Fund may not:

12. Change its investment strategy to invest at least 80% of its net assets in equity securities of large market capitalization Japanese issuers (and derivatives thereof) without 60 days' prior notice to shareholders.

The Large-Cap Value Fund may not:

13. Change its investment strategy to invest at least 80% of its net assets in large cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Large-Cap Growth Fund may not:

14. Change its investment strategy to invest at least 80% of its net assets in large cap growth securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Mid-Cap Value Fund may not:

      16. Change its investment strategy to invest at least 80% of its net assets in mid cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Mid-Cap Growth Fund may not:

      17. Change its investment strategy to invest at least 80% of its net assets in mid cap growth securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Small-Cap Value Fund may not:

      18. Change its investment strategy to invest at least 80% of its net assets in small cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Small-Cap Growth Fund may not:

      19. Change its investment strategy to invest at least 80% of its net assets in large cap securities (and derivatives thereof) without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal period ended March 31, 2002, 2003 and 2004 the Funds paid the following brokerage commissions:

--------------------------------------------------------------------------------
            FUND                          AGGREGATE BROKERAGE COMMISSIONS
                                ------------------------------------------------
                                      2002             2003              2004
--------------------------------------------------------------------------------
Nova*                                    n/a               n/a               n/a
--------------------------------------------------------------------------------
Nova Master                         $693,444        $1,531,586        $  813,129
--------------------------------------------------------------------------------
Ursa*                                    n/a               n/a               n/a
--------------------------------------------------------------------------------
Ursa Master                         $177,938        $  357,983        $  292,882
--------------------------------------------------------------------------------
OTC                                 $136,446        $1,335,247        $1,202,861
--------------------------------------------------------------------------------
Arktos*                                  n/a               n/a               n/a
--------------------------------------------------------------------------------
Arktos Master                       $ 31,487        $   95,468        $   24,212
--------------------------------------------------------------------------------
Medius                              $174,349        $  908,097        $  746,572
--------------------------------------------------------------------------------
Mekros                              $361,143        $  782,343        $2,897,247
--------------------------------------------------------------------------------
U.S. Government Bond                $ 15,686        $   53,129        $   40,539
--------------------------------------------------------------------------------
Juno*                                    n/a               n/a               n/a
--------------------------------------------------------------------------------
Juno Master                         $ 58,257        $   42,113        $  216,639
--------------------------------------------------------------------------------
Large-Cap Europe                    $     36        $    1,396        $      879
--------------------------------------------------------------------------------
Large-Cap Japan                     $  5,148        $   13,932        $    9,988
--------------------------------------------------------------------------------
Large-Cap Value**                        n/a               n/a        $   37,486
--------------------------------------------------------------------------------
Large-Cap Growth**                       n/a               n/a        $    2,631
--------------------------------------------------------------------------------
Mid-Cap Value**                          n/a               n/a        $   68,186
--------------------------------------------------------------------------------
Mid-Cap Growth**                         n/a               n/a        $    6,730
--------------------------------------------------------------------------------
Inverse Mid-Cap**                        n/a               n/a        $    1,353
--------------------------------------------------------------------------------
Small-Cap Value**                        n/a               n/a        $   61,740
--------------------------------------------------------------------------------
Small-Cap Growth**                       n/a               n/a        $    8,058
--------------------------------------------------------------------------------
Inverse Small-Cap**                      n/a               n/a        $    4,575
--------------------------------------------------------------------------------
Banking                             $462,351        $  457,891        $  334,042
--------------------------------------------------------------------------------
Basic Materials                     $692,767        $  694,419        $  678,466
--------------------------------------------------------------------------------
Biotechnology                       $ 94,347        $  634,374        $1,944,957
--------------------------------------------------------------------------------
Consumer Products                   $319,647        $  416,435        $  266,974
--------------------------------------------------------------------------------
Electronics                         $856,653        $2,839,150        $1,931,256
--------------------------------------------------------------------------------
Energy                              $448,605        $  419,904        $  449,726
--------------------------------------------------------------------------------
Energy Services                     $530,277        $  541,033        $  599,013
--------------------------------------------------------------------------------
Financial Services                  $579,757        $1,073,709        $  680,164
--------------------------------------------------------------------------------
Health Care                         $469,968        $  662,872        $  579,664
--------------------------------------------------------------------------------
Internet                            $108,771        $  836,983        $  672,904
--------------------------------------------------------------------------------
Leisure                             $460,738        $  427,181        $  516,186
--------------------------------------------------------------------------------
Precious Metals                     $324,415        $  611,688        $3,200,840
--------------------------------------------------------------------------------
Real Estate                              n/a               n/a        $  105,029
--------------------------------------------------------------------------------
Retailing                           $958,106        $1,261,068        $  798,454
--------------------------------------------------------------------------------
Technology                          $355,855        $1,617,159        $1,974,613
--------------------------------------------------------------------------------
Telecommunications                  $282,775        $1,613,751        $  861,064
--------------------------------------------------------------------------------
Transportation                      $455,394        $  431,449        $  237,969
--------------------------------------------------------------------------------
Utilities                           $474,478        $  857,227        $  701,486
--------------------------------------------------------------------------------
U.S. Government Money Market             n/a               n/a               n/a
--------------------------------------------------------------------------------

* THESE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE BY INVESTING IN A "MASTER" FUND. BROKERAGE COMMISSIONS FOR THE PERIOD WERE PAID BY EACH FUND'S RESPECTIVE MASTER FUND.

** THE LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND, MID-CAP VALUE FUND, MID-CAP GROWTH FUND, INVERSE MID-CAP FUND, SMALL-CAP VALUE FUND, SMALL-CAP GROWTH FUND, INVERSE SMALL-CAP FUND AND REAL ESTATE FUND COMMENCED OPERATIONS ON FEBRUARY 20, 2004.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:


--------------------------------------------------------------------------------------------------
                                     TOTAL DOLLAR AMOUNT OF            TOTAL DOLLAR AMOUNT OF
               FUND                BROKERAGE COMMISSIONS FOR      TRANSACTIONS INVOLVING BROKERAGE
                                       RESEARCH SERVICES         COMMISSIONS FOR RESEARCH SERVICES
--------------------------------------------------------------------------------------------------
Nova                                             $  79,832                      $513,429,589
-------------------------------------------------------------------------------------------------
OTC                                              $  74,723                      $390,825,560
-------------------------------------------------------------------------------------------------
Medius                                           $  29,693                      $167,253,736
-------------------------------------------------------------------------------------------------
Mekros                                           $  70,981                      $198,945,589
-------------------------------------------------------------------------------------------------
Large-Cap Value                                  $   1,036                      $  7,051,245
-------------------------------------------------------------------------------------------------
Large-Cap Growth                                 $     121                      $    906,301
-------------------------------------------------------------------------------------------------
Mid-Cap Value                                    $   2,917                      $ 15,661,985
-------------------------------------------------------------------------------------------------
Mid-Cap Growth                                   $      86                      $    574,315
-------------------------------------------------------------------------------------------------
Small-Cap Value                                  $   1,525                      $  6,412,608
-------------------------------------------------------------------------------------------------
Small-Cap Growth                                 $     585                      $  3,388,837
-------------------------------------------------------------------------------------------------
Banking                                          $  17,343                      $115,171,943
-------------------------------------------------------------------------------------------------
Basic Materials                                  $  28,785                      $143,785,494
-------------------------------------------------------------------------------------------------
Biotechnology                                    $  34,733                      $146,949,375
-------------------------------------------------------------------------------------------------
Consumer Products                                $  10,799                      $ 67,812,524
-------------------------------------------------------------------------------------------------
Electronics                                      $  60,845                      $224,702,871
-------------------------------------------------------------------------------------------------
Energy                                           $  28,371                      $181,570,810
-------------------------------------------------------------------------------------------------
Energy Services                                  $  28,040                      $135,372,819
-------------------------------------------------------------------------------------------------
Financial Services                               $  30,737                      $192,263,289
-------------------------------------------------------------------------------------------------
Health Care                                      $  23,644                      $153,251,005
-------------------------------------------------------------------------------------------------
Internet                                         $  30,409                      $ 90,196,418
-------------------------------------------------------------------------------------------------
Leisure                                          $  18,679                      $ 93,411,816
-------------------------------------------------------------------------------------------------
Precious Metals                                  $  25,680                      $ 59,029,860
-------------------------------------------------------------------------------------------------
Real Estate                                      $   9,162                      $ 57,943,220
-------------------------------------------------------------------------------------------------
Retailing                                        $  20,789                      $113,211,729
-------------------------------------------------------------------------------------------------
Technology                                       $  99,034                      $318,689,012
-------------------------------------------------------------------------------------------------
Telecommunications                               $  50,345                      $143,599,533
-------------------------------------------------------------------------------------------------
Transportation                                   $  10,631                      $ 56,934,107
-------------------------------------------------------------------------------------------------
Utilities                                        $  60,580                      $246,653,218
-------------------------------------------------------------------------------------------------


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal periods ended March 31, 2002 and March 31, 2003, the Funds paid no aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. For the fiscal year ended March 31, 2004, the Funds paid the following brokerage commissions to affiliates.



-------------------------------------------------------------------------------------------
                                       TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID TO
                    FUND                                    AFFILIATES
-------------------------------------------------------------------------------------------
Medius                                                                             $ 1,425
-------------------------------------------------------------------------------------------
Banking                                                                            $ 1,576
-------------------------------------------------------------------------------------------
Basic Materials                                                                    $ 4,542
-------------------------------------------------------------------------------------------
Consumer Products                                                                  $ 7,272
-------------------------------------------------------------------------------------------
Electronics                                                                        $30,730
-------------------------------------------------------------------------------------------
Energy                                                                             $ 3,345
-------------------------------------------------------------------------------------------
Energy Services                                                                    $ 6,560
-------------------------------------------------------------------------------------------
Financial Services                                                                 $ 8,750
-------------------------------------------------------------------------------------------
Health Care                                                                        $ 1,222
-------------------------------------------------------------------------------------------
Internet                                                                           $11,397
-------------------------------------------------------------------------------------------
Leisure                                                                            $11,850
-------------------------------------------------------------------------------------------
Real Estate                                                                        $ 3,402
-------------------------------------------------------------------------------------------
Retailing                                                                          $11,302
-------------------------------------------------------------------------------------------
Technology                                                                         $50,356
-------------------------------------------------------------------------------------------
Telecommunications                                                                 $17,467
-------------------------------------------------------------------------------------------
Transportation                                                                     $ 3,629
-------------------------------------------------------------------------------------------
Utilities                                                                          $17,093
-------------------------------------------------------------------------------------------
Nova Master                                                                        $16,291
-------------------------------------------------------------------------------------------


SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of July 2, 2004, the following Funds held the following securities of the Trust's "regular brokers or dealers:"

-------------------------------------------------------------------------------------------------------------------------
              FUND                    TYPE OF SECURITY            FULL NAME OF BROKER/DEALER         TOTAL $ AMOUNT OF
                                                                                                    SECURITIES OF EACH
                                                                                                      REGULAR BROKER-
                                                                                                        DEALER HELD
-------------------------------------------------------------------------------------------------------------------------
NOVA MASTER                      Repurchase Agreement        US Bank                                      $     2,318,189
                                 Repurchase Agreement        UBS                                          $       733,088
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $     2,553,986
                                 Repurchase Agreement        Morgan Stanley                               $     2,553,985
                                 Common Stock                Goldman Sachs Group, Inc                     $       187,830
                                 Common Stock                US Bancorp                                   $     1,133,650
                                 Common Stock                Merrill Lynch & Co.                          $     1,989,304
                                 Common Stock                Morgan Stanley                               $       515,700
                                 Common Stock                Lehman Brothers, Inc.                        $     1,408,790
-------------------------------------------------------------------------------------------------------------------------
URSA MASTER                      Repurchase Agreement        US Bank                                      $    12,078,852
                                 Repurchase Agreement        UBS                                          $     3,819,730
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $    13,307,460
                                 Repurchase Agreement        Morgan Stanley                               $    13,307,460
-------------------------------------------------------------------------------------------------------------------------
OTC                              Repurchase Agreement        US Bank                                      $     4,508,704
                                 Repurchase Agreement        UBS                                          $     1,425,800
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $     4,967,309
                                 Repurchase Agreement        Morgan Stanley                               $     4,967,309
-------------------------------------------------------------------------------------------------------------------------
ARKTOS MASTER                    Repurchase Agreement        UBS                                          $     5,133,620
                                 Repurchase Agreement        US Bank                                      $    16,233,668
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $    17,884,888
                                 Repurchase Agreement        Morgan Stanley                               $    17,884,888
-------------------------------------------------------------------------------------------------------------------------
MEDIUS                           Repurchase Agreement        US Bank                                      $     5,580,393
                                 Repurchase Agreement        UBS                                          $     1,764,704
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $     6,148,006
                                 Repurchase Agreement        Morgan Stanley                               $     6,148,006
-------------------------------------------------------------------------------------------------------------------------
MEKROS                           Repurchase Agreement        US Bank                                      $    17,123,748
                                 Repurchase Agreement        UBS                                          $     5,415,092
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $    18,865,502
                                 Repurchase Agreement        Morgan Stanley                               $    18,865,502
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND             Repurchase Agreement        US Bank                                      $       418,728
                                 Repurchase Agreement        UBS                                          $       132,415
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $       461,319
                                 Repurchase Agreement        Morgan Stanley                               $       461,319
-------------------------------------------------------------------------------------------------------------------------
JUNO MASTER                      Repurchase Agreement        US Bank                                      $    62,229,785
                                 Repurchase Agreement        UBS                                          $    19,679,104
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $    68,559,531
                                 Repurchase Agreement        Morgan Stanley                               $    68,559,531
                                 Repurchase Agreement        Lehman Brothers                              $ 1,039,060,000
-------------------------------------------------------------------------------------------------------------------------
LARGE-CAP EUROPE                 Repurchase Agreement        US Bank                                      $       856,936
                                 Repurchase Agreement        UBS                                          $       270,991
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $       944,100
                                 Repurchase Agreement        Morgan Stanley                               $       944,100
-------------------------------------------------------------------------------------------------------------------------
LARGE-CAP JAPAN                  Repurchase Agreement        US Bank                                      $    18,461,622
                                 Repurchase Agreement        UBS                                          $     5,838,172
                                 Repurchase Agreement        Salomon Smith Barney, Inc.                   $    20,339,457
                                 Repurchase Agreement        Morgan Stanley                               $    20,339,457
-------------------------------------------------------------------------------------------------------------------------
BANKING                          Repurchase Agreement        US Bank                                      $       118,343
                                 Common Stock                US Bancorp                                   $       370,234
                                 Common Stock                BB&T                                         $       197,786
-------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS                  Repurchase Agreement        US Bank                                      $       511,994
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY                    Repurchase Agreement        US Bank                                      $     3,251,220
-------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS                        N/A                            N/A                                      N/A
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS                              N/A                            N/A                                      N/A
-------------------------------------------------------------------------------------------------------------------------
ENERGY                           Repurchase Agreement        US Bank                                      $       748,618
-------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES                  Repurchase Agreement        US Bank                                      $       433,173
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES               Repurchase Agreement        US Bank                                      $       684,660
                                 Common Stock                Lehman Brothers Holdings, Inc.               $     1,298,573
                                 Common Stock                Morgan Stanley                               $       507,907
                                 Common Stock                Goldman Sachs Group, Inc.                    $        36,523
                                 Common Stock                Merrill Lynch & Co., Inc.                    $     1,468,630
                                 Common Stock                Susquehanna Bancshares, Inc.                 $       693,471
                                 Common Stock                US Bancorp                                   $     1,071,437
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE                      Repurchase Agreement        US Bank                                      $       585,172
-------------------------------------------------------------------------------------------------------------------------
INTERNET                         Repurchase Agreement        US Bank                                      $       411,479
-------------------------------------------------------------------------------------------------------------------------
LEISURE                          Repurchase Agreement        US Bank                                      $       717,953
-------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS                  Repurchase Agreement        US Bank                                      $     2,647,137
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE                      Repurchase Agreement        US Bank                                      $       256,294
-------------------------------------------------------------------------------------------------------------------------
RETAILING                        Repurchase Agreement        US Bank                                      $       323,643
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY                       Repurchase Agreement        US Bank                                      $       420,549
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS               Repurchase Agreement        US Bank                                      $       548,351
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION                           N/A                            N/A                                      N/A
-------------------------------------------------------------------------------------------------------------------------
UTILITIES                                N/A                            N/A                                      N/A
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET     Repurchase Agreement        Lehman Brothers, Inc.                        $   138,597,777
-------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE                  Repurchase Agreement        US Bank                                      $       403,791
                                 Common Stock                Susquehanna Bancshares                       $        93,575
-------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE                    Repurchase Agreement        US Bank                                      $       368,882
-------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE                  Repurchase Agreement        US Bank                                      $       149,788
                                 Common Stock                Merrill Lynch & Co., Inc.                    $       114,355
                                 Common Stock                Lehman Brothers Holdings, Inc.               $        45,579
                                 Common Stock                Goldman Sachs Group, Inc.                    $        56,349
                                 Common Stock                US Bancorp                                   $       108,941
-------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH                 Repurchase Agreement        US Bank                                      $       130,856
-------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH                   Repurchase Agreement        US Bank                                      $        83,472
                                 Common Stock                Jeffries Group, Inc.                         $         6,819
-------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH                 Repurchase Agreement        US Bank                                      $         7,941
-------------------------------------------------------------------------------------------------------------------------
INVERSE SMALL-CAP                        N/A                            N/A                                      N/A
-------------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP                          N/A                            N/A                                      N/A
-------------------------------------------------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for the 71 Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Funds of Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 108 Funds, each of which is overseen by the Trustees. The Trustees have approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

TRUSTEES

CARL G. VERBONCOEUR (51)

      Trustee of Rydex Series Funds, 2004 to present; Trustee of Rydex Variable Trust, 2004 to present; Trustee of Rydex Dynamic Funds, 2004 to present; Trustee of Rydex ETF Trust, 2004 to present; President, Chief Executive Officer and Treasurer of Rydex Variable Trust, 2003 to present; President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Treasurer of Rydex Series Funds, 1997 to present; Vice President of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Treasurer of Rydex Variable Trust, 1998 to present; Vice President Rydex Variable Trust, 1998 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present. Treasurer of Rydex ETF Trust, 2002 to 2003; Vice President of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

COREY A. COLEHOUR (58)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (63)

      Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (64)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee, Rydex Capital Partners SPhinX Fund, 2003 to present. Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (61)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (59)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President, Arrow Limousine, 1963 to present.

BOARD STANDING COMMITTEES. The Board has established the following standing committee:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Advisory Agreement" below, the Board's continuance of the investment advisory agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the investment advisory agreement for another year.

Before this year's meeting , the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Advisor charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisor's profitability from its Fund-related operations; (h) the Advisor's compliance systems; (i) the Advisor's policies on and compliance procedures for personal securities transactions; (j) the Advisor' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the investment advisory agreement for another year.

As discussed in the section of this SAI entitled "The Advisory Agreement" below, the voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Prior to his death in December 2003, Mr. Viragh controlled the Viragh Family Trust. Upon Mr. Viragh's death, control of the Viragh Family Trust transferred to its trustees. This change in control of the Viragh Family Trust resulted in the termination of the investment advisory agreement pursuant to relevant provisions of the 1940 Act. Therefore, shareholders of the Trust were required to approve a new advisory agreement in order for the Advisor to continue as each Fund's investment adviser. Shareholders approved the new investment advisory agreement at a shareholder meeting held on April 30, 2004.

During the period between the termination of the old investment advisory agreement (the "Old Agreement") and the approval of the new agreement (the "New Agreement") by shareholders (the "Interim Period"), the Advisor continued to provide investment advisory services to the Funds pursuant to an interim agreement between the Advisor and the Trust that was approved by the Board at a special meeting it held shortly after Mr. Viragh's death (the "Interim Agreement"). The Interim Agreement was identical in all material respects - including fees to be paid to the Advisor - to the Old Agreement, except for the time periods covered by the agreements.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund and all Rydex Funds as of the end of the most recently completed calendar year. Shares of the Master Funds are not available for purchase by individuals. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------------------------------------------------------------------------------------------------
             NAME                        DOLLAR RANGE OF FUND SHARES             AGGREGATE DOLLAR RANGE OF
                                          (RYDEX SERIES FUNDS ONLY)              SHARES IN ALL RYDEX FUNDS
                                                                                   OVERSEEN BY TRUSTEE**
---------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur*             N/A                                            N/A
---------------------------------------------------------------------------------------------------------------
                                 $10,001-$50,000 - Electronics Fund
                                 $10,001-$50,000 - Technology Fund
Corey A. Colehour                $10,001-$50,000 - Energy Services Fund               $50,001-$100,000
                                 $10,001-$50,000 - Financial Services Fund
---------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton                $0                                                          $0
---------------------------------------------------------------------------------------------------------------
John O. Demaret                  $50,001-$100,000 - Energy Fund                        over $100,000
                                 $50,001-$100,000 - Basic Materials Fund
---------------------------------------------------------------------------------------------------------------
                                 $10,001-50,000 - Nova Fund
Patrick T. McCarville            $1-$10,000 - OTC Fund                                $50,001-$100,000
                                 $10,001-$50,000 - Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------
                                 $10,001-$50,000 - Mekros Fund
                                 $50,001-$100,000 - Medius Fund
Roger Somers                     $1-$10,000 - Juno Fund                                over $100,000
                                 $50,001-$100,000 -Nova Fund
                                 $50,001-$100,000 -Velocity Fund
                                 $10,001-$50,000 - Biotechnology Fund
---------------------------------------------------------------------------------------------------------------

* MR. VERBONCOEUR WAS NOT A TRUSTEE OF THE TRUST AS OF MARCH 31, 2004.

** VALUATION DATE IS DECEMBER 31, 2003.

BOARD COMPENSATION. The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2004, is set forth in the table below. Trustees who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust.

----------------------------------------------------------------------------------------------------------------
                                                          PENSION OR            ESTIMATED             TOTAL
                                     AGGREGATE            RETIREMENT              ANNUAL          COMPENSATION
      NAME                         COMPENSATION        BENEFITS ACCRUED          BENEFITS           FROM FUND
                                    FROM TRUST*       AS PART OF TRUST'S     UPON RETIREMENT        COMPLEX**
                                                           EXPENSES
----------------------------------------------------------------------------------------------------------------
Corey A. Colehour                        $51,000                   $0                    $0             $84,000
----------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton                        $51,000                   $0                    $0             $84,000
----------------------------------------------------------------------------------------------------------------
Roger Somers                             $51,000                   $0                    $0             $84,000
----------------------------------------------------------------------------------------------------------------
John O. Demaret                          $51,000                   $0                    $0             $87,000
----------------------------------------------------------------------------------------------------------------
Patrick T. McCarville                    $51,000                   $0                    $0             $84,000
----------------------------------------------------------------------------------------------------------------

* REPRESENTS COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2004.

** REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, RYDEX ETF TRUST AND, WITH RESPECT TO MR. DEMARET, COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX CAPITAL PARTNERS SPHINX FUND.


TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

CARL G. VERBONCOEUR (51)

      President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Vice President and Treasurer of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; President and Chief Executive Officer of Rydex Dynamic Funds, 2003 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present; Vice President and Treasurer of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (33)

      Vice President of Rydex Series Funds, 1997 to present; Vice President of Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present. Chief Operating Officer of PADCO Advisors, Inc., investment advisor, 2003 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 1993 to present; Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to 2003; Chief Operating Officer of PADCO Advisors II, Inc., investment advisor, 2003 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 1996 to present; Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to 2003; President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Chief Operating Officer of Rydex Distributors, Inc. 2003 to present; Executive Vice President of Rydex Distributors, Inc. 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. HAIGNEY (37)

      Assistant Secretary of Rydex Series Funds, 2000 to Present; Assistant Secretary of Rydex Variable

      Trust, 2000 to present; Assistant Secretary of Rydex Dynamic Funds, 2000 to present; Assistant Secretary of Rydex ETF Trust, 2002 to present. Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present. Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

NICK BONOS (40)

      Vice President and Treasurer of Rydex Series Funds, 2003 to present; Vice President and Treasurer of Rydex Variable Trust, 2003 to present; Vice President and Treasurer of Rydex Dynamic Funds, 2003 to present; Vice President and Treasurer of Rydex ETF Trust, 2003 to present. Senior Vice President of Rydex Fund Services, Inc., 2003 to present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2002; Vice President of Mutual Fund Services, State Street Corp., 1997 to 1999.

THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment advisor under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement, the Advisor serves as the investment advisor for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of July 2, 2004 assets under management of the Advisor were approximately $12.46 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal periods ended March 31, 2002, March 31, 2003 and March 31, 2004 the Advisor received the following investment advisory fees:

----------------------------------------------------------------------------------------------
               FUND                                       ADVISORY FEES PAID
----------------------------------------------------------------------------------------------
                                                2002              2003                 2004+**
----------------------------------------------------------------------------------------------
Nova*                                               n/a               n/a                  n/a
----------------------------------------------------------------------------------------------
Nova Master                                  $2,139,978        $1,439,326           $1,849,182
----------------------------------------------------------------------------------------------
Ursa*                                               n/a               n/a                  n/a
----------------------------------------------------------------------------------------------
Ursa Master                                  $2,155,235        $3,997,936           $4,424,893
----------------------------------------------------------------------------------------------
OTC                                          $7,690,463        $4,004,889           $6,736,768
----------------------------------------------------------------------------------------------
Arktos*                                             n/a               n/a                  n/a
----------------------------------------------------------------------------------------------
Arktos Master                                $  783,164        $1,367,917           $1,469,947
----------------------------------------------------------------------------------------------
Medius                                       $  145,788        $  349,631           $  569,478
----------------------------------------------------------------------------------------------
Mekros                                       $  687,717        $  533,595           $1,622,332
----------------------------------------------------------------------------------------------
U.S. Government Bond                         $  203,155        $  259,870           $  290,892
----------------------------------------------------------------------------------------------
Juno*                                               n/a               n/a                  n/a
----------------------------------------------------------------------------------------------
Juno Master                                  $  147,384        $  686,240           $6,682,440
----------------------------------------------------------------------------------------------
Large-Cap Europe                             $  104,963        $  130,445           $  299,158
----------------------------------------------------------------------------------------------
Large-Cap Japan                              $   92,366        $  149,901           $  416,090
----------------------------------------------------------------------------------------------
Large-Cap Value                                     n/a               n/a           $   11,760
----------------------------------------------------------------------------------------------
Large-Cap Growth                                    n/a               n/a           $      499
----------------------------------------------------------------------------------------------
Mid-Cap Value                                       n/a               n/a           $   12,905
----------------------------------------------------------------------------------------------
Mid-Cap Growth                                      n/a               n/a           $      775
----------------------------------------------------------------------------------------------
Inverse Mid-Cap                                     n/a               n/a           $    3,821
----------------------------------------------------------------------------------------------
Small-Cap Value                                     n/a               n/a           $    6,635
----------------------------------------------------------------------------------------------
Small-Cap Growth                                    n/a               n/a           $    1,101
----------------------------------------------------------------------------------------------
Inverse Small-Cap                                   n/a               n/a           $    8,059
----------------------------------------------------------------------------------------------
Banking                                      $  333,869        $  235,472           $  186,086
----------------------------------------------------------------------------------------------
Basic Materials                              $  319,622        $  174,818           $  276,304
----------------------------------------------------------------------------------------------
Biotechnology                                $2,841,582        $1,281,682           $1,465,991
----------------------------------------------------------------------------------------------
Consumer Products                            $  282,135        $  264,410           $  182,937
----------------------------------------------------------------------------------------------
Electronics                                  $  759,437        $  404,121           $  642,976
----------------------------------------------------------------------------------------------
Energy                                       $  267,926        $  193,050           $  334,204
----------------------------------------------------------------------------------------------
Energy Services                              $  328,548        $  284,470           $  333,075
----------------------------------------------------------------------------------------------
Financial Services                           $  487,439        $  330,898           $  413,137
----------------------------------------------------------------------------------------------
Health Care                                  $  630,400        $  381,970           $  385,890
----------------------------------------------------------------------------------------------
Internet                                     $  109,815        $   95,955           $  171,983
----------------------------------------------------------------------------------------------
Leisure                                      $  140,372        $   92,939           $  135,799
----------------------------------------------------------------------------------------------
Precious Metals                              $  379,509        $  592,246           $1,411,039
----------------------------------------------------------------------------------------------
Real Estate                                         n/a               n/a           $   24,660
----------------------------------------------------------------------------------------------
Retailing                                    $  434,676        $  203,991           $  281,858
----------------------------------------------------------------------------------------------
Technology                                   $  505,009        $  291,573           $  458,225
----------------------------------------------------------------------------------------------
Telecommunications                           $  134,690        $  170,536           $  192,153
----------------------------------------------------------------------------------------------
Transportation                               $  213,916        $   88,445           $   91,820
----------------------------------------------------------------------------------------------
Utilities                                    $  156,581        $  145,230           $  221,222
----------------------------------------------------------------------------------------------
U.S. Government Money Market                 $6,808,387        $8,267,843           $7,920,008
----------------------------------------------------------------------------------------------

+ FEES PAID FOR THE PERIOD DECEMBER 12, 2003 TO MARCH 31, 2004 WERE PAID PURSUANT TO THE INTERIM AGREEMENT.

* THESE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE BY INVESTING IN A "MASTER" FUND. THE ADVISORY FEES ARE PAID BY EACH FUND'S RESPECTIVE MASTER FUND.

** THE LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND, MID-CAP VALUE FUND, MID-CAP GROWTH FUND, INVERSE MID-CAP FUND, SMALL-CAP VALUE FUND, SMALL-CAP GROWTH FUND, INVERSE SMALL-CAP FUND AND REAL ESTATE FUND COMMENCED OPERATIONS ON FEBRUARY 20, 2004.


THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500,

Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Services is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the daily net assets of each Fund except the U.S. Government Bond and U.S. Government Money Market Funds which have an annual rate of 0.20% of the daily net assets of the Funds.


For the fiscal periods ended March 31, 2002, March 31, 2003, and March 31, 2004 the Funds paid the Servicer the following service fees:

-------------------------------------------------------------------------------------
           FUND                           ADMINISTRATIVE SERVICE FEES PAID
                                 ----------------------------------------------------
                                       2002              2003                 2004+**
-------------------------------------------------------------------------------------
Nova                                $  757,250        $  479,921           $  616,131
-------------------------------------------------------------------------------------
Nova Master *                              n/a               n/a                  n/a
-------------------------------------------------------------------------------------
Ursa                                $  611,240        $1,110,714           $1,228,644
-------------------------------------------------------------------------------------
Ursa Master *                              n/a               n/a                  n/a
-------------------------------------------------------------------------------------
OTC                                 $2,593,477        $1,335,851           $2,245,589
-------------------------------------------------------------------------------------
Arktos                              $  221,752        $  379,917           $  408,220
-------------------------------------------------------------------------------------
Arktos Master *                            n/a               n/a                  n/a
-------------------------------------------------------------------------------------
Medius                              $   40,977        $   97,202           $  158,188
-------------------------------------------------------------------------------------
Mekros                              $  193,315        $  148,344           $  450,648
-------------------------------------------------------------------------------------
U.S. Government Bond                $   85,719        $  103,996           $  116,357
-------------------------------------------------------------------------------------
Juno                                $   41,952        $  190,896           $1,855,610
-------------------------------------------------------------------------------------
Juno Master *                              n/a               n/a                  n/a
-------------------------------------------------------------------------------------
Large-Cap Europe                    $   31,009        $   36,248           $   83,099
-------------------------------------------------------------------------------------
Large-Cap Japan                     $   26,736        $   41,678           $  115,581
-------------------------------------------------------------------------------------
Large-Cap Value                            n/a               n/a           $    3,920
-------------------------------------------------------------------------------------
Large-Cap Growth                           n/a               n/a           $      166
-------------------------------------------------------------------------------------
Mid-Cap Value                              n/a               n/a           $    4,302
-------------------------------------------------------------------------------------
Mid-Cap Growth                             n/a               n/a           $      258
-------------------------------------------------------------------------------------
Inverse Mid-Cap                            n/a               n/a           $    1,062
-------------------------------------------------------------------------------------
Small-Cap Value                            n/a               n/a           $    2,212
-------------------------------------------------------------------------------------
Small-Cap Growth                           n/a               n/a           $      367
-------------------------------------------------------------------------------------
Inverse Small-Cap                          n/a               n/a           $    2,239
-------------------------------------------------------------------------------------
Banking                             $  103,668        $   69,322           $   54,731
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
           FUND                           ADMINISTRATIVE SERVICE FEES PAID
                                 ----------------------------------------------------
                                       2002              2003                 2004+**
-------------------------------------------------------------------------------------
Basic Materials                     $   94,594        $   51,486           $   81,266
-------------------------------------------------------------------------------------
Biotechnology                       $  853,716        $  377,194           $  431,174
-------------------------------------------------------------------------------------
Consumer Products                   $   85,323        $   77,847           $   53,805
-------------------------------------------------------------------------------------
Electronics                         $  241,503        $  118,950           $  189,111
-------------------------------------------------------------------------------------
Energy                              $   79,619        $   56,823           $   98,295
-------------------------------------------------------------------------------------
Energy Services                     $  104,259        $   83,751           $   97,963
-------------------------------------------------------------------------------------
Financial Services                  $  155,523        $   97,398           $  121,511
-------------------------------------------------------------------------------------
Health Care                         $  203,112        $  112,414           $  113,497
-------------------------------------------------------------------------------------
Internet                            $   33,478        $   28,226           $   50,583
-------------------------------------------------------------------------------------
Leisure                             $   46,131        $   27,374           $   39,941
-------------------------------------------------------------------------------------
Precious Metals                     $  127,940        $  197,508           $  470,346
-------------------------------------------------------------------------------------
Real Estate                                n/a               n/a           $    7,253
-------------------------------------------------------------------------------------
Retailing                           $  129,455        $   60,069           $   82,899
-------------------------------------------------------------------------------------
Technology                          $  157,066        $   85,797           $  134,772
-------------------------------------------------------------------------------------
Telecommunications                  $   40,134        $   50,170           $   56,516
-------------------------------------------------------------------------------------
Transportation                      $   69,752        $   26,066           $   27,006
-------------------------------------------------------------------------------------
Utilities                           $   48,414        $   42,752           $   65,065
-------------------------------------------------------------------------------------
U.S. Government Money Market        $2,819,808        $3,303,268           $3,168,003
-------------------------------------------------------------------------------------

+ FEES PAID FOR THE PERIOD DECEMBER 12, 2003 TO MARCH 31, 2004 WERE PAID PURSUANT TO THE INTERIM AGREEMENT.

* THESE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE BY INVESTING IN A "MASTER-FEEDER ARRANGEMENT". THE ADMINISTRATIVE SERVICE FEES ARE PAID BY THE FEEDER FUND.

** THE LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND, MID-CAP VALUE FUND, MID-CAP GROWTH FUND, INVERSE MID-CAP FUND, SMALL-CAP VALUE FUND, SMALL-CAP GROWTH FUND, INVERSE SMALL-CAP FUND AND REAL ESTATE FUND COMMENCED OPERATIONS ON FEBRUARY 20, 2004.

Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal periods ended March 31, 2002, March 31, 2003, and March 31, 2004:

-------------------------------------------------------------------------------------
            FUND                           ACCOUNTING SERVICES FEES PAID
                                -----------------------------------------------------
                                       2002              2003                 2004+**
-------------------------------------------------------------------------------------
Nova                                $  201,168        $  191,427           $  240,577
-------------------------------------------------------------------------------------
Nova Master *                              n/a               n/a                  n/a
-------------------------------------------------------------------------------------
Ursa                                $  189,062        $  383,247           $  419,179
-------------------------------------------------------------------------------------
Ursa Master *                              n/a               n/a                  n/a
-------------------------------------------------------------------------------------
OTC                                 $  500,063        $  447,781           $  607,118
-------------------------------------------------------------------------------------
Arktos                              $   81,838        $  151,916           $  163,001
-------------------------------------------------------------------------------------
Arktos Master *                            n/a               n/a                  n/a
-------------------------------------------------------------------------------------
Medius                              $   16,052        $   38,848           $   63,275
-------------------------------------------------------------------------------------
Mekros                              $   65,609        $   59,288           $  178,672
-------------------------------------------------------------------------------------
U.S. Government Bond                $   40,773        $   51,974           $   58,178
-------------------------------------------------------------------------------------
Juno                                $   17,031        $   76,345           $  513,259
-------------------------------------------------------------------------------------
Juno Master *                              n/a               n/a                  n/a
-------------------------------------------------------------------------------------
Large-Cap Europe                    $   12,598        $   14,494           $   33,240
-------------------------------------------------------------------------------------
Large-Cap Japan                     $    9,986        $   16,656           $   46,232
-------------------------------------------------------------------------------------
Large-Cap Value                            n/a               n/a           $    1,568
-------------------------------------------------------------------------------------
Large-Cap Growth                           n/a               n/a           $       66
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
            FUND                           ACCOUNTING SERVICES FEES PAID
-------------------------------------------------------------------------------------
                                       2002              2003                 2004+**
-------------------------------------------------------------------------------------
Mid-Cap Value                              n/a               n/a           $    1,721
-------------------------------------------------------------------------------------
Mid-Cap Growth                             n/a               n/a           $      103
-------------------------------------------------------------------------------------
Inverse Mid-Cap                            n/a               n/a           $      425
-------------------------------------------------------------------------------------
Small-Cap Value                            n/a               n/a           $      885
-------------------------------------------------------------------------------------
Small-Cap Growth                           n/a               n/a           $      147
-------------------------------------------------------------------------------------
Inverse Small-Cap                          n/a               n/a           $      895
-------------------------------------------------------------------------------------
Banking                             $   36,620        $   27,703           $   21,893
-------------------------------------------------------------------------------------
Basic Materials                     $   38,645        $   20,567           $   32,506
-------------------------------------------------------------------------------------
Biotechnology                       $  229,949        $  150,780           $  172,446
-------------------------------------------------------------------------------------
Consumer Products                   $   35,303        $   31,107           $   21,522
-------------------------------------------------------------------------------------
Electronics                         $   78,304        $   47,544           $   75,644
-------------------------------------------------------------------------------------
Energy                              $   31,695        $   22,712           $   39,318
-------------------------------------------------------------------------------------
Energy Services                     $   39,090        $   33,467           $   39,185
-------------------------------------------------------------------------------------
Financial Services                  $   52,454        $   38,929           $   48,604
-------------------------------------------------------------------------------------
Health Care                         $   67,924        $   44,938           $   45,399
-------------------------------------------------------------------------------------
Internet                            $   12,923        $   11,289           $   20,233
-------------------------------------------------------------------------------------
Leisure                             $   16,093        $   10,934           $   15,976
-------------------------------------------------------------------------------------
Precious Metals                     $   51,478        $   78,966           $  186,438
-------------------------------------------------------------------------------------
Real Estate                                n/a               n/a           $    2,901
-------------------------------------------------------------------------------------
Retailing                           $   51,580        $   23,999           $   33,160
-------------------------------------------------------------------------------------
Technology                          $   55,838        $   34,303           $   53,909
-------------------------------------------------------------------------------------
Telecommunications                  $   16,654        $   20,063           $   22,606
-------------------------------------------------------------------------------------
Transportation                      $   25,953        $   10,405           $   10,802
-------------------------------------------------------------------------------------
Utilities                           $   20,491        $   17,086           $   26,026
-------------------------------------------------------------------------------------
U.S. Government Money Market        $  598,529        $  830,951           $  813,399
-------------------------------------------------------------------------------------

+ FEES PAID FOR THE PERIOD DECEMBER 12, 2003 TO MARCH 31, 2003 WERE PAID PURSUANT TO THE INTERIM AGREEMENT.

* THESE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE BY INVESTING IN A "MASTER-FEEDER ARRANGEMENT". THE ACCOUNTING SERVICE FEES ARE PAID BYTHE FEEDER FUND.

** THE LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND, MID-CAP VALUE FUND, MID-CAP GROWTH FUND, INVERSE MID-CAP FUND, SMALL-CAP VALUE FUND, SMALL-CAP GROWTH FUND, INVERSE SMALL-CAP FUND AND REAL ESTATE FUND COMMENCED OPERATIONS ON FEBRUARY 20, 2004.


DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to .25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to .25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.


A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. No fees were paid under the A-Class Distribution Plan for the fiscal year ended March 31, 2004.


C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C-Class Plan allows for payment of up to .75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Shareholder Services Plan permits the payment of up to .25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.


The Funds paid the following fees pursuant to the plans for the fiscal year ended March 31, 2004:

---------------------------------------------------------------------------------------------
FUND                                         ADVISOR CLASS        C-CLASS           H-CLASS
---------------------------------------------------------------------------------------------
Nova                                          $    237,264      $    265,348              n/a
---------------------------------------------------------------------------------------------
Ursa                                          $    212,394      $    330,407              n/a
---------------------------------------------------------------------------------------------
OTC                                           $    177,431      $    141,607              n/a
---------------------------------------------------------------------------------------------
Arktos                                        $     15,697      $    129,405              n/a
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
FUND                                         ADVISOR CLASS        C-CLASS           H-CLASS
---------------------------------------------------------------------------------------------
Medius                                                 n/a      $     97,492      $   133,815
---------------------------------------------------------------------------------------------
Mekros                                                 n/a      $    332,217      $   367,593
---------------------------------------------------------------------------------------------
U.S. Government Bond                          $     42,624      $     42,097              n/a
---------------------------------------------------------------------------------------------
Juno                                          $     58,103      $  2,436,874              n/a
---------------------------------------------------------------------------------------------
Large-Cap Europe                                       n/a      $     17,801      $    78,649
---------------------------------------------------------------------------------------------
Large-Cap Japan                                        n/a      $     16,032      $   111,573
---------------------------------------------------------------------------------------------
Large-Cap Value                                        n/a      $      2,634      $     3,261
---------------------------------------------------------------------------------------------
Large-Cap Growth                                       n/a      $         99      $       142
---------------------------------------------------------------------------------------------
Mid-Cap Value                                          n/a      $        662      $     4,136
---------------------------------------------------------------------------------------------
Mid-Cap Growth                                         n/a      $        306      $       182
---------------------------------------------------------------------------------------------
Inverse Mid-Cap                                        n/a      $         50      $     1,049
---------------------------------------------------------------------------------------------
Small-Cap Value                                        n/a      $        653      $     2,048
---------------------------------------------------------------------------------------------
Small-Cap Growth                                       n/a      $        510      $       240
---------------------------------------------------------------------------------------------
Inverse Small-Cap                                      n/a      $      1,406      $     1,887
---------------------------------------------------------------------------------------------
Banking                                       $     19,420      $     15,311              n/a
---------------------------------------------------------------------------------------------
Basic Materials                               $     29,954      $     20,856              n/a
---------------------------------------------------------------------------------------------
Biotechnology                                 $    101,672      $     30,037              n/a
---------------------------------------------------------------------------------------------
Consumer Products                             $     62,933      $     10,215              n/a
---------------------------------------------------------------------------------------------
Electronics                                   $     86,270      $     22,698              n/a
---------------------------------------------------------------------------------------------
Energy                                        $     31,230      $     34,862              n/a
---------------------------------------------------------------------------------------------
Energy Services                               $     44,737      $     20,074              n/a
---------------------------------------------------------------------------------------------
Financial Services                            $    145,041      $     13,209              n/a
---------------------------------------------------------------------------------------------
Health Care                                   $    109,445      $     25,010              n/a
---------------------------------------------------------------------------------------------
Internet                                      $     34,313      $     11,455              n/a
---------------------------------------------------------------------------------------------
Leisure                                       $     35,531      $      5,300              n/a
---------------------------------------------------------------------------------------------
Precious Metals                               $     17,588      $     96,144              n/a
---------------------------------------------------------------------------------------------
Real Estate                                            n/a      $      3,256      $     6,439
---------------------------------------------------------------------------------------------
Retailing                                     $     92,922      $     12,284              n/a
---------------------------------------------------------------------------------------------
Technology                                    $    136,708      $     30,371              n/a
---------------------------------------------------------------------------------------------
Telecommunications                            $     19,398      $     23,323              n/a
---------------------------------------------------------------------------------------------
Transportation                                $     25,787      $      4,493              n/a
---------------------------------------------------------------------------------------------
Utilities                                     $     23,924      $     28,651              n/a
---------------------------------------------------------------------------------------------
U.S. Government Money Market                  $  1,139,456      $  1,687,567              n/a
---------------------------------------------------------------------------------------------


COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES


As of July 2, 2004 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

----------------------------------------------------------------------------------------------------------
SHARE CLASS                  FUND                SHARES      PERCENT         NAME AND ADDRESS
----------------------------------------------------------------------------------------------------------
A CLASS
                       Large-Cap Europe          5257.89         7.47  STIFEL NICOLAUS & CO INC
                                                                       AMEE PATEL
                                                                       501 NORTH BROADWAY
                                                                       ST LOUIS MO 63102
                       Large-Cap Europe          5257.89         7.50  STIFEL NICOLAUS & CO INC
                                                                       JIGAR PATEL
                                                                       501 NORTH BROADWAY
                                                                       ST LOUIS MO 63102
                       Large-Cap Europe          5257.89         6.29  WACHOVIA SECURITIES, LLC FBO
                                                                       MR CHARLES FIZER TTEE
                                                                       DOUDNEY SHEET METAL WORKS
                                                                       DEFINED BENEFIT PLAN
                                                                       3900 FORSYTH RD
                                                                       WINTER PARK FL 32792-6813
                       Large-Cap Europe          5257.89        24.18  SOUTHWEST SECURITIES INC FBO
                                                                       DOUGLAS R LIVINGSTON
                                                                       SOUTHWEST SECURITIES, INC.
                                                                       AS IRA CUSTODIAN
                                                                       PO BOX 509002
                                                                       DALLAS TX 75250
                       Large-Cap Europe          5257.89        10.06  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                       Large-Cap Europe          5257.89        24.31  WELLS FARGO INVESTMENTS LLC
                                                                       608 SECOND AVENUE SOUTH 8TH FL
                                                                       MINNEAPOLIS, MN 55402

                       Large-Cap Europe          5257.89         7.79  WELLS FARGO INVESTMENTS LLC
                                                                       608 SECOND AVENUE SOUTH 8TH FL
                                                                       MINNEAPOLIS, MN 55402
                        Large-Cap Japan          7262.26        19.90  PIPER JAFFRAY & CO.
                                                                       800 NICOLLET MALL
                                                                       MINNEAPOLIS MN 55402
                        Large-Cap Japan          7262.26         7.76  LEGG MASON WOOD WALKER INC.
                                                                       291-05888-19
                                                                       PO BOX 1476
                                                                       BALTIMORE, MD 21202
                        Large-Cap Japan          7262.26        17.36  VOORHIES ,THOMAS A.
                                                                       ONE NORTH JEFFERSON
                        Large-Cap Japan          7262.26        11.85  VOORHIES ,THOMAS A.
                                                                       ONE NORTH JEFFERSON
                        Large-Cap Japan          7262.26         8.17  WELLS FARGO INVESTMENTS LLC
                                                                       608 SECOND AVENUE SOUTH 8TH FL
                                                                       MINNEAPOLIS, MN 55402
                                 Mekros         37986.97         7.67  WEXFORD SECURITIES LLC. FBO
                                                                       RICHARD M SEMS TTEE, TRUST
                                                                       EWALD SEMS UA DTD 10/12/93,
                                                                       FBO EWALD SEMS IRREVOCABLE
                                                                       TRUST#1
                                                                       CHARDON OH 44024-9746
                                 Mekros         37986.97        10.56  STIFEL NICOLAUS & CO INC
                                                                       RICHARD MORTENSEN IRA
                                                                       501 NORTH BROADWAY
                                                                       ST LOUIS MO 63102
                                 Mekros         37986.97         7.09  STIFEL NICOLAUS & CO INC
                                                                       BRUCE VAN ORNUM IRA
                                                                       501 NORTH BROADWAY
                                                                       ST LOUIS MO 63102
                                 Mekros         37986.97         7.11  STIFEL NICOLAUS & CO INC
                                                                       CLARE L SEARLES AND
                                                                       501 NORTH BROADWAY
                                                                       ST LOUIS MO 63102
                                 Mekros         37986.97         6.85  STIFEL NICOLAUS & CO INC
                                                                       EDWARD PLOTKA ROTH IRA
                                                                       501 NORTH BROADWAY
                                                                       ST LOUIS MO 63102

                                 Medius          6374.89        30.38  WEXFORD SECURITIES LLC. FBO
                                                                       RICHARD M SEMS TTEE, TRUST
                                                                       EWALD SEMS UA DTD 10/12/93,
                                                                       FBO EWALD SEMS IRREVOCABLE
                                                                       TRUST#1
                                                                       CHARDON OH 44024-9746
                                 Medius          6374.89         6.74  WEXFORD SECURITIES LLC. FBO
                                                                       CARRIE S HOLSTEAD
                                                                       636 ROBINWOOD
                                                                       PITTSBURGH PA 15216-1086
                                 Medius          6374.89        13.36  WEXFORD SECURITIES LLC. FBO
                                                                       DANNY BILL SMITH &
                                                                       VICTORIA ROMMEL JT TEN
                                                                       503 LEAK AVE
                                                                       WADESBORO NC 28170-2734
                                 Medius          6374.89         5.77  SCOTT & STRINGFELLOW, INC.
                                                                       909 EAST MAIN STREET
                                                                       RICHMOND VA 23219
                                 Medius          6374.89        11.92  FERRIS, BAKER WATTS, INC
                                                                       GEORGE C FICKES JR IRA
                                                                       5 NITTANY COURT
                                                                       NEW FREEDOM PA 17349-9322
                                 Medius          6374.89         5.41  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                                 Medius          6374.89         6.52  A G EDWARDS & SONS INC C/F
                                                                       JOHN J SCHANG
                                                                       ROLLOVER IRA ACCOUNT
                                                                       328 W FIRST ST
                                                                       GENESEO IL 61254-1306
                                 Medius          6374.89         5.32  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                    US Government Money       2753347.64        23.21  DEAN WITTER FOR THE BENEFIT OF
                                 Market                                THE JACK SALTZ REVOCABLE TRUST
                                                                       PO BOX 250 CHURCH STREET STATION
                    US Government Money       2753347.64        23.21  DEAN WITTER FOR THE BENEFIT OF
                                 Market                                AHMET M ERTEGUN
                                                                       PO BOX 250 CHURCH STREET STATION
                                                                       NEW YORK, NY 10008-0250
                    US Government Money       2753347.64        18.57  DEAN WITTER FOR THE BENEFIT OF
                                 Market                                IRON WILL GROUP LIMITED
                                                                       PO BOX 250 CHURCH STREET STATION
                                                                       NEW YORK, NY 10008-0250
                    US Government Money       2753347.64        23.21  DEAN WITTER FOR THE BENEFIT OF
                                 Market                                SHELDON VOGEL
                                                                       PO BOX 250 CHURCH STREET STATION
                                                                       NEW YORK, NY 10008-0250

                     US Government Bond         30029.31         7.96  STERLING TRUST COMPANY
                                                                       FBO LEONARD TROCHEZ
                                                                       PO BOX 2526
                                                                       WACO, TX 76702-2526
                     US Government Bond         30029.31        39.49  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                     US Government Bond         30029.31        37.22  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                                   Nova        168883.82         5.08  UBS FINANCIAL SERVICES INC. FBO
                                                                       ELLEN K BUCHANAN,TRUSTEE OF
                                                                       THE JOHN W BUCHANAN FLORIDA
                                                                       DATED 05/06/03
                                                                       2000 ROYAL MARCO WAY #306
                                                                       MARCO ISLAND FL 34145-1806
                                   Nova        168883.82        37.89  CITIGROUP GLOBAL MARKETS INC.
                                                                       333 WEST 34TH STREET - 3RD FLOOR
                                                                       NEW YORK, NEW YORK 10001
                                   Nova        168883.82        37.89  CITIGROUP GLOBAL MARKETS INC.
                                                                       333 WEST 34TH STREET - 3RD FLOOR
                                                                       NEW YORK, NEW YORK 10001
                                   Nova        168883.82         6.01  UBS FINANCIAL SERVICES INC. FBO
                                                                       ESLEY M. PENDLETON, JR. TTEE
                                                                       FBO ESLEY M PENDLETON, JR.
                                                                       REVOCABLE TRUST U/A/D 7/28/93
                                                                       3817 WATERFORD DRIVE
                                                                       MYRTLE BEACH SC 29577-5829
                                   Ursa        256108.52         5.18  WEXFORD SECURITIES LLC. FBO
                                                                       CLINTON CEMETERY ASSOCIATION
                                                                       1079 OLD RTE #18
                                                                       WAMPUM PA 16157-9305
                                   Ursa        256108.52         6.96  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968
                                    OTC         54481.46         6.76  CITIGROUP GLOBAL MARKETS INC.
                                                                       00138984750
                                                                       333 WEST 34TH STREET - 3RD FLOOR
                                                                       NEW YORK, NEW YORK 10001
                                    OTC         54481.46        29.53  CITIGROUP GLOBAL MARKETS INC.
                                                                       333 WEST 34TH STREET - 3RD FLOOR
                                                                       NEW YORK, NEW YORK 10001
                                    OTC         54481.46        38.28  UBS FINANCIAL SERVICES INC. FBO
                                                                       ELLEN K BUCHANAN,TRUSTEE OF
                                                                       THE JOHN W BUCHANAN FLORIDA
                                                                       DATED 05/06/03
                                                                       2000 ROYAL MARCO WAY #306
                                                                       MARCO ISLAND FL 34145-1806

                                 Arktos         29146.49         6.50  MORGAN STANLEY DW INC CUST FOR
                                                                       DUDLEY B WOODARD JR.
                                                                       PO BOX 250 CHURCH STREET STATION
                                                                       NEW YORK, NY 10008-0250
                                 Arktos         29146.49         6.54  DEAN WITTER FOR THE BENEFIT OF
                                                                       LORRAINE STILLWAUGH
                                                                       PO BOX 250 CHURCH STREET STATION
                                                                       NEW YORK, NY 10008-0250
                                 Arktos         29146.49        13.18  A G EDWARDS & SONS INC FBO
                                                                       ELIZABETH W ERIKSEN
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287
                                 Arktos         29146.49        11.55  CITIGROUP GLOBAL MARKETS INC.
                                                                       333 WEST 34TH STREET - 3RD FLOOR
                                                                       NEW YORK  NEW YO,RK 10001
                      Inverse Small-Cap          2274.46         8.31  SOUTHWEST SECURITIES INC FBO
                                                                       WARD D PATRICK
                                                                       SOUTHWEST SECURITIES, INC.
                                                                       AS SEP CUSTODIAN
                                                                       PO BOX 509002
                                                                       DALLAS TX 75250
                      Inverse Small-Cap          2274.46         8.29  SOUTHWEST SECURITIES INC FBO
                                                                       ROBERT L COSSMAN
                                                                       SOUTHWEST SECURITIES, INC.
                                                                       AS SEP CUSTODIAN
                                                                       PO BOX 509002
                                                                       DALLAS TX 75250
                      Inverse Small-Cap          2274.46        12.43  SOUTHWEST SECURITIES INC FBO
                                                                       GARY R HATHAWAY
                                                                       SOUTHWEST SECURITIES, INC.
                                                                       AS IRA CUSTODIAN
                                                                       PO BOX 509002
                                                                       DALLAS TX 75250
                      Inverse Small-Cap          2274.46        12.43  SOUTHWEST SECURITIES INC FBO
                                                                       TERRY L WRENCH
                                                                       SOUTHWEST SECURITIES, INC.
                                                                       AS IRA ROLLOVER CUSTODIAN
                                                                       PO BOX 509002
                                                                       DALLAS TX 75250
                      Inverse Small-Cap          2274.46        17.23  A G EDWARDS & SONS INC FBO
                                                                       A WELLS PETTIBONE JR
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287
                      Inverse Small-Cap          2274.46         6.88  WEDBUSH MORGAN SECURITIES
                                                                       1000 WILSHIRE BLVD.
                                                                       LOS ANGELES CA 90017

                      Inverse Small-Cap          2274.46        24.61  FISERV SECURITIES, INC.
                                                                       ATTN: MUTUAL FUNDS
                                                                       ONE COMMERCE SQUARE
                                                                       2005 MARKET STREET SUITE 1200
                                                                       PHILADELPHIA, PA 19103
                        Inverse Mid-Cap          3490.75        19.76  A G EDWARDS & SONS INC FBO
                                                                       A WELLS PETTIBONE JR
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287
                        Inverse Mid-Cap          3490.75        31.68  WEXFORD SECURITIES LLC. FBO
                                                                       RICHARD M SEMS TTEE, TRUST
                                                                       EWALD SEMS UA DTD 10/12/93,
                                                                       FBO EWALD SEMS IRREVOCABLE
                                                                       TRUST#1
                                                                       CHARDON OH 44024-9746
                        Inverse Mid-Cap          3490.75         8.13  WEXFORD SECURITIES LLC. FBO
                                                                       CLINTON CEMETERY ASSOCIATION
                                                                       1079 OLD RTE #18
                                                                       WAMPUM PA 16157-9305
                        Inverse Mid-Cap          3490.75        14.81  FERRIS, BAKER WATTS, INC
                                                                       GEORGE C FICKES JR IRA
                                                                       5 NITTANY COURT
                                                                       NEW FREEDOM PA 17349-9322
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
                    US Government Money     218243384.68         9.37  THE APPALACHIAN TRAILS LP
                                 Market                                30 TOWER LANE
                                                                       AVON, CT 06001
                    US Government Money     218243384.68        35.73  NATIONAL FINANCIAL SERVICES, LLC.
                                 Market                                FOR THE EXCLUSIVE BENEFIT OF:
                                                                       OUR CUSTOMERS
                                                                       ATTN.: MUTUAL FUND DEPT. (5TH FLR)
                                                                       200 LIBERTY STREET
                                                                       1 WORLD FINANCIAL CENTER
                                                                       NEW YORK, NY 10281
                    US Government Money     218243384.68        14.75  FTC & CO
                                 Market                                DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                     US Government Bond       1702520.68        37.21  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                     US Government Bond       1702520.68        16.51  TRUST COMPANY OF AMERICA
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112

                     US Government Bond       1702520.68        23.58  NATIONWIDE INSURANCE CO, QPVA
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                                   Juno       5767302.33         9.25  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                                   Nova       3666520.94         9.61  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                                   Nova       3666520.94         5.60  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                                   Nova       3666520.94        14.17  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                        Precious Metals         17066.47         5.54  DEAN WITTER FOR THE BENEFIT OF
                                                                       LYNN R BARTON TTEE FBO
                                                                       PO BOX 250 CHURCH STREET STATION
                                                                       NEW YORK, NY 10008-0250
                        Precious Metals         17066.47         6.43  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                        Precious Metals         17066.47         8.44  JAMES H. GREEN (RIRA)
                                                                       2307 BALSAM L109
                                                                       ARLINGTON, TX 76006
                        Precious Metals         17066.47         6.02  DEAN WITTER FOR THE BENEFIT OF
                                                                       MSDW CREDIT CORP FBO
                                                                       PO BOX 250 CHURCH STREET STATION
                                                                       NEW YORK, NY 10008-0250
                                   Ursa       4285817.55         5.82  UBS FINANCIAL SERVICES INC. FBO
                                                                       SOUTHERN FAMILY INSURANCE CO.
                                                                       INSIGHTONE ACCOUNT
                                                                       TWO HARBOUR PLACE STE 700
                                                                       302 KNIGHTS RUN AVENUE
                                                                       TAMPA, FL 33602
                                   Ursa       4285817.55        12.80  CITIGROUP GLOBAL MARKETS INC.
                                                                       333 WEST 34TH STREET - 3RD FLOOR
                                                                       NEW YORK, NEW YORK 10001

                                   Ursa       4285817.55         7.82  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                                   Ursa       4285817.55         7.41  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                                    OTC       5143872.70         5.84  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                                    OTC       5143872.70         9.09  RSBCO & CO
                                                                       ATTN: OPERATIONS
                                                                       107 N TRENTON ST
                                                                       RUSTON LA 71270-4321
                                    OTC       5143872.70        13.13  TRUST COMPANY OF AMERICA
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112
                                    OTC       5143872.70         9.90  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736
                                 Arktos        771494.69         9.79  SOUTHERN FAMILY INSURANCE CO
                                                                       ATTN CHARLES POE
                                                                       302 KNIGHTS RUN AVENUE
                                                                       TAMPA, FL 33602
                                 Arktos        771494.69        13.73  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736
                                 Energy       1332368.91        15.68  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                                 Energy       1332368.91        29.22  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                                 Energy       1332368.91         7.97  TRUST COMPANY OF AMERICA
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112
                     Financial Services       2605537.51        27.46  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029

                     Financial Services       2605537.51        60.55  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                            Health Care       2390936.79        35.23  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                            Health Care       2390936.79        36.03  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                            Health Care       2390936.79         5.32  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                             Technology       2289534.51        31.89  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                             Technology       2289534.51        56.51  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                        Basic Materials        329101.85        20.82  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                        Basic Materials        329101.85         8.08  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                        Basic Materials        329101.85         5.60  TRUST COMPANY OF AMERICA
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112
                        Basic Materials        329101.85         9.33  TRUST COMPANY OF AMERICA
                                                                       P.O. BOX 6503
                                                                       ENGLEWOOD, CO 80155

                        Basic Materials        329101.85         9.13  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO80217-3736-3736
                      Consumer Products       1065238.78        13.54  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                      Consumer Products       1065238.78        17.20  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO80217-3736-3736
                      Consumer Products       1065238.78        36.51  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                      Consumer Products       1065238.78        11.88  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO80217-3736-3736
                                Leisure        441149.04        61.55  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                                Leisure        441149.04         9.50  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                              Retailing        875851.64        47.56  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                              Retailing        875851.64         8.90  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                              Retailing        875851.64        13.14  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736

                     Telecommunications         84304.39        15.45  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                     Telecommunications         84304.39        17.53  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                     Telecommunications         84304.39        18.93  CIRCLE TRUST COMPANY CUSTODIAN FBO
                                                                       FTJFC QUALIFIED OMNIBUS ACCOUNT
                                                                       METRO CENTER, ONE STATION PLACE
                                                                       STAMFORD, CT 06902
                         Transportation       1219332.34        31.18  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                         Transportation       1219332.34        27.52  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                         Transportation       1219332.34         7.58  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                         Transportation       1219332.34         6.17  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                        Energy Services        377745.50         5.15  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                        Energy Services        377745.50        21.52  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                        Energy Services        377745.50         6.55  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041

                        Energy Services        377745.50        16.43  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                        Energy Services        377745.50         7.54  TRUST COMPANY OF AMERICA
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112
                                Banking        395871.66        41.89  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                                Banking        395871.66         5.26  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                                Banking        395871.66         7.73  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                                Banking        395871.66         5.89  CIRCLE TRUST COMPANY CUSTODIAN FBO
                                                                       FTJFC QUALIFIED OMNIBUS ACCOUNT
                                                                       METRO CENTER, ONE STATION PLACE
                                                                       STAMFORD, CT 06902
                          Biotechnology        713198.15        21.32  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                          Biotechnology        713198.15        15.64  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                          Biotechnology        713198.15        13.11  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                            Electronics        254742.80         7.57  AMERITRADE INC FBO 1605023241
                                                                       PO BOX 2226
                                                                       OMAHA NE 68103-2226-2226
                            Electronics        254742.80        21.59  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029

                            Electronics        254742.80         5.52  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                            Electronics        254742.80         6.05  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                               Internet        300564.00         9.37  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                               Internet        300564.00        16.52  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281
                               Internet        300564.00         9.95  TRUST COMPANY OF AMERICA
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112
                               Internet        300564.00        12.44  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736
                               Internet        300564.00         7.18  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                              Utilities         90958.97         5.31  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                              Utilities         90958.97         6.34  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                              Utilities         90958.97         7.88  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                              Utilities         90958.97        42.39  TRUST COMPANY OF AMERICA
                                                                       P.O. BOX 6503
                                                                       ENGLEWOOD, CO 80155
----------------------------------------------------------------------------------------------------------
C-CLASS

                       Large-Cap Europe        174091.40        11.15  THE JOHN S DELEEUW REV TRUST
                                                                       JOHN S DELEEUW TTEE
                                                                       DTD 04/26/02
                                                                       C/O TIDEWATER TRADING POST
                                                                       PO BOX 1383
                                                                       CHESAPEAKE, VA 23327-1383
                        Large-Cap Japan        258970.07         9.36  MCMILLEN FAMILY LIMITED
                                                                       PARTNERSHIP
                                                                       MICHAEL S MCMILLEN GEN PARTNER
                                                                       PO BOX 1523
                                                                       ISSAQUAH WA 98027-0061
                        Large-Cap Japan        258970.07         6.25  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                                 Mekros       1295865.88         8.08  CUSTODIAL TRUST COMPANY
                                                                       C/F API MULTIPLE INDEX TRUST FUND
                                                                       101 CARNEGIE CENTER, 3RD FLR
                                                                       ATTN: CAROLINE SAMUEL ACCT/CTRL
                                                                       PRINCETON, NJ 08540
                     US Government Bond        528457.93         5.50  KENNETH R YARKEY
                                                                       OR JILL M YARKEY
                                                                       OR JODY A YARKEY
                                                                       124 GLYNN FARMS ROAD
                                                                       EAST LONGMEADOW, MA 01028
                        Precious Metals        493463.15        18.68  N MATTH INC.
                                                                       YITZCHOK KAHAN
                                                                       452 FIFTH AVENUE
                                                                       NEW YORK NY 10018
                             Technology        243333.50        32.54  UBS SECURITIES LLC
                                                                       677 WASHINGTON BLVD. 9TH FLOOR
                                                                       STAMFORD, CT 06901-3793
                             Technology        243333.50        33.36  UBS SECURITIES LLC
                                                                       677 WASHINGTON BLVD. 9TH FLOOR
                                                                       STAMFORD, CT 06901-3793
                              Retailing        130342.03        33.30  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                     Telecommunications         91462.09         7.73  UBS SECURITIES LLC
                                                                       677 WASHINGTON BLVD. 9TH FLOOR
                                                                       STAMFORD, CT 06901-3793
                     Telecommunications         91462.09         7.92  UBS SECURITIES LLC
                                                                       677 WASHINGTON BLVD. 9TH FLOOR
                                                                       STAMFORD, CT 06901-3793
                                Banking         68363.94        10.64  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                                Banking         68363.94         7.09  MINORU OKINO (RIRA)
                                                                       2808 WAKEFIELD DRIVE
                                                                       BELMONT, CA 94002

                                Banking         68363.94        15.48  A G EDWARDS & SONS INC FBO
                                                                       DOROTHY M DAVIS TTEE
                                                                       DOROTHY M DAVIS TRUST
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287
                            Electronics        140958.59         5.97  A G EDWARDS & SONS INC FBO
                                                                       ROBERT ROSCOE PARKER
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287-2287
                            Electronics        140958.59         6.17  UBS SECURITIES LLC
                                                                       677 WASHINGTON BLVD. 9TH FLOOR
                                                                       STAMFORD, CT 06901-3793
                            Electronics        140958.59         6.33  UBS SECURITIES LLC
                                                                       677 WASHINGTON BLVD. 9TH FLOOR
                                                                       STAMFORD, CT 06901-3793
                                                                       777 EAST WISCONSIN AVENUE
                                                                       MILWAUKEE WI 53202-5391-1295
                            Real Estate         10349.01        18.67  A G EDWARDS & SONS INC C/F
                                                                       MICHAEL E HOFF
                                                                       SEP IRA ACCOUNT
                                                                       W6442 BIRCHVIEW DR
                                                                       ONALASKA WI 54650-9389
                            Real Estate         10349.01         6.06  RAYMOND JAMES & ASSOC INC
                                                                       880 CARILLON PKWY
                                                                       ST PETERSBURG FL 33716
                            Real Estate         10349.01        12.13  JP MORGAN INVEST LLC (FBO)
                                                                       ONE BEACON STREET, 18TH FLOOR
                                                                       BOSTON, MA 02108-3102
                      Inverse Small-Cap        381806.14         5.02  SUMMIT EQUITIES, INC.
                                                                       COLLATERAL ACCOUNT FBO THE KAREN &
                                                                       KENNETH SEGAL DESCENDANTS TRUST
                                                                       4 CAMPUS DRIVE
                                                                       PARSIPPANY, NJ 07054
                      Inverse Small-Cap        381806.14         5.24  KENNETH SEGAL
                                                                       SUMMIT EQUITIES INC. COLLATERAL
                                                                       4 CAMPUS DRIVE
                                                                       PARSIPPANY, NJ 07054
                      Inverse Small-Cap        381806.14        13.47  SUMMIT EQUITIES INC, TRUSTEE OF
                                                                       COLLATERAL ACCT FBO KENNETH SEGAL
                                                                       4 CAMPUS DRIVE
                                                                       PARSIPPANY, NJ 07054

                      Inverse Small-Cap        381806.14         5.21  GERALD GERSHAW (RIRA)
                                                                       7480 PORTO VECCHIO PLACE
                                                                       DELRAY BEACH, FL 33446
                          Mid-Cap Value        114574.46        30.16  JAMES S BROWN
                                                                       OR KRISTINA BROWN
                                                                       13641 44TH ST NE
                                                                       ST MICHAEL, MN 55376-9482
                          Mid-Cap Value        114574.46        23.46  CELIA EVERSON TRUST
                                                                       DAVID OWEN TRUSTEE
                                                                       DTD 4/8/1991
                                                                       2411 RIVIERA DR
                                                                       MIRAMAR, FL 33023
                          Mid-Cap Value        114574.46         7.79  SPECIALTY FURNISHINGS INC
                                                                       ATTN: MICHAEL J HALL
                                                                       6694 DAWSON BLVD
                                                                       NORCROSS, GA 30093
                         Mid-Cap Growth         24000.69         5.02  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968
                         Mid-Cap Growth         24000.69         7.95  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968-1968
                         Mid-Cap Growth         24000.69         8.15  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968-1968
                         Mid-Cap Growth         24000.69        50.76  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                         Mid-Cap Growth         24000.69         6.60  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968
                         Mid-Cap Growth         24000.69         7.17  BTC ELECTRONICS
                                                                       COMPONENTS INC EMP PSP
                                                                       UAD 7/01/87 ROBERT &
                                                                       VIRGINIA BARNETT TTEES
                                                                       5809 DEPARTURE DRIVE
                                                                       RALEIGH NC 27616-1858
                        Inverse Mid-Cap           708.73        19.63  MICHAEL J HOWE &
                                                                       NATALIE A HOWE
                                                                       JT TEN
                                                                       39 E. PERIWINKLE LANE
                                                                       NEWARK DE 19711-6216
                        Inverse Mid-Cap           708.73         9.02  A G EDWARDS & SONS C/F
                                                                       IRENE GODDARD
                                                                       ROLLOVER IRA ACCOUNT
                                                                       208 TREETOP LANE
                                                                       HOCKESSIN DE 19707-9594

                        Inverse Mid-Cap           708.73         8.34  RBC DAIN RAUSCHER CUSTODIAN
                                                                       JEANINE HODEN
                                                                       INDIVIDUAL RETIREMENT ACCOUNT
                                                                       2983 E OTERO CIR
                                                                       LITTLETON CO 80122
                        Inverse Mid-Cap           708.73         6.87  SIDNEY J. HAMMOCK
                                                                       58574 SIMS PLACE
                                                                       HANNIBAL MO 63401-7786
                        Inverse Mid-Cap           708.73        42.64  FIRST CLEARING, LLC
                                                                       DONALD E. WILLIAMS
                                                                       12 EAST MECHANIC STREET
                                                                       NEW HOPE PA 18938-1203
                        Inverse Mid-Cap           708.73         9.92  A G EDWARDS & SONS INC C/F
                                                                       GEORGE T. FANTZ
                                                                       ROLLOVER IRA ACCOUNT
                                                                       13600 ORCHARD HILL PL.
                                                                       NEW LONDON MO 63459-4227
                        Large-Cap Value         45374.73         6.24  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968-1968
                        Large-Cap Value         45374.73        10.01  A G EDWARDS & SONS INC FBO
                                                                       JOYCE R RICKEL
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287
                        Large-Cap Value         45374.73        11.09  A G EDWARDS & SONS INC FBO
                                                                       ALICE B PAULS TTEE
                                                                       ALICE B PAULS TRUST
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287-2287
                        Large-Cap Value         45374.73         6.78  A G EDWARDS & SONS INC FBO
                                                                       WANDA I WILSON TTEE OF
                                                                       THE WANDA I WILSON TRUST
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287-2287
                        Large-Cap Value         45374.73         7.23  SPRING CREEK LP
                                                                       ATTN ELLIOT SCHILDKROUT
                                                                       45 MONADNOCK RD
                                                                       CHESTNUT HILL, MA 02467
                        Large-Cap Value         45374.73         8.63  A G EDWARDS & SONS INC FBO
                                                                       MYRTLE H KEVAN TTEE
                                                                       GLENN H. KEVAN &MYRTLE
                                                                       ONE NORTH JEFFERSON
                                                                       ST LOUIS MO 63103-2287

                       Large-Cap Growth          9671.49         5.15  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968-1968
                       Large-Cap Growth          9671.49        30.03  LAWRENCE P CASABONNE (RIRA)
                                                                       70 123RD STREET
                                                                       TROY, NY 12182
                       Large-Cap Growth          9671.49        14.26  CATHERINE CASABONNE (RIRA)
                                                                       70 123RD ST
                                                                       TROY, NY 12182
                       Large-Cap Growth          9671.49        20.50  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968
                       Large-Cap Growth          9671.49        16.87  FERRIS, BAKER WATTS, INC
                                                                       FBW INC C/F PLACEK ANNA S
                                                                       3905 DARLEIGH RD UNIT 3G
                                                                       BALTIMORE MD 21236
----------------------------------------------------------------------------------------------------------
H-CLASS
                       Large-Cap Europe       2507623.42         5.92  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                       Large-Cap Europe       2507623.42        25.98  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                       Large-Cap Europe       2507623.42        16.59  TRUST COMPANY OF AMERICA
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112
                        Large-Cap Japan       2528076.86         5.71  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                        Large-Cap Japan       2528076.86        28.87  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                        Large-Cap Japan       2528076.86         6.93  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736

                        Large-Cap Japan       2528076.86         6.90  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                                 Mekros      10162720.77         7.32  CITICORP USA INC
                                                                       FBO COOPERFUND PARTNERS LLC
                                                                       500 WEST MADISON STREET
                                                                       SUITE 700
                                                                       CHICAGO, IL 60661
                                 Mekros      10162720.77        17.50  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                                 Mekros      10162720.77         5.54  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                                 Mekros      10162720.77        10.07  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                                 Medius       4169208.11        44.38  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                                 Medius       4169208.11        10.56  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                                 Medius       4169208.11         6.94  NATIONWIDE INSURANCE CO, QPVA
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                            Real Estate       1542426.03        51.30  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                            Real Estate       1542426.03        12.48  RSBCO & CO
                                                                       ATTN: OPERATIONS
                                                                       107 N TRENTON ST
                                                                       RUSTON LA 71270-4321

                            Real Estate       1542426.03        12.57  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736
                      Inverse Small-Cap        247964.91         8.10  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                        Small-Cap Value       2026469.86        15.82  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                        Small-Cap Value       2026469.86        38.71  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                       Small-Cap Growth       1520165.45         9.25  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                       Small-Cap Growth       1520165.45        46.41  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                       Small-Cap Growth       1520165.45         5.20  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                       Small-Cap Growth       1520165.45        13.21  TRUST COMPANY OF AMERICA
                                                                       FBO: 75
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112
                          Mid-Cap Value       1236303.20        29.36  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                          Mid-Cap Value       1236303.20        23.51  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                          Mid-Cap Value       1236303.20         6.17  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041

                          Mid-Cap Value       1236303.20        14.58  NATIONWIDE INSURANCE CO, QPVA
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                         Mid-Cap Growth        536281.14        44.76  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                         Mid-Cap Growth        536281.14         5.26  RTC
                                                                       EXCLUSIVE BENEFIT OF CUSTOMERS
                                                                       PO BOX 3865
                                                                       ENGLEWOOD, CO 80217-3301
                         Mid-Cap Growth        536281.14         9.63  NATIONAL INVESTOR SERVICES FBO
                                                                       097-50000-19
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                         Mid-Cap Growth        536281.14        33.12  NATIONWIDE INSURANCE CO, QPVA
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                        Inverse Mid-Cap         37566.92         5.76  LEE A MALIT (IRA)
                                                                       615 PORTLEDGE DR
                                                                       BRYAN MAWR, PA 19010
                        Inverse Mid-Cap         37566.92         6.39  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                        Inverse Mid-Cap         37566.92        66.14  DYNAMIC CAPITAL, LLC
                                                                       12501 PROSPERITY DR. SUITE 250
                                                                       SILVER SPRING, MD 20904-1689
                        Large-Cap Value       2018660.40        17.48  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029
                        Large-Cap Value       2018660.40        42.59  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                        Large-Cap Value       2018660.40         6.99  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                        Large-Cap Value       2018660.40        16.06  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736
                       Large-Cap Growth        691642.47        28.21  NATIONWIDE TRUST COMPANY, FSB
                                                                       C/O: IPO PORTFOLIO ACCOUNTING
                                                                       P.O. BOX 182029
                                                                       COLUMBUS, OH 43218-2029

                       Large-Cap Growth        691642.47        46.00  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                       Large-Cap Growth        691642.47        11.26  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                       Large-Cap Growth        691642.47         7.31  TRUST COMPANY OF AMERICA
                                                                       P O BOX 6503
                                                                       ENGLEWOOD, CO 80112
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL       US Government Money      50000000.00       100.00  BROWN BROTHERS HARRIMAN & CO
CLASS                            Market                                525 WASHINGTON BLVD
                                                                       JERSEY CITY, NJ 07310
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
                    US Government Money    1064618869.69        10.32  NATIONAL FINANCIAL SVCS CORP
                                 Market                                FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                     US Government Bond       5700692.81         7.24  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                     US Government Bond       5700692.81        40.95  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                     US Government Bond       5700692.81         8.53  RSBCO & CO
                                                                       ATTN: OPERATIONS
                                                                       107 N TRENTON ST
                                                                       RUSTON LA 71270-4321
                                   Juno      79005202.70         7.65  MERRILL LYNCH FENNER & SMITH
                                                                       FINANCIAL DATA SERVICES
                                                                       4800 DEER LAKE DRIVE E, 3RD FLOOR
                                                                       JACKSONVILLE, FL 32246
                                   Juno      79005202.70        26.83  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122

                                   Juno      79005202.70        18.45  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                                   Nova      12560775.01         8.81  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                                   Nova      12560775.01        24.21  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                                   Nova      12560775.01        11.92  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                                   Nova      12560775.01         5.98  MESIROW FINANCIAL INC
                                                                       CAPITAL PRESERVATION FUND LP
                                                                       350 NORTH CLARK STREET
                                                                       CHICAGO IL 60610-4796
                        Precious Metals       4224293.79        23.84  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                        Precious Metals       4224293.79        11.58  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                                   Ursa      35345450.58        29.30  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                                   Ursa      35345450.58        16.81  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999

                                    OTC      94349713.23        31.08  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                                    OTC      94349713.23        20.94  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                                    OTC      94349713.23         6.93  GE Financial Trust /B/O
                                                                       OMNIBUS/CENTURION CAPITAL MANAGMENT
                                                                       3200 N CENTRAL AVENUE
                                                                       6TH FLOOR
                                                                       PHOENIX, AZ 85012
                                 Arktos       6874311.01        18.35  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                                 Arktos       6874311.01        22.77  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                                 Arktos       6874311.01         7.50  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                                 Energy       9416881.44        20.26  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                                 Energy       9416881.44        26.62  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                                 Energy       9416881.44        13.29  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736

                     Financial Services       1092476.68         5.64  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                     Financial Services       1092476.68         5.23  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                     Financial Services       1092476.68        38.93  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                            Health Care       2863911.76        27.20  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                            Health Care       2863911.76        25.81  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                             Technology       3215645.74        31.84  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                             Technology       3215645.74        22.42  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                             Technology       3215645.74        13.33  UNION SPRING FUND LTD
                                                                       ATTN  ROBIN BEDFORD
                                                                       C/O UNION SPRING ASSET MGMT INC
                                                                       101 MORGAN LANE, STE 180
                                                                       PLAINSBORO, NJ 08536
                        Basic Materials       1505548.52        21.90  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999

                        Basic Materials       1505548.52         6.81  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                        Basic Materials       1505548.52        12.49  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736
                      Consumer Products       2179413.11        31.24  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                      Consumer Products       2179413.11        16.50  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                      Consumer Products       2179413.11         7.40  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO80217-3736-3736
                      Consumer Products       2179413.11        14.09  NATIONAL INVESTOR SERVICES FBO
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                      Consumer Products       2179413.11         6.17  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                                Leisure        404001.68        27.57  PECONIC OFFSHORE FND CORP
                                                                       C/O FORTIS FUNDS SVCES (CAYMAN) LTD
                                                                       PO BOX 2003GT GRAND PAVILION COMMERCIAL CNTR
                                                                       BOUGAINVILLEA WAY 802 W BAY RD
                                                                       GRAND CAYMAN, CAYMAN ISLANDS
                                Leisure        404001.68        16.92  PECONIC CAPITAL FUND LP
                                                                       PO BOX 302
                                                                       MT KISCO, NY 10549
                              Retailing       1201201.75        12.11  ROBERT M SHAW OR
                                                                       HEIDI E SONEN
                                                                       1535 MINT SPRINGS ROAD
                                                                       CROZET, VA 22932

                              Retailing       1201201.75         6.90  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                              Retailing       1201201.75         8.72  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                              Retailing       1201201.75         6.14  NATIONAL INVESTOR SERVICES FBO
                                                                       097-50000-19
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                     Telecommunications        776303.83        25.85  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                     Telecommunications        776303.83        13.45  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                     Telecommunications        776303.83         6.33  NATIONAL INVESTOR SERVICES FBO
                                                                       097-50000-19
                                                                       55 WATER STREET,32ND FLOOR
                                                                       NEW YORK NY 10041
                         Transportation       3053389.79         6.45  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                         Transportation       3053389.79         6.68  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736-3736
                         Transportation       3053389.79        24.28  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                         Transportation       3053389.79         7.48  FTC & CO
                                                                       DATALYNX
                                                                       PO BOX 173736
                                                                       DENVER, CO 80217-3736

                        Energy Services       1602322.78        16.32  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                        Energy Services       1602322.78        25.39  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                                Banking        965330.22        14.86  LPL FINANCIAL SERVICES
                                                                       9785 TOWNE CENTRE DRIVE
                                                                       SAN DIEGO CA 92121-1968
                                Banking        965330.22         5.11  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                                Banking        965330.22        31.01  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                          Biotechnology       6914979.43        27.82  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                          Biotechnology       6914979.43        27.78  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                            Electronics       3267520.49        15.87  SCHWAB
                                                                       SPECIAL CUSTODY ACCOUNT - REINV
                                                                       FOR BENEFIT OF CUSTOMERS
                                                                       ATTN: MUTUAL FUNDS TEAM E
                                                                       101 MONTGOMERY STREET
                                                                       SAN FRANCISCO, CA 94104-4122
                            Electronics       3267520.49        27.95  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999

                               Internet        951432.87         8.70  PECONIC OFFSHORE FND CORP
                                                                       C/O FORTIS FUNDS SVCES (CAYMAN) LTD
                                                                       PO BOX 2003GT GRAND PAVILION COMMERCIAL CNTR
                                                                       BOUGAINVILLEA WAY 802 W BAY RD
                                                                       GRAND CAYMAN, CAYMAN ISLANDS
                               Internet        951432.87         5.34  PECONIC CAPITAL FUND LP
                                                                       PO BOX 302
                                                                       MT KISCO, NY 10549
                               Internet        951432.87        29.03  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999
                               Internet        951432.87         9.91  JP MORGAN INVEST LLC (FBO)
                                                                       25021317
                                                                       ONE BEACON STREET, 18TH FLOOR
                                                                       BOSTON, MA 02108-3102
                               Internet        951432.87         5.65  JP MORGAN INVEST LLC (FBO)
                                                                       82058165
                                                                       ONE BEACON STREET, 18TH FLOOR
                                                                       BOSTON, MA 02108-3102
                              Utilities        912600.27        70.42  NATIONAL FINANCIAL SVCS CORP
                                                                       FOR EXCLUSIVE BENEFIT OF OUR
                                                                       CUSTOMERS
                                                                       RUSS LENNON
                                                                       200 LIBERTY STREET
                                                                       NEW YORK, NY 10281-9999


DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

The International Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE.

Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE. The Stoxx 50SM Index is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Bond Fund, Juno Fund or Juno Master Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund which are traded on the Chicago Board of Trade (CBOT) are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Bond Fund, Juno Fund and Juno Master Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of a Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund, Juno Fund and the Juno Master Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund will be the last price reported by an independent pricing service before the calculation of a Fund's NAV.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase "Eligible Securities." Eligible Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

INFORMATION ON COMPUTATION OF YIELD

THE U.S. GOVERNMENT BOND FUND

In addition to the total return quotations discussed above, the Bond Fund also may advertise its yield based on a 30-day (or one-month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

         YIELD = 2[(a-b\cd) + 1] 6- 1
         Where:      a =   dividends and interest earned during the period;
                     b =   expenses accrued for the period (net of
                           reimbursements);
                     c =   the average daily number of shares outstanding during
                           the period that were entitled to receive dividends;
                           and
                     d =   the maximum offering price per share on the last day
                           of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by: (i) computing the yield to maturity of each obligation held by the Bond Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest); (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Bond Fund's portfolio (assuming a month of 30 days); and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one-month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Bond Fund from time to time may also advertise its yield based on a 30-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a 30-day or one-month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.


The Bond Fund's yield, as of March 31, 2004, based on a 30-day base period, was 3.72% for Investor Class Shares, 3.21% for Advisor Class Shares and 2.71% for C-Class Shares.


THE MONEY MARKET FUND

The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 2004, were 0.14% for Investor Class Shares, 0.01% for Advisor Class Shares, 0.01% for C-Class Shares and 0.48% for Institutional Class Shares.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

--------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                 AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
--------------------------------------------------------------------------------------------
Less than $100,000                                          4.00%
--------------------------------------------------------------------------------------------
$100,000 but less than $250,000                             3.00%
--------------------------------------------------------------------------------------------
$250,000 but less than $500,000                             2.25%
--------------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                            1.20%
--------------------------------------------------------------------------------------------
Greater than $1,000,000                                     1.00%
--------------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its prospectus), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in the prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      Some accounts cannot be aggregated. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly or upon redemption. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid federal income tax at the level of the Bond Fund. Shareholders of the Bond Fund will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A Fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test").

Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Bond Fund, all or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders of the Money Market Fund and the Bond Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Money Market Fund and the Bond Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Money Market Fund's and the Bond Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 net asset value per share, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

In general, with respect to the International Funds and Sector Funds gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The International Funds and Sector Funds may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Nova Fund, Nova Master Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, Medius Fund, Mekros Fund, International Funds, Index Funds and Sector Funds in its operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova Fund, Nova Master Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, Medius Fund, Mekros Funds, International Funds, Index Funds and Sector Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

MASTER-FEEDER STRUCTURE

The Nova Fund, Ursa Fund, Arktos Fund and the Juno Fund are each feeder funds in a master-feeder structure. The corresponding Master Funds for these Funds are the Nova Master Fund, Ursa Master Fund, Arktos Master Fund and the Juno Master Fund, respectively. Each master fund is taxable for federal income tax purposes as a corporation and each has made an election to be treated as a regulated investment company.

Each of the Nova Fund, Ursa Fund, Arktos Fund and the Juno Fund will receive dividend and capital gain distributions from the Nova Master Fund, Ursa Master Fund, Arktos Master Fund and the Juno Master Fund, respectively. Such dividend and capital gain distributions will then be distributed by the Nova Fund, Ursa Fund, Arktos Fund and the Juno Fund to their respective shareholders.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

Beginning in 2004, the Trust will be required to disclose annually each Fund's complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from July 1, 2003 through June 30, 2004, and is due no later than August 31, 2004. Once filed, Form N-PX for each Fund will be available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Each Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's Web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or by Dow Jones. S&P and Dow Jones make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P Indexes to track general stock market performance. S&P and Dow Jones' only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P and of Dow Jones and of the S&P Indexes and Dow Jones Industrial Average(SM) which is determined, composed and calculated by S&P and Dow Jones, respectively, without regard to Rydex Investments or the Rydex Funds. S&P and Dow Jones have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indexes or the Dow Jones Industrial Average(SM), respectively. S&P and Dow Jones are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the net asset value of the Rydex Funds. S&P and Dow Jones have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P AND DOW JONES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. S&P AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR DOW JONES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND RYDEX INVESTMENTS.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS AND CUSTODIAN

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, MD 21201, is the independent registered public accounting firm of the Trust and each of the Funds. For the years ended March 31, 2003 and prior, Deloitte & Touche LLP, Two World Financial Center, New York, NY 10021, was the independent registered public accounting firm of the Trust.

U.S. Bank, N.A. (the "Custodian") 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds. The custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2004, including notes thereto and the report of PricewaterhouseCoopers LLP, and the Trust's financial statements for the fiscal year ended March 31, 2003, including notes thereto, and the reports of Deloitte & Touche LLP, are incorporated by reference into this SAI. A copy of the Trust's 2004 Annual Reports to Shareholders must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS

GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.

CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

      B.    Proxy Voting Procedures

            Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex Investment's portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

      o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

      o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investment's authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

      o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o managing a pension plan for a company whose management is soliciting proxies;

      o significant business relationship - having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;

      o significant personal / family relationship - Rydex Investments, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (E.G., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o Refer Proposal to the Client - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o Obtain Client Ratification - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o Use an Independent Third Party for All Proposals - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

      o Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)     The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)    The shareholder meeting date;

      (v)     A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)     A copy of this Policy;

      (ii)    Proxy Statements received regarding client securities;

      (iii)   Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)     Records of client requests for proxy voting information.

      With respect to Rydex Investment's Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investment's records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex

Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (E.G., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                                  Vote With Mgt.
B.  Chairman and CEO is the Same Person                                         Vote With Mgt.
C.  Majority of Independent Directors                                           Vote With Mgt.
D.  Stock Ownership Requirements                                                Vote With Mgt.
E.  Limit Tenure of Outside Directors                                           Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection               Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                              Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election                          Vote With Mgt.
B.  Reimburse Proxy Solicitation                                                Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                                          Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                                          Vote With Mgt.
B.  Cumulative Voting                                                           Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                                Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                             Case-by-Case
B.  Fair Price Provisions                                                       Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.
        To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                                         Vote With Mgt.
B.  Equal Access                                                                Vote With Mgt.
C.  Bundled Proposals                                                           Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                                  Vote With Mgt.
B.  Stock Splits                                                                Vote With Mgt.
C.  Reverse Stock Splits                                                        Vote With Mgt.
D.  Preemptive Rights                                                           Vote With Mgt.
E.  Share Repurchase Programs                                                   Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                                Case-by-Case
         Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes                       Vote With Mgt.
C.  Employee Stock Ownership Plans                                              Vote With Mgt.
D.  401(k) Employee Benefit Plans                                               Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                              Vote With Mgt.
B.  Voting on Reincorporation Proposals                                         Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                                    Case-by-Case
B.  Corporate Restructuring                                                     Vote With Mgt.
C.  Spin-Offs                                                                   Vote With Mgt.
D.  Liquidations                                                                Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                                       Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850


                            800.820.0888 301.296.5100
                               WWW.RYDEXINVESTMENTS.COM


This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

                              SECTOR ROTATION FUND
                                CORE EQUITY FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' current prospectuses for A-Class, C-Class and H-Class Shares. Copies of the Funds' prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's most recent financial statements are incorporated herein by reference and must be delivered with this SAI.


                     The date of this SAI is August 1, 2004

                                TABLE OF CONTENTS

                                                                            PAGE


GENERAL INFORMATION ABOUT THE TRUST.........................................S-1
INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS...........................S-1
INVESTMENT RESTRICTIONS.....................................................S-9
BROKERAGE ALLOCATION AND OTHER PRACTICES...................................S-11
MANAGEMENT OF THE TRUST....................................................S-14
PRINCIPAL HOLDERS OF SECURITIES............................................S-24
DETERMINATION OF NET ASSET VALUE...........................................S-25
PURCHASE AND REDEMPTION OF SHARES..........................................S-26
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS.............S-27
DIVIDENDS, DISTRIBUTIONS, AND TAXES........................................S-31
OTHER INFORMATION..........................................................S-35
COUNSEL....................................................................S-36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS AND CUSTODIAN...............S-36
FINANCIAL STATEMENTS.......................................................S-36
APPENDIX A..................................................................A-1
SCHEDULE A....................................................................1



                                      -i-
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GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust: Sector Rotation Fund and Core Equity Fund (the "Strategic Funds"). The Strategic Funds currently offer A-Class Shares, C-Class Shares and H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The following information supplements, and should be read in conjunction with, those sections of the prospectuses.

Portfolio management is provided to each Fund by the Trust's investment advisor, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS

The Funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

OPTIONS TRANSACTIONS

Options on Securities. The Funds may buy call options and write (sell) put options on securities for the purpose of realizing their investment objectives. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

Options on Security Indices. The Funds may purchase call options and write put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

Options on Futures Contracts. Under Commodities Futures Trading Commission ("CFTC") regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS

The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER

As discussed in the Funds' prospectuses, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" and "Financial Highlights" in the Funds' Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

SHORT SALES

The Funds each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, these Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government Securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy; or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE FUNDS

The Funds shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
      (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees and, with respect to the policy to invest at least 80% of a Fund's assets in securities of companies in a specific sector, subject to 60 days prior notice to shareholders.

Each Fund may not:

1.    Invest in warrants.

2.    Invest in real estate limited partnerships.

3.    Invest in mineral leases.

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5.    Invest in companies for the purpose of exercising control.

6. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Core Equity Fund may not:

9. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal period ended March 31, 2002, 2003 and 2004 the Funds paid the following brokerage commissions:

--------------------------------------------------------------------------------
          FUND                     AGGREGATE BROKERAGE COMMISSIONS
                             ---------------------------------------------------
                             2002                 2003                 2004
--------------------------------------------------------------------------------
Sector Rotation              n/a                $431,092             $432,593
--------------------------------------------------------------------------------
Core Equity                  n/a                $ 57,777             $244,745
--------------------------------------------------------------------------------


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

----------------------------------------------------------------------------------------------------------
                            TOTAL DOLLAR AMOUNT OF BROKERAGE      TOTAL DOLLAR AMOUNT OF TRANSACTIONS
               FUND        COMMISSIONS FOR RESEARCH SERVICES      INVOLVING BROKERAGE COMMISSIONS FOR
                                                                           RESEARCH SERVICES
----------------------------------------------------------------------------------------------------------
Sector Rotation                       $28,226.60                            $146,318,264.28
----------------------------------------------------------------------------------------------------------
Core Equity                           $16,934.64                            $ 65,717,598.58
----------------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended March 31, 2004 the Funds paid the following brokerage commissions to affiliates.

-------------------------------------------------------------------------------
                         TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID TO
       FUND                                   AFFILIATES
-------------------------------------------------------------------------------
Sector Rotation                                                             $0
-------------------------------------------------------------------------------
Core Equity                                                            $16,005
-------------------------------------------------------------------------------


SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of July 2, 2004, the following Funds held securities of the Trust's "regular brokers or dealers:"


---------------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL $ AMOUNT OF
          FUND                TYPE OF SECURITY            FULL NAME OF BROKER/DEALER          SECURITIES OF EACH
                                                                                          REGULAR BROKER-DEALER HELD
---------------------------------------------------------------------------------------------------------------------
CORE EQUITY              Repurchase Agreement        US Bank                                            $     879,031
                         Repurchase Agreement        UBS                                                $     277,979
                         Repurchase Agreement        Salomon Smith Barney, Inc.                         $     968,442
                         Repurchase Agreement        Morgan Stanley                                     $     968,442
                         Common Stock                Lehman Brothers Holdings, Inc.                     $     360,484
                         Common Stock                Merrill Lynch & Co., Inc.                          $     127,280
---------------------------------------------------------------------------------------------------------------------
SECTOR ROTATION          Repurchase Agreement        US Bank                                            $   4,919,838
                         Common Stock                UBS AG                                             $   1,436,912
                         Common Stock                Lehman Brothers Holdings, Inc.                     $     633,955
                         Common Stock                Bear Stearns Cos., Inc.                            $     403,328
                         Common Stock                Goldman Sachs Group, Inc.                          $   1,053,935
                         Common Stock                Merrill Lynch & Co., Inc.                          $   1,029,197
                         Common Stock                Morgan Stanley                                     $   1,163,190
---------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for the 71 Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Funds of Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 108 Funds, each of which is overseen by the Trustees. The Trustees have approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

TRUSTEES


CARL G. VERBONCOEUR (51)

      Trustee of Rydex Series Funds, 2004 to present; Trustee of Rydex Variable Trust, 2004 to present; Trustee of Rydex Dynamic Funds, 2004 to present; Trustee of Rydex ETF Trust, 2004 to present; President, Chief Executive Officer and Treasurer of Rydex Variable Trust, 2003 to present; President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Treasurer of Rydex Series Funds, 1997 to present; Vice President of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Treasurer of Rydex Variable Trust, 1998 to present; Vice President Rydex Variable Trust, 1998 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present. Treasurer of Rydex ETF Trust, 2002 to 2003; Vice President of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

COREY A. COLEHOUR (58)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (63)

      Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (64)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee, Rydex Capital Partners SPhinX Fund, 2003 to present. Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (61)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (59)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President, Arrow Limousine, 1963 to present.


BOARD STANDING COMMITTEES. The Board has established the following standing committee:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Advisor" below, the Board's continuance of the investment advisory agreement must be specifically approved at least annually:
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the investment advisory agreement for another year.

Before this year's meeting , the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Advisor charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Advisor's profitability from its Fund-related operations;
(h) the Advisor's compliance systems; (i) the Advisor's policies on and compliance procedures for personal securities transactions; (j) the Advisor' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the investment advisory agreement for another year.


As discussed in the section of this SAI entitled "The Advisory Agreement" below, the voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Prior to his death in December 2003, Mr. Viragh controlled the Viragh Family Trust. Upon Mr. Viragh's death, control of the Viragh Family Trust transferred to its trustees. This change in control of the Viragh Family Trust resulted in the termination of the investment advisory agreement pursuant to relevant provisions of the 1940 Act. Therefore, shareholders of the Trust were required to approve a new advisory agreement in order for the Advisor to continue as each Fund's investment adviser. Shareholders approved the new investment advisory agreement at a shareholder meeting held on April 30, 2004.

During the period between the termination of the old investment advisory agreement (the "Old Agreement") and the approval of the new agreement (the "New Agreement") by shareholders (the "Interim Period"), the Advisor continued to provide investment advisory services to the Funds pursuant to an interim agreement between the Advisor and the Trust that was approved by the Board at a special meeting it held shortly after Mr. Viragh's death (the "Interim Agreement"). The Interim Agreement was identical in all material respects - including fees to be paid to the Advisor - to the Old Agreement, except for the time periods covered by the agreements.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund in the Trust (including Funds not covered in this SAI) and all Rydex Funds as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF
             NAME                       DOLLAR RANGE OF FUND SHARES             SHARES IN ALL RYDEX FUNDS
                                         (RYDEX SERIES FUNDS ONLY)                OVERSEEN BY TRUSTEE**
--------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur*            N/A                                             N/A
--------------------------------------------------------------------------------------------------------------
Corey A. Colehour               $10,001-$50,000 - Electronics Fund                   $50,001-$100,000
                                $10,001-$50,000 - Technology Fund
                                $10,001-$50,000 - Energy Services Fund
                                $10,001-$50,000 - Financial Services Fund
--------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton               $0                                                          $0
--------------------------------------------------------------------------------------------------------------
John O. Demaret                 $50,001-$100,000 - Energy Fund                        over $100,000
                                $50,001-$100,000 - Basic Materials Fund
--------------------------------------------------------------------------------------------------------------
                                $10,001-50,000 - Nova Fund
Patrick T. McCarville           $1-$10,000 - OTC Fund                                $50,001-$100,000
                                $10,001-$50,000 - Sector Rotation Fund
--------------------------------------------------------------------------------------------------------------
Roger Somers                    $10,001-$50,000 - Mekros Fund                         over $100,000
                                $50,001-$100,000 - Medius Fund
                                $1-$10,000 - Juno Fund
                                $50,001-$100,000 -Nova Fund
                                $50,001-$100,000 -Velocity Fund
                                $10,001-$50,000 - Biotechnology Fund
--------------------------------------------------------------------------------------------------------------

* MR. VERBONCOEUR WAS NOT A TRUSTEE OF THE TRUST AS OF MARCH 31, 2004.

** VALUATION DATE IS DECEMBER 31, 2003.

BOARD COMPENSATION. The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2004, is set forth in the table below. Trustees who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust.

----------------------------------------------------------------------------------------------------------------
                                                             PENSION OR
                                        AGGREGATE            RETIREMENT             ESTIMATED          TOTAL
          NAME                        COMPENSATION         BENEFITS ACCRUED          ANNUAL         COMPENSATION
                                       FROM TRUST*        AS PART OF TRUST'S      BENEFITS UPON      FROM FUND
                                                               EXPENSES             RETIREMENT        COMPLEX**
----------------------------------------------------------------------------------------------------------------
Corey A. Colehour                        $51,000                   $0                    $0             $84,000
----------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton                        $51,000                   $0                    $0             $84,000
----------------------------------------------------------------------------------------------------------------
Roger Somers                             $51,000                   $0                    $0             $84,000
----------------------------------------------------------------------------------------------------------------
John O. Demaret                          $51,000                   $0                    $0             $87,000
----------------------------------------------------------------------------------------------------------------
Patrick T. McCarville                    $51,000                   $0                    $0             $84,000
----------------------------------------------------------------------------------------------------------------

* REPRESENTS COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2004.

** REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, RYDEX ETF TRUST AND, WITH RESPECT TO MR. DEMARET, COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX CAPITAL PARTNERS SPHINX FUND.

TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

CARL G. VERBONCOEUR (51)

      President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Vice President and Treasurer of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; President and Chief Executive Officer of Rydex Dynamic Funds, 2003 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present; Vice President and Treasurer of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (33)

      Vice President of Rydex Series Funds, 1997 to present; Vice President of Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present. Chief Operating Officer of PADCO Advisors, Inc., investment advisor, 2003 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 1993 to present; Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to 2003; Chief Operating Officer of PADCO Advisors II, Inc., investment advisor, 2003 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 1996 to present; Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to 2003; President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Chief Operating Officer of Rydex Distributors, Inc. 2003 to present; Executive Vice President of Rydex Distributors, Inc. 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. HAIGNEY (37)

      Assistant Secretary of Rydex Series Funds, 2000 to Present; Assistant Secretary of Rydex Variable Trust, 2000 to present; Assistant Secretary of Rydex Dynamic Funds, 2000 to present; Assistant Secretary of Rydex ETF Trust, 2002 to present. Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present. Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

NICK BONOS (40)

      Vice President and Treasurer of Rydex Series Funds, 2003 to present; Vice President and Treasurer of Rydex Variable Trust, 2003 to present; Vice President and Treasurer of Rydex Dynamic Funds, 2003 to present; Vice President and Treasurer of Rydex ETF Trust, 2003 to present. Senior Vice President of Rydex Fund Services, Inc., 2003 to present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2002; Vice President of Mutual Fund Services, State Street Corp., 1997 to 1999.


THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment advisor under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

Under an investment advisory agreement, the Advisor serves as the investment advisor for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of July 2, 2004 assets under management of the Advisor were approximately $12.46 billion.

ADVISORY FEE. Pursuant to the advisory agreement with the Advisor (i) the Sector Rotation Fund pays the Advisor a fixed fee of 0.90% at an annualized rate, based on the average daily net assets for the Fund, and (ii) the Core Equity Fund pays the Advisor a management fee that is comprised of two components: the first component is an annual basic fee (the "basic fee") equal to 0.70% of the Core Equity Fund's average daily net assets, and the second component is a performance fee adjustment. The Core Equity Fund's fee structure is described below.

The Core Equity Fund's basic fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Fund for the relevant performance period exceeds, or is exceeded by, the investment record (the "record") of the index determined by the Fund to be appropriate over the same period. The Trustees have designated the Russell 3000(R) Index (the "Index") for this purpose. The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance period consists of a rolling 12-month period, and will be calculated and applied at the end of each month. Each 0.0375% of difference will result in a performance rate adjustment of 0.01%. The maximum annualized performance rate adjustment is +/- 0.20%. A percentage of this rate (based on the number of days in the current month) is then multiplied by the average daily net assets of the Core Equity Fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the basic fee. The monthly performance adjustment will be further adjusted to the extent necessary to insure that the total of such adjustments to the basic fee does not exceed +/- 0.20% of average daily net assets for that year.

Performance Adjustment Example

The following hypothetical example illustrates the application of the performance adjustment. For purposes of the example, any dividends and capital gain distributions paid by the Core Equity Fund are treated as if reinvested in shares of the Core Equity Fund at net asset value, and any dividends paid on the stocks in the Index are treated as if reinvested in the Index.

The example also makes these assumptions:

                                     Fund's         Index's             Fund's
For the  rolling 12-month          investment      cumulative     performance relative
performance period                performance        change          to the Index
------------------                -----------        ------          ------------

January 1                            $50.00         100.00
December 31                          $55.25         110.20
Absolute change                     +$5.25          +$10.20
Actual change                       +10.50%         +10.20%             +0.30%

Based on these assumptions, the Core Equity Fund calculates the Advisor's management fee rate for the last month of the performance period as follows:

      o The portion of the annual basic fee rate of 0.70% applicable to that month is multiplied by the Fund's average daily net assets for the month. This results in the dollar amount of the basic fee.

      o The +0.30% difference between the performance of the Core Equity Fund and the record of the Index is divided by 3.75, producing a rate of 0.08%.

      o The 0.08% rate (adjusted for the number of days in the month) is multiplied by the Fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

      o The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

If the record of the Index during the performance period exceeded the Core Equity Fund's performance, the dollar amount of the performance adjustment would be deducted from the dollar amount of the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the Core Equity Fund and the record of the Index, the controlling factor is not whether the Core Equity Fund performance is up or down, but whether it is up or down more or less than the record of the Index. Therefore, it is possible that the Fund will pay a positive performance adjustment even during periods of negative Fund performance. Moreover, the comparative investment performance of the Core Equity Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Core Equity Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the basic fee. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Core Equity Fund's performance compared to the Index.

It is not possible to predict the effect of the performance adjustment on the overall compensation to the Advisor in the future since it will depend on the performance of the Core Equity Fund relative to the record of the Index.

Under the terms of the advisory contract, the Core Equity Fund pays management fees at a rate equal to the basic fee plus or minus the amount of the performance adjustment for the current semi-annual period. The management fee is computed and accrued daily, and the entire management fee is paid monthly.


For the fiscal periods ended March 31, 2002, March 31, 2003 and March 31, 2004 the Advisor received the following investment advisory fees from the Funds:

--------------------------------------------------------------------------------
           FUND                           ADVISORY FEES PAID
                             ---------------------------------------------------
                             2002                2003                2004*
--------------------------------------------------------------------------------
Sector Rotation Fund         n/a               $631,572            $840,645
--------------------------------------------------------------------------------
Core Equity Fund             n/a               $ 73,449            $374,291
--------------------------------------------------------------------------------

* FEES PAID FOR THE PERIOD DECEMBER 12, 2003 TO MARCH 31, 2004 WERE PAID PURSUANT TO THE INTERIM AGREEMENT.

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. For the fiscal periods ended March 31, 2002, March 31, 2003, and March 31, 2004 the Funds paid the Servicer the following service fees:

--------------------------------------------------------------------------------------------------
                 FUND                      ADMINISTRATIVE SERVICE FEES PAID
                                  ----------------------------------------------------------------
                                  2002                     2003                    2004*
--------------------------------------------------------------------------------------------------
Sector Rotation Fund              n/a                    $175,485                $233,513
--------------------------------------------------------------------------------------------------
Core Equity Fund                  n/a                    $ 20,403                $128,033
--------------------------------------------------------------------------------------------------

* FEES PAID FOR THE PERIOD DECEMBER 12, 2003 TO MARCH 31, 2004 WERE PAID PURSUANT TO THE INTERIM AGREEMENT.

Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal periods ended March 31, 2002, March 31, 2003, and March 31, 2004:

------------------------------------------------------------------------------------------------------------
                 FUND                                    ACCOUNTING SERVICES FEES PAID
                                           -----------------------------------------------------------------
                                           2002                     2003                     2004*
------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                        n/a                    $70,175                  $93,405
------------------------------------------------------------------------------------------------------------
Core Equity Fund                            n/a                    $ 8,161                  $51,213
------------------------------------------------------------------------------------------------------------

* FEES PAID FOR THE PERIOD DECEMBER 12, 2003 TO MARCH 31, 2004 WERE PAID PURSUANT TO THE INTERIM AGREEMENT.

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.


A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. No fees were paid under the A-Class Distribution Plan for the fiscal year ended March 31, 2004.


C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C-Class Plan allows for payment of up to .75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Shareholder Services Plan permits the payment of up to .25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

The Funds paid the following fees pursuant to the plans for the fiscal year ended March 31, 2004:

--------------------------------------------------------------------------------
FUND                                          C-CLASS                 H-CLASS
--------------------------------------------------------------------------------
Sector Rotation Fund                         $346,609                $146,861
--------------------------------------------------------------------------------
Core Equity Fund                             $163,070                $ 87,266
--------------------------------------------------------------------------------


COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES


As of July 2, 2004 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

---------------------------------------------------------------------------------------------------------
  SHARE CLASS                  FUND              SHARES       PERCENT       NAME AND ADDRESS
---------------------------------------------------------------------------------------------------------
A CLASS
                            Core Equity         14362.12        23.90  A G EDWARDS & SONS INC C/F
                                                                       MARK T ANDERSON
                                                                       571 LISSON GROVE
                                                                       NEW LENOX IL  60451-8522-8522
                            Core Equity         14362.12         6.22  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998
                            Core Equity         14362.12         5.62  STIFEL NICOLAUS & CO INC
                                                                       BETTE K HIATT IRA
                                                                       501 NORTH BROADWAY
                                                                       ST LOUIS  MO  63102
                            Core Equity         14362.12         5.59  RBC DAIN RAUSCHER CUSTODIAN
                                                                       ADAM W JOHNSON
                                                                       11 E PELICAN ST
                                                                       NAPLES  FL    34113
                            Core Equity         14362.12         5.59  RBC DAIN RAUSCHER CUSTODIAN
                                                                       LOU ANNE JOHNSON
                                                                       11 EAST PELICAN ST
                                                                       NAPLES  FL  34113
                            Core Equity         14362.12        23.26  PERSHING LLC
                                                                       P. O. BOX 2052
                                                                       JERSEY CITY, NJ 07303-9998


DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S.

exchanges are closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

---------------------------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                            AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
---------------------------------------------------------------------------------------------------------------
Less than $100,000                                                     4.00%
---------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                        3.00%
---------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                        2.25%
---------------------------------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                                       1.20%
---------------------------------------------------------------------------------------------------------------
Greater than $1,000,000                                                1.00%
---------------------------------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its prospectus), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in the prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      Some accounts cannot be aggregated. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A Fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test").

Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Bond Fund, all or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

In general, with respect to the International Funds and Sector Funds gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Funds may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Funds, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. axation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

Beginning in 2004, the Trust will be required to disclose annually each Fund's complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from July 1, 2003 through June 30, 2004, and is due no later than August 31, 2004. Once filed, Form N-PX for each Fund will be available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Each Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's Web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS AND CUSTODIAN

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201, is the independent registered public accounting firm of the Trust and each of the Funds. For the years ended March 31, 2003 and prior, Deloitte & Touche LLP, Two World Financial Center, New York, NY 10021, was the independent registered public accounting firm of the Trust.

U.S. Bank, N.A. (the "Custodian") 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds. The custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2004, including notes thereto and the report of PricewaterhouseCoopers LLP, and the Trust's financial statements for the fiscal year ended March 31, 2003, including notes thereto and the reports of Deloitte & Touche LLP, are incorporated by reference into this SAI. A copy of the Trust's 2004 Annual Reports to Shareholders must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investment's policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

      B.    Proxy Voting Procedures

      Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex Investment's portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

      o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

      o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investment's authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

      o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o managing a pension plan for a company whose management is soliciting proxies;

      o significant business relationship - having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;

      o significant personal / family relationship - Rydex Investments, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (E.G., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o Refer Proposal to the Client - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o Obtain Client Ratification - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o Use an Independent Third Party for All Proposals - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

      o Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investment's judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)     The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)    The shareholder meeting date;

      (v)     A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)     A copy of this Policy;

      (ii)    Proxy Statements received regarding client securities;

      (iii)   Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)     Records of client requests for proxy voting information.

      With respect to Rydex Investment's Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investment's records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex

Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (E.G., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                                  Vote With Mgt.
B.  Chairman and CEO is the Same Person                                         Vote With Mgt.
C.  Majority of Independent Directors                                           Vote With Mgt.
D.  Stock Ownership Requirements                                                Vote With Mgt.
E.  Limit Tenure of Outside Directors                                           Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection               Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                              Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election                          Vote With Mgt.
B.  Reimburse Proxy Solicitation                                                Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                                          Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                                          Vote With Mgt.
B.  Cumulative Voting                                                           Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                                Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                             Case-by-Case
B.  Fair Price Provisions                                                       Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.
        To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                                         Vote With Mgt.
B.  Equal Access                                                                Vote With Mgt.
C.  Bundled Proposals                                                           Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                                  Vote With Mgt.
B.  Stock Splits                                                                Vote With Mgt.
C.  Reverse Stock Splits                                                        Vote With Mgt.
D.  Preemptive Rights                                                           Vote With Mgt.
E.  Share Repurchase Programs                                                   Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                                Case-by-Case
         Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes                       Vote With Mgt.
C.  Employee Stock Ownership Plans                                              Vote With Mgt.
D.  401(k) Employee Benefit Plans                                               Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                              Vote With Mgt.
B.  Voting on Reincorporation Proposals                                         Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                                    Case-by-Case
B.  Corporate Restructuring                                                     Vote With Mgt.
C.  Spin-Offs                                                                   Vote With Mgt.
D.  Liquidations                                                                Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                                       Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

                               MEDIUS FEEDER FUND
                               MEDIUS MASTER FUND
                                 OTC FEEDER FUND
                                 OTC MASTER FUND
                              UTILITIES FEEDER FUND
                              UTILITIES MASTER FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's prospectuses, dated August 1, 2004. Copies of the Trust's prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.


                     The date of this SAI is August 1, 2004.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST.........................................S-1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS............................S-1
ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS..............................S-10
INVESTMENT RESTRICTIONS....................................................S-10
BROKERAGE ALLOCATION AND OTHER PRACTICES...................................S-13
MANAGEMENT OF THE TRUST....................................................S-15
DETERMINATION OF NET ASSET VALUE...........................................S-24
PURCHASE AND REDEMPTION OF SHARES..........................................S-25
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS.............S-26
DIVIDENDS, DISTRIBUTIONS, AND TAXES........................................S-29
OTHER INFORMATION..........................................................S-33
INDEX PUBLISHERS...........................................................S-34
COUNSEL....................................................................S-35
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS AND CUSTODIAN...............S-35
APPENDIX A..................................................................A-1
SCHEDULE A .................................................................  1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust: Medius Feeder, Medius Master, OTC Feeder, OTC Master Funds (collectively, the "Benchmark Funds"); Utilities Feeder and Utilities Master Funds (collectively, the "Sector Funds"). The Medius Master, OTC Master, and Utilities Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Medius Feeder, OTC Feeder, and Utilities Feeder Funds (together, the "Feeder Funds"), respectively. The Medius Feeder, Medius Master, OTC Feeder, OTC Master, Utilities Feeder, and Utilities Master Funds are not currently offering shares and will only do so as a result of, and following the reorganization of the Medius, OTC, and Utilities Funds with and into the Medius Master, OTC Master, and Utilities Master Funds, respectively.

The Funds currently offer Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The investment objective of each Benchmark Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment advisor, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments, (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Medius Feeder, Medius Master, and Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Medius Feeder, Medius Master, and Sector Funds might have to sell portfolio securities to meet interest or principal payments at time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS

The Sector Funds may invest in issuers located outside the United States. The Sector Funds may also purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Medius Feeder, OTC Feeder and Utilities Feeder Funds pursue their respective investment goals through a master-feeder arrangement.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

OPTIONS TRANSACTIONS

Options on Securities. The Funds may buy call options and write (sell) put options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

Options on Security Indices. The Funds may purchase call options and write put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

Options on Futures Contracts. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS

The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER

The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" in the Trust's Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year.

REPURCHASE AGREEMENTS

As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

SHORT SALES

The Funds may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, the Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the

Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

UTILITIES MASTER AND UTILITIES FEEDER FUNDS

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations (and certain policies set forth as such in the Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE OTC FEEDER FUND AND OTC MASTER FUND

The OTC Feeder and OTC Master Funds shall not:

      1. Lend any security or make any other loan if, as a result, more than 331/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

      2.    Underwrite securities of any other issuer.

      3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

      4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 8, and 9, as applicable to the Fund.

      5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and
            (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

      6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

      7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

      8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

FUNDAMENTAL POLICIES OF THE MEDIUS FEEDER, MEDIUS MASTER, AND SECTOR FUNDS

The Medius Feeder, Medius Master, and Sector Funds shall not:

      10. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

      11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

      12. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

      13. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

      14. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      15. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

      16. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees and, with respect to the policy to invest at least 80% of a Fund's assets in securities of companies in a specific sector, subject to 60 days prior notice to shareholders.

Each Fund may not:

      1.    Invest in warrants.

      2.    Invest in real estate limited partnerships

      3.    Invest in mineral leases.

The Medius Feeder, Medius Master, and Sector Funds may not:

      4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

      5.    Invest in companies for the purpose of exercising control.

      6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
            Section 18 of the 1940 Act.

      7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

      8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Utilities Master Fund will:

      9. Invest, under normal circumstances, at least 80% of the value of its assets in securities of companies in the utilities sector.

The Utilities Feeder Fund will:

      10. Invest, under normal circumstances, at least 80% of the value of its assets in securities of companies in the utilities sector or 100% of the value of its assets in the Utilities Master Fund.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares.

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for the 71 Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Funds of Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 108 Funds, each of which is overseen by the Trustees. The Trustees have approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

TRUSTEES


CARL G. VERBONCOEUR (51)

      Trustee of Rydex Series Funds, 2004 to present; Trustee of Rydex Variable Trust, 2004 to present; Trustee of Rydex Dynamic Funds, 2004 to present; Trustee of Rydex ETF Trust, 2004 to present; President, Chief Executive Officer and Treasurer of Rydex Variable Trust, 2003 to present; President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Treasurer of Rydex Series Funds, 1997 to present; Vice President of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Treasurer of Rydex Variable Trust, 1998 to present; Vice President Rydex Variable Trust, 1998 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Dynamic Funds, 1999 to 2003; President and Chief

      Executive Officer of Rydex ETF Trust, 2003 to present. Treasurer of Rydex ETF Trust, 2002 to 2003; Vice President of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

COREY A. COLEHOUR (58)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (63)

      Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (64)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present. Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (61)

      Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (59)

      Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President, Arrow Limousine, 1963 to present.


BOARD STANDING COMMITTEES. The Board has established the following standing committee:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed Trust fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Advisor" below, the Board's continuance of the investment advisory agreement must be specifically approved at least annually
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund and
(ii) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the investment advisory agreement for another year.

Before this year's meeting , the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Advisor charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Advisor's profitability from its Fund-related operations;
(h) the Advisor's compliance systems; (i) the Advisor's policies on and compliance procedures for personal securities transactions; (j) the Advisor' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the investment advisory agreement for another year.


As discussed in the section of this SAI entitled "The Advisory Agreement" below, the voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Prior to his death in December 2003, Mr. Viragh controlled the Viragh Family Trust. Upon Mr. Viragh's death, control of the Viragh Family Trust transferred to its trustees. This change in control of the Viragh Family Trust resulted in the termination of the investment advisory agreement pursuant to relevant provisions of the 1940 Act. Therefore, shareholders of the Trust were required to approve a new advisory agreement in order for the Advisor to continue as each Fund's investment adviser. Shareholders approved the new investment advisory agreement at a shareholder meeting held on April 30, 2004.

During the period between the termination of the old investment advisory agreement (the "Old Agreement") and the approval of the new agreement (the "New Agreement") by shareholders (the "Interim Period"), the Advisor continued to provide investment advisory services to the Funds pursuant to an interim agreement between the Advisor and the Trust that was approved by the Board at a special meeting it held shortly after Mr. Viragh's death (the "Interim Agreement"). The Interim Agreement was identical in all material respects - including fees to be paid to the Advisor - to the old investment advisory agreement, except for the time periods covered by the agreements.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund and all Rydex Funds as of the end of the most recently completed calendar year. Shares of the Master Funds are not available for purchase by individuals. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

-------------------------------------------------------------------------------------------------------------
                                                                               AGGREGATE DOLLAR RANGE OF
             NAME                       DOLLAR RANGE OF FUND SHARES            SHARES IN ALL RYDEX FUNDS
                                         (RYDEX SERIES FUNDS ONLY)               OVERSEEN BY TRUSTEE**
-------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur*            N/A                                             N/A
-------------------------------------------------------------------------------------------------------------
                                $10,001-$50,000 - Electronics Fund
                                $10,001-$50,000 - Technology Fund
Corey A. Colehour               $10,001-$50,000 - Energy Services Fund              $50,001-$100,000
                                $10,001-$50,000 - Financial Services Fund
-------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton               $0                                                         $0
-------------------------------------------------------------------------------------------------------------
                                $50,001-$100,000 - Energy Fund
John O. Demaret                 $50,001-$100,000 - Basic Materials Fund              over $100,000
-------------------------------------------------------------------------------------------------------------
                                $10,001-50,000 - Nova Fund
Patrick T. McCarville           $1-$10,000 - OTC Fund                               $50,001-$100,000
                                $10,001-$50,000 - Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------
                                $10,001-$50,000 - Mekros Fund
                                $50,001-$100,000 - Medius Fund
                                $1-$10,000 - Juno Fund
Roger Somers                    $50,001-$100,000 -Nova Fund                          over $100,000
                                $50,001-$100,000 -Velocity Fund
-------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur*            N/A                                             N/A
-------------------------------------------------------------------------------------------------------------
                                $10,001-$50,000 - Biotechnology Fund
-------------------------------------------------------------------------------------------------------------

* MR. VERBONCOEUR WAS NOT A TRUSTEE OF THE TRUST AS OF MARCH 31, 2004.

** VALUATION DATE IS DECEMBER 31, 2003.

BOARD COMPENSATION. The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2004, is set forth in the table below. Trustees who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust.

------------------------------------------------------------------------------------------------------------------
                                                              PENSION OR
                                                              RETIREMENT                                  TOTAL
           NAME                         AGGREGATE          BENEFITS ACCRUED       ESTIMATED ANNUAL    COMPENSATION
                                    COMPENSATION FROM     AS PART OF TRUST'S       BENEFITS UPON        FROM FUND
                                         TRUST*                EXPENSES              RETIREMENT         COMPLEX**
------------------------------------------------------------------------------------------------------------------
Corey A. Colehour                        $51,000                   $0                    $0               $84,000
------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton                        $51,000                   $0                    $0               $84,000
------------------------------------------------------------------------------------------------------------------
Roger Somers                             $51,000                   $0                    $0               $84,000
------------------------------------------------------------------------------------------------------------------
John O. Demaret                          $51,000                   $0                    $0               $87,000
------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville                    $51,000                   $0                    $0               $84,000
------------------------------------------------------------------------------------------------------------------

* REPRESENTS COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2004.

** REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, RYDEX ETF TRUST AND, WITH RESPECT TO MR. DEMARET, COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX CAPITAL PARTNERS SPHINX FUND.


TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

CARL G. VERBONCOEUR (51)

      President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Vice President and Treasurer of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; President and Chief Executive Officer of Rydex Dynamic Funds, 2003 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present; Vice President and Treasurer of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (33)

      Vice President of Rydex Series Funds, 1997 to present; Vice President of Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present. Chief Operating Officer of PADCO Advisors, Inc., investment advisor, 2003 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 1993 to present; Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to 2003; Chief Operating Officer of PADCO Advisors II, Inc., investment advisor, 2003 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 1996 to present; Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to 2003; President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Chief Operating Officer of Rydex Distributors, Inc. 2003 to present; Executive Vice President of Rydex Distributors, Inc. 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. HAIGNEY (37)

      Assistant Secretary of Rydex Series Funds, 2000 to Present; Assistant Secretary of Rydex Variable

      Trust, 2000 to present; Assistant Secretary of Rydex Dynamic Funds, 2000 to present; Assistant Secretary of Rydex ETF Trust, 2002 to present. Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present. Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

NICK BONOS (40)

      Vice President and Treasurer of Rydex Series Funds, 2003 to present; Vice President and Treasurer of Rydex Variable Trust, 2003 to present; Vice President and Treasurer of Rydex Dynamic Funds, 2003 to present; Vice President and Treasurer of Rydex ETF Trust, 2003 to present. Senior Vice President of Rydex Fund Services, Inc., 2003 to present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2002; Vice President of Mutual Fund Services, State Street Corp., 1997 to 1999.


THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment advisor under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

Under an investment advisory agreement, the Advisor serves as the investment advisor for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of July 2, 2004 assets under management of the Advisor were approximately $12.46 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

                  FUND                                            ADVISORY FEE
                  ----                                            ------------
                  Medius Feeder Fund                                  .00%
                  Medius Master Fund                                  .90%
                  OTC Feeder Fund                                     .00%
                  OTC Master Fund                                     .75%
                  Utilities Feeder Fund                               .00%
                  Utilities Master Fund                               .85%

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

Pursuant to an Accounting Service Agreement the Services serves as Accounting Services Agent and performs certain record keeping and accounting functions.

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The OTC Feeder Fund and Sector Funds have adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to .25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to .25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The OTC Feeder, Medius Feeder and Sector Funds have adopted a Distribution and Shareholder Services Plan for C Class Shares (the "C Class Plan"). Under the C Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C Class Plan allows for payment of up to .75% of each Fund's assets attributable to C Class Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to C Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - The Medius Feeder Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to H Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Shareholder Services Plan permits the payment of up to .25% of each Fund's assets attributable to H Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of

$250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

---------------------------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                            AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
---------------------------------------------------------------------------------------------------------------
Less than $100,000                                                     4.00%
---------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                        3.00%
---------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                        2.25%
---------------------------------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                                       1.20%
---------------------------------------------------------------------------------------------------------------
Greater than $1,000,000                                                1.00%
---------------------------------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its prospectus), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in the prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      Some accounts cannot be aggregated. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the

            Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A Fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code would not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test"). For purposes of the 90% Test, investments in REITs are qualifying securities.

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Bond Fund, all or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for 6 months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Medius Feeder Fund, Medius Master Fund, and Sector Funds, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter,

"blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Medius Feeder Fund, Medius Master Fund, and Sector Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Investment income that may be received by a Fund from owners in a foreign country may be subject to foreign taxes withheld at source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of, or exemption from, taxes on such income.

MASTER-FEEDER STRUCTURE

The Medius Feeder Fund, OTC Feeder Fund and Utilities Feeder Fund are each feeder funds in a master-feeder structure. The corresponding Master Funds for these Funds are the Medius Master Fund, OTC Master Fund and Utilities Master Fund, respectively. Each master fund is taxable for federal income tax purposes as a corporation and each has made an election to be treated as a regulated investment company.

Each of the Medius Feeder Fund, OTC Feeder Fund and Utilities Feeder Fund will receive dividend and capital gain distributions from the Medius Master Fund and OTC Master Fund respectively. Such dividend and capital gain distributions will then be distributed by the Medius Feeder Fund, OTC Feeder Fund, and Utilities Feeder Fund to their respective shareholders.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number), (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"), (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. Whenever a Feeder Fund is requested to vote on any matter relating to its respective Master Fund, the Feeder Fund will vote its shares of the Master Fund in the same proportion as votes received from Feeder Fund shareholders at a meeting called to consider the matter in question. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

Beginning in 2004, the Trust will be required to disclose annually each Fund's complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from July 1, 2003 through June 30, 2004, and is due no later than August 31, 2004. Once filed, Form N-PX for each Fund will be available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Each Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons").

Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's Web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or by Dow Jones. S&P and Dow Jones make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P Indexes to track general stock market performance. S&P and Dow Jones' only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P and of Dow Jones and of the S&P Indexes and Dow Jones Industrial Average(SM) which is determined, composed and calculated by S&P and Dow Jones, respectively, without regard to Rydex Investments or the Rydex Funds. S&P and Dow Jones have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indexes or the Dow Jones Industrial Average(SM), respectively. S&P and Dow Jones are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the net asset value of the Rydex Funds. S&P and Dow Jones have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P AND DOW JONES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. S&P AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR DOW JONES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR

ARRANGEMENTS BETWEEN DOW JONES AND RYDEX INVESTMENTS.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS AND CUSTODIAN

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, MD 21201, is the independent registered public accounting firm of the Trust and each of the Funds. For the years ended March 31, 2003 and prior, Deloitte & Touche LLP, Two World Financial Center, New York, NY 10021, was the independent registered public accounting firm of the Trust.

U.S. Bank, N.A. (the "Custodian") 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds. The custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between RGA and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in
Section III, below.

      B.    Proxy Voting Procedures

            Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as Schedule A hereto, as such Guidelines may be revised from time to time by RGA's portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

      o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

      o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting Instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

      o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o managing a pension plan for a company whose management is soliciting proxies;

      o significant business relationship - having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;

      o significant personal/family relationship - RGA, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (E.G., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o Refer Proposal to the Client - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o Obtain Client Ratification - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o Use an Independent Third Party for All Proposals - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

      o Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)     The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)    The shareholder meeting date;

      (v)     A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)     A copy of this Policy;

      (ii)    Proxy Statements received regarding client securities;

      (iii)   Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)     Records of client requests for proxy voting information.

      With respect to Rydex Investments' Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex

Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (E.G., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                                  Vote With Mgt.
B.  Chairman and CEO is the Same Person                                         Vote With Mgt.
C.  Majority of Independent Directors                                           Vote With Mgt.
D.  Stock Ownership Requirements                                                Vote With Mgt.
E.  Limit Tenure of Outside Directors                                           Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection               Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                              Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election                          Vote With Mgt.
B.  Reimburse Proxy Solicitation                                                Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                                          Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                                          Vote With Mgt.
B.  Cumulative Voting                                                           Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                                Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                             Case-by-Case
B.  Fair Price Provisions                                                       Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.
        To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                                  Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                                         Vote With Mgt.
B.  Equal Access                                                                Vote With Mgt.
C.  Bundled Proposals                                                           Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                                  Vote With Mgt.
B.  Stock Splits                                                                Vote With Mgt.
C.  Reverse Stock Splits                                                        Vote With Mgt.
D.  Preemptive Rights                                                           Vote With Mgt.
E.  Share Repurchase Programs                                                   Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                                Case-by-Case
         Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes                       Vote With Mgt.
C.  Employee Stock Ownership Plans                                              Vote With Mgt.
D.  401(k) Employee Benefit Plans                                               Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                              Vote With Mgt.
B.  Voting on Reincorporation Proposals                                         Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                                    Case-by-Case
B.  Corporate Restructuring                                                     Vote With Mgt.
C.  Spin-Offs                                                                   Vote With Mgt.
D.  Liquidations                                                                Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                                       Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 22.    EXHIBITS:
--------    ---------

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the U.S. Securities and Exchange Commission ("SEC") on October 30, 1996.

(a)(2) Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(b)         By-Laws of the Registrant are incorporated herein by reference to
            Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(c)         Not applicable.

(d)(1) Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
            (5)(a) of Post-Effective Amendment No. 27 to this Registration Statement, filed with thee SEC on October 30, 1996.

(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(d)(3) Amendment dated November 2, 1993 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(d)(4) Amendment dated March 8, 1996 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(d)(5) Amendment dated September 25, 1996 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(d)(6) Amendment dated August 11, 1998 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(d)(7) Amendment dated May 21, 2001 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(d)(8) Amendment dated November 5, 2001 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 45 to this Registration Statement, filed with the SEC on February 7, 2002.

(d)(9) Amendment dated May 20, 2002 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(d)(10) Amendment dated July 1, 2002 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed with the SEC on July 31, 2003.


(d)(11) Amendment dated November 10, 2003 to the Management Contract dated May 14, 1993 between the Registrant and PADCO Advisors, Inc., filed herewith.

(d)(12) Interim Management Contract dated December 12, 2003 between the Registrant and PADCO Advisors, Inc., filed herewith.

(d)(13) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc., filed herewith.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc., relating to Advisor Class Shares, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 31 to this Registration Statement, filed with the SEC on May 29, 1998.

(e)(2) Distribution Agreement between the Registrant and PADCO Financial Services, Inc., relating to shares of the International Funds, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(e)(3) Distribution Agreement dated August 28, 2000 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(f)         Not applicable.

(g) Custody Agreement between the Registrant and Star Bank, N.A. is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(h)(1) Service Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(h)(2) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to this Registration Statement, filed with the SEC on October 30, 1996.

(h)(3) Amendment dated March 16, 1998 to the Service Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 31 to this Registration Statement, filed with the SEC on May 29, 1998.

(h)(4) Amendment dated May 21, 2001 to the Service Agreement between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post- Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(h)(5) Amendment dated December 11, 1998 to the Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (4)(h) of Post-Effective Amendment No. 35 to this Registration Statement, filed with the SEC on July 30, 1999.

(h)(6) Amendment dated February 25, 2000 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
            (h)(8) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(h)(7) Amendment dated May 21, 2001 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit
            (h)(7) of Post- Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(h)(8) Amendment dated November 5, 2001 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit
            (h)(8) of Post-Effective Amendment No. 45 to this Registration Statement, filed with the SEC on February 7, 2002.

(h)(9) Amendment dated November 5, 2001 to the Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 45 to this Registration Statement, filed with the SEC on February 7, 2002.

(h)(10) Amendment dated May 20, 2002 to the Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(h)(11) Amendment dated May 20, 2002 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.


(h)(12) Amendment dated November 10, 2003 to the Service Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., filed herewith.

(h)(13) Amendment dated November 10, 2003 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc., filed herewith.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, filed herewith.

(j)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, filed herewith.

(j)(2)      Consent of Independent Accounting Firm, Deloitte & Touche LLP.

(k)         Not applicable.

(l)         Not applicable.

(m)(1) Plan of Distribution for the Rydex Institutional Money Market Fund as revised, June 23, 1997 is incorporated herein by reference to Exhibit (15)(c) of Post-Effective Amendment No. 24 to this Registration Statement, filed with the SEC on October 27, 1995.

(m)(2) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for the Rydex Institutional Money Market Fund is incorporated herein by reference to Exhibit (15)(g) of Post-Effective Amendment No. 25 to this Registration Statement, filed with the SEC on March 1, 1996.

(m)(3) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for the Rydex High Yield Fund is incorporated herein by reference to Exhibit (15)(h) of Post-Effective Amendment No. 26 to this Registration Statement, filed with the SEC on September 11, 1996.

(m)(4) Distribution and Shareholder Services Plan for Advisor Class Shares is incorporated herein by reference to Exhibit (15)(i) of Post-Effective Amendment No. 30 to this Registration Statement, filed with the SEC on March 2, 1998.

(m)(5) Amendment dated February 25, 2000 to the Distribution and Shareholder Services Plan for Advisor Class Shares is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(m)(6) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(m)(7) Amendment dated May 21, 2001 to the Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post- Effective Amendment No. 43 to this Registration Statement, filed with the SEC on July 27, 2001.

(m)(8) Distribution Plan relating to H Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to this Registration Statement, filed with the SEC on August 1, 2000.

(m)(9) Amendment dated May 20, 2002 to the Distribution and Shareholder Services Plan for C Class Shares dated August 28, 2000 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(m)(10) Amendment dated May 20, 2002 to the Distribution Plan for H Class Shares dated August 28, 2000 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(m)(11) Amendment dated May 20, 2002 to the Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement, filed with the SEC on August 1, 2002.

(m)(12) Amendment dated November 18, 2002 to the Distribution Plan for A Class Shares dated November 5, 2001 is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed with the SEC on July 31, 2003.


(m)(13) Amendment dated November 10, 2003 to the Distribution and Shareholder Services Plan for C Class Shares dated August 28, 2000, filed herewith.

(m)(14) Amendment dated November 10, 2003 to the Distribution Plan for H Class Shares dated August 28, 2000, filed herewith.

(n)(1) Rule 18f-3 Plan dated August 28, 2000 is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed with the SEC on March 2, 1998.

(n)(2) Amendment dated August 28, 2000 to the Rule 18f-3 Plan, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 41 to this Registration Statement, filed with the SEC on October 10, 2001.

(n)(3) Amendment dated February 13, 2004 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed with the SEC on February 19, 2004.

(o)         Not applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 811-08821 and 333-57017), filed on April 5, 2000.


(p)(2) Amended Combined Code of Ethics dated August 25, 2003 to the Combined Code of Ethics for the Registrant, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Distributors, Inc., PADCO Service Company, Inc. filed herewith.


ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 24. INDEMNIFICATION:

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

      (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

      (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

      (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

ADVISER

PADCO Advisors I, Inc., d/b/a Rydex Investments, (the "Advisor") is the investment advisor for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

The officers and directors of the Advisor are as follows:

      Name                     Position
      ----                     --------
      Carl G. Verboncoeur      President, Treasurer, and Chief Executive Officer
      Michael P. Byrum         Executive Vice President, Secretary, and Chief
                               Operating Officer
      Robert M. Steele         Executive Vice President

Additional information as to any other business, profession, vocation or employment of substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 26. PRINCIPAL UNDERWRITERS:

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

Name and Principal        Positions and Offices With         Positions and Offices
Business Address          Underwriter                        with Registrant
--------------------      -----------------------------      ------------------------------
Carl G. Verboncoeur       President and Treasurer            President

Robert M. Steele          Executive Vice President           Vice President and Secretary

Michael P. Byrum          Executive Vice President and       Vice President
                          Secretary

Nick Bonos                None                               Vice President and Treasurer

Joanna M. Haigney         None                               Assistant Secretary

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS:

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 28. MANAGEMENT SERVICES:

There are no management-related service contracts not discussed in Parts A and B.

ITEM 29. UNDERTAKINGS:

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 54 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 27th day of July, 2004.

                                                   RYDEX SERIES FUNDS

                                                   /s/ Carl G. Verboncoeur
                                                   -----------------------
                                                   Carl G. Verboncoeur
                                                   President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 54 to the Registration Statement has been signed below by the following persons in the capacities on the dates indicated.

Signatures                        Title                                        Date
----------                        -----                                        ----

/s/Carl G. Verboncoeur            President and Chief Executive Officer        July 27, 2004
---------------------------
Carl G. Verboncoeur


            *                     Member of the Board of Trustees              July 27, 2004
---------------------------
Corey A. Colehour


            *                     Member of the Board of Trustees              July 27, 2004
---------------------------
J. Kenneth Dalton


            *                     Member of the Board of Trustees              July 27, 2004
---------------------------
Roger Somers


            *                     Member of the Board of Trustees              July 27, 2004
---------------------------
John O. Demaret


            *                     Member of the Board of Trustees              July 27, 2004
---------------------------
Patrick T. McCarville

*By /s/ Carl G. Verboncoeur
    -----------------------

      Carl G. Verboncoeur, Attorney-in-Fact, pursuant to powers of attorney for Carl G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers which is is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 43 to this Registration Statement, filed July 30, 2001.

                               RYDEX SERIES FUNDS
                                  EXHIBIT INDEX

NUMBER            EXHIBIT:
------            --------

EX-99.D11         Amendment dated November 10, 2003 to the Management Contract dated May 14, 1993.

EX-99.D12         Interim Management Contract dated December 12, 2003.

EX-99.D13         Advisory Agreement dated April 30, 2004.

EX-99.H12         Amendment dated November 10, 2003 to Service Agreement.

EX-99.H13         Amendment dated November 10, 2003 to Accounting Service
                  Agreement.

EX-99.I           Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.

EX-99.J1 Consent of Independent Certified Public Accounting Firm, PricewaterhouseCoopers LLP.

EX-99.J2          Consent of Independent Accounting Firm, Deloitte & Touche
                  LLP.

EX-99.M13         Amendment dated November 10, 2003 to Distribution and
                  Shareholder Services Plan for C-Class Shares dated August 28,
                  2000.

EX-99.M14         Amendment dated November 10, 2003 to Distribution Plan for
                  H-Class Shares dated August 28, 2000.

EX-99.P2          Amended Combined Code of Ethics dated August 25, 2003.